UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, Suite 1600

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

101 California Street, Suite 1600

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the reports transmitted to shareholders of the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund, each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report June 30, 2010

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Dividend Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Tactical Growth Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2010

1

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

Investors today demand a broad choice of investment tools to build solution-based portfolios. Forward’s recent acquisitions and partnerships have focused on adding a range of investment products to our fund family, including a number of alternative strategies funds which have emerged as key building blocks of investment portfolios in a changed investment climate.

Forward’s acquisitions have resulted in an expanded family of 32 funds unified under the Forward name, with $6 billion in assets under management as of June 30, 2010. Supplementing our core plus satellite fund lineup with alternative strategies has been one of the main drivers behind our acquisitions, and we now offer seven actively managed alternative strategies funds designed for both retail and institutional investors. Our lineup includes:

Forward Frontier Markets Fund

A portfolio that invests in securities that approximate the MSCI Frontier Markets Index.

Forward Long/Short Credit Analysis Fund

A long/short fund that seeks to maximize total rate of return and minimize investment risk using a credit- based, relative value investment strategy.

Forward Select Income Fund

A portfolio of preferred securities and high-income equities primarily issued by real estate companies that seeks high current income with the potential for modest long-term growth of capital.

Forward Strategic Alternatives Fund

Invests in assets classes with historically low correlations to stocks and bonds via exchange traded funds, exchange traded notes and structured notes.

Forward Strategic Realty Fund

A value-driven approach to real estate securities investing, providing targeted exposure to high-quality companies with the flexibility to invest in niche sectors as well as hedge the portfolio.

Forward Tactical Growth Fund

Tactical equity exposure in a mutual fund that seeks to manage risk with the flexibility to be long, short or neutral on the market.

In uncertain times like these, we think long-term investors may want to consider a fresh approach—one we call active exposure management. Exposure management is the continuous tuning of equity market exposure based on market conditions. The idea is to sidestep market downturns, and capitalize on positive and negative market movements. Forward launched the Forward Tactical Growth Fund in the fall of 2009 and the fund seeks to manage risk and enhance alpha with the flexibility to be long, short or market neutral. You can learn more by reading Forward Tactical Growth Fund: Portfolio Potential through Active Asset Allocation which is available on our web site at www.forwardfunds.com.

We also believe that shifting demographics and the low yield environment will conspire to enhance the attractiveness of income-generating securities. From Forward Select Income Fund, which focuses on Real Estate Investment Trust (REIT) preferred securities, to the Forward Long/Short Credit Analysis Fund, a long/short strategy focused on the credit markets, these total return strategies offer investors solid income-generating potential.

June 30, 2010	2

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. I am pleased that the shareholders of Forward Funds, as well as those formerly under the Accessor and Kensington names, now have seamless access to the 32 fund strategies that we offer, and that the expanded Forward Funds family offers our investors a wide selection of asset classes for building diverse portfolios seamlessly.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Funds may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The underlying investments of the Forward Tactical Growth Fund (such as Exchange Traded Funds (ETFs), futures and options on securities, securities indexes and shares of ETFs) involve heightened risks related to liquidity, increased volatility and unfavorable fluctuations in currency values. The underlying international and real estate investments will also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations. Investors will indirectly bear the expenses of the Fund’s underlying investments. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund.

The Forward Tactical Growth Fund was launched on September 14, 2009, and has a limited operating history.

The Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds will experience sudden and sharp price swings, which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

The Forward Frontier Markets Fund and Forward Strategic Alternatives Fund are not diversified funds and investors will indirectly bear the expenses of the funds’ underlying investments. The underlying investments of the Frontier Markets Fund and Strategic Alternatives Fund (such as structured notes, derivatives, commodities and levered Exchange Traded Funds or ETFs) may involve heightened risks related to liquidity, increased volatility, and unfavorable fluctuations in currency values. The underlying international and real estate investments may also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Alpha is a coefficient measuring risk-adjusted performance.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

3	June 30, 2010

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	Jim O’Donnell, CFA* Chief Investment Officer

Dear Shareholder:

The markets have posted prodigious gains since the March 2009 lows, and the rebound from those dark days has been broad based. In the thirteen months from the March 2009 trough to the recent peak in late April 2010, the MSCI EAFE Index of international stocks rose more than 80%, the S&P 500 rebounded more than 84% and the small cap Russell 2000 Index was up roughly 119%. While impressive, clearly these are unsustainable rates of change. While we would like to see a continuation of the advance, the rational investor in each of us realizes that the market needs to take some time to digest the recent gains.

Scientists tell us that it can take anywhere from 24 to 48 hours for humans to digest a large Thanksgiving meal. In all likelihood the capital markets will take quite a bit longer than a few trading days to process this recent advance. The process for the capital markets is typically measured in weeks and months rather than in hours and days. We may encounter some rough patches along the way as concerns about sovereign debt, political risk and the shape of the economic recovery trigger bouts of volatility which could lead to some additional distress.

At times like these one is best served by taking a step back and looking at the big picture. It is important to realize that sovereign debt risk typically rears its ugly head at the end of a recession when depressed government tax receipts have been hard pressed to keep pace with stimulative government spending. Deficits tend to moderate as economic activity rebounds and tax receipts improve, and we are beginning to see early evidence of this improvement in the most recent quarter’s data.

Political elections can introduce dimensions of risk that challenge the markets as well. There is some statistical evidence that suggests the second year of a president’s term in office may be met with weak stock market performance. Couple those influences with heated debates concerning policies related to taxes, healthcare, energy, and financial services and it is easy to see why stocks may have difficulty making much headway in the short term. As the midterm elections take place, political uncertainties should abate, and it is interesting to note that evidence suggests the strongest year for a president’s term in office may be the third year. The data shows that the strongest part of the presidential election cycle may actually begin in the fourth quarter of the second year and continue on into the third year.

Certainly, the macroeconomic landscape has been marked by an uneven slope to the shape of the recovery. As we said in our 2009 year-end letter, we remain of the opinion that there will be fits and starts in the signs of an economic rebound. That said, from a bottom-up perspective, the majority of evidence suggests that business conditions around the world are improving for the overwhelming majority of companies and industries.

Amid the crosscurrents of risk, volatility, sentiment and fundamentals, investors have been best served to remain broadly diversified and to expect the unexpected. In June 2010, sentiment was acutely negative against international stocks and yet they posted strong outperformance relative to U.S. stocks. While the world appears to be shrinking from a communications and economic perspective, correlations are beginning to revert back to more traditional levels. We are encouraged by the potential for international real estate, frontier markets, international fixed income and global infrastructure opportunities to broaden the spectrum of diversification tools and add to the investment opportunity universe.

June 30, 2010	4

Please review the information in our semiannual report, including the performance of the Forward Funds in the first half of 2010. We thank you for the continued confidence that you place in our Funds.

Best regards,

Jim O’Donnell, CFA*

Chief Investment Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Fund(s) may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the US & Canada.

*Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Alpha is a coefficient measuring risk-adjusted performance.

Sovereign debt is a debt instrument guaranteed by a government.

Political risk is a type of risk faced by investors, corporations, and governments. It is a risk that can be understood and managed with reasoned foresight and investment.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

5	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Banking and Finance Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(a)	N/A	N/A	N/A	-6.46%	03/16/10

Class A (load adjusted)(b)	0.53%	-9.32%	5.37%	5.23%	02/18/97

Class A (without load)(c)	6.70%	-8.24%	6.00%	5.70%	02/18/97

Class C (with CDSC)(d)	4.87%	-8.82%	N/A	5.33%	07/01/00

Class C (without CDSC)(e)	5.87%	-8.82%	N/A	5.33%	07/01/00

Forward Emerging Markets Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	21.79%	10.32%	N/A	19.48%	04/09/03

Institutional Class	22.35%	10.74%	11.38%	7.00%	10/04/95

Class M(a)	N/A	N/A	N/A	-3.22%	02/01/10

Forward Growth Fund(h)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	21.40%	N/A	N/A	8.91%	10/21/08

Class A (load adjusted)(b)	14.16%	-0.57%	-0.65%	8.67%	10/01/92

Class A (without load)(c)	21.13%	0.61%	-0.06%	9.04%	10/01/92

Class C (with CDSC)(d)	19.18%	0.04%	N/A	-0.65%	07/01/00

Class C (without CDSC)(e)	20.18%	0.04%	N/A	-0.65%	07/01/00

Forward International Dividend Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	14.59%	0.65%	-0.22%	2.53%	10/01/98

Institutional Class	14.24%	N/A	N/A	-14.97%	05/01/07

June 30, 2010	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 9 for important performance disclosure information about the Forward Funds.

Forward International Fixed Income Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	4.06%	3.52%	10/05/07

Institutional Class	4.46%	3.82%	10/05/07

Class C (with CDSC)(d)	2.42%	3.19%	10/05/07

Class C (without CDSC)(e)	3.42%	3.19%	10/05/07

Forward International Small Companies Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	8.76%	0.50%	N/A	8.32%	03/05/02

Institutional Class	9.17%	0.84%	1.81%	7.48%	02/07/96

Class A (load adjusted)(b)	2.38%	-0.73%	N/A	-0.12%	05/02/05

Class A (without load)(c)	8.60%	0.46%	N/A	1.03%	05/02/05

Class M(a)	N/A	N/A	N/A	-6.89%	02/01/10

Forward Large Cap Equity Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	13.15%	-5.02%	01/31/07

Class A (load adjusted)(b)	6.01%	-5.19%	10/31/06

Class A (without load)(c)	12.51%	-3.64%	10/31/06

Forward Legato Fund

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	15.55%	N/A	8.03%	10/21/08

Institutional Class	15.94%	N/A	-4.29%	05/01/08

Class A (load adjusted)(b)	8.69%	0.33%	1.46%	04/01/05

Class A (without load)(c)	15.33%	1.53%	2.61%	04/01/05

Forward Long/Short Credit Analysis Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	25.25%	12.01%	05/01/08

Institutional Class	25.61%	12.43%	05/01/08

Class C (with CDSC)(d)	23.76%	19.67%	06/03/09

Class C (without CDSC)(e)	24.76%	19.67%	06/03/09

Class M(a)	N/A	2.94%	02/01/10

7	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 9 for important performance disclosure information about the Forward Funds.

Forward Tactical Growth Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(a)	1.20%	09/14/09

Institutional Class(a)	1.44%	09/14/09

Class A (load adjusted)(a)(b)	-9.14%	03/12/10

Class A (without load)(a)(c)	-3.59%	03/12/10

Class C (with CDSC)(a)(d)	-0.28%	09/14/09

Class C (without CDSC)(a)(e)	0.72%	09/14/09

Class M(a)	-0.86%	02/01/10

(a) "Since inception" performance is not annualized for a "since inception" period that is less than 1 year.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(g) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(h) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(i) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Forward Management, LLC., the Advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management’s performance or strategy. Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited has been the Fund's sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund's sub-advisor and the Fund's investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor's performance.

(j) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

June 30, 2010	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

There are risks associated with investing, including loss of principal. Past performance does not guarantee future results.

For the Forward Banking and Finance Fund and the Forward Growth Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity. Funds that concentrate in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

For the Forward Emerging Markets Fund, the Forward International Dividend Fund and the Forward International Small Companies Fund, investing in foreign securities, especially emerging markets, will involve certain additional risks, including exchange rate fluctuation, political and social instability, less liquidity, greater volatility and less regulation. For Forward International Small Companies Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity.

For the Forward Legato Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity.

For the Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund's use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a "non-diversified" mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value. The Fund's prospectus allows for investment in non-investment grade securities.

For the Forward International Fixed Income Fund investing in foreign securities, especially emerging markets, will involve certain additional risks, including exchange rate fluctuations, social and political instability, liquidity, greater volatility and less regulation. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

For the Forward Tactical Growth Fund the underlying investments (such as ETFs, futures and options on securities and securities indexes) involve heightened risks related to liquidity, increased volatility and unfavorable fluctuations in currency values. The underlying international and real estate investments will also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations. Investors will indirectly bear the expenses of the Fund’s underlying investments. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund.

9	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD BANKING AND FINANCE FUND
Investor Class(c)
Actual	$1,000.00	$935.40	1.73%	$4.77

Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65
Class A
Actual	$1,000.00	$1,019.10	1.94%	$9.71

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Class C
Actual	$1,000.00	$1,016.50	2.49%	$12.45

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42

June 30, 2010	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$909.20	1.79%	$8.47

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Class
Actual	$1,000.00	$911.70	1.39%	$6.59

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class M(d)
Actual	$1,000.00	$967.80	1.38%	$5.54

Hypothetical	$1,000.00	$1,014.78	1.38%	$6.89

FORWARD GROWTH FUND
Institutional Class
Actual	$1,000.00	$971.90	0.99%	$4.84

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$970.80	1.29%	$6.30

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class C
Actual	$1,000.00	$966.70	1.94%	$9.46

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

FORWARD INTERNATIONAL DIVIDEND FUND(i)
Investor Class
Actual	$1,000.00	$906.80	1.42%	$6.70

Hypothetical	$1,000.00	$1,017.77	1.42%	$7.09
Institutional Class
Actual	$1,000.00	$907.30	1.05%	$4.95

Hypothetical	$1,000.00	$1,019.60	1.05%	$5.24

FORWARD INTERNATIONAL FIXED INCOME FUND
Investor Class
Actual	$1,000.00	$950.10	1.39%	$6.72

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Institutional Class
Actual	$1,000.00	$951.70	0.99%	$4.79

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

11	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD INTERNATIONAL FIXED INCOME FUND (continued)
Class C
Actual	$1,000.00	$946.90	1.94%	$9.36

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$920.20	1.65%	$7.86

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Institutional Class
Actual	$1,000.00	$921.90	1.27%	$6.05

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class A
Actual	$1,000.00	$919.40	1.80%	$8.57

Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class M(e)
Actual	$1,000.00	$931.10	1.30%	$5.12

Hypothetical	$1,000.00	$1,015.10	1.30%	$6.50

FORWARD LARGE CAP EQUITY FUND
Institutional Class
Actual	$1,000.00	$936.90	0.99%	$4.75

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$934.60	1.49%	$7.15

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

FORWARD LEGATO FUND
Investor Class
Actual	$1,000.00	$973.30	1.70%	$8.32

Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Institutional Class
Actual	$1,000.00	$974.40	1.31%	$6.41

Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56
Class A
Actual	$1,000.00	$972.20	1.84%	$9.00

Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

June 30, 2010	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Investor Class
Actual	$1,000.00	$1,045.70	1.97%	$9.98

Hypothetical	$1,000.00	$1,015.04	1.97%	$9.83
Institutional Class
Actual	$1,000.00	$1,047.50	1.61%	$8.15

Hypothetical	$1,000.00	$1,016.83	1.61%	$8.03
Class C
Actual	$1,000.00	$1,042.10	2.57%	$13.00

Hypothetical	$1,000.00	$1,012.07	2.57%	$12.81
Class M(f)
Actual	$1,000.00	$1,029.40	1.61%	$6.69

Hypothetical	$1,000.00	$1,016.79	1.61%	$8.07

FORWARD TACTICAL GROWTH FUND
Investor Class
Actual	$1,000.00	$984.80	1.74%	$8.56

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Institutional Class
Actual	$1,000.00	$986.40	1.39%	$6.85

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class A(g)
Actual	$1,000.00	$964.10	1.93%	$5.56

Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
Class C
Actual	$1,000.00	$981.70	2.34%	$11.50

Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Class M(h)
Actual	$1,000.00	$991.40	1.41%	$5.73

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Banking and Finance Fund began offering Investor Class shares on March 16, 2010.

(d) The Forward Emerging Markets Fund began offering Class M shares on February 1, 2010.

(e) The Forward International Small Companies Fund began offering Class M shares on February 1, 2010.

13	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

(f) The Forward Long/Short Credit Analysis Fund began offering Class M shares on February 1, 2010.

(g) The Forward Tactical Growth Fund began offering Class A shares on March 12, 2010.

(h) The Forward Tactical Growth Fund began offering Class M shares on February 1, 2010.

(i) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

June 30, 2010	14

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD BANKING AND FINANCE FUND
Banks: Diversified	70.37%

Banks: Savings, Thrift & Mortgage	7.76%

Insurance: Property-Casualty	6.17%

Real Estate Investment Trusts	4.05%

Diversified Financial Services	3.56%

Financial Data & Systems	2.77%

Asset Management & Custodian	1.48%

Securities Brokerage & Service	1.12%

Insurance: Multi-Line	1.02%

Short-Term Bank Debt Instruments & Net Cash	1.70%
	100.00%

FORWARD EMERGING MARKETS FUND
Financials	23.34%

Energy	15.40%

Information Technology	12.98%

Materials	12.56%

Telecommunication Services	8.78%

Consumer Discretionary	6.15%

Consumer Staples	5.30%

Industrials	5.25%

Exchange-Traded Funds	2.24%

Health Care	2.06%

Utilities	1.76%

Investment Holdings Companies	0.03%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	4.15%
	100.00%

FORWARD GROWTH FUND
Technology	26.66%	(a)

Consumer Discretionary	23.93%

Health Care	20.22%

Producer Durables	11.46%

Materials & Processing	5.65%

Financial Services	5.48%

Energy	3.73%

Consumer Staples	1.70%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	1.17%
100.00%

FORWARD INTERNATIONAL DIVIDEND FUND(b)
Financials	24.87%

Industrials	13.64%

Materials	11.55%

Consumer Discretionary	9.10%

Information Technology	8.33%

Health Care	7.82%

Energy	7.60%

Consumer Staples	6.90%

Telecommunication Services	3.27%

Short-Term Bank Debt Instruments & Net Cash	6.92%
100.00%

FORWARD INTERNATIONAL FIXED INCOME FUND
Europe	50.05%

Japan	15.44%

Asia ex-Japan	7.64%

United Kingdom	6.20%

South America	4.54%

North America	4.30%

Africa	3.37%

Latin America	2.51%

Short-Term Bank Debt Instruments & Net Cash	5.95%
100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	22.43%

Consumer Discretionary	20.62%

Information Technology	13.34%

Consumer Staples	10.22%

15	June 30, 2010

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
Materials	10.02%

Financials	7.92%

Health Care	5.53%

Energy	5.52%

Utilities	1.31%

Telecommunication Services	0.76%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	2.33%
100.00%

FORWARD LARGE CAP EQUITY FUND
Information Technology	22.06%

Industrials	14.09%

Consumer Discretionary	12.65%

Financials	11.35%

Health Care	11.23%

Consumer Staples	7.80%

Energy	7.59%

Materials	6.86%

Telecommunication Services	2.13%

Short-Term Bank Debt Instruments & Net Cash	4.24%
100.00%

FORWARD LEGATO FUND
Information Technology	26.54%	(a)

Health Care	19.50%

Industrials	19.49%

Consumer Discretionary	11.99%

Financials	9.47%

Energy	5.89%

Consumer Staples	2.91%

Materials	2.54%

Short-Term Bank Debt Instruments & Net Cash	1.67%
	100.00%

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Municipal Bonds	121.02%

Corporate Bonds	19.39%

Preferred Stocks	1.87%

Short-Term Bank Debt Instruments & Net Cash	-42.28%
	100.00%

FORWARD TACTICAL GROWTH FUND
Exchange-Traded Funds	4.90%

Short-Term Bank Debt Instruments & Net Cash	95.10%
	100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2010. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2010	16

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares	Value (Note 2)

COMMON STOCKS: 98.30%
Financial Services: 98.30%

Asset Management & Custodian: 1.48%

4,990	Affiliated Managers Group, Inc.(a)	$303,243

8,296	Westwood Holdings Group, Inc.	291,605

		594,848

Banks: Diversified: 70.37%

9,687	American Business Bank(a)	222,801

14,117	Ameris Bancorp(a)	136,369

15,161	Arrow Financial Corp.	350,219

74,420	Bancorp, Inc.(a)	582,709

28,366	Bank of Marin Bancorp	905,726

40,184	Bank of The Ozarks, Inc.	1,425,325

4,633	Bar Harbor Bankshares	115,686

18,550	Boston Private Financial Holdings, Inc.	119,277

11,430	Bryn Mawr Bank Corp.	191,795

27,110	California United Bank(a)	298,210

8,186	Camden National Corp.	224,869

45,700	Cardinal Financial Corp.	422,268

80,700	CenterState Banks, Inc.	814,263

7,000	Citizens Financial Services, Inc.	194,250

39,343	Columbia Banking System, Inc.	718,403

18,620	Community Bank System, Inc.	410,199

75,372	Community Bankers Trust Corp.	168,833

41,570	CVB Financial Corp.	394,915

40,735	Danvers Bancorp, Inc.	588,621

12,036	Eagle Bancorp Montana, Inc.	118,555

23,872	Eagle Bancorp, Inc.(a)	281,212

25,280	East West Bancorp, Inc.	385,520

22,316	Enterprise Financial Services Corp.	215,126

14,050	Evans Bancorp, Inc.	177,733

8,800	Financial Institutions, Inc.	156,288

91,000	First California Financial Group, Inc.(a)	244,790

3,371	First Citizens BancShares, Inc., Class A	648,344

28,866	First Financial Bancorp	431,547

14,100	First Financial Bankshares, Inc.	678,069

11,840	First Horizon National Corp.(a)	135,565

Shares	Value (Note 2)

21,100	The First of Long Island Corp.	$542,481

24,904	FirstMerit Corp.	426,606

17,500	F.N.B. Corp.	140,525

13,718	Fulton Financial Corp.	132,379

102,490	Guaranty Bancorp(a)	108,639

8,756	Hancock Holding Co.	292,100

11,220	Home BancShares, Inc.	255,928

10,650	HopFed Bancorp, Inc.	96,170

21,632	Horizon Bancorp	461,411

6,270	Hudson Valley Holding Corp.	144,962

21,434	IBERIABANK Corp.	1,103,422

20,300	Independent Bank Corp.	501,004

30,063	Lakeland Financial Corp.	600,659

14,566	MidSouth Bancorp, Inc.	186,008

23,840	MidWestOne Financial Group, Inc.	369,043

6,320	NBT Bancorp, Inc.	129,054

11,100	Oriental Financial Group, Inc.	140,526

24,409	Orrstown Financial Services, Inc.	540,171

24,350	Pacific Premier Bancorp, Inc.(a)	102,027

32,580	Pinnacle Financial Partners, Inc.(a)	418,653

22,000	PrivateBancorp, Inc.	243,760

27,800	Prosperity Bancshares, Inc.	966,050

12,433	Sandy Spring Bancorp, Inc.	174,186

7,030	SCBT Financial Corp.	247,597

194,710	Seacoast Banking Corp. of Florida(a)	258,964

33,709	Signature Bank(a)	1,281,279

13,866	Southern National Bancorp of Virginia, Inc.(a)	101,360

6,281	Southside Bancshares, Inc.	123,359

21,150	Southwest Bancorp, Inc.	281,084

8,933	Sterling Bancorp	80,397

46,206	Susquehanna Bancshares, Inc.	384,896

22,204	SVB Financial Group(a)	915,471

9,753	TCF Financial Corp.	161,997

80,037	Texas Capital Bancshares, Inc.(a)	1,312,606

See Notes to Financial Statements	17	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares		Value (Note 2)
Banks: Diversified (continued): 70.37%

2,640	Tompkins Financial Corp.	$99,660

12,266	Tower Bancorp, Inc.	268,503

75,266	United Community Banks, Inc.(a)	297,301

21,350	ViewPoint Financial Group(b)	213,500

10,888	ViewPoint Financial Group	150,799

48,679	VIST Financial Corp.	374,828

21,703	Washington Banking Co.	277,581

120,011	Western Alliance Bancorp(a)	860,479

20,000	Wintrust Financial Corp.	666,800

		28,191,712

Banks: Savings, Thrift & Mortgage: 7.76%

27,300	Dime Community Bancshares, Inc.	336,609

32,530	First Niagara Financial Group, Inc.	407,601

12,500	Flushing Financial Corp.	152,875

17,100	Heritage Financial Corp.(a)	255,987

33,886	HF Financial Corp.	332,083

10,300	OceanFirst Financial Corp.	124,321

20,800	Teche Holding Co.	584,479

9,530	Territorial Bancorp, Inc.	180,594

15,060	Washington Federal, Inc.	243,671

46,460	Westfield Financial, Inc.	387,012

2,890	WSFS Financial Corp.	103,838

		3,109,070

Diversified Financial Services: 3.56%

29,230	Raymond James Financial, Inc.	721,689

16,274	Stifel Financial Corp.(a)	706,129

		1,427,818

Financial Data & Systems: 2.77%

32,343	Cass Information Systems, Inc.	1,107,748

Insurance: Multi-Line: 1.02%

16,540	HCC Insurance Holdings, Inc.	409,530
Shares		Value (Note 2)
Insurance: Property-Casualty: 6.17%

8,460	Argo Group International Holdings, Ltd.	$258,791

12,110	The Hanover Insurance Group, Inc.	526,785

9,060	Harleysville Group, Inc.	281,132

58,382	Meadowbrook Insurance Group, Inc.	503,837

21,785	Mercer Insurance Group, Inc.	368,602

6,980	RenaissanceRe Holdings, Ltd.	392,765

6,580	Tower Group, Inc.	141,667

		2,473,579

Real Estate Investment Trusts: 4.05%

11,350	American Campus Communities, Inc.	309,742

22,913	DuPont Fabros Technology, Inc.	562,743

5,120	Entertainment Properties Trust	194,918

34,540	Urstadt Biddle Properties, Inc., Class A	557,130

		1,624,533

Securities Brokerage & Service: 1.12%

20,857	KBW, Inc.(a)	447,174

	Total Common Stocks (Cost $35,069,035)	39,386,012

Par Value

SHORT -TERM BANK DEBT INSTRUMENTS: 2.27%
$907,744	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/01/10	907,744

	Total Short -Term Bank Debt Instruments (Cost $907,744)	907,744

	Total Investments: 100.57% (Cost $35,976,779)	40,293,756

	Net Other Assets and Liabilities: (0.57)%	(231,048)

	Net Assets: 100.00%	$40,062,708

(a) Non-income producing security.

(b) Fair valued security.

Percentages are stated as a percent of net assets.

June 30, 2010	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

COMMON STOCKS: 90.24%
Argentina: 0.00%(a)

131	Banco Macro SA, ADR(b)	$3,858

Brazil: 15.08%

211,100	Aliansce Shopping Centers SA	1,327,416

89,007	Banco do Brasil SA	1,232,291

588,148	Brookfield Incorporacoes SA	2,541,581

85,946	Centrais Eletricas Brasileiras SA, Sponsored ADR(b)	1,148,239

228,114	Cielo SA	1,938,653

15,560	Companhia de Bebidas das Americas, ADR(b)	1,571,716

268,186	Companhia Vale do Rio Doce	5,675,737

345,460	Ecorodovias Infraestrutura e Logistica SA(c)	1,894,767

82,173	Fleury SA(c)	906,862

150,166	Hypermarcas SA(c)	1,925,952

63,676	Itau Unibanco Holding SA(c)(d)(e)	1,146,805

173,300	Itau Unibanco Holding SA, ADR(b)	3,121,133

71,094	Natura Cosmeticos SA	1,575,490

465,026	OGX Petroleo e Gas Participacoes SA(c)	4,320,490

217,033	Petroleo Brasileiro SA, ADR(b)	7,448,572

52,770	Tim Participacoes SA, ADR(b)	1,432,178

67,578	Vivo Participacoes SA, ADR(b)	1,751,622

		40,959,504

China: 20.90%

96,000	AsiaInfo Holdings, Inc.(c)	2,098,560

1,484,000	Bank of Communications Co., Ltd.(c)(d)	1,561,831

4,068,000	China CITIC Bank(d)	2,572,585

1,146,000	China Coal Energy Co., Ltd.(d)	1,431,687

7,554,000	China Construction Bank Corp.(d)	6,081,015

3,484,000	China Dongxiang Group Co., Ltd.(d)	2,322,189

870,436	China Life Insurance Co.(d)	3,806,616

589,500	China Mobile, Ltd.(d)	5,858,360

1,443,675	China National Building Material Co., Ltd.(d)	2,291,834

29,159	China Petroleum & Chemical Corp., ADR(b)(h)	2,347,591

Shares		Value (Note 2)

309	China Shanshui Cement Group, Ltd.(d)	$137

2,068,000	China Unicom, Ltd.(d)	2,766,089

2,800,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.(c)	1,387,972

764,000	Citic Pacific, Ltd.(d)	1,415,297

2,677,000	CNOOC, Ltd.(d)	4,550,031

876,000	Dongfeng Motor Group Co. Ltd.(d)	1,016,103

400	Great Wall Motor Co., Ltd.(d)	694

410	Industrial & Commercial Bank of China, Ltd.(d)	298

1,168,000	Kunlun Energy Co., Ltd.(d)	1,472,461

57,498	Longtop Financial Technologies, Ltd., Sponsored ADR(b)(c)(h)	1,862,935

53,902	Mindray Medical International, Ltd., ADR(b)(h)	1,693,601

234,000	Nine Dragons Paper Holdings, Ltd.(d)	315,247

50,014	Perfect World Co., Ltd., Sponsored ADR(b)(c)	1,100,808

511,000	Shanghai Industrial Holdings, Ltd.(d)	2,022,889

915,669	Shimao Property Holdings, Ltd.(d)	1,420,510

2,050,901	TCL Multimedia Technology Holdings, Ltd.(d)	1,093,231

2,391,000	Want Want China Holdings, Ltd.(d)	2,007,059

622,400	Wynn Macau, Ltd.(c)(d)(h)	1,014,964

1,250,000	Yingde Gases(c)(d)	1,239,614

		56,752,208

Hungary: 0.25%

33,044	OTP Bank Nyrt.(c)(d)	666,245

India: 5.83%

326,688	Cairn Energy PLC(c)(d)	2,006,937

50,723	ICICI Bank, Ltd., Sponsored ADR(b)	1,833,129

64,942	Infosys Technologies, Ltd., Sponsored ADR(b)	3,890,675

91,396	Reliance Industries, Ltd., GDR(d)(e)(f)	4,228,865

23,532	State Bank of India, GDR(d)(f)(g)	2,337,519

49,329	Vedanta Resources Plc(d)	1,549,880

		15,847,005

See Notes to Financial Statements	19	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)
Indonesia: 4.25%

6,112,500	Adaro Energy Tbk PT(d)	$1,327,661

3,929,500	PT Bank Mandiri Tbk(d)	2,574,876

22,114,500	PT Bumi Serpong Damai Tbk(d)	1,743,424

3,341,000	PT Indofood Sukses Makmur Tbk(d)	1,513,406

1,373,812	PT Semen Gresik Persero Tbk(d)	1,317,151

2,028,000	PT Telekomunikasi Indonesia Tbk(d)	1,718,961

3,018,500	PT XL Axiata Tbk(c)(d)	1,349,868

		11,545,347

Israel: 0.67%

34,884	Teva Pharmaceutical Industries, Ltd.(d)	1,822,594

Malaysia: 2.51%

1,534,000	CIMB Group Holdings Bhd(d)	3,302,780

627,800	Genting Berhad(d)	1,373,248

827,700	Tenaga Nasional Bhd(d)	2,144,171

		6,820,199

Mexico: 3.72%

652,470	Empresas ICA SAB de CV(c)	1,538,215

357,500	Genomma Lab Internacional SA de CV, Class B(c)	1,187,516

505,827	Grupo Financiero Banorte SAB de CV	1,916,448

932,500	Grupo Mexico SAB de CV Series B	2,213,534

392,044	Grupo Modelo SAB de CV Series C	1,940,054

501,400	Mexichem SA de CV(c)	1,298,758

		10,094,525

Peru: 1.00%

70,566	Compania de Minas Buenaventura SA, ADR(b)	2,712,557

Poland: 0.63%

16,548	Powszechny Zaklad Ubezpieczen SA(c)	1,707,312

Russia: 7.16%

43,554	Evraz Group SA, GDR(c)(d)(f)(g)	1,015,810

123,935	Magnit OJSC, Sponsored GDR(c)(d)(f)	2,124,556

112,267	OAO Gazprom, Sponsored ADR(b)(d)	2,113,785

82,832	OAO LUKOIL(d)	4,325,453

1,724,698	Sberbank Pfd.	3,363,161
Shares		Value (Note 2)

130,931	Severstal, GDR(c)(d)(f)(g)	$1,261,665

79,100	Sistema JSFC, Sponsored GDR(d)(f)(g)	1,842,437

264,550	Surgutneftegaz OJSC, Sponsored ADR(b)(d)	2,308,199

61,627	Uralkali, GDR(d)(f)(g)	1,096,837

		19,451,903

South Africa: 4.44%

103,726	AngloGold Ashanti, Ltd., Sponsored ADR(b)	4,478,888

46,977	Kumba Iron Ore, Ltd.(d)	1,941,835

235,262	MTN Group, Ltd.(d)	3,083,143

71,900	Sasol, Ltd.(d)	2,554,296

		12,058,162

South Korea: 12.99%

35,007	Daelim Industrial Co., Ltd.(d)	1,803,372

12,854	Hyundai Department Store Co., Ltd.(d)	1,227,950

8,599	Hyundai Heavy Industries Co., Ltd.(d)	1,636,267

26,384	Hyundai Motor Co.(d)	3,087,159

39,430	KB Financial Group, Inc.(d)	1,511,383

57,620	Korea Electric Power Corp.(c)(d)	1,486,879

229,290	Korea Exchange Bank(d)	2,336,818

71,480	LG Display Co., Ltd.(d)	2,350,973

14,786	LG Electronics, Inc.(d)	1,124,386

7,638	NCSoft Corp.(d)	1,258,584

9,152	POSCO(d)	3,467,792

14,352	Samsung Electronics Co., Ltd.(d)	9,001,780

4,041	Shinsegae Co., Ltd.(d)	1,746,011

15,440	SK Energy Co., Ltd.(d)	1,373,246

14,194	SK Telecom Co., Ltd.(d)	1,860,185

		35,272,785

Taiwan: 8.70%

784,840	Acer, Inc.(d)	1,821,428

2,412,484	AU Optronics Corp.(c)(d)	2,136,109

1,073,000	Cathay Financial Holding Co., Ltd.(c)(d)	1,587,371

3,448,279	Chinatrust Financial Holding Co., Ltd.(d)	1,884,145

23	Chunghwa Picture Tubes, Ltd., GDR(c)(f)(g)	38

June 30, 2010	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Taiwan (continued): 8.70%

1,100,000	Chunghwa Telecom Co., Ltd.(c)(d)	$2,178,076

1,818,000	D-Link Corp.(d)	1,374,566

1,896,000	Far Eastern Textile, Ltd.(d)	1,949,868

1,883,000	Fubon Financial Holding Co., Ltd.(c)(d)	2,091,609

1,228,000	Hon Hai Precision Industry Co., Ltd.(c)(d)	4,304,349

152,000	MediaTek, Inc.(d)	2,121,582

1,373,560	Nan Ya Plastics Corp.(d)	2,191,344

		23,640,485

Thailand: 0.98%

695,200	Bangkok Bank Pcl, Non-Voting Depository Receipt(d)	2,657,089

Turkey: 1.13%

739,691	Turkiye Garanti Bankasi AS(d)	3,078,312

	Total Common Stocks (Cost $217,741,061)	245,090,090

EXCHANGE-TRADED FUNDS: 2.24%
United States: 2.24%

75,025	Vanguard Short-Term Bond ETF	6,077,025

	Total Exchange-Traded Funds (Cost $6,014,571)	6,077,025

INVESTMENT HOLDING COMPANIES: 0.02%
Vietnam: 0.02%

26,000	Vietnam Resource Investments Holdings, Ltd.(c)	42,250

	Total Investment Holding Companies (Cost $262,600)	42,250

LOAN PARTICIPATION NOTES: 1.61%
India: 1.61%

817,117	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG - London), expiring 07/13/10(c)	3,152,705

117,566	Tata Iron & Steel Co., Ltd, (Loan Participation Notes issued by UBS AG - London), expiring 01/11/13(c)	1,229,323

		4,382,028

	Total Loan Participation Notes (Cost $3,897,525)	4,382,028

Shares		Value (Note 2)

PREFERRED STOCKS: 0.50%
Brazil: 0.50%

50,700	Usinas Siderurgicas de Minas Gerais SA, Preference, Class A	$1,356,681

	Total Preferred Stocks (Cost $1,365,275)	1,356,681

Principal Amount

CORPORATE BONDS: 1.21%
United States: 1.21%

$1,500,000	Bank One Corp., Sub. Notes 7.875%, 08/01/10	1,506,722

1,700,000	HSBC Finance Corp., Sr. Unsec. Notes 6.750%, 05/15/11	1,770,058

		3,276,780

	Total Corporate Bonds (Cost $3,259,301)	3,276,780
Shares

Rights: 0.03%
China: 0.03%

220,600	Bank of Communications Co., Ltd. - Rights (expiring 09/07/10)(c)(i)	89,190

	Total Rights (Cost $0)	89,190
Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.35%

$958,267	Wells Fargo Bank — San Francisco 0.030%, 07/01/10	958,267

	Total Short -Term Bank Debt Instruments (Cost $958,267)	958,267

	Total Investments: 96.20% (excluding investments purchased with cash collateral from securities loaned) (Cost $233,498,600)	261,272,311

See Notes to Financial Statements	21	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 1.61%

4,386,170	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.210% 7 day-yield(j)	$4,386,170

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $4,386,170)	4,386,170

	Total Investments: 97.81% (Cost $237,884,770)	265,658,481

	Net Other Assets and Liabilities: 2.19%	5,935,474

	Net Assets: 100.00%	$271,593,955

(a) Amount represents less than 0.01%.

(b) ADR — American Depositary Receipt.

(c) Non-income producing security.

(d) Fair valued security.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,375,670, representing 1.98% of net assets.

(f) GDR — Global Depositary Receipt.

(g) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $7,554,306 representing 2.78% of net assets.

(h) Security, or portion of security, is currently on loan.

(i)Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/11/10	Bank of Communications Co., Ltd. - Rights (expiring 09/07/10)(c)	$0	$89,190	0.03%

Investment Abbreviations:

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

FUTURES CONTRACTS

At June 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI Emerging Markets Index Future	Long	306	09/18/10	$13,731,750	$29,835

June 30, 2010	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.83%
Consumer Discretionary: 23.93%

36,179	BJ’s Restaurants, Inc.(a)	$853,824

135,420	Bluegreen Corp.(a)	407,614

7,070	Capella Education Co.(a)	575,145

58,736	Chico’s FAS, Inc.	580,312

21,501	Citi Trends, Inc.(a)	708,243

37,049	Cooper Tire & Rubber Co.	722,456

94,527	Cost Plus, Inc.(a)	337,461

92,261	Crocs, Inc.(a)	976,121

43,750	G-III Apparel Group, Ltd.(a)	1,001,438

68,500	GSI Commerce, Inc.(a)	1,972,800

43,264	Hibbett Sports, Inc.(a)	1,036,604

108,764	Hovnanian Enterprises, Inc., Class A(a)(b)	400,252

32,522	Kirkland’s, Inc.(a)	548,809

43,609	Lumber Liquidators Holdings, Inc.(a)	1,017,398

64,203	Maidenform Brands, Inc.(a)	1,307,172

67,338	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	502,341

44,934	NutriSystem, Inc.(b)	1,030,786

78,203	Select Comfort Corp.(a)	684,276

171,453	Shuffle Master, Inc.(a)	1,373,339

26,505	Skechers U.S.A., Inc., Class A(a)	967,963

33,080	Tempur-Pedic International, Inc.(a)	1,017,210

90,971	Texas Roadhouse, Inc., Class A(a)	1,148,055

36,201	Ulta Salon Cosmetics & Fragrance, Inc.(a)	856,516

54,760	ValueVision Media, Inc., Class A(a)	96,925

35,381	Vitacost.com, Inc.(a)	318,075

14,474	Warnaco Group, Inc.(a)	523,090

38,410	WESCO International, Inc.(a)	1,293,265

245,976	Wet Seal, Inc., Class A(a)	897,812

		23,155,302

Consumer Staples: 1.70%

39,967	Diamond Foods, Inc.	1,642,644

Energy: 3.73%

35,529	Brigham Exploration Co.(a)	546,436

29,651	Penn Virginia Corp.	596,282
Shares		Value (Note 2)

73,282	RPC, Inc.	$1,000,299

18,640	Whiting Petroleum Corp.(a)	1,461,749

		3,604,766

Financial Services: 5.48%

29,448	Columbia Banking System, Inc.	537,721

43,227	DuPont Fabros Technology, Inc.	1,061,655

9,810	IBERIABANK Corp.	505,019

25,670	Signature Bank(a)	975,717

25,644	SVB Financial Group(a)	1,057,302

70,852	Texas Capital Bancshares, Inc.(a)	1,161,973

		5,299,387

Health Care: 20.22%

67,514	Arena Pharmaceuticals, Inc.(a)(b)	207,268

72,487	BioMimetic Therapeutics, Inc.(a)	806,056

82,166	Bio-Reference Laboratories, Inc.(a)	1,821,620

164,698	BioScrip, Inc.(a)	863,018

31,486	Catalyst Health Solutions, Inc.(a)	1,086,267

19,937	Cepheid, Inc.(a)	319,391

49,904	Delcath Systems, Inc.(a)	316,391

67,932	Depomed, Inc.(a)	190,210

11,630	Eclipsys Corp.(a)	207,479

67,771	Exact Sciences Corp.(a)	298,192

17,440	Hanger Orthopedic Group, Inc.(a)	313,222

20,770	HealthSouth Corp.(a)	388,607

18,522	Human Genome Sciences, Inc.(a)	419,709

72,204	ImmunoGen, Inc.(a)	669,331

45,948	Impax Laboratories, Inc.(a)	875,769

96,381	Inspire Pharmaceuticals, Inc.(a)	480,941

35,130	Isis Pharmaceuticals, Inc.(a)	336,194

26,175	MedAssets, Inc.(a)	604,119

94,795	Micromet, Inc.(a)(b)	591,521

6,773	Micrus Endovascular Corp.(a)	140,811

36,529	MWI Veterinary Supply, Inc.(a)	1,835,947

35,240	NPS Pharmaceuticals, Inc.(a)	226,946

15,880	NuVasive, Inc.(a)(b)	563,105

See Notes to Financial Statements	23	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)
Health Care (continued): 20.22%

14,272	Pharmasset, Inc.(a)	$390,196

25,368	Regeneron Pharmaceuticals, Inc.(a)	566,214

33,470	Salix Pharmaceuticals, Ltd.(a)	1,306,334

13,968	Sirona Dental Systems, Inc.(a)	486,645

5,704	SXC Health Solutions Corp.(a)	417,818

34,607	Thoratec Corp.(a)	1,478,757

62,269	Volcano Corp.(a)	1,358,709

		19,566,787

Materials & Processing: 5.65%

47,069	Allied Nevada Gold Corp.(a)	926,318

28,565	Beacon Roofing Supply, Inc.(a)	514,741

79,366	Horsehead Holding Corp.(a)	600,007

18,001	Koppers Holdings, Inc.	404,662

7,712	NewMarket Corp.	673,412

52,960	Olin Corp.	958,047

28,040	Rock-Tenn Co., Class A	1,392,747

		5,469,934

Producer Durables: 11.46%

36,113	Actuant Corp., Class A	680,008

43,199	Advanced Energy Industries, Inc.(a)	530,916

171,986	AirTran Holdings, Inc.(a)	834,132

15,620	American Superconductor Corp.(a)(b)	416,898

23,977	Esterline Technologies Corp.(a)	1,137,709

44,781	ExlService Holdings, Inc.(a)	768,889

17,908	HNI Corp.	494,082

46,264	Hub Group, Inc., Class A(a)	1,388,383

58,453	Kforce, Inc.(a)	745,276

43,500	Korn/Ferry International(a)	604,650

166,809	Metalico, Inc.(a)	663,900

23,780	Nordson Corp.	1,333,581

91,800	On Assignment, Inc.(a)	461,754

51,583	UTI Worldwide, Inc.	638,598

15,140	Woodward Governor Co.	386,524

		11,085,300

Shares		Value (Note 2)
Technology: 26.66%(c)

25,103	AboveNet, Inc.(a)	$1,184,360

26,003	Acme Packet, Inc.(a)	698,961

23,811	Ansys, Inc.(a)	966,012

86,337	Aruba Networks, Inc.(a)	1,229,438

25,234	Atheros Communications, Inc.(a)	694,944

56,773	Cavium Networks, Inc.(a)	1,486,885

43,220	Compellent Technologies, Inc.(a)	523,826

32,346	Ebix, Inc.(a)	507,185

49,353	FormFactor, Inc.(a)	533,012

11,540	Hittite Microwave Corp.(a)	516,300

61,996	IPG Photonics Corp.(a)	944,199

87,068	Kulicke & Soffa Industries, Inc.(a)	611,217

56,137	Microsemi Corp.(a)	821,284

13,558	MicroStrategy, Inc., Class A(a)	1,018,070

110,951	Mindspeed Technologies, Inc.(a)	831,023

40,637	Monolithic Power Systems, Inc.(a)	725,777

41,026	NetLogic Microsystems, Inc.(a)	1,115,907

64,650	Rackspace Hosting, Inc.(a)(b)	1,185,681

71,142	Radiant Systems, Inc.(a)	1,028,713

34,781	Riverbed Technology, Inc.(a)	960,651

19,113	Rovi Corp.(a)	724,574

28,872	Rubicon Technology, Inc.(a)	860,097

33,441	Sourcefire, Inc.(a)	635,379

64,841	SuccessFactors, Inc.(a)	1,348,045

58,022	Taleo Corp., Class A(a)	1,409,355

32,479	Ultimate Software Group, Inc.(a)	1,067,260

35,936	Universal Display Corp.(a)(b)	646,129

19,717	Veeco Instruments, Inc.(a)	675,899

25,784	Viasat, Inc.(a)	839,527

		25,789,710

	Total Common Stocks (Cost $79,514,723)	95,613,830

June 30, 2010	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.00%
$1,934,917	Citibank — New York 0.030%, due 07/01/10	$1,934,917

	Total Short-Term Bank Debt Instruments (Cost $1,934,917)	1,934,917

	Total Investments: 100.83% (excluding investments purchased with cash collateral from securities loaned) (Cost $81,449,640)	97,548,747

Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.89%
4,732,198	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.210% 7 day-yield(d)	4,732,198

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $4,732,198)	4,732,198

	Total Investments: 105.72% (Cost $86,181,838)	102,280,945

	Net Other Assets and Liabilities: (5.72)%	(5,535,840)

	Net Assets: 100.00%	$96,745,105

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	25	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 93.08%
Australia: 1.69%

1,055	BHP Billiton Plc(b)	$27,355

2,000	Orica, Ltd.(b)	42,070

		69,425

Austria: 2.87%

2,850	Vienna Insurance Group(b)	118,303

Belgium: 0.98%

1,000	EVS Broadcast Equipment SA(b)	40,230

Brazil: 7.58%

12,866	BM&F BOVESPA SA	83,397

5,000	Cielo SA	42,493

800	Companhia de Bebidas das Americas, ADR(c)	80,808

5,850	Itau Unibanco Holding SA, ADR(c)	105,359

		312,057

Canada: 3.10%

16,200	Bombardier, Inc., Class B	73,654

3,000	Shaw Communications, Inc., Class B	54,090

		127,744

China: 1.22%

40,000	China Shipping Development Co., Ltd.(b)	50,310

France: 4.45%

4,107	Air Liquide SA, ADR(c)	83,201

2,250	BNP Paribas, ADR(c)	61,853

853	Total SA(b)	38,077

		183,131

Hong Kong: 12.46%

38,000	Allied Group, Ltd.(b)	125,153

180,000	City Telecom HK, Ltd.(b)	103,519

30,000	First Pacific Co., Ltd., Sponsored ADR(c)	100,500

20,000	The Link REIT(b)	49,627

93,700	Tao Heung Holdings, Ltd.	37,182

9,050	VTech Holdings, Ltd.(b)	96,788

		512,769

Shares		Value (Note 2)

Indonesia: 2.97%

162,400	PT Bumi Resources Tbk(b)	$33,156

150,000	PT Charoen Pokphand Indonesia Tbk(b)	58,260

900	PT Telekomunikasi Indonesia Tbk, ADR(c)	30,807

		122,223

Ireland: 1.62%

7,500	Experian Group, Ltd., Sponsored ADR(c)	66,525

Italy: 5.04%

11,850	Danieli & Co. Officine Meccaniche SpA(b)	121,128

2,830	Saipem SpA(b)	86,197

		207,325

Japan: 9.90%

3,200	Hoya Corp., Sponsored ADR(c)	68,544

6,500	Komatsu, Ltd.(b)	117,040

14,000	Kuraray Co., Ltd.(b)	164,242

1,600	Santen Pharmaceutical Co., Ltd.(b)	57,650

		407,476

Luxembourg: 1.01%

1,200	Tenaris SA, ADR(c)	41,532

Malaysia: 2.18%

57,000	Genting Bhd(b)	47,818

40,000	PLUS Expressways Bhd(b)	41,971

		89,789

Netherlands: 3.84%

2,670	Royal Dutch Shell Plc, Class A(b)	67,118

3,605	TNT NV, ADR(c)	91,026

		158,144

Nigeria: 1.02%

100,000	Nigerian Breweries Plc	42,056

Russia: 1.13%

900	OAO LUKOIL, Sponsored ADR(c)	46,350

Singapore: 2.94%

91,600	CapitaCommercial Trust(b)	79,339

15,500	Singapore Press Holdings, Ltd.(b)	41,723

		121,062

June 30, 2010	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund(a)

Shares		Value (Note 2)

Switzerland: 10.25%

2,330	Novartis AG, ADR(c)	$112,585

773	Roche Holding AG(b)	106,397

2,550	Syngenta AG, ADR(c)	116,918

389	Zurich Financial Services AG(b)	85,741

		421,641

Taiwan: 2.30%

9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(c)	94,799

Turkey: 5.11%

13,931	Adana Cimento Sanayii TAS, Class A(b)	41,426

5,745	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	67,057

39,669	Anadolu Hayat Emeklilik AS(b)	101,886

		210,369

United Kingdom: 9.42%

1,325	GlaxoSmithKline Plc, Sponsored ADR(c)	45,063

6,500	Shaftesbury Plc(b)	34,772

3,200	Standard Chartered Plc(b)	77,921

1,340	Unilever Plc, Sponsored ADR(c)	35,818

11,695	The Vitec Group Plc	74,743

2,547	WPP Group Plc, Sponsored ADR(c)	119,225

		387,542

	Total Common Stocks (Cost $3,458,856)	3,830,802

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.13%

$211,115	Wells Fargo Bank & Co. — San Francisco 0.030%, 07/01/10	$211,115

	Total Short-Term Bank Debt Instruments (Cost $211,115)	211,115

	Total Investments: 98.21% (Cost $3,669,971)	4,041,917

	Net Other Assets and Liabilities: 1.79%	73,822

	Net Assets: 100.00%	$4,115,739

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) Fair valued security.

(c) ADR — American Depositary Receipt.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	27	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS: 66.48%
Australia: 0.29%

	Australian Government, Bonds, Series 124

25,000	5.750%, 05/15/21	AUD	$22,093

	Australian Government, Bonds, Series 217

10,000	6.000%, 02/15/17	AUD	8,936

	Australian Government, Bonds, Series 513

40,000	6.500%, 05/15/13	AUD	35,529

			66,558

Austria: 1.36%

	Republic of Austria, Bonds, Series 976

98,000	6.250%, 07/15/27	EUR	159,397

	Republic of Austria, Notes

100,000	3.400%, 10/20/14	EUR	130,205

17,000	4.300%, 07/15/14	EUR	22,868

			312,470

Belgium: 0.42%

	Belgium Government, Bonds, Series 56

75,000	3.500%, 03/28/15	EUR	96,530

Brazil: 2.66%

	Brazil Notas do Tesouro Nacional, Notes, Series F

670	10.000%, 01/01/12	BRL	360,440

200	10.000%, 01/01/14	BRL	98,346

290	10.000%, 01/01/17	BRL	137,637

35	10.000%, 01/01/21	BRL	16,094

			612,517

Canada: 0.98%

	Canadian Government, Bonds

40,000	3.750%, 06/01/12	CAD	39,246

78,000	4.000%, 06/01/16	CAD	79,044

30,000	5.000%, 06/01/14	CAD	31,207

30,000	5.000%, 06/01/37	CAD	34,699
Principal Amount		Currency	Value (Note 2)

	Canadian Government, Bonds, Series A55

30,000	8.000%, 06/01/23	CAD	$42,008

			226,204

Colombia: 1.41%

	Colombia Government, Sr. Unsec. Bonds

40,000,000	7.750%, 04/14/21	COP	22,730

	Republic of Colombia, Unsub. Bonds

175,000,000	9.850%, 06/28/27	COP	119,068

270,000,000	12.000%, 10/22/15	COP	183,155

			324,953

Denmark: 0.85%

	Denmark (Kingdom of), Bonds

120,000	4.500%, 11/15/39	DKK	24,380

228,000	5.000%, 11/15/13	DKK	42,077

	Denmark (Kingdom of), Sr. Unsec. Bonds

100,000	3.125%, 03/17/14	EUR	129,065

			195,522

France: 2.99%

	French Government O.A.T., Bonds

75,000	3.500%, 04/25/15	EUR	98,324

80,000	3.750%, 04/25/21	EUR	102,943

20,000	4.000%, 04/25/55	EUR	26,131

200,000	4.250%, 04/25/19	EUR	270,828

40,000	4.500%, 04/25/41	EUR	56,087

	French Government Treasury Notes

100,000	4.500%, 07/12/13	EUR	134,202

			688,515

Germany: 13.64%

	Bundesobligation, Bonds, Series 153

80,000	4.000%, 10/11/13	EUR	107,820

June 30, 2010	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Germany (continued): 13.64%

	Bundesrepublik Deutschland, Bonds

100,000	6.250%, 01/04/24	EUR	$167,684

	Bundesrepublik Deutschland, Bonds, Series 02

100,000	5.000%, 01/04/12	EUR	130,612

770,000	5.000%, 07/04/12	EUR	1,024,145

	Bundesrepublik Deutschland, Bonds, Series 03

100,000	3.750%, 07/04/13	EUR	132,798

	Bundesrepublik Deutschland, Bonds, Series 04

225,000	4.250%, 07/04/14	EUR	308,159

	Bundesrepublik Deutschland, Bonds, Series 06

304,000	3.750%, 01/04/17	EUR	412,267

	Bundesrepublik Deutschland, Bonds, Series 07

136,000	4.250%, 07/04/39	EUR	196,275

	Bundesrepublik Deutschland, Bonds, Series 09

190,000	3.750%, 01/04/19	EUR	256,451

	Bundesrepublik Deutschland, Bonds, Series 86

140,000	6.000%, 06/20/16	EUR	210,897

	Bundesrepublik Deutschland, Bonds, Series 97

110,000	6.500%, 07/04/27	EUR	193,496

			3,140,604

Hungary: 1.77%

	Hungary Government, Bonds, Series 12/C

17,000,000	6.000%, 10/24/12	HUF	71,645

	Hungary Government, Bonds, Series 15/A

54,200,000	8.000%, 02/12/15	HUF	237,978
Principal Amount		Currency	Value (Note 2)

	Hungary Government, Bonds, Series 20/A

23,000,000	7.500%, 11/12/20	HUF	$97,453

			407,076

Indonesia: 0.30%

	Indonesia Government, Bonds, Series FR44

300,000,000	10.000%, 09/15/24	IDR	36,004

	Indonesia Government, Bonds, Series FR45

300,000,000	9.750%, 05/15/37	IDR	32,781

			68,785

Italy: 2.81%

	Buoni Poliennali Del Tesoro, Bonds

100,000	4.250%, 08/01/13	EUR	128,688

70,000	4.250%, 08/01/14	EUR	90,434

100,000	4.500%, 08/01/18	EUR	128,165

140,000	4.500%, 02/01/20	EUR	177,934

60,000	6.000%, 05/01/31	EUR	82,621

	Italy Buoni Poliennali Del Tesoro, Bonds

15,000	5.000%, 09/01/40	EUR	18,381

15,000	6.500%, 11/01/27	EUR	21,744

			647,967

Japan: 15.42%

	Japan Government, Bonds, Series 21

16,800,000	2.300%, 12/20/35	JPY	204,484

	Japan Government, Bonds, Series 236

50,600,000	1.500%, 12/20/11	JPY	583,579

	Japan Government, Bonds, Series 257

47,000,000	1.300%, 12/20/13	JPY	551,693

	Japan Government, Bonds, Series 258

40,500,000	1.300%, 03/20/14	JPY	476,119

See Notes to Financial Statements	29	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Japan (continued): 15.42%

	Japan Government, Bonds, Series 274

34,000,000	1.500%, 12/20/15	JPY	$407,277

	Japan Government, Bonds, Series 300

53,700,000	1.500%, 09/20/09	JPY	638,996

	Japan Government, Bonds, Series 80

56,800,000	2.100%, 06/20/25	JPY	689,684

			3,551,832

Malaysia: 2.03%

	Malaysian Government, Bonds, Series 0106

200,000	4.262%, 09/15/16	MYR	63,705

	Malaysian Government, Bonds, Series 0207

1,200,000	3.814%, 02/15/17	MYR	372,318

	Malaysian Government, Bonds, Series 0409

100,000	3.741%, 02/27/15	MYR	31,191

			467,214

Mexico: 2.51%

	Mexican Bonos, Bonds, Series M10

19,000	8.000%, 12/17/15	MXN	158,333

	Mexican Bonos, Bonds, Series M30

8,000	10.000%, 11/20/36	MXN	78,497

	Mexican Bonos, Bonds, Series MI10

28,000	8.000%, 12/19/13	MXN	232,196

	Mexican Bonos, Gtd. Bonds, Series M20

11,300	10.000%, 12/05/24	MXN	109,312

			578,338

Principal Amount		Currency	Value (Note 2)
Netherlands: 0.99%

	Netherlands Government, Bonds

70,000	4.000%, 07/15/16	EUR	$95,306

100,000	5.000%, 07/15/12	EUR	132,719

			228,025

Norway: 0.08%

	Norway Government, Bonds

110,000	4.250%, 05/19/17	NOK	18,398

Peru: 0.46%

	Peru Bono Soberano, Bonds

110	6.900%, 08/12/37	PEN	40,084

160	8.200%, 08/12/26	PEN	65,138

			105,222

Poland: 2.88%

	Poland Government, Bonds, Series 0413

1,040,000	5.250%, 04/25/13	PLN	309,100

	Poland Government, Bonds, Series 0415

200,000	5.500%, 04/25/15	PLN	59,141

	Poland Government, Bonds, Series 0922

90,000	5.750%, 09/23/22	PLN	26,048

	Poland Government, Bonds, Series 1015

200,000	6.250%, 10/24/15	PLN	60,902

	Poland Government, Bonds, Series 1017

680,000	5.250%, 10/25/17	PLN	195,608

	Poland Government, Bonds, Series 1019

40,000	5.500%, 10/25/19	PLN	11,515

			662,314

South Africa: 2.75%

	Republic of South Africa, Bonds, Series R154

133,334	13.000%, 08/31/10	ZAR	17,530

June 30, 2010	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
South Africa (continued): 2.75%

	Republic of South Africa, Bonds, Series R155

133,333	13.000%, 08/31/11	ZAR	$18,531

	Republic of South Africa, Bonds, Series R157

980,000	13.500%, 09/15/15	ZAR	156,933

	Republic of South Africa, Bonds, Series R186

1,940,000	10.500%, 12/21/26	ZAR	283,853

	Republic of South Africa, Bonds, Series R201

400,000	8.750%, 12/21/14	ZAR	53,758

	Republic of South Africa, Bonds, Series R203

300,000	8.250%, 09/15/17	ZAR	38,244

	Republic of South Africa, Bonds, Series R204

520,000	8.000%, 12/21/18	ZAR	64,743

			633,592

Spain: 0.95%

	Bonos Y Oblig Del Estado, Bonds

150,000	5.500%, 07/30/17	EUR	196,303

	Spain Government, Bonds

20,000	3.150%, 01/31/16	EUR	23,483

			219,786

Sweden: 0.21%

	Swedish Government, Bonds, Series 1050

360,000	3.000%, 07/12/16	SEK	47,923

Switzerland: 0.19%

	Switzerland Government, Bonds

42,000	3.000%, 05/12/19	CHF	44,218

Thailand: 2.51%

	Thailand Government, Bonds

4,000,000	4.125%, 11/18/16	THB	130,790

2,000,000	5.000%, 05/26/17	THB	68,723

5,000,000	5.250%, 05/12/14	THB	169,366

Principal Amount		Currency	Value (Note 2)

5,500,000	5.850%, 03/31/21	THB	$208,588

			577,467

Turkey: 2.47%

	Turkey Government, Bonds

400,000	Zero Coupon, 11/16/11(a)	TRL	225,016

100,000	Zero Coupon, 01/25/12	TRL	55,388

38,499	4.500%, 02/11/15	TRL	24,935

70,000	10.500%, 01/15/20	TRL	46,642

200,000	11.000%, 08/06/14	TRL	133,072

120,000	16.000%, 03/07/12	TRL	84,315

			569,368

United Kingdom: 3.55%

	United Kingdom, Treasury Bonds

131,000	3.250%, 12/07/11	GBP	202,996

170,000	4.250%, 12/07/55	GBP	259,709

40,000	4.750%, 03/07/20	GBP	66,653

120,000	5.000%, 09/07/14	GBP	201,954

50,000	5.000%, 03/07/18	GBP	85,165

			816,477

	Total Foreign Government Obligations (Cost $15,189,633)		15,307,875

CORPORATE BONDS: 25.07%
Austria: 1.59%

	FMG Finance Pty Ltd., Sr. Secured Notes

100,000	9.750%, 09/01/13(b)	EUR	127,177

	PE Paper Escrow GMBH, Sr. Secured Notes

100,000	11.750%, 08/01/14(b)	EUR	133,596

	Raiffeisen Zentralbank Oesterreich AG, Gov’t Gtd. Notes

85,000	2.500%, 05/04/11	EUR	105,099

			365,872

See Notes to Financial Statements	31	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Belgium: 0.48%

	KBC Bank NV, Sub. Notes

100,000	8.000%, Perpetual Maturity(c)	EUR	$110,668

Bermuda: 0.27%

	Central European Media Enterprises, Ltd., Sr. Notes

50,000	11.625%, 09/15/16(b)	EUR	61,448

Croatia: 0.26%

	Agrokor D.D., Sr. Unsec. Euro Medium-Term Notes

50,000	10.000%, 12/07/16(b)	EUR	60,225

Denmark: 0.50%

	ISS Holding AS, Secured Notes

50,000	8.875%, 05/15/16(b)	EUR	59,614

	TUI AG, Sr. Unsec. Notes

50,000	5.125%, 12/10/12(b)	EUR	56,251

			115,865

France: 1.41%

	Credit Agricole SA, Sub. Notes

50,000	4.130%, 11/09/49(d)	EUR	42,188

	Groupe BPCE, Sub. Bonds

50,000	4.625%, Perpetual Maturity(c)(d)	EUR	40,048

150,000	5.250%, Perpetual Maturity(c)(d)	EUR	118,770

	Rexel SA, Sr. Notes

50,000	8.250%, 12/15/16	EUR	62,977

	Rhodia SA, Sr. Notes

50,000	7.000%, 05/15/18	EUR	60,457

			324,440

Germany: 1.47%

	HeidelbergCement AG, Gtd. Notes

30,000	7.500%, 04/03/20	EUR	35,034

25,000	8.000%, 01/31/17	EUR	30,495

10,000	8.500%, 10/31/19	EUR	12,382

	IKB Deutsche Industriebank AG, Sub. Notes

70,000	4.500%, 07/09/13	EUR	67,838

Principal Amount		Currency	Value (Note 2)

	KfW, Gtd. Euro Medium-Term Notes

20,000	5.625%, 03/09/17	EUR	$6,903

	Unitymedia GmbH, Sr. Secured Notes

150,000	9.625%, 12/01/19(b)	EUR	186,179

			338,831

Ireland: 1.54%

	Ardagh Glass Finance Plc, Sr. Notes

100,000	8.750%, 02/01/20(b)	EUR	121,979

	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds(b)

65,017	10.750%, 03/01/15	EUR	78,115

	Ono Finance II Plc, Gtd. Bonds

50,000	8.000%, 05/16/14(b)	EUR	44,634

	Smurfit Kappa Acquisitions, Sr. Secured Notes

50,000	7.750%, 11/15/19(b)	EUR	61,754

	Smurfit Kappa Funding Plc, Sr. Sub. Notes

40,000	7.750%, 04/01/15	EUR	47,936

			354,418

Italy: 0.68%

	Banco Popolare SC, Jr. Sub. Bonds

50,000	6.756%, 06/21/49(d)	EUR	43,106

	Lottomatica SpA, Sub. Bonds

50,000	8.250%, 03/31/66(b)(d)	EUR	57,321

	Seat Pagine Gialle SpA, Sr. Secured Notes

50,000	10.500%, 01/31/17(b)	EUR	57,168

			157,595

Jersey: 0.89%

	HBOS Euro Finance LP, Bank Gtd.

190,000	7.627%, Perpetual Maturity(c)(d)	EUR	167,286

	Main Capital Funding II LP, Sub. Notes

50,000	5.750%, 06/30/49	EUR	38,483

			205,769

June 30, 2010	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Luxembourg: 3.51%

	Beverage Packaging Holdings II SA, Sr. Notes

50,000	8.000%, 12/15/16(b)	EUR	$56,404

	Beverage Packaging Holdings II SA, Sr. Sub. Notes

100,000	9.500%, Perpetual Maturity(b)(c)	EUR	120,451

	Cirsa Funding Luxembourg SA, Gtd. Notes

100,000	8.750%, 05/15/18(b)	EUR	112,502

	Codere Finance Luxembourg SA, Sr. Secured Notes

50,000	8.250%, 06/15/15(b)	EUR	56,557

	Fiat Finance & Trade Ltd., SA, Gtd. Notes

50,000	7.625%, 09/15/14	EUR	63,919

	Lighthouse International Co., SA, Sr. Secured Bonds

50,000	8.000%, 04/30/14(b)	EUR	35,157

	RSHB Capital SA for OJSC Russian Agricultural Bank, Secured Notes

8,500,000	7.500%, 03/25/13	RUB	270,200

	Wind Acquisition Finance SA, Sr. Notes

75,000	11.750%, 07/15/17(b)	EUR	93,090

			808,280

Netherlands: 3.42%

	ABN Amro Bank NV, Sub. Notes

100,000	4.310%, Perpetual Maturity(c)(d)	EUR	78,263

	Carlson Wagonlit BV, Sr. Secured Notes

100,000	6.413%, 05/01/15(d)	EUR	109,140

	Cemex Finance Europe BV, Gtd. Notes

50,000	4.750%, 03/05/14	EUR	51,003

	Clondalkin Industries BV, Gtd. Notes

35,000	8.000%, 03/15/14(b)	EUR	38,948

Principal Amount		Currency	Value (Note 2)

	ELM BV for Swiss Life Insurance & Pension Group, Gtd. Euro Medium-Term Notes

100,000	5.849%, Perpetual Maturity(c)(d)	EUR	$74,594

	GMAC International Finance BV, Gtd. Notes

50,000	7.500%, 04/21/15	EUR	57,933

	ING Groep NV, Sub. Euro Medium-Term Notes

80,000	4.176%, Perpetual Maturity(c)(d)	EUR	67,746

	ING Verzekeringen NV, Sub. Bonds

100,000	6.250%, 06/21/21(d)	EUR	108,529

	InterXion Holding NV, Sec. Notes

50,000	9.500%, 02/12/17(b)	EUR	62,977

	Magyar Telecom BV, Secured Notes

50,000	9.500%, 12/15/16(b)	EUR	59,620

	SNS Reaal Groep NV, Jr. Sub. Euro Medium-Term Notes

100,000	6.258%, Perpetual Maturity(c)(d)	EUR	79,689

			788,442

South Africa: 0.62%

	Consol Glass, Ltd., Gtd. Notes

50,000	7.625%, 04/15/14(b)	EUR	57,474

	Foodcorp, Ltd., Gtd. Notes

70,000	8.875%, 06/15/12(b)	EUR	84,744

			142,218

Spain: 1.81%

	Caixa d’Estalvis de Catalunya, Gov’t Gtd. Notes

100,000	3.000%, 05/07/12	EUR	120,929

	Caja de Ahorros de Valencia Castellon y Alicante, Gov’t Gtd. Notes

100,000	3.000%, 05/11/12	EUR	120,756

	Campofrio Food SA, Sr. Notes

50,000	8.250%, 10/31/16(b)	EUR	59,614

	Obrascon Huarte Lain SA, Sr. Unsec. Notes

100,000	7.375%, 04/28/15	EUR	114,349

			415,648

See Notes to Financial Statements	33	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Sweden: 0.25%

	Stena AB, Sr. Notes

50,000	7.875%, 03/15/20(b)	EUR	$57,016

Switzerland: 0.39%

	UBS AG Jersey Branch, Sr. Sub. Notes

100,000	4.280%, Perpetual Maturity(c)(d)	EUR	89,574

United Kingdom: 2.65%

	Bank of Ireland Holdings Plc

25,000	7.400%, Perpetual Maturity(c)(d)	EUR	22,470

	Barclays Bank Plc, Jr. Sub. Notes

50,000	4.875%, 12/15/49(d)	EUR	40,966

	CEVA Group Plc, Gtd. Notes

50,000	8.500%, 12/01/14(b)	EUR	54,417

50,000	10.000%, 12/01/16(b)	EUR	51,360

	Ineos Finance Plc

50,000	9.250%, 05/15/15	EUR	60,990

	Ineos Group Holdings Plc, Gtd. Notes

100,000	7.875%, 02/15/16(b)	EUR	89,574

	Infinis Plc, Sr. Notes

100,000	9.125%, 12/15/14(b)	GBP	151,651

	Old Mutual Plc, Jr. Sub. Euro Medium-Term Notes

100,000	5.000%, Perpetual Maturity(c)(d)	EUR	74,594

	TVN Finance Corp., Plc

50,000	10.750%, 11/15/17(b)	GBP	64,199

			610,221

United States: 3.33%

	American International Group, Inc., Jr. Sub. Notes

100,000	8.000%, 05/22/38(b)(d)	EUR	91,102

	American International Group, Inc., Jr. Sub. Notes, Series A3

100,000	4.875%, 03/15/67(d)	EUR	65,422

	CEDC Finance Corp. International, Inc., Sr. Secured Notes

50,000	8.875%, 12/01/16(b)	EUR	59,614

Principal Amount		Currency	Value (Note 2)

	Deutsche Postbank Funding Trust IV, Sub. Notes

50,000	5.983%, Perpetual Maturity(c)(d)	EUR	$39,743

	Hertz Corp., Gtd. Notes

50,000	7.875%, 01/01/14	EUR	59,003

	LBI Escrow Corp., Sr. Secured Notes

100,000	8.000%, 11/01/17	EUR	123,204

	Nielsen Finance Llc/Nielsen Finance Co., Gtd. Notes

100,000	9.000%, 08/01/14	EUR	124,120

	Polypore International, Inc., Gtd. Notes

10,000	8.750%, 05/15/12	EUR	12,351

	Travelport Llc, Gtd. Notes

50,000	10.875%, 09/01/16	EUR	60,225

	TRW Automotive, Inc., Gtd. Notes

50,000	6.375%, 03/15/14(b)	EUR	58,391

	Virgin Media Secured Finance Plc

50,000	7.000%, 01/15/18(b)	GBP	72,931

			766,106

	Total Corporate Bonds (Cost $6,356,953)		5,772,636

CREDIT LINKED NOTES: 2.50%
Indonesia: 2.50%

	Indonesia Government, Bonds, Series FR26

199,000	11.000%, 10/15/14	USD	227,885

	Indonesia Government, Bonds, Series FR45

235,294	11.306%, 05/15/37(d)	USD	231,619

	Indonesia Government, Bonds, Series FR47

110,955	10.000%, 02/17/28	USD	115,473

			574,977

	Total Credit Linked Notes (Cost $483,386)		574,977

June 30, 2010	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)

SHORT-TERM INVESTMENTS: 0.11%
Egypt: 0.11%

	Egypt Treasury Bills, Series 273

150,000	Zero Coupon, 11/02/10(a)	EGP	$25,463

	Total Short-Term Investments (Cost $26,469)		25,463

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.22%
	Brown Brothers Harriman & Co. — Grand Cayman

8,445	0.030%, due 07/01/10	SEK	1,083

5,240	0.030%, due 07/01/10	ZAR	683

2,675	0.030%, due 07/01/10	GBP	3,996

1,504	0.030%, due 07/01/10	CHF	1,396

12,606	0.030%, due 07/01/10	NOK	1,937

4,316	0.030%, due 07/01/10	CAD	4,055

3,499	0.030%, due 07/01/10	AUD	2,945

1,284,749	0.030%, due 07/01/10	JPY	14,531

9,510	0.030%, due 07/01/10	DKK	1,561

	Citibank — New York

43,138	0.030%, due 07/01/10	SGD	30,829

245,878	0.030%, due 07/01/10	EUR	300,673

	Wells Fargo Bank & Co. — San Francisco

376,871	0.030%, due 07/01/10	USD	376,871

	Total Short-Term Bank Debt Instruments (Cost $735,530)		740,560

	Total Investments: 97.38% (Cost $22,791,971)		22,421,511

	Net Other Assets and Liabilities: 2.62%		603,176

	Net Assets: 100.00%		$23,024,687

(a) Fair valued security.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $2,693,254, representing 11.70% of net assets.

(c) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

Jr. — Junior

PIK — Payment in-kind

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Unsub. — Unsubordinated

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

DKK — Danish Krone

EUR — Euro

EGP — Egyptian Pound

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PEN — Peruvian New Sol

PLN — Polish Zloty

RUB — Russian Ruble

See Notes to Financial Statements	35	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRL — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2010, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	185,012	07/02/10	$96,678	$102,454	$5,776
Brazilian Real	Sale	108,012	07/02/10	60,545	59,813	732
Brazilian Real	Sale	165,419	08/03/10	91,493	90,937	556
Brazilian Real	Sale	30,000	08/03/10	16,563	16,492	71
British Pound	Sale	63,102	08/04/10	95,759	94,280	1,479
British Pound	Purchase	41,021	09/03/10	60,132	61,287	1,155
British Pound	Purchase	94,509	07/02/10	140,789	141,205	416
British Pound	Purchase	16,900	09/03/10	24,933	25,249	316
British Pound	Sale	12,604	08/04/10	18,852	18,832	20
British Pound	Purchase	126,995	08/04/10	189,740	189,740	0
Colombian Peso	Purchase	65,591,950	07/29/10	34,506	34,528	22
Euro	Sale	311,000	08/04/10	406,079	380,378	25,701
Euro	Sale	105,000	07/02/10	140,789	128,400	12,389
Euro	Sale	17,685	07/02/10	24,213	21,626	2,587
Euro	Sale	19,190	07/02/10	25,645	23,467	2,178
Euro	Sale	14,100	08/04/10	18,557	17,245	1,312
Euro	Sale	154,929	08/04/10	189,740	189,490	250
Euro	Sale	20,225	09/03/10	24,933	24,741	192
Euro	Sale	49,040	09/03/10	60,132	59,991	141
Euro	Purchase	15,413	08/04/10	18,852	18,852	0
Hungarian Forint	Sale	6,714,371	08/18/10	30,218	28,610	1,608
Mexican Peso	Sale	680,000	08/17/10	53,266	52,310	956
Mexican Peso	Sale	1,073,452	08/17/10	83,264	82,577	687
New Russian Ruble	Purchase	2,100,000	11/02/10	65,622	66,456	834
New Russian Ruble	Sale	2,281,110	11/02/10	72,558	72,187	371
New Russian Ruble	Sale	3,000,000	08/17/10	9,581	9,564	17
Peruvian New Sol	Purchase	71,466	09/20/10	25,120	25,224	104
Polish Zloty	Sale	700,000	07/26/10	222,660	205,963	16,697
Polish Zloty	Sale	101,681	07/26/10	34,372	29,918	4,454
Polish Zloty	Sale	40,405	07/26/10	12,094	11,888	206
Polish Zloty	Sale	101,575	07/26/10	30,052	29,887	165
Turkish Lira	Sale	87,699	07/19/10	55,290	55,211	79
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$81,471

June 30, 2010	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Brazilian Real	Sale	77,000	07/02/10	$42,368	$42,640	$(272)
Brazilian Real	Purchase	108,012	08/03/10	60,129	59,378	(751)
British Pound	Purchase	12,216	08/04/10	18,557	18,252	(305)
British Pound	Purchase	16,828	07/02/10	25,645	25,143	(502)
British Pound	Purchase	15,658	07/02/10	24,213	23,394	(819)
British Pound	Sale	53,475	09/03/10	78,377	79,894	(1,517)
British Pound	Purchase	267,984	08/04/10	406,079	400,387	(5,692)
Euro	Purchase	64,060	09/03/10	78,377	78,366	(11)
Euro	Purchase	72,560	08/04/10	95,759	88,747	(7,012)
Hungarian Forint	Purchase	4,330,912	08/18/10	18,717	18,454	(263)
Malaysian Ringgit	Purchase	415,000	07/26/10	129,449	128,028	(1,421)
Mexican Peso	Purchase	240,000	08/17/10	18,869	18,462	(407)
Mexican Peso	Purchase	389,461	08/17/10	30,448	29,960	(488)
Mexican Peso	Purchase	1,824,000	08/17/10	146,189	140,314	(5,875)
New Russian Ruble	Purchase	770,000	11/02/10	24,740	24,367	(373)
Peruvian New Sol	Sale	40,000	09/20/10	14,107	14,118	(11)
Polish Zloty	Purchase	80,000	07/26/10	24,505	23,539	(966)
Polish Zloty	Purchase	90,000	07/26/10	28,250	26,480	(1,770)
Polish Zloty	Purchase	100,000	07/26/10	34,155	29,422	(4,733)
Polish Zloty	Purchase	325,190	07/26/10	103,233	95,682	(7,551)
Polish Zloty	Purchase	343,234	07/26/10	117,668	100,991	(16,677)
Thai Bhat	Purchase	1,084,770	07/09/10	33,519	33,489	(30)
Turkish Lira	Purchase	184,959	07/19/10	117,274	116,440	(834)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(58,280)

FUTURES CONTRACTS

At June 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/(Loss)
Euro-Bobl	Short	(3)	09/08/10	EUR	$(443,565)	$(3,864)
Euro-Bond	Short	(2)	09/08/10	EUR	(316,450)	(3,314)
Euro-Shatz	Long	4	09/11/10	EUR	535,756	709
Long Gilt	Long	2	09/28/10	GBP	361,721	6,335
					$137,462	$(134)

See Notes to Financial Statements	37	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.66%
Australia: 3.01%

1,328,174	Australian Worldwide Exploration, Ltd.(a)(b)	$1,954,920

1,272,160	Centennial Coal Co., Ltd.(b)	4,700,031

2,293,847	DUET Group(b)	3,099,397

3,520,160	Fairfax Media, Ltd.(b)(c)	3,846,101

		13,600,449

Belgium: 2.70%

381,743	Agfa-Gevaert NV(a)(b)	2,184,323

21,787	Bekaert NV(b)	3,632,247

6,931	SA D'Ieteren NV(b)	2,939,750

131,251	Telenet Group Holding NV(a)(b)	3,443,493

		12,199,813

China: 1.93%

2,824,100	Minth Group, Ltd.(b)(c)	3,336,775

4,133,400	TCL Multimedia Technology Holdings, Ltd.(b)	2,203,305

5,367,200	TPV Technology, Ltd.(b)	3,184,106

		8,724,186

Denmark: 2.30%

84,800	D/S Norden AS(b)	2,922,921

49,457	Danisco AS(b)	3,328,069

26,196	SimCorp AS(b)	4,172,201

		10,423,191

France: 8.57%

122,469	April Group(b)	2,982,816

90,752	Arkema(b)	3,158,520

1,011,242	Bull SA(a)(b)	3,323,980

83,276	Gemalto NV(b)	3,133,991

714,638	Havas SA(b)	3,143,757

207,922	Medica SA(a)	3,777,002

162,684	Metropole Television SA(b)	3,289,628

180,745	Rhodia SA(b)	2,994,705

48,697	SA des Ciments Vicat(b)	3,270,958

46,340	Societe BIC SA(b)	3,291,168

105,149	Teleperformance SA(b)	2,626,539

Shares		Value (Note 2)

35,300	Virbac SA	$3,757,661

		38,750,725

Germany: 7.24%

20,376	Bijou Brigitte Modische Accessoires AG	2,976,317

210,036	GEA Group AG(b)	4,184,154

389,293	Kontron AG(a)(b)(c)	3,473,913

61,772	Krones AG(a)(b)	3,087,898

58,238	Pfeiffer Vacuum Technology AG(b)	4,253,925

143,488	Rhoen-Klinikum AG(b)	3,179,157

134,100	SGL Carbon SE(a)(b)(c)	3,871,314

177,963	Symrise AG(b)	3,671,270

460,681	TUI AG(a)(b)	4,057,154

		32,755,102

Hong Kong: 4.08%

2,762,277	China Green Holdings, Ltd.(b)(c)	2,771,571

458,000	Dah Sing Financial Holdings, Ltd.(a)(b)	2,604,017

3,252,168	Daphne International Holdings, Ltd.(b)	3,293,473

934,800	Kingboard Chemical Holdings, Ltd.(b)	4,013,485

4,423,496	Pacific Basin Shipping, Ltd.(b)	2,737,411

9,534,000	VST Holdings, Ltd.(b)	3,034,341

		18,454,298

Ireland: 1.00%

1,145,084	C&C Group Plc(b)	4,522,449

Italy: 6.23%

820,862	Amplifon SpA(b)	3,778,780

293,034	Benetton Group SpA(b)	1,954,659

226,811	Danieli & C. Officine Meccaniche SpA(b)	2,318,422

661,520	Davide Campari-Milano SpA(b)	3,246,363

297,505	Enia SpA(b)	1,867,592

312,284	Indesit Co., SpA(b)	3,504,526

675,580	Iride SpA(b)	1,009,041

1,205,451	Parmalat SpA(b)	2,801,801

8,484,024	Pirelli & C. SpA(b)	4,671,733

1,713,124	Sorin SpA(a)(b)	3,012,254

		28,165,171

June 30, 2010	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Japan: 25.40%

189,850	Acom Co., Ltd.(b)(c)	$2,453,237

223,431	Aeon Delight Co., Ltd.(b)(c)	4,349,089

575,700	Akebono Brake Industry Co., Ltd.(b)(c)	2,626,834

200,300	Canon Marketing Japan, Inc.(b)	2,819,071

153,359	Don Quijote Co., Ltd.(b)(c)	4,111,764

1,069,881	Furukawa Electric Co., Ltd.(b)	4,667,757

245,700	Hitachi High-Technologies Corp.(b)	4,513,729

431,812	Hitachi Metals, Ltd.(b)	4,371,678

99,022	Hokuto Corp.(b)	1,953,652

202,707	Hoshizaki Electric Co., Ltd.(b)	3,522,268

341,679	INES Corp.(b)	2,293,030

259,700	Izumi Co., Ltd.(b)	3,482,919

232,900	JSR Corp.(b)	3,912,201

387,143	JTEKT Corp.(b)	3,580,366

705,800	The Keiyo Bank, Ltd.(b)	3,683,216

98,010	Kobayashi Pharmaceutical Co., Ltd.(b)	4,166,063

145,870	McDonald's Holdings Co., Ltd.(b)	3,266,329

207,894	Megmilk Snow Brand Co., Ltd.(b)	3,733,396

240,300	Mimasu Semiconductor Industry Co., Ltd.(b)	2,802,535

221,420	NOK Corp.(b)	3,516,112

752	Nomura Real Estate Office Fund, Inc.(b)	3,743,697

153,000	Square Enix Holdings Co., Ltd.(b)	2,818,237

610,571	Sumitomo Heavy Industries, Ltd.(b)	3,582,552

200,600	Sundrug Co., Ltd.(b)	4,866,477

185,304	THK Co., Ltd.(b)	3,833,758

172,700	Tocalo Co., Ltd.(b)	3,119,157

252,300	Tokyo Ohka Kogyo Co., Ltd.(b)	4,251,782

331,949	Toshiba Plant Systems & Services Corp.(b)	4,143,829

156,100	Tsumura & Co.(b)	4,779,512

366,327	Yamaguchi Financial Group, Inc.(b)	3,501,011

482,485	Yaskawa Electric Corp.(b)	3,579,234

642,443	The Yokohama Rubber Co., Ltd.(b)	2,895,167

		114,939,659

Shares		Value (Note 2)

Netherlands: 2.64%

151,970	ASM International NV(a)(b)(c)	$2,974,394

133,371	CSM NV(b)	3,960,912

44,407	Fugro NV(b)	2,051,494

55,216	Nutreco Holding NV(b)	2,964,970

		11,951,770

New Zealand: 0.60%

510,300	Fletcher Building, Ltd.(b)	2,730,777

Norway: 0.62%

243,173	TGS NOPEC Geophysical Co., ASA(b)	2,804,601

Singapore: 2.55%

3,466,200	ComfortDelGro Corp., Ltd.(b)	3,594,514

9,118,190	Golden Agri-Resources, Ltd.(b)	3,417,774

713,900	Venture Corp., Ltd.(b)	4,530,634

		11,542,922

Spain: 1.69%

260,459	Ebro Puleva SA(b)	4,401,074

71,615	Tecnicas Reunidas SA(b)	3,256,873

		7,657,947

Sweden: 1.29%

243,232	Kappahl Holding AB(b)	1,488,995

598,847	Meda AB, Class A(b)	4,340,720

		5,829,715

Switzerland: 4.43%

431,548	Clariant AG(a)(b)(c)	5,464,406

7,850	Kuoni Reisen Holding AG	2,199,471

42,250	Partners Group Holding AG(b)	5,097,827

2,085	Sika AG(b)	3,695,980

149,156	Temenos Group AG(a)(b)	3,590,787

		20,048,471

United Kingdom: 20.38%

1,107,453	Aberdeen Asset Management Plc(b)	2,120,095

249,634	Aggreko Plc(b)	5,240,487

448,109	BBA Aviation Plc(b)	1,219,730

355,492	Charter International Plc(b)	3,325,521

See Notes to Financial Statements	39	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

United Kingdom (continued): 20.38%

613,380	Daily Mail & General Trust Plc(b)	$3,992,423

172,500	Dana Petroleum Plc(a)(b)	2,903,866

523,109	Dunelm Group Plc(b)	2,558,803

468,551	Halfords Group Plc(b)	3,410,488

728,050	Hochschild Mining Plc(b)	3,322,836

398,371	Hunting Plc(b)	2,646,879

680,535	IG Group Holdings Plc(b)	4,251,691

862,241	Informa Plc(b)	4,555,461

1,067,600	International Personal Finance Plc(b)	3,019,683

1,123,493	Meggitt Plc(b)	5,235,245

1,169,934	Melrose Plc(b)	3,648,243

753,392	Micro Focus International Plc(b)	4,734,224

750,493	N. Brown Group Plc(b)	2,791,726

1,061,609	Pace Plc(b)	2,551,319

1,447,803	Premier Farnell Plc	4,737,320

251,598	Premier Oil Plc(a)(b)	4,645,185

1,239,700	RPS Group Plc(b)	3,449,970

380,988	Spectris Plc(b)	4,387,197

181,000	Spirax-Sarco Engineering Plc(b)	3,687,689

2,073,882	Spirent Communications Plc(b)	3,378,696

743,152	St. James’s Place Capital Plc(b)	2,343,155

1,589,660	William Hill Plc(b)	4,044,097

		92,202,029

	Total Common Stocks (Cost $422,750,757)	437,303,275

PREFERRED STOCKS: 1.00%
Germany: 1.00%

51,121	Fuchs Petrolub AG(a)(b)	4,515,540

	Total Preferred Stocks (Cost $3,981,343)	4,515,540

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.00%

$9,050,568	Wellports Fargo Bank & Co. — San Francisco 0.030%, 07/01/10	$9,050,568

	Total Short -Term Bank Debt Instruments (Cost $9,050,568)	9,050,568

	Total Investments: 99.66% (excluding investments purchased with cash collateral from securities loaned) (Cost $435,782,668)	450,869,383

Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.98%
13,470,256	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.210% 7 day-yield(d)	13,470,256

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $13,470,256)	13,470,256

	Total Investments: 102.64% (Cost $449,252,924)	464,339,639

	Net Other Assets and Liabilities: (2.64)%	(11,961,867)

	Net Assets: 100.00%	$452,377,772

(a) Non-income producing security.

(b) Fair valued security.

(c) Security, or portion of security, is currently on loan.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

June 30, 2010	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 95.76%
Consumer Discretionary: 12.65%

620	AutoZone, Inc.(a)	$119,797

8,900	Ford Motor Co.(a)	89,712

1,440	Gap, Inc.	28,022

5,200	Las Vegas Sands Corp.(a)	115,128

5,357	McDonald's Corp.	352,865

990	Nike, Inc., Class B	66,875

960	Nordstrom, Inc.	30,902

2,230	Omnicom Group, Inc.	76,489

4,780	Stanley Black & Decker, Inc.	241,486

1,470	Tiffany & Co.	55,728

1,850	Time Warner Cable, Inc.	96,348

7,850	Time Warner, Inc.	226,943

3,280	VF Corp.	233,470

		1,733,765

Consumer Staples: 7.80%

3,320	Coca-Cola Co.	166,398

1,540	General Mills, Inc.	54,701

1,100	Mead Johnson Nutrition Co.	55,132

2,050	PepsiCo, Inc.	124,948

5,661	The Procter & Gamble Co.	339,546

3,910	Sara Lee Corp.	55,131

5,670	Wal-Mart Stores, Inc.	272,557

		1,068,413

Energy: 7.59%

2,050	Cameron International Corp.(a)	66,666

4,360	Chevron Corp.	295,870

3,660	ConocoPhillips Corp.	179,669

1,300	Devon Energy Corp.	79,196

2,160	Exxon Mobil Corp.	123,271

3,680	Royal Dutch Shell Plc, ADR(b)	184,810

2,880	Southwestern Energy Co.(a)	111,283

		1,040,765

Financials: 11.35%

2,220	American Express Co.	88,134

3,560	Bank of America Corp.	51,157

Shares		Value (Note 2)

5,220	Bank of New York Mellon Corp.	$128,882

2,740	Berkshire Hathaway, Inc., Class B(a)	218,351

4,240	The Charles Schwab Corp.	60,123

4,520	The Chubb Corp.	226,045

23,270	Citigroup, Inc.(a)	87,495

2,940	JPMorgan Chase & Co.	107,633

5,704	MetLife, Inc.	215,383

3,420	Morgan Stanley	79,378

10,630	NYSE Euronext, Inc.	293,708

		1,556,289

Health Care: 11.23%

4,360	Abbott Laboratories	203,961

1,800	AmerisourceBergen Corp.	57,150

3,260	Becton, Dickinson and Co.	220,441

2,050	Cardinal Health, Inc.	68,901

1,160	Celgene Corp.(a)	58,952

1,230	Gilead Sciences, Inc.(a)	42,164

2,160	Health Net, Inc.(a)	52,639

4,316	Johnson & Johnson	254,902

960	McKesson Corp.	64,474

2,050	Medtronic, Inc.	74,354

1,780	Merck & Co., Inc.	62,247

14,560	Pfizer, Inc.	207,625

15,740	Tenet Healthcare Corp.(a)	68,312

3,630	UnitedHealth Group, Inc.	103,091

		1,539,213

Industrials: 14.09%

3,050	3M Co.	240,920

3,900	Boeing Co.	244,724

920	Cooper Industries Plc, Class A	40,480

5,510	Emerson Electric Co.	240,732

2,360	Expeditors International of Washington, Inc.	81,444

3,140	General Dynamics Corp.	183,878

14,810	General Electric Co.	213,560

1,030	L-3 Communications Holdings, Inc.	72,965

See Notes to Financial Statements	41	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

Industrials (continued): 14.09%

5,110	Norfolk Southern Corp.	$271,086

1,850	Rockwell Collins, Inc.	98,291

6,130	US Airways Group, Inc.(a)	52,779

6,100	Waste Management, Inc.	190,869

		1,931,728

Information Technology: 22.06%

1,300	Akamai Technologies, Inc.(a)	52,741

2,740	Altera Corp.	67,979

440	Apple, Inc.(a)	110,673

17,180	Applied Materials, Inc.	206,504

4,590	Automatic Data Processing, Inc.	184,793

4,450	Cisco Systems, Inc.(a)	94,830

3,080	Corning, Inc.	49,742

240	Google, Inc., Class A(a)	106,788

1,710	Hewlett-Packard Co.	74,009

14,930	Intel Corp.	290,390

2,620	International Business Machines Corp.	323,518

1,880	KLA-Tencor Corp.	52,414

5,180	Microchip Technology, Inc.	143,693

14,360	Microsoft Corp.	330,423

2,980	NetApp, Inc.(a)	111,183

2,910	Nuance Communications, Inc.(a)	43,505

4,690	Oracle Corp.	100,647

4,570	QUALCOMM, Inc.	150,078

2,000	Sybase, Inc.(a)	129,320

10,770	Texas Instruments, Inc.	250,726

2,050	VMware, Inc., Class A(a)	128,310

685	Western Digital Corp.(a)	20,660

		3,022,926

Materials: 6.86%

3,710	Air Products & Chemicals, Inc.	240,445

750	Barrick Gold Corp.	34,058

890	Cliffs Natural Resources, Inc.	41,972

682	Freeport-McMoRan Copper & Gold, Inc., Class B	40,327

Shares		Value (Note 2)

3,460	International Paper Co.	$78,300

2,400	MeadWestvaco Corp.	53,280

1,460	Newmont Mining Corp.	90,140

3,130	PPG Industries, Inc.	189,083

4,290	Silver Wheaton Corp.(a)	86,229

8,340	Yamana Gold, Inc.	85,902

		939,736

Telecommunication Services: 2.13%

8,510	AT&T, Inc.	205,857

3,080	Verizon Communications, Inc.	86,302

		292,159

	Total Common Stocks (Cost $12,843,740)	13,124,994

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.25%
$583,038	Citibank — New York 0.030%, due 07/01/10	583,038

	Total Short-Term Bank Debt Instruments (Cost $583,038)	583,038

	Total Investments: 100.01% (Cost $13,426,778)	13,708,032

	Net Other Assets and Liabilities: (0.01)%	(1,614)

	Net Assets: 100.00%	$13,706,418

(a) Non-income producing security.

(b) ADR — American Depositary Receipt.

Percentages are stated as a percent of net assets.

June 30, 2010	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.33%
Consumer Discretionary: 11.99%

4,020	AnnTaylor Stores Corp.(a)	$65,405

1,368	Arbitron, Inc.	35,062

1,459	Capella Education Co.(a)	118,690

2,693	Carter's, Inc.(a)	70,691

6,506	Cheesecake Factory, Inc.(a)	144,823

4,035	Corinthian Colleges, Inc.(a)	39,745

4,962	Domino's Pizza, Inc.(a)	56,071

1,852	DreamWorks Animation SKG, Inc., Class A(a)	52,875

6,800	Gentex Corp.	122,264

1,675	Grand Canyon Education, Inc.(a)	39,245

2,267	HSN, Inc.(a)	54,408

4,525	Iconix Brand Group, Inc.(a)	65,024

5,300	LKQ Corp.(a)	102,184

4,648	Modine Manufacturing Co.(a)	35,697

1,850	Morningstar, Inc.(a)	78,662

2,586	Tenneco, Inc.(a)	54,461

1,133	Tractor Supply Co.	69,079

1,550	Universal Technical Institute, Inc.	36,642

		1,241,028

Consumer Staples: 2.91%

1,548	Lance, Inc.	25,527

1,851	TreeHouse Foods, Inc.(a)	84,516

5,534	United Natural Foods, Inc.(a)	165,356

700	USANA Health Sciences, Inc.(a)	25,571

		300,970

Energy: 5.89%

1,601	CARBO Ceramics, Inc.	115,576

450	Core Laboratories NV	66,425

2,832	Forest Oil Corp.(a)	77,484

7,857	General Maritime Corp.	47,456

8,742	ION Geophysical Corp.(a)	30,422

4,963	North American Energy Partners, Inc.(a)	43,823

1,150	St. Mary Land & Exploration Co.	46,184

2,495	Superior Energy Services, Inc.(a)	46,582

Shares		Value (Note 2)

3,700	Tesco Corp.(a)	$45,436

1,152	Whiting Petroleum Corp.(a)	90,339

		609,727

Financials: 9.47%

3,963	Astoria Financial Corp.	54,530

1,134	Bank of Hawaii Corp.	54,829

6,251	Cedar Shopping Centers, Inc.	37,631

1,517	Community Bank System, Inc.	33,420

5,859	First Industrial Realty Trust, Inc.(a)	28,240

3,858	First Midwest Bancorp, Inc.	46,913

3,668	Glacier Bancorp, Inc.	53,810

1,441	Hanover Insurance Group, Inc.	62,684

4,804	MGIC Investment Corp.(a)	33,100

1,361	Mid-America Apartment Communities, Inc.	70,051

5,086	Old National Bancorp	52,691

2,550	Portfolio Recovery Associates, Inc.(a)	170,289

1,417	Prosperity Bancshares, Inc.	49,241

3,238	Sun Communities, Inc.	84,058

1,359	WestAmerica BanCorp.	71,374

2,200	Westwood Holdings Group, Inc.	77,330

		980,191

Health Care: 19.50%

5,150	Abaxis, Inc.(a)	110,364

5,150	Allscripts-Misys Healthcare Solutions, Inc.(a)	82,915

5,750	Angiodynamics, Inc.(a)	84,813

2,925	Bio-Reference Labs, Inc.(a)	64,847

9,550	Cepheid, Inc.(a)	152,991

2,700	Chemed Corp.	147,527

2,464	Gentiva Health Services, Inc.(a)	66,553

944	Haemonetics Corp.(a)	50,523

3,125	Immucor, Inc.(a)	59,531

1,475	Integra LifeSciences Holdings Corp.(a)	54,575

1,925	IPC The Hospitalist Co., Inc.(a)	48,318

1,225	Landauer, Inc.	74,578

1,684	LifePoint Hospitals, Inc.(a)	52,877

See Notes to Financial Statements	43	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)
Health Care (continued): 19.50%

1,281	Magellan Health Services, Inc.(a)	$46,526

3,177	Medical Action Industries, Inc.(a)	38,092

2,000	MEDNAX, Inc.(a)	111,220

1,575	Medtox Scientific, Inc.(a)	19,373

3,850	Meridian Bioscience, Inc.	65,450

4,742	Merit Medical Systems, Inc.(a)	76,204

5,325	Neogen Corp.(a)	138,716

3,808	PSS World Medical, Inc.(a)	80,539

2,355	Quality Systems, Inc.	136,566

2,601	RehabCare Group, Inc.(a)	56,650

3,611	Sunrise Senior Living, Inc.(a)	10,039

1,450	SurModics, Inc.(a)	23,795

2,100	Techne Corp.	120,645

2,620	U.S. Physical Therapy, Inc.(a)	44,226

		2,018,453

Industrials: 19.49%

2,325	Advisory Board Co.(a)	99,882

1,950	AeroVironment, Inc.(a)	42,374

1,728	Alexander & Baldwin, Inc.	51,460

593	American Science & Engineering, Inc.	45,192

4,900	Beacon Roofing Supply, Inc.(a)	88,298

3,850	CoStar Group, Inc.(a)	149,380

1,750	Dynamex, Inc.(a)	21,350

10,842	Eagle Bulk Shipping, Inc.(a)	45,753

443	EnerNOC, Inc.(a)	13,928

1,875	Forward Air Corp.	51,094

1,341	Gardner Denver, Inc.	59,794

1,637	Genesee & Wyoming, Inc., Class A(a)	61,076

2,733	Gibraltar Industries, Inc.(a)	27,603

1,531	IDEX Corp.	43,741

1,925	II-VI, Inc.(a)	57,038

7,453	Innerworkings, Inc.(a)	50,904

1,534	Kansas City Southern(a)	55,761

1,391	Kaydon Corp.	45,708

2,325	Mobile Mini, Inc.(a)	37,851

Shares		Value (Note 2)

694	Nordson Corp.	$38,920

2,450	Raven Industries, Inc.	82,590

4,925	Resources Connection, Inc.(a)	66,980

7,225	Ritchie Bros. Auctioneers, Inc.	131,640

2,143	Robbins & Myers, Inc.	46,589

10,326	Rollins, Inc.	213,644

2,950	Simpson Manufacturing Co., Inc.	72,423

3,650	Sun Hydraulics Corp.	85,629

4,582	Tetra Tech, Inc.(a)	89,853

4,953	Titan International, Inc.	49,381

2,169	Tutor Perini Corp.(a)	35,745

1,407	Wabtec Corp.	56,126

		2,017,707

Information Technology: 26.54%(b)

3,449	Advanced Energy Industries, Inc.(a)	42,388

2,575	Advent Software, Inc.(a)	120,921

2,940	ANSYS, Inc.(a)	119,276

1,525	ArcSight, Inc.(a)	34,145

3,700	Blackbaud, Inc.	80,549

2,700	Blackboard, Inc.(a)	100,791

6,850	Bottomline Technologies, Inc.(a)	89,256

1,625	Cabot Microelectronics Corp.(a)	56,209

1,601	CACI International, Inc., Class A(a)	68,010

1,775	Cass Information Systems, Inc.	60,794

4,400	comScore, Inc.(a)	72,467

1,075	Concur Technologies, Inc.(a)	45,881

1,825	Constant Contact, Inc.(a)	38,927

3,475	DealerTrack Holdings, Inc.(a)	57,164

8,100	Digi International, Inc.(a)	66,986

4,000	Echelon Corp.(a)	29,320

2,175	EMS Technologies, Inc.(a)	32,669

10,699	Entegris, Inc.(a)	42,475

950	F5 Networks, Inc.(a)	65,142

925	FactSet Research Systems, Inc.	61,966

2,953	Fair Isaac Corp.	64,346

June 30, 2010	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)

Information Technology (continued): 26.54%(b)

6,215	Fairchild Semiconductor International, Inc.(a)	$52,268

1,800	FARO Technologies, Inc.(a)	33,678

2,300	Forrester Research, Inc.(a)	69,598

3,019	GTSI Corp.(a)	16,484

3,800	Guidance Software, Inc.(a)	19,836

6,540	Harmonic, Inc.(a)	35,578

1,975	Hittite Microwave Corp.(a)	88,362

1,426	ManTech International Corp., Class A(a)	60,705

1,525	Maximus, Inc.	88,252

1,975	MICROS Systems, Inc.(a)	62,943

2,960	Napco Security Technologies, Inc.(a)	5,062

4,300	National Instruments Corp.	136,654

4,550	NIC, Inc.	29,166

2,225	NVE Corp.(a)	96,854

1,225	Pegasystems, Inc.	39,335

2,675	Power Integrations, Inc.	86,122

1,068	Rudolph Technologies, Inc.(a)	8,063

5,900	Semtech Corp.(a)	96,583

3,450	Stratasys, Inc.(a)	84,732

3,400	TeleCommunication Systems, Inc.(a)	14,076

1,850	Telvent GIT SA(a)	30,895

4,350	Tyler Technologies, Inc.(a)	67,512

3,350	Ultimate Software Group, Inc.(a)	110,081

2,800	Verint Systems, Inc.(a)	64,624

		2,747,145

Materials: 2.54%

1,892	Carpenter Technology Corp.	62,114

1,242	Compass Minerals International, Inc.	87,288

5,175	Landec Corp.(a)	30,481

5,253	Spartech Corp.(a)	53,843

3,500	Zoltek Cos., Inc.(a)	29,645

		263,371

	Total Common Stocks (Cost $8,555,447)	10,178,592

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 1.66%
$172,096	Citibank — New York 0.030%, due 07/01/10	$172,096

	Total Short-Term Bank Debt Instruments (Cost $172,096)	172,096

	Total Investments: 99.99% (Cost $8,727,543)	10,350,688

	Net Other Assets and Liabilities: 0.01%	604

	Net Assets: 100.00%	$10,351,292

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	45	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 121.02%
Arizona: 1.63%

$500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue Bonds (Southern California Education Company), Series A 5.000%, 06/01/35	$501,525

1,500,000	Phoenix Industrial Development Authority, Revenue Bonds (America West Airlines, Inc.) 6.300%, 04/01/23	1,143,930

500,000	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.) 5.750%, 09/01/29(a)	511,100

800,000	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds 5.000%, 12/01/37(a)	713,224

		2,869,779

California: 25.89%

700,000	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution) 5.000%, 10/01/29(a)	725,004

3,000,000	Bay Area Toll Authority, California Toll Bridge Revenue Bonds (Build America Bonds), Series S1 6.918%, 04/01/40	2,998,950

1,000,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A 5.000%, 12/01/32(a)	885,460

900,000	California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System-West), Series A 5.750%, 09/01/39(a)	921,789

800,000	California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System), Series A 5.750%, 07/01/39(a)	835,936

1,300,000	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E 4.750%, 02/01/30(a)	1,086,957

Principal Amount		Value (Note 2)

$2,940,000	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series I 4.800%, 08/01/36(a)	$2,407,889

1,750,000	California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific Gas), Series C 4.750%, 12/01/23	1,705,883

2,500,000	California State, General Obligation Unlimited Bonds (Veterans), Series BZ 5.375%, 12/01/24	2,482,050

525,000	California State Public Works Board, Lease Revenue Bonds (Department General Services - Buildings 8 & 9), Series A 6.250%, 04/01/34	549,008

1,000,000	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2 8.361%, 10/01/34(a)	1,079,170

2,000,000	California State Public Works Board, Revenue Bonds, Series A-1 5.750%, 03/01/30	2,016,040

1,000,000	California State Public Works Board, Revenue Bonds, Series I-1 6.625%, 11/01/34(a)	1,081,840

4,765,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1 4.500%, 06/01/27(a)	4,080,078

6,000,000	5.125%, 06/01/47(a)	3,851,280

3,000,000	Inland Empire Tobacco Securitization Authority, Revenue Bonds (California Tobacco Settlement), Series A 5.000%, 06/01/21	2,471,340

1,000,000	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A 5.000%, 11/15/15(a)	1,064,120

250,000	Los Angeles Department of Water & Power, Revenue Bonds (Build America Bonds) 5.716%, 07/01/39	248,820

June 30, 2010	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
California (continued): 25.89%

$ 750,000	Los Angeles Unified School District, General Obligation Unlimited Taxable Bonds (Qualified School Construction), Series J-1 5.981%, 05/01/27	$774,180

2,200,000	M-S-R Energy Authority, Revenue Bonds, Series B 6.500%, 11/01/39(a)	2,386,054

1,800,000	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN 0.915%, 07/01/27(a)(b)	1,169,208

1,200,000	Palomar Pomerado Health Care, Certificate Participation (California Hospital District) 6.750%, 11/01/39	1,286,412

110,000	Port of Oakland, California Pre-Refunded Revenue Bonds, Series M 5.375%, 11/01/27(a)	120,871

890,000	Port of Oakland, California Un-Refunded Revenue Bonds, Series M 5.375%, 11/01/27(a)	881,518

450,000	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A 5.375%, 02/01/36(a)	474,453

1,925,000	State of California Municipal Bonds 5.250%, 04/01/14(a)	2,016,476

1,775,000	6.000%, 04/01/35(a)	1,885,032

1,700,000	6.200%, 10/01/19(a)	1,778,829

1,000,000	7.300%, 10/01/39	1,042,090

1,250,000	State of California Municipal Bonds, VRDN 5.650%, 04/01/39(b)	1,314,125

		45,620,862

Colorado: 1.81%

985,000	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN 1.461%, 12/01/33(a)(b)	685,806

Principal Amount		Value (Note 2)

$2,265,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds 6.500%, 11/15/38(a)	$2,497,638

		3,183,444

Connecticut: 2.54%

815,000	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A 5.850%, 09/01/28 (a)	829,441

500,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I 5.000%, 07/01/30(a)	502,730

400,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Wesleyan University) 5.000%, 07/01/39(a)	421,540

600,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1 5.000%, 07/01/26(a)	610,548

1,800,000	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3 4.500%, 11/15/28(a)	1,808,244

270,000	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1 5.000%, 02/01/17(a)	309,949

		4,482,452

Florida: 1.66%

900,000	Citizens Property Insurance Corp., Sr. Sec. High Act Revenue Bonds, Series A-1 6.000%, 06/01/16(a)	977,994

450,000	JEA, Florida Electric Systems, Revenue Bonds, Series 3A 3.500%, 10/01/18(a)	451,238

450,000	JEA, Florida Water & Sewer Systems, Revenue Bonds, Series A 5.375%, 10/01/39(a)	461,813

See Notes to Financial Statements	47	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Florida (continued): 1.66%

$1,000,000	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A 5.625%, 07/01/39(a)	$1,038,190

		2,929,235

Georgia: 9.34%

1,300,000	Atlanta, Georgia, Airport Revenue Bonds, Series B 5.625%, 01/01/30(a)	1,308,164

1,450,000	Atlanta, Georgia, Airport Revenue Bonds, Series RF-B-3, VRDN 2.310%, 01/01/30(b)	1,450,000

2,200,000	Atlanta, Georgia, Airport Revenue Bonds, Series RF-C-3, VRDN 2.310%, 01/01/30(b)	2,200,000

1,000,000	Atlanta, Georgia, Water & Wastewater Revenue Bonds, Series A 6.250%, 11/01/34(a)	1,096,810

500,000	Clayton County, Georgia Development Authority Special Facilities Revenue Bonds (Delta Airlines), Series A 8.750%, 06/01/29	536,210

1,500,000	DeKalb County Hospital Authority, Revenue Anticipation Certificates, Revenue Bonds (DeKalb Medical Center, Inc. Project) 6.125%, 09/01/40	1,490,865

3,535,000	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series A 5.500%, 09/15/27	3,461,612

1,400,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds) 6.655%, 04/01/57(a)	1,351,798

1,600,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J 6.637%, 04/01/57(a)	1,551,104

Principal Amount		Value (Note 2)

$2,050,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P 7.055%, 04/01/57(a)	$2,014,780

		16,461,343

Guam: 2.39%

1,000,000	Guam Government Municipal Bonds, Series A 6.000%, 11/15/19(a)	1,073,940

2,900,000	6.750%, 11/15/29(a)	3,135,712

		4,209,652

Illinois: 4.97%

500,000	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E 6.138%, 12/01/39(a)	518,140

2,700,000	Chicago, O'Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project) 5.500%, 12/01/30(a)	1,989,630

1,000,000	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A 6.000%, 05/01/28(a)	1,009,500

1,000,000	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A 7.000%, 08/15/44(a)	1,063,530

1,000,000	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A 6.000%, 08/15/38(a)	1,007,180

750,000	Northern Illinois Municipal Power Agency, Revenue Bonds (Build America Bonds Power Project) 6.859%, 01/01/39(a)	808,238

2,500,000	State of Illinois General Obligation Bonds (Build America Bonds) 6.630%, 02/01/35(a)	2,355,125

		8,751,343

June 30, 2010	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Indiana: 5.00%

$500,000	Indiana Finance Authority Improvement, Revenue Bonds (U.S. Steel Corp.) 6.000%, 12/01/26	$511,580

2,000,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series B 6.116%, 01/15/40(a)	2,130,080

1,125,000	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A 5.000%, 07/01/34(a)	1,165,893

5,000,000	Whiting, Indiana, Environmental Facilities, Revenue Bonds (BP Products North America Project), VRDN 5.000%, 07/01/40(b)	5,000,000

		8,807,553

Kentucky: 1.68%

225,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds (Baptist HealthCare Systems), Series A 5.625%, 08/15/27(a)	244,609

500,000	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A 6.375%, 06/01/40(a)	514,975

2,100,000	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary's Healthcare) 6.125%, 02/01/37(a)	2,209,452

		2,969,036

Louisiana: 4.82%

2,450,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp., Project) 6.750%, 11/01/32(a)	2,528,033

1,700,000	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A 6.000%, 07/01/29(a)	1,814,223

Principal Amount		Value (Note 2)

$2,500,000	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A 5.250%, 05/15/38(a)	$2,291,650

1,925,000	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A 5.125%, 06/01/37(a)	1,850,252

		8,484,158

Maryland: 0.72%

1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bond (Johns Hopkins Health System) 5.000%, 05/15/40	1,022,600

235,000	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B 5.350%, 07/01/34 (a)	240,280

		1,262,880

Massachusetts: 0.77%

1,250,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Harvard University), Series A 5.000%, 12/15/34(a)	1,348,488

Michigan: 1.89%

3,375,000	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System) 5.750%, 11/15/39(a)	3,327,648

Missouri: 0.52%

850,000	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1 6.625%, 07/01/34(a)	915,833

Nevada: 0.93%

1,650,000	Las Vegas Valley Water District, General Obligation Limited Taxable Bonds (Build America Bonds), Series A 5.700%, 03/01/40(a)	1,633,896

See Notes to Financial Statements	49	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
New Hampshire: 0.12%

$200,000	New Hampshire Health & Education Facilities Authority, Revenue Bonds (Dartmouth-Hitchcock) 6.000%, 08/01/38(a)	$213,380

New Jersey: 2.88%

800,000	New Jersey Economic Development Authority, Revenue Bonds 5.375%, 06/15/14	842,800

2,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (St. Peters University Hospital Obligation) 5.750%, 07/01/37 (a)	1,978,360

3,440,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 5.000%, 06/01/41(a)	2,255,643

		5,076,803

New York: 15.82%

3,400,000	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project) 6.375%, 07/15/43(a)	3,502,102

250,000	Chautauqua County New York Industrial Development Agency, Revenue Bonds (Dunkirk Power Llc, Project) 5.875%, 04/01/42	257,830

2,800,000	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A 5.000%, 02/15/47(a)	2,721,991

1,250,000	Long Island Power Authority, New York Electric System, Revenue Bonds (Build American Bonds) 5.850%, 05/01/41(a)	1,253,438

500,000	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2 5.250%, 06/01/26	470,175

2,100,000	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. Project) 6.900%, 08/01/24(a)	1,834,833

Principal Amount		Value (Note 2)

$1,700,000	New York City, Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) 6.668%, 11/15/39(a)	$1,871,479

1,600,000	New York City, New York General Obligation Bonds (Build America Bonds) 5.985%, 12/01/36(a)	1,716,640

500,000	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K 4.950%, 11/01/39	503,520

1,000,000	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured GNMA/FNMA, Series B 4.950%, 05/15/36(a)	997,330

1,500,000	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project) 5.000%, 01/01/18(a)	1,529,100

4,000,000	5.000%, 01/01/39(a)	3,541,280

1,400,000	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. — JFK International Airport), VRDN 7.625%, 08/01/25(b)	1,425,564

2,500,000	7.750%, 08/01/31(a)(b)	2,564,425

400,000	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (Jetblue Airways Corp. Project) 5.125%, 05/15/30(a)	321,244

450,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE 6.011%, 06/15/42	477,882

500,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2 5.000%, 06/15/40(a)	526,880

June 30, 2010	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
New York (continued): 15.82%

$600,000	New York City, New York Revenue Bonds, Sub-Series I-1 5.125%, 04/01/25(a)	$657,660

675,000	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3 5.250%, 01/15/39 (a)	717,383

700,000	New York State Thruway Authority, Revenue Bonds (Build America Bonds, Highway & Bridge Trust) 5.883%, 04/01/30(a)	749,042

250,000	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B 6.000%, 06/01/48(a)	223,518

		27,863,316

North Carolina: 0.66%

750,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B 5.000%, 10/01/38(a)	792,885

350,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Series A 5.625%, 10/01/38(a)	364,322

		1,157,207

Ohio: 5.37%

500,000	Allen County Ohio Hospital Facilities Revenue Bonds (Catholic Healthcare), Series A 5.000%, 06/01/38(a)	494,045

765,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds) 6.053%, 02/15/43(a)	759,936

570,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-1 5.000%, 06/01/11	579,810

Principal Amount		Value (Note 2)

$2,790,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2 5.125%, 06/01/24(a)	$2,369,352

2,500,000	5.875%, 06/01/30(a)	1,964,725

500,000	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B 5.800%, 12/01/38(a)	526,240

1,150,000	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN 5.100%, 11/01/42(a)(b)	1,220,863

500,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Summa Health Systems Project) 5.750%, 11/15/40	496,410

1,025,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F 5.250%, 09/01/28(a)	1,059,245

		9,470,626

Pennsylvania: 1.13%

750,000	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.) 7.000%, 07/15/39 (a)	838,230

1,150,000	Pennsylvania Housing Finance Agency, Revenue Bonds, Series 108B 4.500%, 10/01/25(a)	1,148,666

		1,986,896

Puerto Rico: 12.71%

700,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A 6.000%, 07/01/44(a)	731,563

See Notes to Financial Statements	51	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Puerto Rico (continued): 12.71%

$2,000,000	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A 5.500%, 07/01/32(a)	$2,040,100

400,000	Puerto Rico Commonwealth Highway & Transportation Authority, Highway, Insured MBIA, Inc., Revenue Bonds, Series Z 6.250%, 07/01/15(a)	451,880

1,850,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L 5.250%, 07/01/38(a)	1,825,932

2,000,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N 5.250%, 07/01/39(a)	1,956,280

1,300,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C 5.500%, 07/01/24(a)	1,348,892

475,000	5.500%, 07/01/25(a)	490,704

1,300,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C 5.500%, 07/01/16(a)	1,407,198

2,700,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN 0.895%, 07/01/31(a)(b)	1,826,550

1,250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW 5.250%, 07/01/25(a)	1,302,088

1,250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series XX 5.250%, 07/01/40(a)	1,240,650

900,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H 5.250%, 07/01/13(a)	957,951

Principal Amount		Value (Note 2)

$1,000,000	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN 5.250%, 08/01/29(a)(b)	$1,030,340

1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28(a)	1,050,950

2,700,000	5.500%, 08/01/42(a)	2,729,915

1,500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series C 5.250%, 08/01/41	1,477,335

500,000	6.000%, 08/01/39	533,045

		22,401,373

Rhode Island: 1.08%

1,000,000	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1 5.000%, 10/01/48(a)	954,120

950,000	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.700%, 12/01/37(b)(c)(d)	950,000

		1,904,120

Tennessee: 2.78%

750,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Revenue Bonds (Build America Bonds), Series A-2 7.431%, 07/01/43(a)	816,128

750,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Revenue Bonds (Build America Bonds), Series B 6.731%, 07/01/43(a)	792,743

2,000,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A 5.250%, 09/01/21(a)	2,001,520

June 30, 2010	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Tennessee (continued): 2.78%

$1,350,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series C 5.000%, 02/01/27	$1,285,619

		4,896,010

Texas: 7.93%

650,000	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN 5.750%, 05/01/36(a)(b)	622,928

3,505,000	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project) 6.375%, 05/01/35(a)	2,644,067

1,500,000	Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue Bonds (BP Products North American Project), VRDN 2.300%, 01/01/42(b)	1,327,905

165,000	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series B 6.125%, 07/15/27(a)	148,794

1,600,000	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series E 6.750%, 07/01/29	1,559,952

900,000	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.508%, 12/01/33(b)(c)(d)	900,000

750,000	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A 5.500%, 05/01/22(a)	722,460

460,000	6.450%, 06/01/21(a)	287,500

2,600,000	Tarrant County, Texas, Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Scott & White Healthcare) 5.250%, 08/15/40	2,536,482

Principal Amount		Value (Note 2)

$1,500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A 5.000%, 12/15/16	$1,515,585

2,250,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN 1.060%, 12/15/26(a)(b)	1,453,770

525,000	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project) 6.250%, 05/01/28(a)	258,694

		13,978,137

Virgin Islands: 0.54%

450,000	Virgin Islands Public Finance Authority, Revenue Bonds (Gross receipts taxes loan notes) 5.000%, 10/01/24	460,611

500,000	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1 5.000%, 10/01/39	485,015

		945,626

Virginia: 1.39%

1,000,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series B-1 5.000%, 06/01/47	644,860

800,000	University of Virginia, University Revenue Bonds 5.000%, 06/01/40(a)	856,520

500,000	Virginia Small Business Financing & Healthcare Facilities Authority, Revenue Bonds (OBG Sentara Healthcare) 5.000%, 11/01/40(a)	509,805

425,000	Virginia State Public School Authority, Revenue Bonds (School Financing 1997), Series B1 4.000%, 08/01/25(a)	430,483

		2,441,668

See Notes to Financial Statements	53	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Washington: 0.85%

$1,500,000	Port Bellingham, Washington, Industrial Development Corp., Environmental Facilities Revenue Bonds (BP West Coast Products, Llc Project), VRDN 5.000%, 07/01/41(b)	$1,500,000

Wisconsin: 1.20%

1,600,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A 5.625%, 04/15/39 (a)	1,617,232

555,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare) 5.250%, 08/15/34(a)	503,579

		2,120,811

	Total Municipal Bonds (Cost $207,838,641)	213,213,575

CORPORATE BONDS: 19.39%
Cable: 0.94%

1,650,000	Cablevision Systems Corp., Sr. Unsec. Notes 7.750%, 04/15/18	1,658,250

Communications: 0.56%

1,000,000	Sirius XM Radio, Inc., Gtd. Notes 8.750%, 04/01/15(a)(e)	990,000

Consumer Cyclical: 3.87%

2,000,000	American Airlines, Inc., Sr. Sec. Notes 10.500%, 10/15/12(a)(e)	2,085,000

2,600,000	Continental Airlines, Inc., Sr. Unsec. Notes 8.750%, 12/01/11(a)	2,629,250

1,015,000	Delta Air Lines, Inc., Sr. Sec. Notes 9.500%, 09/15/14(e)	1,070,825

1,000,000	United Air Lines, Inc., Sr. Sec. Notes 9.875%, 08/01/13(a)(e)	1,030,000

		6,815,075

Principal Amount		Value (Note 2)
Consumer Discretionary: 0.04%

$250,000	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/11(a)(g)	$76,875

Energy: 1.23%

2,425,000	Southern Union Co., Jr. Sub. Notes 7.200%, 11/01/66(a)(b)	2,161,281

Financials: 3.29%

1,500,000	Ford Motor Credit Co., Llc, Sr. Unsec. Notes 7.000%, 04/15/15	1,485,831

2,000,000	8.000%, 12/15/16	2,048,756

250,000	GMAC, Inc., Gtd. Notes 8.000%, 03/15/20(e)	245,000

500,000	8.300%, 02/12/15(e)	507,500

1,500,000	Jefferies Group, Inc., Sr. Unsec. Notes 6.875%, 04/15/21	1,507,860

		5,794,947

Industrials: 3.89%

1,500,000	Citgo Petroleum Corp., Sr. Secured Notes 11.50%, 07/01/17(e)	1,496,250

2,500,000	Enterprise Products Operating Llc, Gtd. Notes, Series B 7.034%, 01/15/68(a)(b)	2,303,253

1,500,000	Solutia, Inc., Gtd. Notes 8.750%, 11/01/17	1,567,500

1,500,000	Stanley Works, Jr. Sub. Notes, Series 1 5.902%, 12/01/45(a)(b)	1,484,287

		6,851,290

Private University: 0.46%

750,000	Rensselaer Polytechnic Institute Notes 5.600%, 09/01/20	814,379

Technology: 1.45%

1,000,000	Equinix, Inc., Sub. Notes 8.125%, 03/01/18(a)	1,027,500

1,500,000	Iron Mountain, Inc., Gtd. Notes 8.000%, 06/15/20(a)	1,530,000

		2,557,500

Utility: 3.66%

2,470,000	Dominion Resources, Inc., Jr. Sub. Notes 7.500%, 06/30/66(a)(b)	2,435,833

June 30, 2010	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)

Utility (continued): 3.66%

$2,500,000	PPL Capital Funding, Inc., Bonds 6.700%, 03/30/67(a)(b)	$2,202,862

2,000,000	Wisconsin Energy Corp., Jr. Sub. Notes 6.250%, 05/15/67(a)(b)	1,812,442

		6,451,137

	Total Corporate Bonds (Cost $33,446,313)	34,170,734

Shares

PREFERRED STOCKS: 1.87%
Financials: 1.02%

50,000	Citigroup Capital XII, 8.500%	1,249,500

21,250	JPMorgan Chase Capital XXVIII, 7.200%	546,550

		1,796,050

Utility: 0.85%

15,000	Southern California Edison Co., Notes, 5.349%, Perpetual Maturity(a)(f)	1,504,219

	Total Preferred Stocks (Cost $3,280,063)	3,300,269

Principal Amount

SHORT-TERM INVESTMENTS: 1.99%

$3,500,000	Delaware County, Pennsylvania Industrial Development Authority, Pollution Control Revenue Bonds 3.000%, due 07/01/2010	3,500,000

	Total Short-Term Investments (Cost $3,500,000)	3,500,000

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 4.86%

$8,558,362	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/01/10	$8,558,362

	Total Short-Term Bank Debt Instruments (Cost $8,558,362)	8,558,362

	Total Investments: 149.13% (Cost $256,623,379)	262,742,940

	Net Other Assets and Liabilities: (49.13)%	(86,564,861)

	Net Assets: 100.00%	$176,178,079

Principal Amount		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds

$(2,000,000)	Altria Group, Inc., Gtd. Notes 4.125%, 09/11/15	$(2,041,052)

(500,000)	Duke Energy Carolinas Llc, Unsub. Sr. Notes 6.100%, 06/01/37	(574,893)

(1,000,000)	ERAC USA Finance Co., Notes 8.000%, 01/15/11	(1,032,461)

(250,000)	International Paper Co., Unsec. Sr. Notes 5.300%, 04/01/15	(267,722)

(1,000,000)	Praxair, Inc., Sr. Unsec. Notes 3.250%, 09/15/15	(1,043,746)

(2,500,000)	Safeway, Inc., Sr. Unsec. Notes 5.000%, 08/15/19	(2,690,158)

See Notes to Financial Statements	55	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
U.S. Government Agency

$(13,000,000)	United States Treasury Bonds 4.625%, 02/15/40	$(14,653,444)

(20,000,000)	United States Treasury Notes 1.500%, 07/15/12	(20,371,880)

(7,500,000)	1.500%, 12/31/13	(7,566,210)

(1,305,000)	3.500%, 05/15/20	(1,367,401)

(6,300,000)	4.500%, 11/15/15	(7,156,409)

	Total Securities Sold Short (Proceeds $57,379,439)	$(58,765,376)

(a) Security, or portion of security, is being held as collateral for short sales.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

(c) Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

(d) Fair valued security.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,424,575, representing 4.21% of net assets.

(f) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g) Security in default on interest payment.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA — Government National Mortgage Association/Federal National Mortgage Association

Gtd. — Guaranteed

Jr. — Junior

RMKT — Remarketed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Unsub. — Unsubordinated

VRDN — Variable Rate Demand Notes

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.508%, 12/01/33(b)(d)	$900,000	$900,000	0.51%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.700%, 12/01/37(b)(d)	950,000	950,000	0.54%

June 30, 2010	56	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Growth Fund

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 4.90%
302,000	SPDR S&P 500 ETF Trust	$31,172,440

	Total Exchange-Traded Funds (Cost $32,708,140)	31,172,440

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 74.66%
$200,000,000	Citibank — New York 0.030%, due 07/01/10	200,000,000

200,000,000	JP Morgan Chase — New York 0.030%, due 07/01/10	200,000,000

75,361,489	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/01/10	75,361,489

	Total Short-Term Bank Debt Instruments (Cost $475,361,489)	475,361,489

	Total Investments: 79.56% (Cost $508,069,629)	506,533,929

	Net Other Assets and Liabilities: 20.44%	130,147,148

	Net Assets: 100.00%	$636,681,077

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At June 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
Dow Jones Industrial Average Mini e-CBOT Futures	Long	641	09/17/10	$31,139,780	$(527,365)
				$31,139,780	$(527,365)

See Notes to Financial Statements	57	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD EMERGING MARKETS FUND
ASSETS:
Investments, at value(a)	$40,293,756	$265,658,481
Foreign currency, at value (Cost $0 and $5,158,774, respectively)	0	5,114,587
Deposit with broker for futures contracts	—	3,325,165
Variation margin receivable	—	29,835
Receivable for investments sold	169,582	1,277,730
Receivable for shares sold	16,598	5,140,649
Interest and dividends receivable	67,880	1,207,717
Other assets	24,115	35,617

Total Assets	40,571,931	281,789,781

LIABILITIES:
Payable to custodian	0	1,606,741
Payable for investments purchased	377,732	291,683
Payable for shares redeemed	31,068	3,605,611
Payable for collateral upon return of securities loaned	—	4,386,170
Payable to advisor	34,228	246,859
Payable for distribution and service fees	23,168	9,872
Payable to trustees	3,384	3,478
Payable for chief compliance officer fee	272	1,361
Payable to ReFlow (Note 2)	0	6,563
Accrued expenses and other liabilities	39,371	37,488

Total Liabilities	509,223	10,195,826

NET ASSETS	$40,062,708	$271,593,955

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$53,717,043	$257,478,481
Accumulated net investment income/(loss)	(71,088)	8,236
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(17,900,224)	(13,652,266)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	4,316,977	27,759,504

TOTAL NET ASSETS	$40,062,708	$271,593,955

INVESTMENTS, AT COST	$35,976,779	$237,884,770

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.89	$19.53
Net Assets	$701,279	$33,052,579
Shares of beneficial interest outstanding	50,505	1,692,785
Institutional Class:
Net Asset Value, offering and redemption price per share	—	$19.83
Net Assets	—	$238,295,098
Shares of beneficial interest outstanding	—	12,015,411

June 30, 2010	58	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND (continued)	FORWARD EMERGING MARKETS FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	$13.88	—
Net Assets	$22,734,433	—
Shares of beneficial interest outstanding	1,638,082	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.73	—
Class C:
Net Asset Value, offering and redemption price per share	$12.98	—
Net Assets	$16,626,996	—
Shares of beneficial interest outstanding	1,280,903	—
Class M:
Net Asset Value, offering and redemption price per share	—	$19.83
Net Assets	—	$246,278
Shares of beneficial interest outstanding	—	12,418

(a) At June 30, 2010, securities with a market value of $0 and $4,262,272, respectively, were on loan to brokers.

See Notes to Financial Statements	59	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD GROWTH FUND	FORWARD INTERNATIONAL DIVIDEND FUND(a)
ASSETS:
Investments, at value(b)	$102,280,945	$4,041,917
Receivable for investments sold	470,492	0
Receivable for shares sold	8,879	120
Receivable due from advisor	24,129	5,373
Interest and dividends receivable	0	18,378
Other assets	30,157	59,804

Total Assets	102,814,602	4,125,592

LIABILITIES:
Payable for investments purchased	1,209,620	0
Payable for shares redeemed	25,647	0
Payable for collateral upon return of securities loaned	4,732,198	—
Payable to advisor	55,109	0
Payable for distribution and service fees	18,110	1,184
Payable to trustees	1,020	1,780
Payable for chief compliance officer fee	659	72
Payable to ReFlow (Note 2)	18	0
Accrued expenses and other liabilities	27,116	6,817

Total Liabilities	6,069,497	9,853

NET ASSETS	$96,745,105	$4,115,739

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$102,786,246	$37,414,602
Accumulated net investment income/(loss)	(436,375)	220,552
Accumulated net realized loss on investments and foreign currency transactions	(21,703,873)	(33,891,033)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	16,099,107	371,618

TOTAL NET ASSETS	$96,745,105	$4,115,739

INVESTMENTS, AT COST	$86,181,838	$3,669,971

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	—	$7.69
Net Assets	—	$3,463,647
Shares of beneficial interest outstanding	—	450,582
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.38	$6.56
Net Assets	$47,907,276	$652,092
Shares of beneficial interest outstanding	4,615,162	99,338
Class A:
Net Asset Value, offering and redemption price per share	$10.32	—
Net Assets	$46,718,460	—
Shares of beneficial interest outstanding	4,529,172	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.95	—

June 30, 2010	60	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GROWTH FUND (continued)	FORWARD INTERNATIONAL DIVIDEND FUND(a) (continued)
Class C:
Net Asset Value, offering and redemption price per share	$9.59	—
Net Assets	$2,119,369	—
Shares of beneficial interest outstanding	220,886	—

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) At June 30, 2010, securities with a market value of $4,587,738 and $0, respectively, were on loan to brokers.

See Notes to Financial Statements	61	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
ASSETS:
Investments, at value(a)	$22,421,511	$464,339,639
Foreign currency, at value (Cost $265,603 and $1,251,328, respectively)	260,123	1,245,453
Due from broker for futures contracts	124,389	—
Unrealized gain on forward contracts	81,471	—
Receivable for investments sold	0	2,563,168
Receivable for shares sold	0	304,233
Interest and dividends receivable	432,818	895,656
Other assets	41,959	103,584

Total Assets	23,362,271	469,451,733

LIABILITIES:
Unrealized loss on forward contracts	58,280	—
Payable for investments purchased	261,855	1,948,781
Payable for shares redeemed	0	1,077,017
Payable for collateral upon return of securities loaned	—	13,470,256
Payable to advisor	7,397	386,359
Payable for distribution and service fees	5,036	44,442
Payable to trustees	330	247
Payable for chief compliance officer fee	116	4,229
Payable to ReFlow (Note 2)	0	2,572
Accrued expenses and other liabilities	4,570	140,058

Total Liabilities	337,584	17,073,961

NET ASSETS	$23,024,687	$452,377,772

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$24,198,878	$725,022,316
Accumulated net investment income	9,600	2,395,327
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(790,291)	(290,101,885)
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(393,500)	15,062,014

TOTAL NET ASSETS	$23,024,687	$452,377,772

INVESTMENTS, AT COST	$22,791,971	$449,252,924

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.86	$11.19
Net Assets	$5,326,837	$79,560,951
Shares of beneficial interest outstanding	540,357	7,112,457
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.81	$11.21
Net Assets	$13,544,805	$371,646,438
Shares of beneficial interest outstanding	1,381,032	33,148,615

June 30, 2010	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL FIXED INCOME FUND (continued)	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$11.18
Net Assets	—	$1,104,784
Shares of beneficial interest outstanding	—	98,811
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$11.86
Class C:
Net Asset Value, offering and redemption price per share	$9.91	—
Net Assets	$4,153,045	—
Shares of beneficial interest outstanding	419,134	—
Class M:
Net Asset Value, offering and redemption price per share	—	$11.21
Net Assets	—	$65,599
Shares of beneficial interest outstanding	—	5,851

(a) At June 30, 2010, securities with a market value of $0 and $12,146,330, respectively, were on loan to brokers.

See Notes to Financial Statements	63	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD LARGE CAP EQUITY FUND	FORWARD LEGATO FUND
ASSETS:
Investments, at value	$13,708,032	$10,350,688
Receivable for investments sold	0	42,951
Receivable for shares sold	283	31,505
Interest and dividends receivable	13,874	3,864
Other assets	8,180	28,732

Total Assets	13,730,369	10,457,740

LIABILITIES:
Payable for investments purchased	0	55,474
Payable to custodian	0	34,497
Payable to advisor	5,275	5,229
Payable for distribution and service fees	6,124	2,937
Payable to trustees	522	60
Payable for chief compliance officer fee	117	60
Accrued expenses and other liabilities	11,913	8,191

Total Liabilities	23,951	106,448

NET ASSETS	$13,706,418	$10,351,292

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$16,955,478	$9,074,968
Accumulated net investment income/(loss)	53,940	(57,463)
Accumulated net realized loss on investments	(3,584,254)	(289,358)
Net unrealized appreciation on investments	281,254	1,623,145

TOTAL NET ASSETS	$13,706,418	$10,351,292

INVESTMENTS, AT COST	$13,426,778	$8,727,543

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	—	$9.83
Net Assets	—	$1,122,934
Shares of beneficial interest outstanding	—	114,189
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.47	$9.91
Net Assets	$946,211	$3,699,875
Shares of beneficial interest outstanding	111,681	373,244
Class A:
Net Asset Value, offering and redemption price per share	$8.57	$9.80
Net Assets	$12,760,207	$5,528,482
Shares of beneficial interest outstanding	1,488,197	564,288
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.09	$10.40

June 30, 2010	64	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD TACTICAL GROWTH FUND
ASSETS:
Investments, at value	$262,742,940	$506,533,929
Variation margin receivable	—	34,073,160
Receivable for investments sold	2,867,199	91,315,374
Receivable for shares sold	614,535	7,368,323
Interest and dividends receivable	3,368,564	429,274
Other assets	43,982	117,606

Total Assets	269,637,220	639,837,666

LIABILITIES:
Securities sold short (Proceeds $57,379,439 and $0, respectively)	58,765,376	—
Payable to broker for securities sold short	30,528,687	—
Payable for interest on short sales	510,768	—
Payable for investments purchased	3,000,000	873,684
Payable for variation margin	—	527,365
Payable for shares redeemed	372,383	972,289
Payable to advisor	209,892	603,136
Payable for distribution and service fees	60,434	165,369
Payable to trustees	1,121	3,525
Payable for chief compliance officer fee	105	2,313
Accrued expenses and other liabilities	10,375	8,908

Total Liabilities	93,459,141	3,156,589

NET ASSETS	$176,178,079	$636,681,077

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$171,458,277	$652,164,944
Accumulated net investment income/(loss)	71,628	(2,016,321)
Accumulated net realized loss on investments, securities sold short and futures contracts	(85,450)	(11,404,481)
Net unrealized appreciation/(depreciation) on investments, securities sold short and futures contracts	4,733,624	(2,063,065)

TOTAL NET ASSETS	$176,178,079	$636,681,077

INVESTMENTS, AT COST	$256,623,379	$508,069,629

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.25	$25.30
Net Assets	$151,568,666	$304,116,929
Shares of beneficial interest outstanding	18,374,452	12,021,142
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.20	$25.36
Net Assets	$10,631,444	$140,788,332
Shares of beneficial interest outstanding	1,296,889	5,552,536
Class A:
Net Asset Value, offering and redemption price per share	—	$25.25
Net Assets	—	$25,551,281
Shares of beneficial interest outstanding	—	1,011,785
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$26.79

See Notes to Financial Statements	65	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND (continued)	FORWARD TACTICAL GROWTH FUND (continued)
Class C:
Net Asset Value, offering and redemption price per share	$8.26	$25.18
Net Assets	$12,820,936	$71,374,124
Shares of beneficial interest outstanding	1,552,740	2,834,198
Class M:
Net Asset Value, offering and redemption price per share	$8.20	$25.36
Net Assets	$1,157,033	$94,850,411
Shares of beneficial interest outstanding	141,142	3,739,684

June 30, 2010	66	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD EMERGING MARKETS FUND
INVESTMENT INCOME:
Interest	$103	$37,252
Dividends	373,920	3,766,307
Securities lending income	—	6,273
Foreign taxes withheld	0	(339,437)

Total Investment Income	374,023	3,470,395

EXPENSES:
Investment advisory fee	205,136	1,863,983
Administration fee	12,299	88,005
Custodian fee	3,952	165,898
Legal and audit fee	17,188	48,222
Transfer agent fee	5,356	31,665
Trustees' fees and expenses	1,418	8,534
Registration/filing fees	8,645	12,636
Reports to shareholder and printing fees	16,957	7,701
Distribution and service fees
Investor Class	0	63,610
Class A	52,450	—
Class C	87,283	—
Chief compliance officer fee	989	6,834
ReFlow fees (Note 2)	1,649	58,225
Other	31,789	7,629

Total expenses before waiver	445,111	2,362,942
Less fees waived/reimbursed by investment advisor (Note 3)	—	(226,923)

Total net expenses	445,111	2,136,019

NET INVESTMENT INCOME/(LOSS):	(71,088)	1,334,376

Net realized gain/(loss) on investments	(465,119)	23,991,687
Net realized loss on futures contracts	—	(1,740,285)
Net realized gain on foreign currency transactions	—	851,694
Net change in unrealized appreciation/(depreciation) on investments	1,055,810	(51,661,254)
Net change in unrealized appreciation on futures contracts	—	9,133
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency translations	—	(63,239)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	590,691	(28,612,264)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$519,603	$(27,277,888)

See Notes to Financial Statements	67	June 30, 2010

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD GROWTH FUND	FORWARD INTERNATIONAL DIVIDEND FUND
INVESTMENT INCOME:
Interest	$156	$32
Dividends	141,440	98,339
Securities lending income	13,988	—
Foreign taxes withheld	0	(11,287)

Total Investment Income	155,584	87,084

EXPENSES:
Investment advisory fee	382,785	21,817
Administration fee	27,955	8,969
Custodian fee	9,232	10,128
Legal and audit fee	19,185	13,957
Transfer agent fee	37,076	3,908
Trustees' fees and expenses	2,666	165
Registration/filing fees	11,908	12,005
Reports to shareholder and printing fees	26,656	1,560
Distribution and service fees
Investor Class	—	8,237
Institutional Class	12,373	254
Class A	87,798	—
Class C	12,060	—
Chief compliance officer fee	2,369	57
ReFlow fees (Note 2)	480	566
Other	995	725

Total expenses before waiver	633,538	82,348
Less fees waived/reimbursed by investment advisor (Note 3)	(41,579)	(47,859)

Total net expenses	591,959	34,489

NET INVESTMENT INCOME/(LOSS):	(436,375)	52,595

Net realized gain on investments	6,193,356	283,021
Net realized loss on foreign currency transactions	0	(1,181)
Net change in unrealized depreciation on investments	(8,595,630)	(889,245)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	—	(2,191)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(2,402,274)	(609,596)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,838,649)	$(557,001)

June 30, 2010	68	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
INVESTMENT INCOME:
Interest	$801,472	$1,125
Dividends	0	7,512,760
Securities lending income	—	219,207
Foreign taxes withheld	(4,776)	(639,005)

Total Investment Income	796,696	7,094,087

EXPENSES:
Investment advisory fee	106,502	2,567,818
Administration fee	15,229	139,574
Custodian fee	24,281	140,087
Legal and audit fee	18,556	80,603
Transfer agent fee	2,330	107,237
Trustees' fees and expenses	639	17,906
Registration/filing fees	6,839	28,398
Reports to shareholder and printing fees	300	62,447
Distribution and service fees
Investor Class	11,301	193,826
Institutional Class	0	32,639
Class A	—	4,086
Class C	20,563	—
Class M	—	6
Repayment of reimbursed expenses	0	15,862
Chief compliance officer fee	697	12,814
ReFlow fees (Note 2)	35	26,048
Other	544	16,720

Total expenses before waiver	207,816	3,446,071
Less fees waived/reimbursed by investment advisor (Note 3)	(25,338)	—

Total net expenses	182,478	3,446,071

NET INVESTMENT INCOME:	614,218	3,648,016

Net realized gain on investments	622,366	14,721,222
Net realized loss on futures contracts	(55,536)	—
Net realized loss on foreign currency transactions	(910,044)	(7,746,447)
Net realized gain on option contracts	1,212	—
Net change in unrealized depreciation on investments	(1,960,991)	(49,811,103)
Net change in unrealized appreciation on futures contracts	9,691	—
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency translation	(20,865)	(8,059)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES CONTRACTS, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(2,314,167)	(42,844,387)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,699,949)	$(39,196,371)

See Notes to Financial Statements	69	June 30, 2010

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD LARGE CAP EQUITY FUND	FORWARD LEGATO FUND
INVESTMENT INCOME:
Interest	$76	$28
Dividends	160,706	42,832

Total Investment Income	160,782	42,860

EXPENSES:
Investment advisory fee	58,801	60,638
Administration fee	7,734	5,888
Custodian fee	1,912	4,957
Legal and audit fee	11,731	12,081
Transfer agent fee	1,969	1,971
Trustees' fees and expenses	438	288
Registration/filing fees	11,973	6,458
Reports to shareholder and printing fees	576	795
Distribution and service fees
Investor Class	—	2,362
Class A	38,075	19,253
Chief compliance officer fee	381	279
ReFlow Fees (Note 2)	114	0
Other	694	218

Total expenses before waiver	134,398	115,188
Less fees waived/reimbursed by investment advisor (Note 3)	(27,232)	(14,865)

Total net expenses	107,166	100,323

NET INVESTMENT INCOME/(LOSS):	53,616	(57,463)

Net realized gain on investments	777,347	379,911
Net change in unrealized depreciation on investments	(1,791,027)	(431,217)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,013,680)	(51,306)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(960,064)	$(108,769)

June 30, 2010	70	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD TACTICAL GROWTH FUND
INVESTMENT INCOME:
Interest	$5,724,596	$42,228
Dividends	69,583	1,271,105

Total Investment Income	5,794,179	1,313,333

EXPENSES:
Investment advisory fee	942,591	2,458,867
Interest on short sales	863,183	—
Administration fee	33,288	93,990
Custodian fee	12,170	2,014
Legal and audit fee	24,670	25,150
Transfer agent fee	12,078	13,877
Trustees' fees and expenses	2,280	3,952
Registration/filing fees	15,711	24,693
Reports to shareholder and printing fees	13,424	4,407
Distribution and service fees
Investor Class	214,630	432,130
Institutional Class	2,479	27,283
Class A	—	12,465
Class C	37,677	216,000
Class M	228	5,122
Chief compliance officer fee	2,063	2,905
Other	3,777	7,688

Total expenses before waiver	2,180,249	3,330,543
Less fees waived/reimbursed by investment advisor (Note 3)	(77,561)	(889)

Total net expenses	2,102,688	3,329,654

NET INVESTMENT INCOME/(LOSS):	3,691,491	(2,016,321)

Net realized gain/(loss) on investments	1,616,292	(8,956,271)
Net realized loss on securities sold short	(1,174,134)	0
Net realized loss on futures contracts	—	(2,015,225)
Net change in unrealized appreciation/(depreciation) on investments	1,009,310	(1,619,732)
Net change in unrealized depreciation on securities sold short	(1,910,391)	—
Net change in unrealized depreciation on futures contracts	—	(736,558)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, SECURITIES SOLD SHORT AND FUTURES CONTRACTS	(458,923)	(13,327,786)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,232,568	$(15,344,107)

See Notes to Financial Statements	71	June 30, 2010

Statement of Changes in Net Assets

	FORWARD BANKING AND FINANCE FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment loss	$(71,088)	$(37,292)
Net realized loss on investments	(465,119)	(14,677,799)
Net change in unrealized appreciation on investments	1,055,810	6,228,000

Net increase/(decrease) in net assets resulting from operations	519,603	(8,487,091)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	—	(55,503)

Total distributions	—	(55,503)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	750,000	—

Net increase from share transactions	750,000	—

Class A
Proceeds from sale of shares	4,967,893	8,861,769
Issued to shareholders in reinvestment of distributions	—	44,922
Cost of shares redeemed	(5,191,910)	(29,053,614)

Net decrease from share transactions	(224,017)	(20,146,923)

Class C
Proceeds from sale of shares	892,024	1,272,179
Cost of shares redeemed	(1,457,521)	(4,945,337)

Net decrease from share transactions	(565,497)	(3,673,158)

Net increase/(decrease) in net assets	$480,089	$(32,362,675)

NET ASSETS:
Beginning of period	39,582,619	71,945,294

End of period (including accumulated net investment income/(loss) of $(71,088) and $0, respectively)	$40,062,708	$39,582,619

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	50,505	—

Net increase in shares outstanding	50,505	—

Class A
Sold	343,851	675,542
Distributions reinvested	0	3,281
Redeemed	(371,138)	(2,162,071)

Net decrease in shares outstanding	(27,287)	(1,483,248)

Class C
Sold	63,743	103,550
Redeemed	(106,879)	(397,074)

Net decrease in shares outstanding	(43,136)	(293,524)

(a) The Forward Banking & Finance Fund began offering Investor Class shares on March 16, 2010.

June 30, 2010	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)	YEAR ENDED DECEMBER 31, 2009(a)
OPERATIONS:
Net investment income	$1,334,376	$624,258
Net realized gain on investments	23,991,687	9,606,657
Net realized gain/(loss) on futures contracts	(1,740,285)	2,852,062
Net realized gain/(loss) on foreign currency	851,694	(1,509,218)
Net realized loss on option contracts	0	(148,461)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency translations	(51,715,360)	96,790,806

Net increase/(decrease) in net assets resulting from operations	(27,277,888)	108,216,104

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized loss on investments
Investor Class	—	(294,690)
Institutional Class	—	(2,505,304)

Total distributions	—	(2,799,994)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	56,380,384	27,438,220
Issued to shareholders in reinvestment of distributions	—	221,594
Cost of shares redeemed	(59,954,170)	(13,651,692)

Net increase/(decrease) from share transactions	(3,573,786)	14,008,122

Institutional Class
Proceeds from sale of shares	24,069,463	188,908,096
Issued to shareholders in reinvestment of distributions	—	2,284,804
Cost of shares redeemed	(52,862,694)	(43,318,452)

Net increase/(decrease) from share transactions	(28,793,231)	147,874,448

Class A
Cost of shares redeemed	—	(1,963,380)

Net decrease from share transactions	—	(1,963,380)

Class M
Proceeds from sale of shares	293,896	—
Cost of shares redeemed	(23,883)	—

Net increase from share transactions	270,013	—

Net increase/(decrease) in net assets	$(59,374,892)	$265,335,300

NET ASSETS:
Beginning of period	330,968,847	65,633,547

End of period (including accumulated net investment income/(loss) of $8,236 and $(1,326,140), respectively)	$271,593,955	$330,968,847

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	2,736,500	1,466,036
Distributions reinvested	0	10,428
Redeemed	(2,900,454)	(806,693)

Net increase/(decrease) in shares outstanding	(163,954)	669,771

See Notes to Financial Statements	73	June 30, 2010

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)	YEAR ENDED DECEMBER 31, 2009(a)
Institutional Class
Sold	1,159,865	11,651,899
Distributions reinvested	0	106,171
Redeemed	(2,525,204)	(2,370,867)

Net increase/(decrease) in shares outstanding	(1,365,339)	9,387,203

Class A
Redeemed	—	(124,387)

Net decrease in shares outstanding	—	(124,387)

Class M
Sold	13,613	—
Redeemed	(1,195)	—

Net increase in shares outstanding	12,418	—

(a) The Forward Emerging Markets Fund closed Class A shares on June 16, 2009.

(b) The Forward Emerging Markets Fund began offering Class M shares on February 1, 2010.

June 30, 2010	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment loss	$(436,375)	$(918,532)
Net realized gain/(loss) on investments	6,193,356	(6,439,980)
Net change in unrealized appreciation/(depreciation) on investments	(8,595,630)	35,854,960

Net increase/(decrease) in net assets resulting from operations	(2,838,649)	28,496,448

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	4,454,706	40,250,335
Cost of shares redeemed	(2,175,482)	(4,916,873)

Net increase from share transactions	2,279,224	35,333,462

Class A
Proceeds from sale of shares	3,750,086	6,522,947
Cost of shares redeemed	(6,895,411)	(65,033,422)

Net decrease from share transactions	(3,145,325)	(58,510,475)

Class C
Proceeds from sale of shares	4,793	61,366
Cost of shares redeemed	(377,688)	(764,316)

Net decrease from share transactions	(372,895)	(702,950)

Net increase/(decrease) in net assets	$(4,077,645)	$4,616,485

NET ASSETS:
Beginning of period	100,822,750	96,206,265

End of period (including accumulated net investment income/(loss) of $(436,375) and $0, respectively)	$96,745,105	$100,822,750

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	402,605	4,906,550
Redeemed	(196,526)	(610,860)

Net increase in shares outstanding	206,079	4,295,690

Class A
Sold	339,116	761,947
Redeemed	(624,870)	(7,547,637)

Net decrease in shares outstanding	(285,754)	(6,785,690)

Class C
Sold	437	6,554
Redeemed	(37,113)	(99,016)

Net decrease in shares outstanding	(36,676)	(92,462)

See Notes to Financial Statements	75	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL DIVIDEND FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$52,595	$521,970
Net realized gain/(loss) on investments	283,021	(5,664,492)
Net realized loss on foreign currency	(1,181)	(18,721)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(891,436)	9,650,410

Net increase/(decrease) in net assets resulting from operations	(557,001)	4,489,167

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(1,390,315)
Institutional Class	—	(109,686)

Total distributions	—	(1,500,001)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	651,658	3,786,596
Issued to shareholders in reinvestment of distributions	—	1,336,683
Cost of shares redeemed	(1,750,628)	(13,282,720)

Net decrease from share transactions	(1,098,970)	(8,159,441)

Institutional Class
Proceeds from sale of shares	2,407,258	2,507,670
Issued to shareholders in reinvestment of distributions	—	105,482
Cost of shares redeemed	(1,872,419)	(17,736,412)

Net increase/(decrease) from share transactions	534,839	(15,123,260)

Net decrease in net assets	$(1,121,132)	$(20,293,535)

NET ASSETS:
Beginning of period	5,236,871	25,530,406

End of period (including accumulated net investment income of $220,552 and $167,957, respectively)	$4,115,739	$5,236,871

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	76,828	394,370
Distributions reinvested	—	158,000
Redeemed	(210,687)	(1,416,056)

Net decrease in shares outstanding	(133,859)	(863,686)

Institutional Class
Sold	326,996	281,323
Distributions reinvested	—	14,610
Redeemed	(266,788)	(1,768,453)

Net increase/(decrease) in shares outstanding	60,208	(1,472,520)

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

June 30, 2010	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL FIXED INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009(a)
OPERATIONS:
Net investment income	$614,218	$1,163,146
Net realized gain on investments	622,366	49,646
Net realized gain/(loss) on futures contracts	(55,536)	20,611
Net realized loss on foreign currency	(910,044)	(149,145)
Net realized gain/(loss) on option contracts	1,212	(5,436)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, options contracts and foreign currency translations	(1,972,165)	2,916,921

Net increase/(decrease) in net assets resulting from operations	(1,699,949)	3,995,743

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(118,044)	(205,984)
Institutional Class	(414,663)	(580,542)
Class A	—	(46,389)
Class C	(78,807)	(139,718)

Total distributions	(611,514)	(972,633)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	365,570	1,896,516
Issued to shareholders in reinvestment of distributions	26,668	45,535
Cost of shares redeemed	(421,770)	(1,984,476)

Net decrease from share transactions	(29,532)	(42,425)

Institutional Class
Proceeds from sale of shares	7,950,819	2,201,305
Issued to shareholders in reinvestment of distributions	278,763	383,877
Cost of shares redeemed	(9,353,760)	(105,530)

Net increase/(decrease) from share transactions	(1,124,178)	2,479,652

Class A
Proceeds from sale of shares	—	1,203
Issued to shareholders in reinvestment of distributions	—	1,177
Cost of shares redeemed	—	(4,019,239)

Net decrease from share transactions	—	(4,016,859)

Class C
Proceeds from sale of shares	35,337	23,000
Issued to shareholders in reinvestment of distributions	608	228
Cost of shares redeemed	(13,410)	0

Net increase from share transactions	22,535	23,228

Net increase/(decrease) in net assets	$(3,442,638)	$1,466,706

NET ASSETS:
Beginning of period	26,467,325	25,000,619

End of period (including accumulated net investment income of $9,600 and $6,896, respectively)	$23,024,687	$26,467,325

See Notes to Financial Statements	77	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL FIXED INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	35,229	196,588
Distributions reinvested	2,623	4,649
Redeemed	(41,370)	(202,642)

Net decrease in shares outstanding	(3,518)	(1,405)

Institutional Class
Sold	739,359	207,499
Distributions reinvested	27,704	39,239
Redeemed	(927,440)	(9,942)

Net increase/(decrease) in shares outstanding	(160,377)	236,796

Class A
Sold	—	134
Distributions reinvested	—	134
Redeemed	—	(425,988)

Net decrease in shares outstanding	—	(425,720)

Class C
Sold	3,305	2,080
Distributions reinvested	60	21
Redeemed	(1,332)	0

Net increase in shares outstanding	2,033	2,101

(a) The Forward International Fixed Income Fund closed and liquidated Class A shares effective June 9, 2009.

June 30, 2010	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$3,648,016	$4,881,277
Net realized gain/(loss) on investments	14,721,222	(73,553,952)
Net realized loss on foreign currency	(7,746,447)	(5,286,122)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(49,819,162)	203,614,509

Net increase/(decrease) in net assets resulting from operations	(39,196,371)	129,655,712

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(891,501)
Institutional Class	—	(5,479,378)
Class A	—	(9,122)

Total distributions	—	(6,380,001)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	30,154,878	50,927,084
Issued to shareholders in reinvestment of distributions	—	858,448
Cost of shares redeemed	(44,000,440)	(84,981,445)

Net decrease from share transactions	(13,845,562)	(33,195,913)

Institutional Class
Proceeds from sale of shares	60,876,862	146,315,725
Issued to shareholders in reinvestment of distributions	—	4,819,702
Cost of shares redeemed	(89,758,783)	(146,597,389)

Net increase/(decrease) from share transactions	(28,881,921)	4,538,038

Class A
Proceeds from sale of shares	621,164	299,965
Issued to shareholders in reinvestment of distributions	—	8,840
Cost of shares redeemed	(625,650)	(1,332,039)

Net decrease from share transactions	(4,486)	(1,023,234)

Class M
Proceeds from sale of shares	89,165	—
Cost of shares redeemed	(14,708)	—

Net increase from share transactions	74,457	—

Net increase/(decrease) in net assets	$(81,853,883)	$93,594,602

NET ASSETS:
Beginning of period	534,231,655	440,637,053

End of period (including accumulated net investment income/(loss) of $2,395,327 and $(1,252,689), respectively)	$452,377,772	$534,231,655

See Notes to Financial Statements	79	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	2,475,307	4,624,239
Distributions reinvested	—	70,654
Redeemed	(3,681,623)	(7,807,539)

Net decrease in shares outstanding	(1,206,316)	(3,112,646)

Institutional Class
Sold	4,992,347	14,110,103
Distributions reinvested	—	396,683
Redeemed	(7,359,503)	(13,650,105)

Net increase/(decrease) in shares outstanding	(2,367,156)	856,681

Class A
Sold	50,862	28,709
Distributions reinvested	—	728
Redeemed	(54,592)	(138,155)

Net decrease in shares outstanding	(3,730)	(108,718)

Class M
Sold	7,125	—
Redeemed	(1,274)	—

Net increase in shares outstanding	5,851	—

(a) The Forward International Small Companies Fund began offering Class M shares on February 1, 2010.

June 30, 2010	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$53,616	$96,489
Net realized gain/(loss) on investments	777,347	(1,647,022)
Net change in unrealized appreciation/(depreciation) on investments	(1,791,027)	4,231,764

Net increase/(decrease) in net assets resulting from operations	(960,064)	2,681,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(22,709)
Class A	—	(78,291)

Total distributions	—	(101,000)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	446,638	2,463,495
Issued to shareholders in reinvestment of distributions	—	6,333
Cost of shares redeemed	(419,666)	(6,834,974)

Net increase/(decrease) from share transactions	26,972	(4,365,146)

Class A
Proceeds from sale of shares	603,200	4,654,739
Issued to shareholders in reinvestment of distributions	—	25,849
Cost of shares redeemed	(714,678)	(1,262,893)

Net increase/(decrease) from share transactions	(111,478)	3,417,695

Net increase/(decrease) in net assets	$(1,044,570)	$1,632,780

NET ASSETS:
Beginning of period	14,750,988	13,118,208

End of period (including accumulated net investment income of $53,940 and $324, respectively)	$13,706,418	$14,750,988

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	48,178	306,327
Distributions reinvested	—	694
Redeemed	(46,024)	(871,376)

Net increase/(decrease) in shares outstanding	2,154	(564,355)

Class A
Sold	64,396	556,087
Distributions reinvested	—	2,792
Redeemed	(76,728)	(145,588)

Net increase/(decrease) in shares outstanding	(12,332)	413,291

See Notes to Financial Statements	81	June 30, 2010

Statement of Changes in Net Assets

	FORWARD LEGATO FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment loss	$(57,463)	$(58,634)
Net realized gain/(loss) on investments	379,911	(398,397)
Net change in unrealized appreciation/(depreciation) on investments	(431,217)	2,861,117

Net increase/(decrease) in net assets resulting from operations	(108,769)	2,404,086

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized loss on investments
Investor Class	—	(1,656)
Institutional Class	—	(5,397)
Class A	—	(10,821)

Total distributions	—	(17,874)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	64,475	873,386
Issued to shareholders in reinvestment of distributions	—	19
Cost of shares redeemed	(58,964)	(989,557)

Net increase/(decrease) from share transactions	5,511	(116,152)

Institutional Class
Proceeds from sale of shares	378,477	987,146
Cost of shares redeemed	(273,204)	(108,955)

Net increase from share transactions	105,273	878,191

Class A
Proceeds from sale of shares	253,659	4,546,091
Issued to shareholders in reinvestment of distributions	—	7,372
Cost of shares redeemed	(2,185,219)	(662,204)

Net increase/(decrease) from share transactions	(1,931,560)	3,891,259

Net increase/(decrease) in net assets	$(1,929,545)	$7,039,510

NET ASSETS:
Beginning of period	12,280,837	5,241,327

End of period (including accumulated net investment income/(loss) of $(57,463) and $0, respectively)	$10,351,292	$12,280,837

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	6,593	107,347
Distributions reinvested	—	2
Redeemed	(5,808)	(107,229)

Net increase in shares outstanding	785	120

Institutional Class
Sold	36,844	106,546
Redeemed	(26,010)	(11,113)

Net increase in shares outstanding	10,834	95,433

June 30, 2010	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LEGATO FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Class A
Sold	24,424	537,022
Distributions reinvested	—	762
Redeemed	(199,274)	(73,133)

Net increase/(decrease) in shares outstanding	(174,850)	464,651

See Notes to Financial Statements	83	June 30, 2010

Statement of Changes in Net Assets

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)	YEAR ENDED DECEMBER 31, 2009(a)
OPERATIONS:
Net investment income	$3,691,491	$3,333,860
Net realized gain on investments	1,616,292	3,327,538
Net realized gain/(loss) on securities sold short	(1,174,134)	252,157
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(901,081)	8,298,948

Net increase in net assets resulting from operations	3,232,568	15,212,503

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,147,356)	(2,817,423)
Institutional Class	(264,827)	(222,369)
Class C	(211,582)	(156,836)
Class M	(28,622)	—

Total distributions	(3,652,387)	(3,196,628)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	127,900,327	143,399,075
Issued to shareholders in reinvestment of distributions	2,604,621	2,487,272
Cost of shares redeemed	(39,762,536)	(109,014,820)

Net increase from share transactions	90,742,412	36,871,527

Institutional Class
Proceeds from sale of shares	14,994,229	12,300,305
Issued to shareholders in reinvestment of distributions	257,762	137,081
Cost of shares redeemed	(9,291,381)	(8,800,725)

Net increase from share transactions	5,960,610	3,636,661

Class C
Proceeds from sale of shares	8,451,272	4,504,094
Issued to shareholders in reinvestment of distributions	88,106	16,609
Cost of shares redeemed	(8,111)	(497,988)

Net increase from share transactions	8,531,267	4,022,715

Class M
Proceeds from sale of shares	1,160,520	—
Issued to shareholders in reinvestment of distributions	1,640	—
Cost of shares redeemed	(5,429)	—

Net increase from share transactions	1,156,731	—

Net increase in net assets	$105,971,201	$56,546,778

NET ASSETS:
Beginning of period	70,206,878	13,660,100

End of period (including accumulated net investment income of $71,628 and $32,524, respectively)	$176,178,079	$70,206,878

June 30, 2010	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)	YEAR ENDED DECEMBER 31, 2009(a)
Other Information:
Investor Class
Sold	15,216,885	18,906,236
Distributions reinvested	314,219	324,480
Redeemed	(4,708,028)	(13,883,730)

Net increase in shares outstanding	10,823,076	5,346,986

Institutional Class
Sold	1,786,992	1,558,600
Distributions reinvested	31,272	17,729
Redeemed	(1,117,224)	(1,117,081)

Net increase in shares outstanding	701,040	459,248

Class C
Sold	1,002,484	601,687
Distributions reinvested	10,644	2,047
Redeemed	(972)	(63,150)

Net increase in shares outstanding	1,012,156	540,584

Class M
Sold	141,586	—
Distributions reinvested	200	—
Redeemed	(644)	—

Net increase in shares outstanding	141,142	—

(a) The Forward Long/Short Credit Analysis Fund began offering Class C shares on June 3, 2009.

(b) The Forward Long/Short Credit Analysis Fund began offering Class M shares on February 1, 2010.

See Notes to Financial Statements	85	June 30, 2010

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)(c)	PERIOD ENDED DECEMBER 31, 2009(a)
OPERATIONS:
Net investment loss	$(2,016,321)	$(354,439)
Net realized loss on investments	(8,956,271)	(1,521,372)
Net realized gain/(loss) on futures contracts	(2,015,225)	1,088,387
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(2,356,290)	293,225

Net decrease in net assets resulting from operations	(15,344,107)	(494,199)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	212,828,347	137,158,596
Cost of shares redeemed	(35,394,373)	(3,030,872)

Net increase from share transactions	177,433,974	134,127,724

Institutional Class
Proceeds from sale of shares	85,833,705	65,681,575
Cost of shares redeemed	(6,370,100)	(1,098,745)

Net increase from share transactions	79,463,605	64,582,830

Class A
Proceeds from sale of shares	26,380,668	—
Cost of shares redeemed	(233,544)	—

Net increase from share transactions	26,147,124	—

Class C
Proceeds from sale of shares	51,989,040	23,691,114
Cost of shares redeemed	(1,880,213)	(409,448)

Net increase from share transactions	50,108,827	23,281,666

Class M
Proceeds from sale of shares	98,202,018	—
Cost of shares redeemed	(828,385)	—

Net increase from share transactions	97,373,633	—

Net increase in net assets	$415,183,056	$221,498,021

NET ASSETS:
Beginning of period	221,498,021	0

End of period (including accumulated net investment income/(loss) of $(2,016,321) and $0, respectively)	$636,681,077	$221,498,021

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	8,178,200	5,327,342
Redeemed	(1,366,375)	(118,025)

Net increase in shares outstanding	6,811,825	5,209,317

June 30, 2010	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(b)(c)	PERIOD ENDED DECEMBER 31, 2009(a)
Institutional Class
Sold	3,291,170	2,547,611
Redeemed	(243,638)	(42,607)

Net increase in shares outstanding	3,047,532	2,505,004

Class A
Sold	1,020,800	—
Redeemed	(9,015)	—

Net increase in shares outstanding	1,011,785	—

Class C
Sold	2,000,641	922,271
Redeemed	(72,833)	(15,881)

Net increase in shares outstanding	1,927,808	906,390

Class M
Sold	3,771,619	—
Redeemed	(31,935)	—

Net increase in shares outstanding	3,739,684	—

(a) The Forward Tactical Growth Fund Commenced operations on September 14, 2009.

(b) The Forward Tactical Growth Fund began offering Class M shares on February 1, 2010.

(c) The Forward Tactical Growth Fund began offering Class A shares on March 12, 2010.

See Notes to Financial Statements	87	June 30, 2010

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2010

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,232,568
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of investment securities	(195,547,683)
Proceeds from sale of investment securities	75,110,552
Proceeds from securities sold short transactions	(26,627,040)
Purchases to cover securities sold short	46,301,641
Net proceeds from short-term investment securities	(2,996,842)
Discount and premiums amortized	(335,335)
Net realized gain on investment securities	(1,616,292)
Net realized loss on securities sold short	1,174,134
Net change in unrealized depreciation on investments and securities sold short	901,081
Changes in assets and liabilities:
Increase in receivable for fund shares sold	(607,032)
Increase in receivable on investments sold	(2,867,199)
Increase in interest and dividends receivable	(1,592,600)
Increase in other assets	(22,589)
Decrease in payable due to broker for securities sold short	(1,065,069)
Increase in payable for interest on short sales	266,588
Increase in payable for shares redeemed	372,383
Increase in payable for investments purchased	3,000,000
Increase in payable for advisor	162,424
Increase in payable for distribution and service fees	38,841
Increase in payable to trustees	946
Decrease in payable for chief compliance officer fee	(228)
Decrease in accrued expenses and other liabilities	(21,882)

Net cash used in operating activities	(102,738,633)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	152,506,348
Cost of shares redeemed	(49,067,457)
Cash distributions paid	(700,258)

Net cash provided by financing activities	102,738,633

NET CHANGE IN CASH FOR THE PERIOD	0

CASH, BEGINNING OF PERIOD	0

CASH, END OF PERIOD	$0

Non-cash financing activities not included herein consist of reinvestment of distributions of $2,952,129.

Cash paid for interest on short sales & interest paid to broker during the period was $1,198,853.

June 30, 2010	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Banking and Finance Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.00	(b)
Net realized and unrealized loss on investments	(0.96)

Total from Investment Operations	(0.96)

NET DECREASE IN NET ASSET VALUE	(0.96)

NET ASSET VALUE, END OF PERIOD	$13.89

TOTAL RETURN	(6.46	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$701
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.09	%(d)
Operating expenses	1.73	%(d)
PORTFOLIO TURNOVER RATE	30	%(e)

(a) The Fund began offering Investor Class shares on March 16, 2010.

(b) Less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

See Notes to Financial Statements	89	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.62		$15.39	$19.61	$28.81	$27.61	$27.99		$25.74
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income/(loss)	(0.00	)(d)	0.02 (c)	0.08	(0.05)	(0.04)	(0.01	)(c)	(0.06	)(c)
Net realized and unrealized gain/(loss) on investments	0.26		(1.76)	(4.28)	(5.86)	2.78	1.49		3.30

Total from Investment Operations	0.26		(1.74)	(4.20)	(5.91)	2.74	1.48		3.24

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.02)	—	—	—		—
From capital gains	—		—	—	(3.30)	(1.54)	(1.86)		(0.99)

Total Distributions	—		(0.03)	(0.02)	(3.30)	(1.54)	(1.86)		(0.99)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.00 (d)	—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.26		(1.77)	(4.22)	(9.20)	1.20	(0.38)		2.25

NET ASSET VALUE, END OF PERIOD	$13.88		$13.62	$15.39	$19.61	$28.81	$27.61		$27.99

TOTAL RETURN(e)	1.91	%(f)	(11.29)%	(21.41)%	(20.92)%	9.94%	5.31	%(f)	13.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$22,734		$22,675	$48,460	$64,560	$164,164	$184,550		$183,556
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	(0.12	)%(g)	0.15%	0.36%	(0.14)%	(0.13)%	(0.10	)%(g)	(0.23)%
Operating expenses	1.94	%(g)	1.88%	1.65%	1.69%	1.62%	1.57	%(g)	1.80%
PORTFOLIO TURNOVER RATE	30	%(f)	43%	61%	29%	34%	15	%(f)	25%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts calculated based on the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77		$14.52	$18.60	$27.71	$26.73	$27.23		$25.23
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment loss	(0.07)		(0.19)	(0.19)	(0.29)	(0.22)	(0.10	)(c)	(0.23	)(c)
Net realized and unrealized gain/(loss) on investments	0.28		(1.56)	(3.89)	(5.53)	2.74	1.46		3.22

Total from Investment Operations	0.21		(1.75)	(4.08)	(5.82)	2.52	1.36		2.99

LESS DISTRIBUTIONS:
From capital gains	—		—	—	(3.30)	(1.54)	(1.86)		(0.99)

Total Distributions	—		—	—	(3.30)	(1.54)	(1.86)		(0.99)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.00 (d)	—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.21		(1.75)	(4.08)	(9.11)	0.98	(0.50)		2.00

NET ASSET VALUE, END OF PERIOD	$12.98		$12.77	$14.52	$18.60	$27.71	$26.73		$27.23

TOTAL RETURN(e)	1.65	%(f)	(12.05)%	(21.94)%	(21.43)%	9.44%	5.01	%(f)	12.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,627		$16,907	$23,486	$41,441	$111,868	$112,774		$107,804
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.66	)%(g)	(0.47)%	(0.30)%	(0.79)%	(0.79)%	(0.75	)%(g)	(0.88)%
Operating expenses	2.49	%(g)	2.49%	2.30%	2.34%	2.27%	2.22	%(g)	2.45%
PORTFOLIO TURNOVER RATE	30	%(f)	43%	61%	29%	34%	15	%(f)	25%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts calculated based on the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	91	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$21.47		$12.28		$28.51		$23.08	$18.83		$14.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.05		0.01	(b)	0.38		0.04	0.05		0.27
Net realized and unrealized gain/(loss) on investments	(1.99)		9.33		(16.20)		8.98	5.58		4.61

Total from Investment Operations	(1.94)		9.34		(15.82)		9.02	5.63		4.88

LESS DISTRIBUTIONS:
From investment income	—		(0.15)		—		(0.05)	(0.06)		(0.26)
From capital gains	—		—		(0.41)		(3.55)	(1.34)		—

Total Distributions	—		(0.15)		(0.41)		(3.60)	(1.40)		(0.26)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		0.01	0.02		0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.94)		9.19		(16.23)		5.43	4.25		4.62

NET ASSET VALUE, END OF PERIOD	$19.53		$21.47		$12.28		$28.51	$23.08		$18.83

TOTAL RETURN	(9.08	)%(g)	76.16%		(55.38)%		38.63%	30.36%		34.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$33,053		$39,864		$14,576		$25,008	$13,336		$8,833
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.58	%(h)	0.04%		1.67%		0.17%	0.26%		2.57%
Operating expenses including reimbursement/waiver	1.79	%(h)	1.77	%(f)	1.72	%(e)	1.69%	1.81	%(d)	1.95%
Operating expenses excluding reimbursement/waiver	1.94	%(h)	2.00%		2.10%		2.09%	2.26%		3.04%
PORTFOLIO TURNOVER RATE	56	%(g)	120%		214%		121%	102%		62%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.

(e) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

(f) Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

(g) Not Annualized.

(h) Annualized.

June 30, 2010	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$21.76		$12.40	$28.66	$23.18	$18.88		$14.23
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10	(b)	0.07 (b)	0.34	0.12	0.12		0.33
Net realized and unrealized gain/(loss) on investments	(2.03)		9.48	(16.19)	9.03	5.62		4.62

Total from Investment Operations	(1.93)		9.55	(15.85)	9.15	5.74		4.95

LESS DISTRIBUTIONS:
From investment income	—		(0.19)	—	(0.13)	(0.12)		(0.30)
From capital gains	—		—	(0.41)	(3.55)	(1.34)		—

Total Distributions	—		(0.19)	(0.41)	(3.68)	(1.46)		(0.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.02		0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.93)		9.36	(16.26)	5.48	4.30		4.65

NET ASSET VALUE, END OF PERIOD	$19.83		$21.76	$12.40	$28.66	$23.18		$18.88

TOTAL RETURN	(8.83	)%(e)	76.94%	(55.19)%	39.00%	30.84%		34.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$238,295		$291,105	$49,529	$61,829	$42,283		$28,765
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.93	%(f)	0.36%	1.76%	0.51%	0.68%		2.34%
Operating expenses including reimbursement/waiver	1.39	%(f)	1.38%	1.39%	1.39%	1.47	%(d)	1.70%
Operating expenses excluding reimbursement/waiver	1.54	%(f)	1.53%	1.77%	1.79%	1.86%		2.84%
PORTFOLIO TURNOVER RATE	56	%(e)	120%	214%	121%	102%		62%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	93	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward Emerging Markets Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.05
Net realized and unrealized loss on investments	(0.71)

Total from Investment Operations	(0.66)

NET DECREASE IN NET ASSET VALUE	(0.66)

NET ASSET VALUE, END OF PERIOD	$19.83

TOTAL RETURN	(3.22	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$246
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.24	%(c)
Operating expenses including reimbursement/waiver	1.38	%(c)
Operating expenses excluding reimbursement/waiver	1.57	%(c)
PORTFOLIO TURNOVER RATE	56	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.68		$8.00		$9.03
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.17)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.26)		2.85		(0.98)

Total from Investment Operations	(0.30)		2.68		(0.99)

LESS DISTRIBUTIONS:
From capital gains	—		—		(0.04)

Total Distributions	—		—		(0.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.30)		2.68		(1.03)

NET ASSET VALUE, END OF PERIOD	$10.38		$10.68		$8.00

TOTAL RETURN	(2.81	)%(c)	33.50%		(10.95	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$47,907		$47,091		$908
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.68	)%(d)	(0.73)%		(0.45	)%(d)
Operating expenses including reimbursement/waiver	0.99	%(d)	0.99	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.07	%(d)	1.08%		1.08	%(d)
PORTFOLIO TURNOVER RATE	40	% (c)	113%		108	%(e)

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) The Fund began offering Institutional Class shares on October 21, 2008.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(f) Effective January 1, 2009, the Advisor agreed to limit expenses at 0.99%.

See Notes to Financial Statements	95	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.63		$7.99		$12.73	$13.90	$13.57	$12.98		$13.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.11)		(0.11)	(0.13)	(0.14)	(0.07	)(b)	(0.16	)(b)
Net realized and unrealized gain/(loss) on investments	(0.26)		2.75		(4.59)	0.44	1.86	1.38		0.43

Total from Investment Operations	(0.31)		2.64		(4.70)	0.31	1.72	1.31		0.27

LESS DISTRIBUTIONS:
From capital gains	—		—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)

Total Distributions	—		—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (c)	0.00 (c)	—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.31)		2.64		(4.74)	(1.17)	0.33	0.59		(0.04)

NET ASSET VALUE, END OF PERIOD	$10.32		$10.63		$7.99	$12.73	$13.90	$13.57		$12.98

TOTAL RETURN(d)	(2.92	)%(e)	33.04%		(36.91)%	1.97%	12.56%	10.21	%(e)	2.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$46,718		$51,177		$92,675	$174,019	$177,429	$158,056		$145,193
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.99	)%(f)	(1.03)%		(0.95)%	(0.96)%	(1.05)%	(1.08	)%(f)	(1.31)%
Operating expenses including reimbursement/waiver	1.29	%(f)	1.29	%(g)	n/a	n/a	n/a	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.37	%(f)	1.38%		1.35%	1.36%	1.40%	1.40	%(f)	1.63%
PORTFOLIO TURNOVER RATE	40	%(e)	113%		108%	76%	84%	34	%(e)	73%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.29%.

June 30, 2010	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$7.49		$12.03	$13.30	$13.06	$12.56		$12.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08	)(b)	(0.36)		(0.48)	(0.23)	(0.24)	(0.11	)(b)	(0.23	)(b)
Net realized and unrealized gain/(loss) on investments	(0.25)		2.79		(4.02)	0.44	1.87	1.33		0.40

Total from Investment Operations	(0.33)		2.43		(4.50)	0.21	1.63	1.22		0.17

LESS DISTRIBUTIONS:
From capital gains	—		—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)

Total Distributions	—		—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (c)	0.00 (c)	—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.33)		2.43		(4.54)	(1.27)	0.24	0.50		(0.14)

NET ASSET VALUE, END OF PERIOD	$9.59		$9.92		$7.49	$12.03	$13.30	$13.06		$12.56

TOTAL RETURN(d)	(3.33	)%(e)	32.44%		(37.40)%	1.31%	12.36%	9.82	%(e)	1.74%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,119		$2,555		$2,623	$8,593	$10,617	$11,287		$11,498
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.64	)%(f)	(1.68)%		(1.65)%	(1.61)%	(1.72)%	(1.73	)%(f)	(1.94)%
Operating expenses including reimbursement/waiver	1.94	%(f)	1.94	%(g)	n/a	n/a	n/a	n/a		n/a
Operating expenses excluding reimbursement/waiver	2.02	%(f)	2.04%		2.04%	2.01%	2.07%	2.04	%(f)	2.28%
PORTFOLIO TURNOVER RATE	40	%(e)	113%		108%	76%	84%	34	%(e)	73%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.94%.

See Notes to Financial Statements	97	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.48		$8.63	$19.40		$18.23		$15.01		$12.78
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income	0.08	(d)	0.27 (d)	0.66		0.14		0.09		0.05
Net realized and unrealized gain/(loss) on investments	(0.87)		2.82	(11.00)		2.32		4.99		2.19

Total from Investment Operations	(0.79)		3.09	(10.34)		2.46		5.08		2.24

LESS DISTRIBUTIONS:
From investment income	—		(3.24)	(0.12)		(0.13)		(0.12)		(0.01)
From capital gains	—		—	(0.31)		(1.18)		(1.74)		—

Total Distributions	—		(3.24)	(0.43)		(1.31)		(1.86)		(0.01)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		0.02		0.00	(e)	0.00 (e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.79)		(0.15)	(10.77)		1.17		3.22		2.23

NET ASSET VALUE, END OF PERIOD	$7.69		$8.48	$8.63		$19.40		$18.23		$15.01

TOTAL RETURN	(9.32	)%(j)	35.88%	(53.22)%		13.39%		34.40%		17.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,464		$4,954	$12,494		$59,726		$33,823		$24,880
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.97	%(k)	2.97%	2.32%		0.90%		0.53%		0.37%
Operating expenses including reimbursement/waiver	1.42	%(i)(k)	1.34%	1.30	%(h)	1.25	%(g)	1.42	%(f)	1.69%
Operating expenses excluding reimbursement/waiver	3.30	%(k)	1.81%	1.70%		1.48%		1.80%		2.28%
PORTFOLIO TURNOVER RATE	44	%(j)	73%	94%		63%		94%		138%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

(d) Per share numbers have been calculated using the average shares method.

(e) Amount represents less than $0.01 per share.

(f) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

(g) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

(i) Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%.

(j) Not Annualized.

(k) Annualized.

June 30, 2010	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.23		$8.62	$19.41	$19.99
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income	0.08	(d)	0.29 (d)	0.43	0.09
Net realized and unrealized gain/(loss) on investments	(0.75)		2.79	(10.76)	0.66

Total from Investment Operations	(0.67)		3.08	(10.33)	0.75

LESS DISTRIBUTIONS:
From investment income	—		(4.47)	(0.15)	(0.16)
From capital gains	—		—	(0.31)	(1.18)

Total Distributions	—		(4.47)	(0.46)	(1.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01

NET DECREASE IN NET ASSET VALUE	(0.67)		(1.39)	(10.79)	(0.58)

NET ASSET VALUE, END OF PERIOD	$6.56		$7.23	$8.62	$19.41

TOTAL RETURN	(9.27	)%(e)	35.84%	(53.12)%	3.59	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$652		$283	$13,036	$23,078
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.38	%(f)	3.12%	2.82%	0.95	%(f)
Operating expenses including reimbursement/waiver	1.05	%(f)(h)	0.99%	0.99%	0.99	%(f)
Operating expenses excluding reimbursement/waiver	2.84	%(f)	1.39%	1.42%	1.23	%(f)
PORTFOLIO TURNOVER RATE	44	%(e)	73%	94%	63	%(g)

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2007.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Per share numbers have been calculated using the average shares method.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

(h) Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%.

See Notes to Financial Statements	99	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60		$9.30		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21		0.47		0.40	0.08
Net realized and unrealized gain/(loss) on investments	(0.73)		1.21		(0.87)	0.19

Total from Investment Operations	(0.52)		1.68		(0.47)	0.27

LESS DISTRIBUTIONS:
From investment income	(0.22)		(0.38)		(0.42)	(0.08)

Total Distributions	(0.22)		(0.38)		(0.42)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.74)		1.30		(0.89)	0.19

NET ASSET VALUE, END OF PERIOD	$9.86		$10.60		$9.30	$10.19

TOTAL RETURN	(4.99	)%(b)	18.43%		(4.91)%	2.71	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,327		$5,766		$5,073	$4,297
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.84	%(c)	4.61%		4.10%	3.57	%(c)
Operating expenses including reimbursement/waiver	1.39	%(c)	1.26	%(d)	1.16%	1.24	%(c)
Operating expenses excluding reimbursement/waiver	1.57	%(c)	1.41%		1.36%	1.60	%(c)
PORTFOLIO TURNOVER RATE	58	%(b)	59%		56%	1	%(b)

(a) The Fund began offering Investor Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

June 30, 2010	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55		$9.27	$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.25		0.48	0.44	0.09
Net realized and unrealized gain/(loss) on investments	(0.75)		1.21	(0.88)	0.19

Total from Investment Operations	(0.50)		1.69	(0.44)	0.28

LESS DISTRIBUTIONS:
From investment income	(0.24)		(0.41)	(0.48)	(0.09)

Total Distributions	(0.24)		(0.41)	(0.48)	(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.74)		1.28	(0.92)	0.19

NET ASSET VALUE, END OF PERIOD	$9.81		$10.55	$9.27	$10.19

TOTAL RETURN	(4.83	)%(b)	18.70%	(4.60)%	2.77	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,545		$16,257	$12,088	$12,858
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.25	%(c)	4.89%	4.27%	3.84	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.97%	0.97%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.15	%(c)	1.13%	1.35%	1.60	%(c)
PORTFOLIO TURNOVER RATE	58	%(b)	59%	56%	1	%(b)

(a) The Fund began offering Institutional Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	101	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66		$9.35		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17		0.42		0.39	0.07
Net realized and unrealized gain/(loss) on investments	(0.73)		1.23		(0.88)	0.19

Total from Investment Operations	(0.56)		1.65		(0.49)	0.26

LESS DISTRIBUTIONS:
From investment income	(0.19)		(0.34)		(0.35)	(0.07)

Total Distributions	(0.19)		(0.34)		(0.35)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.75)		1.31		(0.84)	0.19

NET ASSET VALUE, END OF PERIOD	$9.91		$10.66		$9.35	$10.19

TOTAL RETURN(b)	(5.31	)%(c)	18.00%		(5.00)%	2.63	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,153		$4,445		$3,879	$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.29	%(d)	4.24%		3.90%	3.23	%(d)
Operating expenses including reimbursement/waiver	1.94	%(d)	1.63	%(e)	1.35%	1.58	%(d)
Operating expenses excluding reimbursement/waiver	2.12	%(d)	1.77%		1.36%	1.60	%(d)
PORTFOLIO TURNOVER RATE	58	%(c)	59%		56%	1	%(c)

(a) The Fund began offering Class C shares on October 5, 2007.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

June 30, 2010	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.15		$9.51	$18.04		$18.96		$15.11		$12.87
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09		0.12	0.15		0.11		0.08		0.11 (a)
Net realized and unrealized gain/(loss) on investments	(1.05)		2.63	(8.56)		0.64		4.34		3.23

Total from Investment Operations	(0.96)		2.75	(8.41)		0.75		4.42		3.34

LESS DISTRIBUTIONS:
From investment income	—		(0.11)	(0.12)		(0.08)		(0.04)		(0.08)
From capital gains	—		—	—		(1.60)		(0.54)		(1.02)

Total Distributions	—		(0.11)	(0.12)		(1.68)		(0.58)		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		0.01		0.01		0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.96)		2.64	(8.53)		(0.92)		3.85		2.24

NET ASSET VALUE, END OF PERIOD	$11.19		$12.15	$9.51		$18.04		$18.96		$15.11

TOTAL RETURN	(7.98	)%(f)	28.89%	(46.60)%		3.82%		29.51%		26.57%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$79,561		$101,110	$108,661		$274,585		$251,488		$64,346
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.13	%(g)	0.72%	0.91%		0.54%		0.51%		0.82%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.65	%(g)	1.62%	1.58	%(e)	1.60	%(d)	1.56	%(c)	1.45%
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.61%		1.62%		1.66%		1.84%
PORTFOLIO TURNOVER RATE	44	%(f)	114%	95%		79%		75%		91%

(a) Per share numbers have been calculated using the average share method.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

(d) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(e) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	103	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.16		$9.52	$18.10		$19.02		$15.15		$12.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09		0.12	0.18		0.14		0.09		0.16 (a)
Net realized and unrealized gain/(loss) on investments	(1.04)		2.68	(8.58)		0.68		4.39		3.23

Total from Investment Operations	(0.95)		2.80	(8.40)		0.82		4.48		3.39

LESS DISTRIBUTIONS:
From investment income	—		(0.16)	(0.18)		(0.15)		(0.08)		(0.11)
From capital gains	—		—	—		(1.60)		(0.54)		(1.02)

Total Distributions	—		(0.16)	(0.18)		(1.75)		(0.62)		(1.13)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		0.01		0.01		0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.95)		2.64	(8.58)		(0.92)		3.87		2.26

NET ASSET VALUE, END OF PERIOD	$11.21		$12.16	$9.52		$18.10		$19.02		$15.15

TOTAL RETURN	(7.81	)%(f)	29.37%	(46.42)%		4.18%		29.91%		26.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$371,646		$431,875	$329,966		$626,083		$389,983		$144,302
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.49	%(g)	1.10%	1.26%		0.84%		0.77%		1.12%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.27	%(g)	1.25%	1.23	%(e)	1.25	%(d)	1.25	%(c)	1.20%
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.26%		1.28%		1.28%		1.46%
PORTFOLIO TURNOVER RATE	44	%(f)	114%	95%		79%		75%		91%

(a) Per share numbers have been calculated using the average share method.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

(d) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

(e) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.16		$9.51	$18.04		$18.95		$15.06		$13.13
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income	0.08		0.08 (c)	0.18		0.03		0.18		0.13	(c)
Net realized and unrealized gain/(loss) on investments	(1.06)		2.66	(8.59)		0.76		4.23		2.90

Total from Investment Operations	(0.98)		2.74	(8.41)		0.79		4.41		3.03

LESS DISTRIBUTIONS:
From investment income	—		(0.09)	(0.12)		(0.11)		(0.01)		(0.08)
From capital gains	—		—	—		(1.60)		(0.54)		(1.02)

Total Distributions	—		(0.09)	(0.12)		(1.71)		(0.55)		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		0.01		0.03		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.98)		2.65	(8.53)		(0.91)		3.89		1.93

NET ASSET VALUE, END OF PERIOD	$11.18		$12.16	$9.51		$18.04		$18.95		$15.06

TOTAL RETURN(e)	(8.06	)%(f)	28.80%	(46.64)%		4.03%		29.55%		23.78	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,105		$1,247	$2,010		$5,632		$3,416		$5,065
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.01	%(g)	0.77%	0.91%		0.52%		0.71%		0.51	%(g)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.80	%(g)	1.72%	1.61	%(k)	1.52	%(j)	1.47	%(h)	1.78	%(g)
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.63%		1.53%		1.48%		1.82	%(g)
PORTFOLIO TURNOVER RATE	44	%(f)	114%	95%		79%		75%		91	%(i)

(a) The Fund began offering Class A shares on May 2, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(j) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(k) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	105	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward International Small Companies Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.04
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized loss on investments	(0.84)

Total from Investment Operations	(0.83)

NET DECREASE IN NET ASSET VALUE	(0.83)

NET ASSET VALUE, END OF PERIOD	$11.21

TOTAL RETURN	(6.89	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$66
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.88	%(c)
Operating expenses	1.30	%(c)
PORTFOLIO TURNOVER RATE	44	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.04		$7.44	$11.66	$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.05		0.30	0.08	0.09
Net realized and unrealized gain/(loss) on investments	(0.62)		1.51	(4.22)	1.12

Total from Investment Operations	(0.57)		1.81	(4.14)	1.21

LESS DISTRIBUTIONS:
From investment income	—		(0.21)	(0.08)	(0.09)

Total Distributions	—		(0.21)	(0.08)	(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.57)		1.60	(4.22)	1.13

NET ASSET VALUE, END OF PERIOD	$8.47		$9.04	$7.44	$11.66

TOTAL RETURN	(6.31	)%(b)	24.34%	(35.48)%	11.59	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$946		$990	$5,016	$6,683
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.20	%(c)	1.14%	0.91%	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99%	0.99%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.36	%(c)	1.67%	1.29%	1.52	%(c)
PORTFOLIO TURNOVER RATE	58	%(b)	182%	89%	75	%(d)

(a) The Fund began offering Institutional Class shares on January 31, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements	107	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.17		$7.45	$11.65		$10.40		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.04		0.04	0.04		0.06		0.02
Net realized and unrealized gain/(loss) on investments	(0.64)		1.73	(4.20)		1.24		0.40

Total from Investment Operations	(0.60)		1.77	(4.16)		1.30		0.42

LESS DISTRIBUTIONS:
From investment income	—		(0.05)	(0.04)		(0.06)		(0.02)

Total Distributions	—		(0.05)	(0.04)		(0.06)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		0.01		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.60)		1.72	(4.20)		1.25		0.40

NET ASSET VALUE, END OF PERIOD	$8.57		$9.17	$7.45		$11.65		$10.40

TOTAL RETURN(b)	(6.54	)%(c)	23.78%	(35.70)%		12.58%		4.24	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,760		$13,761	$8,102		$12,291		$10,425
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.70	%(d)	0.64%	0.44%		0.52%		1.44	%(d)
Operating expenses including reimbursement/waiver	1.49	%(d)	1.49%	1.44	%(f)	1.34	%(e)	1.35	%(d)
Operating expenses excluding reimbursement/waiver	1.86	%(d)	2.01%	1.73%		1.87%		1.84	%(d)
PORTFOLIO TURNOVER RATE	58	%(c)	182%	89%		75%		0	%(c)

(a) The Fund began offering Class A shares on October 31, 2006.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

June 30, 2010	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.10		$8.00	$8.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06)		(0.10)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	(0.21)		2.21	(0.67)

Total from Investment Operations	(0.27)		2.11	(0.67)

LESS DISTRIBUTIONS:
From capital gains	—		(0.01)	(0.25)

Total Distributions	—		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.27)		2.10	(0.92)

NET ASSET VALUE, END OF PERIOD	$9.83		$10.10	$8.00

TOTAL RETURN	(2.67	)%(c)	26.44%	(7.38	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,123		$1,145	$906
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.99	)%(d)	(0.79)%	(0.30	)%(d)
Operating expenses including reimbursement/waiver	1.70	%(d)(f)	1.68%	1.69	%(d)
Operating expenses excluding reimbursement/waiver	1.94	%(d)	2.09%	2.56	%(d)
PORTFOLIO TURNOVER RATE	14	%(c)	22%	35	%(e)

(a) The Fund began offering Investor Class shares on October 21, 2008.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(f) Effective May 1, 2010, the net expense limitation changed from 1.69% to 1.71%.

See Notes to Financial Statements	109	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17		$8.02	$11.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.04)		(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	(0.22)		2.19	(3.01)

Total from Investment Operations	(0.26)		2.16	(3.00)

LESS DISTRIBUTIONS:
From capital gains	—		(0.01)	(0.25)

Total Distributions	—		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.26)		2.15	(3.25)

NET ASSET VALUE, END OF PERIOD	$9.91		$10.17	$8.02

TOTAL RETURN	(2.56	)%(b)	27.00%	(26.52	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,700		$3,686	$2,142
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.61	)%(c)	(0.27)%	0.19	%(c)
Operating expenses including reimbursement/waiver	1.31	%(c)(e)	1.29%	1.29	%(c)
Operating expenses excluding reimbursement/waiver	1.56	%(c)	1.72%	1.81	%(c)
PORTFOLIO TURNOVER RATE	14	%(b)	22%	35	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2010, the net expense limitation changed from 1.29% to 1.36%.

June 30, 2010	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.08		$7.99	$11.92		$12.19		$11.30		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08)		(0.02)	(0.11)		(0.10)		(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	(0.20)		2.12	(3.57)		1.13		1.21		1.43

Total from Investment Operations	(0.28)		2.10	(3.68)		1.03		1.09		1.33

LESS DISTRIBUTIONS:
From capital gains	0.00		(0.01)	(0.25)		(1.30)		(0.20)		(0.03)

Total Distributions	0.00		(0.01)	(0.25)		(1.30)		(0.20)		(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.28)		2.09	(3.93)		(0.27)		0.89		1.30

NET ASSET VALUE, END OF PERIOD	$9.80		$10.08	$7.99		$11.92		$12.19		$11.30

TOTAL RETURN(b)	(2.78	)%(c)	26.35%	(30.78)%		8.30%		9.69%		13.34	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,528		$7,450	$2,194		$7,294		$8,991		$6,876
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.13	)%(d)	(0.84)%	(0.66)%		(0.73)%		(1.03)%		(1.25	)%(d)
Operating expenses including reimbursement/waiver	1.84	%(d)(h)	1.84%	1.77	%(g)	1.69	%(f)	1.78	%(e)	1.89	%(d)
Operating expenses excluding reimbursement/waiver	2.08	%(d)	2.22%	2.07%		1.96%		1.95%		3.53	%(d)
PORTFOLIO TURNOVER RATE	14	%(c)	22%	35%		33%		36%		28	%(c)

(a) The Fund commenced operations on April 1, 2005.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

(f) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

(h) Effective May 1, 2010, the net expense limitation changed from 1.84% to 1.86%.

See Notes to Financial Statements	111	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.08		$5.84		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.20		0.48		0.47
Net realized and unrealized gain/(loss) on investments	0.17		2.19		(1.68)

Total from Investment Operations	0.37		2.67		(1.21)

LESS DISTRIBUTIONS:
From investment income	(0.20)		(0.43)		(0.58)

Total Distributions	(0.20)		(0.43)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.17		2.24		(1.79)

NET ASSET VALUE, END OF PERIOD	$8.25		$8.08		$5.84

TOTAL RETURN	4.57	%(b)	46.56%		(16.59	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$151,569		$61,043		$12,867
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.26	%(c)	8.48%		13.10	%(c)
Operating expenses including reimbursement/waiver	1.97	%(c)(f)	1.93	%(e)	1.84	%(c)
Operating expenses excluding reimbursement/waiver	2.09	%(c)	2.22%		2.52	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	5.89	%(c)	6.61%		8.79	%(c)
Operating expenses including reimbursement/waiver	3.34	%(c)(f)	3.80	%(e)	6.14	%(c)
Operating expenses excluding reimbursement/waiver	3.46	%(c)	4.09%		6.82	%(c)
PORTFOLIO TURNOVER RATE	40	%(b)	221%		311	%(d)

(a) The Fund began offering Investor Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

(f) Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99%.

June 30, 2010	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.03		$5.81		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.30		0.54		0.39
Net realized and unrealized gain/(loss) on investments	0.08		2.14		(1.59)

Total from Investment Operations	0.38		2.68		(1.20)

LESS DISTRIBUTIONS:
From investment income	(0.21)		(0.46)		(0.62)

Total Distributions	(0.21)		(0.46)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.17		2.22		(1.82)

NET ASSET VALUE, END OF PERIOD	$8.20		$8.03		$5.81

TOTAL RETURN	4.75	%(b)	47.08%		(16.35	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,631		$4,787		$793
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.50	%(c)	8.89%		12.49	%(c)
Operating expenses including reimbursement/waiver	1.61	%(c)(f)	1.57	%(e)	1.49	%(c)
Operating expenses excluding reimbursement/waiver	1.73	%(c)	1.86%		2.53	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	6.12	%(c)	7.01%		8.58	%(c)
Operating expenses including reimbursement/waiver	2.98	%(c)(f)	3.45	%(e)	5.40	%(c)
Operating expenses excluding reimbursement/waiver	3.10	%(c)	3.74%		6.44	%(c)
PORTFOLIO TURNOVER RATE	40	%(b)	221%		311	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.

See Notes to Financial Statements	113	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.10		$7.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.20		0.29
Net realized and unrealized gain on investments	0.14		0.88

Total from Investment Operations	0.34		1.17

LESS DISTRIBUTIONS:
From investment income	(0.18)		(0.33)

Total Distributions	(0.18)		(0.33)

NET INCREASE IN NET ASSET VALUE	0.16		0.84

NET ASSET VALUE, END OF PERIOD	$8.26		$8.10

TOTAL RETURN(b)	4.21	%(c)	16.37	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,821		$4,377
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	6.67	%(d)	9.32	%(d)
Operating expenses including reimbursement/waiver	2.57	%(d)(f)	2.24	%(d)
Operating expenses excluding reimbursement/waiver	2.70	%(d)	2.41	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	5.30	%(d)	6.55	%(d)
Operating expenses including reimbursement/waiver	3.94	%(d)(f)	5.01	%(d)
Operating expenses excluding reimbursement/waiver	4.07	%(d)	5.18	%(d)
PORTFOLIO TURNOVER RATE	40	%(c)	221	%(e)

(a) The Fund began offering Class C shares on June 3, 2009.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

(f) Effective May 1, 2010, the net expense limitation changed from 2.55% to 2.59%.

June 30, 2010	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Long/Short Credit Analysis Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21
Net realized and unrealized gain on investments	0.03

Total from Investment Operations	0.24

LESS DISTRIBUTIONS:
From investment income	(0.21)

Total Distributions	(0.21)

NET INCREASE IN NET ASSET VALUE	0.03

NET ASSET VALUE, END OF PERIOD	$8.20

TOTAL RETURN	2.94	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,157
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.54	%(c)
Operating expenses including reimbursement/waiver	1.61	%(c)
Operating expenses excluding reimbursement/waiver	1.72	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	6.17	%(c)
Operating expenses including reimbursement/waiver	2.98	%(c)
Operating expenses excluding reimbursement/waiver	3.09	%(c)
PORTFOLIO TURNOVER RATE	40	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

See Notes to Financial Statements	115	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.69		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.09)		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.30)		0.74

Total from Investment Operations	(0.39)		0.69

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.39)		0.69

NET ASSET VALUE, END OF PERIOD	$25.30		$25.69

TOTAL RETURN	(1.52	)%(b)	2.76	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$304,117		$133,848
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.08	)%(c)	(1.28	)%(c)
Operating expenses including reimbursement/waiver	1.74	%(c)	1.82	%(c)
Operating expenses excluding reimbursement/waiver	1.74	%(c)	1.82	%(c)
PORTFOLIO TURNOVER RATE	692	%(b)	758	%(b)

(a) The Fund began offering Investor Class shares on September 14, 2009.

(b) Not Annualized.

(c) Annualized.

June 30, 2010	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.71		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.09)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.26)		0.72

Total from Investment Operations	(0.35)		0.71

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.35)		0.71

NET ASSET VALUE, END OF PERIOD	$25.36		$25.71

TOTAL RETURN	(1.36	)%(b)	2.84	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$140,788		$64,399
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.75	)%(c)	(0.36	)%(c)
Operating expenses including reimbursement/waiver	1.39	%(c)	1.50	%(c)
Operating expenses excluding reimbursement/waiver	1.39	%(c)	1.53	%(c)
PORTFOLIO TURNOVER RATE	692	%(b)	758	%(b)

(a) The Fund began offering Institutional Class shares on September 14, 2009.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	117	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Growth Fund

	CLASS A
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.92)

Total from Investment Operations	(0.94)

NET DECREASE IN NET ASSET VALUE	(0.94)

NET ASSET VALUE, END OF PERIOD	$25.25

TOTAL RETURN(b)	(3.59	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$25,551
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.03	)%(d)
Operating expenses including reimbursement/waiver	1.93	%(d)
Operating expenses excluding reimbursement/waiver	1.93	%(d)
PORTFOLIO TURNOVER RATE	692	%(e)

(a) The Fund began offering Class A shares on March 12, 2010.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.65		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.11)		(0.06)
Net realized and unrealized gain/(loss) on investments	(0.36)		0.71

Total from Investment Operations	(0.47)		0.65

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.47)		0.65

NET ASSET VALUE, END OF PERIOD	$25.18		$25.65

TOTAL RETURN(b)	(1.83	)%(c)	2.60	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$71,374		$23,250
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.66	)%(d)	(1.71	)%(d)
Operating expenses including reimbursement/waiver	2.34	%(d)	2.43	%(d)
Operating expenses excluding reimbursement/waiver	2.34	%(d)	2.44	%(d)
PORTFOLIO TURNOVER RATE	692	%(c)	758	%(c)

(a) The Fund began offering Class C shares on September 14, 2009.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	119	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Growth Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.21)

Total from Investment Operations	(0.22)

NET DECREASE IN NET ASSET VALUE	(0.22)

NET ASSET VALUE, END OF PERIOD	$25.36

TOTAL RETURN	(0.86	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$94,850
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.53	)%(c)
Operating expenses including reimbursement/waiver	1.41	%(c)
Operating expenses excluding reimbursement/waiver	1.42	%(c)
PORTFOLIO TURNOVER RATE	692	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	120	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust has 33 registered funds. This semi-annual report describes 10 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Banking and Finance Fund (“Banking and Finance Fund”), the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward Growth Fund (“Growth Fund”), the Forward International Dividend Fund (prior to May 1, 2010, known as the Forward International Equity Fund) (“International Dividend Fund”), the Forward International Fixed Income Fund (“International Fixed Income Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Large Cap Equity Fund (“Large Cap Equity Fund”), the Forward Legato Fund (“Legato Fund”), the Forward Long/Short Credit Analysis Fund (“Long/Short Credit Analysis Fund”) and the Forward Tactical Growth Fund (“Tactical Growth Fund”).

The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in stocks and securities convertible into stocks. The International Dividend Fund seeks to achieve high total return and invests primarily in the equity securities of companies organized or located outside of the U.S. The International Fixed Income Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of non-U.S. issuers and derivatives and invests in a non-diversified portfolio of fixed income securities of companies and governments located outside the U.S. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the U.S. The Large Cap Equity Fund seeks to achieve high total return and invests primarily in equity securities of companies that have large capitalizations. The Legato Fund seeks to achieve high total returns and invests primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Tactical Growth Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

The Banking and Finance Fund offers Investor Class, Class A and Class C shares; the Emerging Markets Fund offers Investor Class, Institutional Class and Class M shares; the Growth Fund offers Institutional Class, Class A and Class C shares; the International Dividend Fund offers Investor Class and Institutional Class shares; the International Fixed Income Fund offers Investor Class, Institutional Class and Class C shares; the International Small Companies Fund offers Investor Class, Institutional Class, Class A and Class M shares; the Legato Fund offers Investor Class, Institutional Class and Class A shares; the Long/Short Credit Analysis Fund offers Investor

121	June 30, 2010

Notes to Financial Statements (Unaudited)

Class, Institutional Class, Class C and Class M shares; the Large Cap Equity Fund offers Institutional Class and Class A; and the Tactical Growth Fund offers Investor Class, Institutional Class, Class A, Class C and Class M shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares of all Funds are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar

June 30, 2010	122

Notes to Financial Statements (Unaudited)

characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be

123	June 30, 2010

Notes to Financial Statements (Unaudited)

obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: The Funds (excluding the Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2010, the Long/Short Credit Analysis Fund held securities sold short with a market value of $58,765,376. The other Funds held no securities sold short.

June 30, 2010	124

Notes to Financial Statements (Unaudited)

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2010, the Emerging Markets Fund, the Growth Fund and the International Small Companies Fund had securities on loan valued at $4,262,272, $4,587,738, and $12,146,330, respectively, and received cash collateral with a value of $4,386,170, $4,732,198, and $13,470,256, respectively. As of June 30, 2010 the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

125	June 30, 2010

Notes to Financial Statements (Unaudited)

Real Estate Investment Trusts (“REITs”): REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund's investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Banking and Finance Fund
Common Stocks
Banks: Diversified	$27,978,212	$213,500	—	$28,191,712
Other(a)	11,194,300	—	—	11,194,300
Short-Term Bank Debt Instruments	907,744	—	—	907,744

Total	$40,080,256	$213,500	—	$40,293,756

Emerging Markets Fund
Common Stocks
Argentina	$3,858	—	—	$3,858
Brazil	39,812,699	$1,146,805	—	40,959,504
China	10,491,467	46,260,741	—	56,752,208
Hungary	—	666,245	—	666,245
India	5,723,804	10,123,201	—	15,847,005

June 30, 2010	126

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Indonesia	—	$11,545,347	—	$11,545,347
Israel	—	1,822,594	—	1,822,594
Malaysia	—	6,820,199	—	6,820,199
Mexico	$10,094,525	—	—	10,094,525
Peru	2,712,557	—	—	2,712,557
Poland	1,707,312	—	—	1,707,312
Russia	3,363,161	16,088,742	—	19,451,903
South Africa	4,478,888	7,579,274	—	12,058,162
South Korea	—	35,272,785	—	35,272,785
Taiwan	38	23,640,447	—	23,640,485
Thailand	—	2,657,089	—	2,657,089
Turkey	—	3,078,312	—	3,078,312
Exchange-Traded Funds(a)	6,077,025	—	—	6,077,025
Investment Holdings Companies(a)	42,250	—	—	42,250
Loan Participation Notes(a)	—	4,382,028	—	4,382,028
Preferred Stocks(a)	1,356,681	—	—	1,356,681
Corporate Bonds(a)	—	3,276,780	—	3,276,780
Rights	89,190	—	—	89,190
Short-Term Bank Debt Instruments	958,267	—	—	958,267
Investments Purchased with Cash Collateral From Securities Loaned	4,386,170	—	—	4,386,170

Total	$91,297,892	$174,360,589	—	$265,658,481

Growth Fund
Common Stocks(a)	$95,613,830	—	—	$95,613,830
Short-Term Bank Debt Instruments	1,934,917	—	—	1,934,917
Investments Purchased with Cash Collateral From Securities Loaned	4,732,198	—	—	4,732,198

Total	$102,280,945	—	—	$102,280,945

International Dividend Fund
Common Stocks
Australia	—	$69,425	—	$69,425
Austria	—	118,303	—	118,303
Belgium	—	40,230	—	40,230
Brazil	$312,057	—	—	312,057
Canada	127,744	—	—	127,744
China	—	50,310	—	50,310
France	145,054	38,077	—	183,131
Hong Kong	137,682	375,087	—	512,769
Indonesia	30,807	91,416	—	122,223
Ireland	66,525	—	—	66,525
Italy	—	207,325	—	207,325
Japan	68,544	338,932	—	407,476
Luxembourg	41,532	—	—	41,532
Malaysia	—	89,789		89,789
Netherlands	91,026	67,118	—	158,144
Nigeria	42,056	—	—	42,056
Russia	46,350	—	—	46,350
Singapore	—	121,062	—	121,062

127	June 30, 2010

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Switzerland	$229,503	$192,138	—	$421,641
Taiwan	94,799	—	—	94,799
Turkey	—	210,369	—	210,369
United Kingdom	274,849	112,693	—	387,542
Short-Term Bank Debt Instruments	211,115	—	—	211,115

Total	$1,919,643	$2,122,274	—	$4,041,917

International Fixed Income Fund
Foreign Government Obligations(a)	—	$15,307,875	—	$15,307,875
Corporate Bonds(a)	—	5,772,636	—	5,772,636
Credit Linked Notes(a)	—	574,977	—	574,977
Short-Term Investments	—	25,463	—	25,463
Short-Term Bank Debt Instruments	$740,560	—	—	740,560

Total	$740,560	$21,680,951	—	$22,421,511

International Small Companies Fund
Common Stocks
Australia	—	$13,600,449	—	$13,600,449
Belgium	—	12,199,813	—	12,199,813
China	—	8,724,186	—	8,724,186
Denmark	—	10,423,191	—	10,423,191
France	$7,534,663	31,216,062	—	38,750,725
Germany	2,976,317	29,778,785	—	32,755,102
Hong Kong	—	18,454,298	—	18,454,298
Ireland	—	4,522,449	—	4,522,449
Italy	—	28,165,171	—	28,165,171
Japan	—	114,939,659	—	114,939,659
Netherlands	—	11,951,770	—	11,951,770
New Zealand	—	2,730,777	—	2,730,777
Norway	—	2,804,601	—	2,804,601
Singapore	—	11,542,922	—	11,542,922
Spain	—	7,657,947	—	7,657,947
Sweden	—	5,829,715	—	5,829,715
Switzerland	2,199,471	17,849,000	—	20,048,471
United Kingdom	4,737,320	87,464,709	—	92,202,029
Preferred Stocks(a)	—	4,515,540	—	4,515,540
Short-Term Bank Debt Instruments	9,050,568	—	—	9,050,568
Investments Purchased with Cash Collateral From Securities Loaned	13,470,256	—		13,470,256

Total	$39,968,595	$424,371,044	—	$464,339,639

Large Cap Equity Fund
Common Stocks(a)	$13,124,994	—	—	$13,124,994
Short-Term Bank Debt Instruments	583,038	—	—	583,038

Total	$13,708,032	—	—	$13,708,032

Legato Fund
Common Stocks(a)	$10,178,592	—	—	$10,178,592
Short-Term Bank Debt Instruments	172,096	—	—	172,096

Total	$10,350,688	—	—	$10,350,688

June 30, 2010	128

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Long/Short Credit Analysis Fund
Municipal Bonds(a)	—	$211,363,575	$1,850,000	$213,213,575
Corporate Bonds(a)	—	34,170,734	—	34,170,734
Preferred Stocks(a)	$1,796,050	1,504,219	—	3,300,269
Short-Term Investments	—	3,500,000	—	3,500,000
Short-Term Bank Debt Instruments	8,558,362	—	—	8,558,362

Total	$10,354,412	$250,538,528	$1,850,000	$262,742,940

Tactical Growth Fund
Exchange-Traded Funds	$31,172,440	—	—	$31,172,440
Short-Term Bank Debt Instruments	475,361,489	—	—	475,361,489

Total	$506,533,929	—	—	$506,533,929

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Emerging Markets Fund
Assets
Futures Contracts	$29,835	—	—	$29,835

Total	$29,835	—	—	$29,835

International Fixed Income Fund
Assets
Futures Contracts	$7,044	—	—	$7,044
Forward Foreign Currency Contracts	—	$81,471	—	81,471
Liabilities
Futures Contracts	(7,178)	—	—	(7,178)
Forward Foreign Currency Contracts	—	$(58,280)	—	(58,280)

Total	$(134)	$23,191	—	$23,057

Long/Short Credit Analysis Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(7,650,032)	—	$(7,650,032)
U.S. Government Agency	—	(51,115,344)	—	(51,115,344)

Total	—	$(58,765,376)	—	$(58,765,376)

Tactical Growth Fund
Liabilities
Futures Contracts	$(527,365)	—	—	$(527,365)

Total	$(527,365)	—	—	$(527,365)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

129	June 30, 2010

Notes to Financial Statements (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Long/Short Credit Analysis Fund	INVESTMENTS IN SECURITIES Municipal Bonds
Balance as of December 31, 2009	$2,000,000
Realized gain/(loss)(b)	—
Change in unrealized appreciation/(depreciation)(b)	(150,000)
Net purchases/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of June 30, 2010	$1,850,000

(a) There was no realized gain/(loss) earned during the six months ended June 30, 2010 for other financial instruments.

(b) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

For the six months ended June 30, 2010, the other Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

June 30, 2010	130

Notes to Financial Statements (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The International Fixed Income Fund invests in foreign currency exchange contracts for hedging purposes, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations.

Option Writing/Purchasing: The Funds (excluding the Growth Fund) may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market

131	June 30, 2010

Notes to Financial Statements (Unaudited)

value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2010, the Funds held no purchased or written options.

Written option activity for the six months ended June 30, 2010 was as follows:

International Fixed Income Fund

WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2009	0	$0
Positions opened	16	1,040
Exercised or closed	(16)	(1,040)

Outstanding as of June 30, 2010	0	$0

Futures: The Funds (excluding the Banking and Finance Fund and the Growth Fund) may invest in futures contracts in accordance with their investment objectives. The Funds do so for a variety of reasons including for cash management, hedging or non-hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all

June 30, 2010	132

Notes to Financial Statements (Unaudited)

contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2010, the Emerging Markets Fund, the International Fixed Income Fund and the Tactical Growth Fund had futures contracts outstanding with an unrealized gain/(loss) of $29,835, $(134) and $(527,365), respectively. The other Funds held no futures contracts.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2010(a)

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION
Emerging Markets Fund
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	$29,835	Variation Margin Payable/Unrealized Depreciation(b)	—

Total		$29,835		—

International Fixed Income Fund
Interest Rate Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	—	Variation Margin Payable/Unrealized Depreciation(b)	$134
Foreign Exchange Contracts	Unrealized gain on forward contracts	$81,471	Unrealized loss on forward contracts	58,280

Total		$81,471		$58,414

Tactical Growth Fund
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	—	Variation Margin Payable/Unrealized Depreciation(b)	$527,365

Total		—		$527,365

(a) For open derivative instruments as of June 30, 2010, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2010.

(b) Includes cumulative appreciation/(depreciation) on futures as reported on the Portfolio of Investments.

There were no other Funds that held Derivative Instruments as of June 30, 2010.

133	June 30, 2010

Notes to Financial Statements (Unaudited)

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2010:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Emerging Markets Fund
Equity Contracts	Net realized gain/(loss) on futures contracts/net change in unrealized appreciation on futures contracts	$(1,740,285)	$9,133

Total		$(1,740,285)	$9,133

International Fixed Income Fund
Interest Rate Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts Net realized gain on option contracts/Net change in unrealized appreciation on futures contracts	$(54,324)	$9,691
Foreign Exchange Contracts	Net realized loss on foreign currency transactions/Net change in net unrealized appreciation on translation of assets and liabilities in foreign currencies	(1,422)	20,207

Total		$(55,746)	$29,898

Tactical Growth Fund
Equity Contracts	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(2,015,225)	$(736,558)

Total		$(2,015,225)	$(736,558)

There were no other Funds that held Derivatives Instruments during the six months ended June 30, 2010.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Banking and Finance Fund, Emerging Markets Fund, Growth Fund, International Dividend Fund, International Small Companies Fund, Large Cap Equity Fund, Legato Fund and Tactical Growth Fund and quarterly for the International Fixed Income Fund and Long/Short Credit Analysis Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at

June 30, 2010	134

Notes to Financial Statements (Unaudited)

a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the

135	June 30, 2010

Notes to Financial Statements (Unaudited)

seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by Banking and Finance Fund, Emerging Markets Fund, Growth Fund, International Dividend Fund, International Fixed Income Fund, International Small Companies Fund and Large Cap Equity Fund during the six months ended June 30, 2010 are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the other Funds.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2010, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million

Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion

Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million

International Dividend Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion

International Fixed Income Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion

June 30, 2010	136

Notes to Financial Statements (Unaudited)

FUND	ADVISORY FEE
International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion

Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion

Legato Fund	1.00% up to and including $500 million 0.85% over $500 million

Long/Short Credit Analysis Fund	1.50%

Tactical Growth Fund	1.25%

The Trust and Forward Management have entered into investment sub-advisory agreements with Emerald Mutual Fund Advisers Trust (“Emerald”) for Banking and Finance Fund and Growth Fund; Pictet Asset Management Ltd (“PAM Ltd”) for Emerging Markets Fund and International Small Companies Fund; Pictet Asset Management SA (“PAM SA”) for International Fixed Income Fund; Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for Legato Fund; Cedar Ridge Partners, LLC (“Cedar Ridge”) for Long/Short Credit Analysis Fund; and Broadmark Asset Management, LLC (“Broadmark”) for Tactical Growth Fund (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets (for the Legato Fund, based on the portion of the Fund that is managed by each sub-advisor of the Fund):

FUND	SUB-ADVISORY FEE
Banking and Finance Fund	0.65% up to and including $100 million
0.55% over $100 million

Emerging Markets Fund	0.80% up to and including $250 million 0.75% over $250 million

Growth Fund	0.40% up to and including $250 million
0.30% over $250 million up to and including $500 million
0.20% over $500 million up to and including $750 million
0.10% over $750 million

International Fixed Income Fund	0.35% up to and including $500 million 0.32% over $500 million up to and including $1 billion 0.29% over $1 billion up to and including $5 billion 0.26% over $5 billion

International Small Companies Fund	0.60%

Legato Fund(a)	0.60%

Long/Short Credit Analysis Fund	1.00%

Tactical Growth Fund	0.70%

(a) In the case of the Forward Legato Fund, the fee each Sub-Advisor receives from Forward Management is based on the average daily net assets of the Fund allocated to the Sub-Advisor

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense

137	June 30, 2010

Notes to Financial Statements (Unaudited)

limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Funds have entered into an agreement to reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above, as shown in the table below:

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	CLASS M	END DATE
Emerging Markets	1.39%	1.79%	N/A	2.39%	1.39%	April 30, 2011
Growth	0.99%	1.34%	1.29%	1.94%	N/A	April 30, 2011
International Dividend(a)	1.25%	1.60%	1.75%	2.20%	N/A	April 30, 2011
International Fixed Income	0.99%	1.39%	N/A	1.94%	N/A	April 30, 2011
Large Cap Equity	0.99%	1.34%	1.49%	1.94%	N/A	April 30, 2011
Legato(b)	1.36%	1.71%	1.86%	2.31%	N/A	April 30, 2011
Long/Short Credit Analysis(c)	1.64%	1.99%	N/A	2.59%	1.64%	April 30, 2011
Tactical Growth	1.59%	1.94%	2.09%	2.54%	1.59%	April 30, 2011

(a) From January 1, 2010 to April 30, 2010, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Investor Class, Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 0.99%, 1.34%, 1.49% and 1.94%, respectively.

(b) From January 1, 2010 to April 30, 2010, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Investor Class, Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.29%, 1.69%, 1.84% and 2.29%, respectively.

(c) From January 1, 2010 to April 30, 2010, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Investor Class and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.60%, 1.95% and 2.55%, respectively., and from February 1, 2010 to April 30, 2010, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class M shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.60%.

For the six months ended June 30, 2010, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Emerging Markets
Investor Class	$24,525	$0	$24,525
Institutional Class	202,309	0	202,309
Class M(a)	89	0	89
Growth
Institutional Class	20,204	0	20,204
Class A	20,401	0	20,401
Class C	974	0	974
International Dividend
Investor Class	38,742	0	38,742
Institutional Class	9,117	0	9,117
International Fixed Income
Investor Class	5,152	0	5,152
Institutional Class	16,225	0	16,225
Class C	3,961	0	3,961
International Small Companies
Institutional Class	N/A	(15,862)	(15,862)

June 30, 2010	138

Notes to Financial Statements (Unaudited)

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Large Cap Equity
Institutional Class	$1,733	$0	$1,733
Class A	25,499	0	25,499
Legato
Investor Class	1,483	0	1,483
Institutional Class	4,970	0	4,970
Class A	8,412	0	8,412
Long/Short Credit Analysis
Investor Class	65,994	0	65,994
Institutional Class	6,224	0	6,224
Class C	4,877	0	4,877
Class M(a)	466	0	466
Tactical Growth
Class A(b)	61	0	61
Class M(a)	828	0	828

(a) The Emerging Markets Fund, the International Small Companies Fund, the Long/Short Credit Analysis Fund and the Tactical Growth Fund began offering Class M shares on February 1, 2010.

(b) The Forward Tactical Growth Fund began offering Class A shares on March 12, 2010.

As of June 30, 2010, the balances of recoupable expenses for each Fund were as follows:

FUND	2007	2008	2009	2010	TOTAL
Emerging Markets
Investor Class	$72,745	$95,878	$47,561	$24,525	$240,709
Institutional Class	198,071	282,614	253,793	202,309	936,787
Class M	N/A	N/A	N/A	89	89
Growth
Institutional Class	N/A	N/A	32,782	20,204	52,986
Class A	N/A	N/A	57,774	20,401	78,175
Class C	N/A	N/A	2,443	974	3,417
International Dividend
Investor Class	116,191	149,085	39,169	38,742	343,187
Institutional Class	26,201	89,630	35,198	9,117	160,146
International Fixed Income
Investor Class	3,497	9,773	7,844	5,152	26,266
Institutional Class	15,878	45,473	21,720	16,225	99,296
Class C	124	377	5,988	3,961	10,450
International Small Companies
Investor Class	76,542	48,814	N/A	N/A	125,356
Institutional Class	142,081	106,155	N/A	N/A	248,236
Class A	200	549	N/A	N/A	749
Large Cap Equity
Institutional Class	29,915	18,130	18,273	1,733	68,051
Class A	58,060	31,102	53,586	25,499	168,247
Legato
Investor Class	N/A	1,474	5,430	1,483	8,387
Institutional Class	N/A	9,179	10,398	4,970	24,547
Class A	22,913	13,320	18,871	8,412	63,516

139	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	2007	2008	2009	2010	TOTAL
Long/Short Credit Analysis
Investor Class	N/A	$23,674	$131,749	$65,994	$221,417
Institutional Class	N/A	6,256	7,967	6,224	20,447
Class C	N/A	N/A	3,524	4,877	8,401
Class M	N/A	N/A	N/A	466	466
Tactical Growth
Investor Class	N/A	N/A	954	N/A	954
Institutional Class	N/A	N/A	1,446	N/A	1,446
Class A	N/A	N/A	N/A	61	61
Class C	N/A	N/A	445	N/A	445
Class M	N/A	N/A	N/A	828	828

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class C shares and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2010, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

June 30, 2010	140

Notes to Financial Statements (Unaudited)

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2010, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Banking and Finance
Investor Class	The Lincoln Center for Family & You	100.00%

Banking and Finance
Class A	Janney Montgomery Scott	12.10%
	Merrill Lynch Pierce Fenner & Smith	11.85%
	First Clearing, LLC	9.02%
	Pershing, LLC	6.98%
	Citi Group Global Markets	6.11%
	Charles Schwab & Co., Inc.	5.15%

Banking and Finance
Class C	First Clearing, LLC	47.72%
	Merrill Lynch Pierce Fenner & Smith	12.34%

Emerging Markets
Investor Class	Charles Schwab & Co., Inc	15.41%
	National Financial Services, LLC	14.15%
	William Blair & Co., LLC	11.78%

Emerging Markets
Institutional Class	National Financial Services, LLC	82.77%
	Ellard & Co.	6.96%

Emerging Markets
Class M	Charles Schwab & Co., Inc.	88.73%
	Colorado State Bank & Trust	9.16%

141	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Growth
Institutional Class
	JPMorgan Chase Bank	99.99%

Growth
Class A
	City of Philadelphia Board Pension	12.24%
	Donaldson, Lufkin & Jenrette	12.18%
	National Financial Services, LLC	7.65%
	Ort & Co.	5.17%

Growth
Class C	Citi Group Global Markets	17.18%
	First Clearing, LLC	13.86%
	Merrill Lynch Pierce Fenner & Smith	8.69%
	Janney Montgomery Scott	6.32%
	Fahnestock & Co.	5.28%

International Dividend
Investor Class	Charles Schwab & Co., Inc.	41.35%
	National Financial Services, LLC	18.02%
	ETrade Clearing, LLC	15.11%

International Dividend
Institutional Class	Charles Schwab & Co., Inc.	78.66%
	National Financial Services, LLC	19.96%

International Fixed Income
Investor Class	Sutton Place Associates, LLC	77.74%
	TD Ameritrade, Inc.	15.03%

International Fixed Income
Institutional Class	Pictet & Cie	99.20%

International Fixed Income
Class C	Sutton Place Associates, LLC	99.01%

International Small Companies
Investor Class	Charles Schwab & Co., Inc.	41.88%
	National Financial Services, LLC	18.30%
	ETrade Clearing, LLC	7.06%
	Pershing, LLC	6.51%

International Small Companies
Institutional Class	National Financial Services, LLC	30.42%
	Charles Schwab & Co., Inc.	27.92%
	State Street	23.73%
	Pershing, LLC	5.48%

International Small Companies
Class A	Pershing, LLC	32.57%
	National Financial Services, LLC	21.06%
	LPL Financial Services	6.57%

June 30, 2010	142

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
International Small Companies
Class M	Charles Schwab & Co., Inc.	69.56%
	Colorado State Bank & Trust	30.44%

Large Cap Equity
Institutional Class	Baylake Bank	75.83%
	National Financial Services, LLC	22.04%

Large Cap Equity
Class A	Sutton Place Associates, LLC	67.20%
	Charles Schwab & Co., Inc.	28.06%

Legato
Investor Class	Sutton Place Associates, LLC	98.18%

Legato
Institutional Class	Sutton Place Associates, LLC	71.32%
	Baylake Bank	23.87%

Legato
Class A	Charles Schwab & Co., Inc.	45.53%
	Sutton Place Associates, LLC	39.29%
	National Financial Services, LLC	10.83%

Long/Short Credit Analysis
Investor Class	Charles Schwab & Co., Inc.	30.79%
	TD Ameritrade, Inc.	10.82%
	National Financial Services, LLC	7.72%

Long/Short Credit Analysis
Institutional Class	National Financial Services, LLC	52.53%
	Van Eck Associates Corp.	13.95%
	Asgard, LLC	9.73%
	Pershing, LLC	6.33%
	Wells Fargo Investments, LLC	6.05%

Long/Short Credit Analysis
Class C	Sutton Place Associates, LLC	26.61%
	National Financial Services, LLC	17.99%
	LPL Financial Services	13.93%
	Pershing, LLC	9.57%

Long/Short Credit Analysis
Class M	Sutton Place Associates, LLC	86.72%

Tactical Growth
Investor Class	National Financial Services, LLC	34.45%
	Pershing, LLC	20.16%
	LPL Financial Services	19.31%
	Charles Schwab & Co., Inc.	18.48%

Tactical Growth
Institutional Class	Charles Schwab & Co., Inc	45.66%
	National Financial Services, LLC	25.18%
	Steph & Co.	15.44%
	Pershing, LLC	6.33%

143	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Tactical Growth
Class A	Stifel Nicolaus & Co.	10.09%
	First Clearing, LLC	5.73%

Tactical Growth
Class C	Pershing, LLC	26.14%
	National Financial Services, LLC	12.45%
	LPL Financial Services	7.87%

Tactical Growth
Class M	Citi Group Global Markets	99.43%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2010, excluding U.S. Government Obligations and temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Banking and Finance	$12,137,578	$12,626,161
Emerging Markets	163,233,991	197,575,911
Growth	39,875,094	41,615,265
International Dividend	2,169,802	2,847,772
International Fixed Income	17,093,590	17,511,977
International Small Companies	217,755,579	250,571,903
Large Cap Equity	8,188,697	8,730,844
Legato	1,619,195	3,493,091
Long/Short Credit Analysis	195,547,683	75,110,552
Tactical Growth	487,854,641	468,370,948

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2010, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Banking and Finance	$36,083,029	$5,877,812	$(1,667,085)	$4,210,727
Emerging Markets	243,771,546	34,265,683	(12,378,748)	21,886,935
Growth	87,163,663	20,134,552	(5,017,270)	15,117,282
International Dividend	3,735,022	512,425	(205,530)	306,895
International Fixed Income	22,836,232	1,198,983	(1,613,704)	(414,721)
International Small Companies	458,547,154	50,610,491	(44,818,006)	5,792,485
Large Cap Equity	13,876,449	465,174	(633,591)	(168,417)
Legato	8,861,653	2,139,427	(650,392)	1,489,035
Long/Short Credit Analysis	256,648,404	8,581,722	(2,487,186)	6,094,536
Tactical Growth	508,069,628	0	(1,535,699)	(1,535,699)

June 30, 2010	144

Notes to Financial Statements (Unaudited)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Banking and Finance	$(821,938)	—
Emerging Markets	—	$(15,121)
International Dividend	—	(6,282)
International Fixed Income	(3,381)	—
International Small Companies	(4,170,788)	—
Legato	(89,725)	—

Capital Loss Carryforwards: As of December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015	2016	2017
Banking and Finance	—	$(2,636,665)	$(13,757,241)
Emerging Markets	—	(28,419,457)	—
Growth	—	(12,382,608)	(14,293,135)
International Dividend	—	(11,897,887)	(22,205,160)
International Fixed Income	—	(291,414)	(73,110)
International Small Companies	—	(102,744,499)	(179,253,577)
Large Cap Equity	$(46,757)	(896,852)	(3,054,879)
Legato	—	—	(427,033)
Long/Short Credit Analysis	—	(252,133)	—
Tactical Growth	—	—	(223,792)

During the year ended December 31, 2009, the Emerging Markets Fund and the Long/Short Credit Analysis Fund utilized capital loss carryovers of $498,688 and $3,527,597, respectively.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2010.

The tax character of distributions paid for the year ended December 31, 2009 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL
Banking and Finance	$55,503	—
Emerging Markets	2,799,994	—
International Divided	1,500,001	—
International Fixed Income	972,633	—
International Small Companies	6,380,001	—
Large Cap Equity	101,000	—
Legato	—	$17,874
Long/Short Credit Analysis	3,196,628	—

145	June 30, 2010

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. New Accounting Standards

Financial Accounting Standards Board (“FASB”) Issues Accounting Standards Update (“ASU”) 2010-06: In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Forward Management has evaluated this disclosure requirement of ASU 2010-06 and has implemented the disclosure requirement on the Fund’s financial statement disclosures. In addition, effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Forward Management is currently evaluating the impact this disclosure requirement of ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined there are no subsequent events that necessitated disclosures and/or adjustments.

June 30, 2010	146

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Reality Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on recycled paper using soy-based inks.	SAR FWD002697 082010

Semi-Annual Report June 30, 2010

Forward Small Cap Equity Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2010

1

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

Investors today demand a broad choice of investment tools to build solution-based portfolios. Forward’s recent acquisitions and partnerships have focused on adding a range of investment products to our fund family, including a number of alternative strategies funds which have emerged as key building blocks of investment portfolios in a changed investment climate.

Forward’s acquisitions have resulted in an expanded family of 32 funds unified under the Forward name, with $6 billion in assets under management as of June 30, 2010. Supplementing our core plus satellite fund lineup with alternative strategies has been one of the main drivers behind our acquisitions, and we now offer seven actively managed alternative strategies funds designed for both retail and institutional investors. Our lineup includes:

Forward Frontier Markets Fund

A portfolio that invests in securities that approximate the MSCI Frontier Markets Index.

Forward Long/Short Credit Analysis Fund

A long/short fund that seeks to maximize total rate of return and minimize investment risk using a credit- based, relative value investment strategy.

Forward Select Income Fund

A portfolio of preferred securities and high-income equities primarily issued by real estate companies that seeks high current income with the potential for modest long-term growth of capital.

Forward Strategic Alternatives Fund

Invests in assets classes with historically low correlations to stocks and bonds via exchange traded funds, exchange traded notes and structured notes.

Forward Strategic Realty Fund

A value-driven approach to real estate securities investing, providing targeted exposure to high-quality companies with the flexibility to invest in niche sectors as well as hedge the portfolio.

Forward Tactical Growth Fund

Tactical equity exposure in a mutual fund that seeks to manage risk with the flexibility to be long, short or neutral on the market.

In uncertain times like these, we think long-term investors may want to consider a fresh approach—one we call active exposure management. Exposure management is the continuous tuning of equity market exposure based on market conditions. The idea is to sidestep market downturns, and capitalize on positive and negative market movements. Forward launched the Forward Tactical Growth Fund in the fall of 2009 and the fund seeks to manage risk and enhance alpha with the flexibility to be long, short or market neutral. You can learn more by reading Forward Tactical Growth Fund: Portfolio Potential through Active Asset Allocation which is available on our web site at www.forwardfunds.com.

We also believe that shifting demographics and the low yield environment will conspire to enhance the attractiveness of income-generating securities. From Forward Select Income Fund, which focuses on Real Estate Investment Trust (REIT) preferred securities, to the Forward Long/Short Credit Analysis Fund, a long/short strategy focused on the credit markets, these total return strategies offer investors solid income-generating potential.

June 30, 2010	2

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. I am pleased that the shareholders of Forward Funds, as well as those formerly under the Accessor and Kensington names, now have seamless access to the 32 fund strategies that we offer, and that the expanded Forward Funds family offers our investors a wide selection of asset classes for building diverse portfolios seamlessly.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Funds may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The underlying investments of the Forward Tactical Growth Fund (such as Exchange Traded Funds (ETFs), futures and options on securities, securities indexes and shares of ETFs) involve heightened risks related to liquidity, increased volatility and unfavorable fluctuations in currency values. The underlying international and real estate investments will also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations. Investors will indirectly bear the expenses of the Fund’s underlying investments. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund.

The Forward Tactical Growth Fund was launched on September 14, 2009, and has a limited operating history.

The Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds will experience sudden and sharp price swings, which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

The Forward Frontier Markets Fund and Forward Strategic Alternatives Fund are not diversified funds and investors will indirectly bear the expenses of the funds’ underlying investments. The underlying investments of the Frontier Markets Fund and Strategic Alternatives Fund (such as structured notes, derivatives, commodities and levered Exchange Traded Funds or ETFs) may involve heightened risks related to liquidity, increased volatility, and unfavorable fluctuations in currency values. The underlying international and real estate investments may also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Alpha is a coefficient measuring risk-adjusted performance.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

3	June 30, 2010

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	Jim O’Donnell, CFA* Chief Investment Officer

Dear Shareholder:

The markets have posted prodigious gains since the March 2009 lows, and the rebound from those dark days has been broad based. In the thirteen months from the March 2009 trough to the recent peak in late April 2010, the MSCI EAFE Index of international stocks rose more than 80%, the S&P 500 rebounded more than 84% and the small cap Russell 2000 Index was up roughly 119%. While impressive, clearly these are unsustainable rates of change. While we would like to see a continuation of the advance, the rational investor in each of us realizes that the market needs to take some time to digest the recent gains.

Scientists tell us that it can take anywhere from 24 to 48 hours for humans to digest a large Thanksgiving meal. In all likelihood the capital markets will take quite a bit longer than a few trading days to process this recent advance. The process for the capital markets is typically measured in weeks and months rather than in hours and days. We may encounter some rough patches along the way as concerns about sovereign debt, political risk and the shape of the economic recovery trigger bouts of volatility which could lead to some additional distress.

At times like these one is best served by taking a step back and looking at the big picture. It is important to realize that sovereign debt risk typically rears its ugly head at the end of a recession when depressed government tax receipts have been hard pressed to keep pace with stimulative government spending. Deficits tend to moderate as economic activity rebounds and tax receipts improve, and we are beginning to see early evidence of this improvement in the most recent quarter’s data.

Political elections can introduce dimensions of risk that challenge the markets as well. There is some statistical evidence that suggests the second year of a president’s term in office may be met with weak stock market performance. Couple those influences with heated debates concerning policies related to taxes, healthcare, energy, and financial services and it is easy to see why stocks may have difficulty making much headway in the short term. As the midterm elections take place, political uncertainties should abate, and it is interesting to note that evidence suggests the strongest year for a president’s term in office may be the third year. The data shows that the strongest part of the presidential election cycle may actually begin in the fourth quarter of the second year and continue on into the third year.

Certainly, the macroeconomic landscape has been marked by an uneven slope to the shape of the recovery. As we said in our 2009 year-end letter, we remain of the opinion that there will be fits and starts in the signs of an economic rebound. That said, from a bottom-up perspective, the majority of evidence suggests that business conditions around the world are improving for the overwhelming majority of companies and industries.

Amid the crosscurrents of risk, volatility, sentiment and fundamentals, investors have been best served to remain broadly diversified and to expect the unexpected. In June 2010, sentiment was acutely negative against international stocks and yet they posted strong outperformance relative to U.S. stocks. While the world appears to be shrinking from a communications and economic perspective, correlations are beginning to revert back to more traditional levels. We are encouraged by the potential for international real estate, frontier markets, international fixed income and global infrastructure opportunities to broaden the spectrum of diversification tools and add to the investment opportunity universe.

June 30, 2010	4

Please review the information in our semiannual report, including the performance of the Forward Funds in the first half of 2010. We thank you for the continued confidence that you place in our Funds.

Best regards,

Jim O’Donnell, CFA*

Chief Investment Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Fund(s) may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the US & Canada.

*Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Alpha is a coefficient measuring risk-adjusted performance.

Sovereign debt is a debt instrument guaranteed by a government.

Political risk is a type of risk faced by investors, corporations, and governments. It is a risk that can be understood and managed with reasoned foresight and investment.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

5	June 30, 2010

Forward Small Cap Equity Fund

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Small Cap Equity Fund(a)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	8.05%	-3.22%	1.69%	5.05%	10/01/98

Institutional Class	8.50%	-2.91%	N/A	3.15%	06/06/02

Class A (load adjusted)(b)	1.91%	-4.32%	N/A	-2.33%	05/02/05

Class A (without load)(c)	8.12%	-3.18%	N/A	-1.20%	05/02/05

Class M(d)	N/A	N/A	N/A	-3.57%	02/01/10

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.   Asset allocation does not protect against risk or assure profit. There are risks involved with investing, including possible loss of principal.   Past performance does not guarantee future results.

June 30, 2010	6

Forward Small Cap Equity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$919.70	1.65%	$7.85

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Institutional Class
Actual	$1,000.00	$920.60	1.32%	$6.29

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class A
Actual	$1,000.00	$919.30	1.71%	$8.14

Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

7	June 30, 2010

Forward Small Cap Equity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD SMALL CAP EQUITY FUND
Class M(c)
Actual	$1,000.00	$964.30	1.35%	$5.41

Hypothetical	$1,000.00	$1,014.90	1.35%	$6.74

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Small Cap Equity Fund Class M shares commenced operations on February 1, 2010.

June 30, 2010	8

Forward Small Cap Equity Fund

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Consumer Discretionary	25.97%	(a)

Financial Services	16.35%

Health Care	13.63%

Producer Durables	11.65%

Technology	10.42%

Energy	9.64%

Materials & Processing	4.70%

Consumer Staples	3.25%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	4.39%
	100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

These allocations may not reflect the current or future position of the portfolio.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q was filed for the quarter ended March 31, 2010. The Fund Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

9	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 95.61%
Consumer Discretionary: 25.97%(a)

182,900	American Eagle Outfitters, Inc.	$2,149,075

172,400	American Greetings Corp., Class A	3,234,224

124,800	AnnTaylor Stores Corp.(b)	2,030,496

83,400	BJ’s Restaurants, Inc.(b)	1,968,240

61,600	Buffalo Wild Wings, Inc.(b)	2,253,328

56,500	Children’s Place Retail Stores, Inc.(b)	2,487,130

24,200	Chipotle Mexican Grill, Inc., Class A(b)	3,310,802

85,000	Coinstar, Inc.(b)	3,652,450

158,200	Crocs, Inc.(b)	1,673,756

92,100	DG FastChannel, Inc.(b)	3,000,618

74,400	Dick’s Sporting Goods, Inc.(b)	1,851,816

140,700	Dress Barn, Inc.(b)	3,350,067

237,500	Foot Locker, Inc.	2,997,250

263,700	Fred’s, Inc., Class A	2,916,522

148,500	Grand Canyon Education, Inc.(b)	3,479,355

294,200	Harte-Hanks, Inc.	3,074,390

165,488	hhgregg, Inc.(b)	3,859,180

105,900	Life Time Fitness, Inc.(b)	3,366,561

66,800	Lululemon Athletica, Inc.(b)(c)	2,486,296

121,700	Monro Muffler Brake, Inc.	4,810,801

109,900	Nu Skin Enterprises, Inc., Class A	2,739,807

193,200	NutriSystem, Inc.(c)	4,432,008

48,700	Panera Bread Co., Class A(b)	3,666,623

307,300	Pier 1 Imports, Inc.(b)	1,969,793

374,800	Ruby Tuesday, Inc.(b)	3,185,800

80,200	Skechers U.S.A., Inc., Class A(b)	2,928,904

206,400	Texas Roadhouse, Inc., Class A(b)	2,604,768

75,900	Tractor Supply Co.	4,627,623

61,400	WESCO International, Inc.(b)	2,067,338

65,100	Williams-Sonoma, Inc.	1,615,782

		87,790,803

Shares		Value (Note 2)

Consumer Staples: 3.25%

110,400	Diamond Foods, Inc.	$4,537,440

52,000	Peet’s Coffee & Tea, Inc.(b)	2,042,040

147,000	United Natural Foods, Inc.(b)	4,392,360

		10,971,840

Energy: 9.64%

82,100	Atlas Energy, Inc.(b)	2,222,447

92,400	Berry Petroleum Co., Class A	2,376,528

55,700	Bill Barrett Corp.(b)	1,713,889

74,600	Comstock Resources, Inc.(b)	2,067,912

55,200	Concho Resources, Inc.(b)	3,054,216

65,200	Dril-Quip, Inc.(b)	2,870,104

277,600	Key Energy Services, Inc.(b)	2,548,368

46,800	Oil States International, Inc.(b)	1,852,344

233,300	Patterson-UTI Energy, Inc.	3,002,571

141,600	Resolute Energy Corp.(b)(c)	1,733,184

127,200	Rosetta Resources, Inc.(b)	2,519,832

75,500	St. Mary Land & Exploration Co.	3,032,080

88,700	Unit Corp.(b)	3,600,333

		32,593,808

Financial Services: 16.35%

65,600	Advent Software, Inc.(b)	3,080,576

52,500	Affiliated Managers Group, Inc.(b)	3,190,425

56,900	Alexandria Real Estate Equities, Inc.	3,605,753

105,600	Columbia Banking System, Inc.	1,928,256

66,900	Digital Realty Trust, Inc.	3,858,792

298,700	Douglas Emmett, Inc.	4,247,514

99,000	Entertainment Properties Trust	3,768,930

132,500	First Interstate Bancsystem, Inc.	2,084,225

275,553	First Potomac Realty Trust	3,959,697

103,100	FirstMerit Corp.	1,766,103

38,400	Jones Lang LaSalle, Inc.	2,520,576

37,300	Morningstar, Inc.(b)	1,585,996

227,300	Old National Bancorp	2,354,828

146,700	optionsXpress Holdings, Inc.(b)	2,309,058

June 30, 2010	10	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)
Financial Services (continued): 16.35%

51,100	Prosperity Bancshares, Inc.	$1,775,725

103,600	Raymond James Financial, Inc.	2,557,884

104,900	Signature Bank(b)	3,987,249

81,000	Stifel Financial Corp.(b)	3,514,590

145,500	Waddell & Reed Financial, Inc., Class A	3,183,540

		55,279,717

Health Care: 13.63%

203,500	Bio-Reference Labs, Inc.(b)	4,511,595

51,500	Catalyst Health Solutions, Inc.(b)	1,776,750

69,800	Cooper Cos., Inc.	2,777,342

101,200	HMS Holdings Corp.(b)	5,487,064

159,200	IPC Hospitalist Co., Inc.(b)	3,995,920

136,000	Martek Biosciences Corp.(b)	3,224,560

72,300	MEDNAX, Inc.(b)	4,020,603

72,400	MWI Veterinary Supply, Inc.(b)	3,638,824

146,800	RehabCare Group, Inc.(b)	3,197,304

40,900	Sirona Dental Systems, Inc.(b)	1,424,956

93,300	SXC Health Solutions Corp.(b)	6,834,225

82,200	Thoratec Corp.(b)	3,512,406

61,500	Zoll Medical Corp.(b)	1,666,650

		46,068,199

Materials & Processing: 4.70%

119,500	Beacon Roofing Supply, Inc.(b)	2,153,390

123,400	General Cable Corp.(b)	3,288,610

276,400	Hexcel Corp.(b)	4,286,964

80,500	Kaydon Corp.	2,645,230

60,500	Watsco, Inc.	3,504,160

		15,878,354

Producer Durables: 11.65%

105,900	Alaska Air Group, Inc.(b)	4,760,205

79,600	EMCOR Group, Inc.(b)	1,844,332

160,600	Insituform Technologies, Inc., Class A(b)	3,289,088

55,700	Itron, Inc.(b)	3,443,374

138,600	Marten Transport, Ltd.(b)	2,880,108

53,100	MAXIMUS, Inc.	3,072,897

Shares		Value (Note 2)

68,600	Moog, Inc., Class A(b)	$2,210,978

83,600	Old Dominion Freight Line, Inc.(b)	2,937,704

219,700	Orbital Sciences Corp.(b)	3,464,669

91,500	Pentair, Inc.	2,946,300

54,700	Regal-Beloit Corp.	3,051,166

41,500	Triumph Group, Inc.	2,765,145

106,300	Woodward Governor Co.	2,713,839

		39,379,805

Technology: 10.42%

204,300	Acxiom Corp.(b)	3,001,167

46,400	American Science & Engineering, Inc.	3,536,144

241,100	Ariba, Inc.(b)	3,840,723

110,700	Coherent, Inc.(b)	3,797,010

122,800	CommVault Systems, Inc.(b)	2,763,000

273,500	Finisar Corp.(b)(c)	4,075,150

99,900	MICROS Systems, Inc.(b)	3,183,813

127,500	Netlogic Microsystems, Inc.(b)	3,468,000

248,700	Power-One, Inc.(b)(c)	1,678,725

123,100	Progress Software Corp.(b)	3,696,693

137,100	SS&C Technologies Holdings, Inc.(b)	2,197,713

		35,238,138

	Total Common Stocks (Cost $292,319,271)	323,200,664

Par Value

SHORT -TERM BANK DEBT INSTRUMENTS: 5.20%
$17,597,016	Citibank—New York 0.030%, due 7/1/10	17,597,016

	Total Short -Term Bank Debt Instruments (Cost $17,597,016)	17,597,016

	Total Investments: 100.81% (excluding investments purchased with cash collateral from securities loaned) (Cost $309,916,287)	340,797,680

See Notes to Financial Statements	11	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 3.32%
11,220,815	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.210% 7 day-yield(d)	$11,220,815

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $11,220,815)	11,220,815

	Total Investments: 104.13% (Cost $321,137,102)	352,018,495

	Net Other Assets and Liabilities: (4.13)%	(13,977,754)

	Net Assets: 100.00%	$338,040,741

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b) Non-income producing security.

(c) Security, or portion of security, is currently on loan.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned (Note 2).

Percentages are stated as a percentage of net assets.

June 30, 2010	12	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

FORWARD SMALL CAP EQUITY FUND
ASSETS:
Investments, at value(a)	$352,018,495
Receivable for investments sold	10,169,519
Receivable for shares sold	470,394
Interest and dividends receivable	225,320
Other assets	80,135

Total Assets	362,963,863

LIABILITIES:
Payable for investments purchased	12,770,955
Payable for shares redeemed	476,245
Payable for collateral upon return of securities loaned	11,220,815
Payable to advisor	312,977
Payable for distribution and service fees	53,913
Payable to trustees	3,952
Payable for chief compliance officer fee	2,164
Accrued expenses and other liabilities	82,101

Total Liabilities	24,923,122

NET ASSETS	$338,040,741

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$457,544,524
Accumulated net investment loss	(1,623,426)
Accumulated net realized loss on investments	(148,761,750)
Net unrealized appreciation on investments	30,881,393

TOTAL NET ASSETS	$338,040,741

INVESTMENTS, AT COST	$321,137,102

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.29
Net Assets	$143,527,781
Shares of beneficial interest outstanding	10,796,808
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.79
Net Assets	$192,004,038
Shares of beneficial interest outstanding	13,921,721
Class A:
Net Asset Value, offering and redemption price per share	$13.32
Net Assets	$2,456,076
Shares of beneficial interest outstanding	184,399
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.13
Class M:
Net Asset Value, offering and redemption price per share	$13.79
Net Assets	$52,846
Shares of beneficial interest outstanding	3,832

(a) At June 30, 2010, securities with a market value of $10,763,715 were on loan to brokers.

See Notes to Financial Statements	13	June 30, 2010

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

FORWARD SMALL CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$1,501
Dividends	1,246,247
Securities lending income	23,674

Total Investment Income	1,271,422

EXPENSES:
Investment advisory fee	2,081,689
Administration fee	100,781
Custodian fee	15,303
Legal and audit fee	47,860
Transfer agent fee	173,315
Trustees' fees and expenses	10,129
Registration/filing fees	17,569
Reports to shareholder and printing fees	100,853
Distribution and service fees
Investor Class	329,356
Class A	4,800
Class M	5
ReFlow fees (Note 2)	13,095
Chief compliance officer fee	9,123
Other	11,615

Total expenses	2,915,493

NET INVESTMENT LOSS:	(1,644,071)

Net realized gain on investments	35,318,487
Net change in unrealized depreciation on investments	(61,869,586)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(26,551,099)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,195,170)

June 30, 2010	14	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment loss	$(1,644,071)	$(3,337,287)
Net realized gain/(loss) on investments	35,318,487	(2,740,868)
Net change in unrealized appreciation/(depreciation) on investments	(61,869,586)	79,425,418

Net increase/(decrease) in net assets resulting from operations	(28,195,170)	73,347,263

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	28,538,120	62,483,008
Cost of shares redeemed	(67,045,328)	(111,777,705)
Acquisition (Note 11)	—	4,839,602

Net decrease from share transactions	(38,507,208)	(44,455,095)

Institutional Class
Proceeds from sale of shares	24,394,003	85,225,777
Cost of shares redeemed	(38,421,196)	(60,714,239)
Acquisition (Note 11)	—	18,778,096

Net increase/(decrease) from share transactions	(14,027,193)	43,289,634

Class A
Proceeds from sale of shares	654,760	922,102
Cost of shares redeemed	(270,518)	(3,732,639)

Net increase/(decrease) from share transactions	384,242	(2,810,537)

Class M
Proceeds from sale of shares	88,460	—
Cost of shares redeemed	(26,753)	—

Net increase from share transactions	61,707	—

Net increase/(decrease) in net assets	$(80,283,622)	$69,371,265

NET ASSETS:
Beginning of period	418,324,363	348,953,098

End of period (including accumulated net investment income/(loss) of $(1,623,426) and $20,645, respectively)	$338,040,741	$418,324,363

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,924,615	5,039,026
Redeemed	(4,559,133)	(8,938,927)
Acquisition (Note 11)	—	393,713

Net decrease in shares outstanding	(2,634,518)	(3,506,188)

Institutional Class
Sold	1,605,079	6,665,507
Redeemed	(2,499,433)	(4,763,804)
Acquisition (Note 11)	—	1,477,010

Net increase/(decrease) in shares outstanding	(894,354)	3,378,713

See Notes to Financial Statements	15	June 30, 2010

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
Class A
Sold	44,686	77,638
Redeemed	(18,248)	(305,777)

Net increase/(decrease) in shares outstanding	26,438	(228,139)

Class M
Sold	5,586	—
Redeemed	(1,754)	—

Net increase in shares outstanding	3,832	—

(a) The Forward Small Cap Equity Fund began offering Class M shares on February 1, 2010.

June 30, 2010	16	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.45		$11.98	$19.71	$20.47		$19.40	$18.45
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.12)		(0.17)	(0.11)	(0.22)		(0.16)	(0.14)
Net realized and unrealized gain/(loss) on investments	(1.04)		2.64	(7.58)	1.76		1.96	1.91

Total from Investment Operations	(1.16)		2.47	(7.69)	1.54		1.80	1.77

LESS DISTRIBUTIONS:
From investment income	—		—	(0.04)	—		—	—
From capital gains	—		—	—	(2.30)		(0.75)	(0.82)

Total Distributions	—		—	(0.04)	(2.30)		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(b)	0.02	0.00	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.16)		2.47	(7.73)	(0.76)		1.07	0.95

NET ASSET VALUE, END OF PERIOD	$13.29		$14.45	$11.98	$19.71		$20.47	$19.40

TOTAL RETURN	(8.03	)%(e)	20.62%	(39.02)%	7.36%		9.34%	9.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$143,528		$194,146	$202,874	$386,404		$407,848	$323,125
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(1.02	)%(f)	(1.05)%	(0.60)%	(1.05)%		(0.79)%	(0.96)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.65	%(f)	1.70%	1.65%	1.71	%(d)	1.69%	1.73	%(c)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a		1.71%	1.98%
PORTFOLIO TURNOVER RATE	87	%(e)	203%	313%	232%		210%	181%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(d) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	17	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.98		$12.37	$20.27	$20.93		$19.77	$18.71
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.12)	(0.07)	(0.16)		(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.15)		2.73	(7.79)	1.80		1.95	1.96

Total from Investment Operations	(1.19)		2.61	(7.86)	1.64		1.90	1.88

LESS DISTRIBUTIONS:
From investment income	—		—	(0.04)	—		—	—
From capital gains	—		—	—	(2.30)		(0.75)	(0.82)

Total Distributions	—		—	(0.04)	(2.30)		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(b)	0.01	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.19)		2.61	(7.90)	(0.66)		1.16	1.06

NET ASSET VALUE, END OF PERIOD	$13.79		$14.98	$12.37	$20.27		$20.93	$19.77

TOTAL RETURN	(7.94	)%(d)	21.10%	(38.78)%	7.67%		9.63%	10.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$192,004		$221,890	$141,442	$178,787		$139,716	$34,442
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.67	)%(e)	(0.72)%	(0.25)%	(0.70)%		(0.47)%	(0.53)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.32	%(e)	1.36%	1.30%	1.37	%(c)	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a		1.39%	1.66%
PORTFOLIO TURNOVER RATE	87	%(d)	203%	313%	232%		210%	181%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(d) Not Annualized.

(e) Annualized.

June 30, 2010	18	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	PERIOD ENDED DECEMBER 31, 2005(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.49		$12.01	$19.75	$20.49		$19.41	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08)		(0.65)	(0.22)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain/(loss) on investments	(1.09)		3.13	(7.48)	1.84		2.02	3.20

Total from Investment Operations	(1.17)		2.48	(7.70)	1.56		1.80	3.10

LESS DISTRIBUTIONS:
From investment income	—		—	(0.04)	—		—	—
From capital gains	—		—	—	(2.30)		(0.75)	(0.82)

Total Distributions	—		—	(0.04)	(2.30)		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(c)	0.03	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.17)		2.48	(7.74)	(0.74)		1.08	2.28

NET ASSET VALUE, END OF PERIOD	$13.32		$14.49	$12.01	$19.75		$20.49	$19.41

TOTAL RETURN(d)	(8.07	)%(e)	20.65%	(38.99)%	7.45%		9.39%	18.13	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,456		$2,289	$4,637	$10,934		$14,379	$23,090
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(1.04	)%(f)	(1.02)%	(0.60)%	(0.96)%		(0.71)%	(0.82	)%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.71	%(f)	1.70%	1.61%	1.62	%(i)	1.59%	1.69	%(f)(g)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a		1.59%	1.92	%(f)
PORTFOLIO TURNOVER RATE	87	%(e)	203%	313%	232%		210%	181	%(h)

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) The Fund began offering Class A shares on May 2, 2005.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(i) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	19	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward Small Cap Equity Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD	$14.30
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.49)

Total from Investment Operations	(0.51)

NET DECREASE IN NET ASSET VALUE	(0.51)

NET ASSET VALUE, END OF PERIOD	$13.79

TOTAL RETURN	(3.57	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$53
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.57	)%(c)
Operating expenses	1.35	%(c)
PORTFOLIO TURNOVER RATE	87	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	20	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust has 33 registered funds. This semi-annual report describes one fund offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Small Cap Equity Fund (the “Fund”). The Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential.

The Fund offers Investor Class, Institutional Class, Class A and Class M shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Fund may invest a high percentage of its assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

21	June 30, 2010

Notes to Financial Statements (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world class commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

June 30, 2010	22

Notes to Financial Statements (Unaudited)

Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2010, the Fund had securities on loan valued at $10,763,715 and received cash collateral with a value of $11,220,815.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or

23	June 30, 2010

Notes to Financial Statements (Unaudited)

liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks(a)	$323,200,664	—	—	$323,200,664
Short-Term Bank Debt Instruments	17,597,016	—	—	17,597,016
Investments Purchased with Cash Collateral From Securities Loaned	11,220,815	—	—	11,220,815

Total	$352,018,495	—	—	$352,018,495

(a) For detailed sector descriptions, see the accompanying Portfolio of Investments.

For the six months ended June 30, 2010, the Fund did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment

June 30, 2010	24

Notes to Financial Statements (Unaudited)

company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/ or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a

25	June 30, 2010

Notes to Financial Statements (Unaudited)

rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2010 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2010, based on the Fund’s average daily net assets: 1.05% on assets up to and including $500 million and 1.00% on assets over $500 million.

The Trust and Forward Management have entered into an investment sub-advisory agreement with Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”) for the Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates based on the Fund’s average daily net assets of 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million.

Expense Limitations: In previous years, Forward Management had agreed to limit the total expenses of the classes of the Fund, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses. Pursuant to these agreements, the Fund would reimburse Forward Management for any fee waivers made by Forward Management, provided that any such reimbursements made by the Fund to Forward Management would not cause the Fund's expense limitation to exceed expense limitations in existence at the time the expense was incurred or at the time of the reimbursement, whichever is lower, and the reimbursement was made within three years after the expenses were incurred. During the six months ended June 30, 2010, Forward Management had not agreed to limit the expenses of the Fund.

For the six months ended June 30, 2010, there were no fee waivers or recoupment of previously waived fees for the Fund.

As of June 30, 2010, the balance of recoupable expenses for the Fund were as follows:

CLASS	2007(a)	2008(a)	2009(a)	2010	TOTAL
Investor Class	$8,745	$17,208	$6,652	N/A	$32,605
Institutional Class	109,803	170,351	28,313	N/A	308,467

(a) The recoupable expense balances include recoupable expenses from the reorganization of the Forward Mini-Cap Fund into the Fund.

June 30, 2010	26

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plan

The Fund has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act which allow the Fund to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, and up to 0.35% of the Fund’s average daily net assets attributable to Class A shares.

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) for Investor Class, Institutional Class, Class A and Class M shares that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plan and Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Fund’s transfer agent and dividend paying agent.

BBH is the Fund’s custodian.

5. Trustee and Officer Fees

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2010, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Fund, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Fund. The Trust receives no compensation from the Fund.

The Fund’s Chief Compliance Officer is employed by Forward Management. The Fund pays an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Fund. In addition, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

27	June 30, 2010

Notes to Financial Statements (Unaudited)

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor Class	National Financial Services, LLC	22.34%
	Charles Schwab & Co., Inc.	18.89%
	New York Life & Trust Co.	11.63%
	Donaldson, Lufkin & Jenrette	7.45%

Institutional Class	Prudential Investment Management	66.33%
	Charles Schwab & Co., Inc.	14.76%

Class A	Pershing, LLC	29.59%
	Wilmington Trust Retirement and Institutional Services Co.	24.88%
	LPL Financial Services	12.42%
	Raymond James Financial Services	7.21%
	JPMorgan Chase Bank	6.29%

Class M	Charles Schwab & Co., Inc.	62.33%
	Colorado State Bank & Trust	37.67%

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding temporary short-term securities, were $328,578,050 and $392,261,167, respectively, during the six months ended June 30, 2010.

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2010, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes were as follows:

Cost of Investments
Gross Unrealized Appreciation	$324,378,323
Gross Unrealized Depreciation	$44,135,938
Net Unrealized Appreciation	(16,495,766)

$27,640,172

Post October Loss: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Fund did not have any capital losses occurring between November 1, 2009 and December 31, 2009.

Capital Loss Carryforwards: As of December 31, 2009, the Fund had available for Federal income tax purposes unused capital losses of $1,277,033, which expire December 31, 2015, $99,466,625, which

June 30, 2010	28

Notes to Financial Statements (Unaudited)

expire December 31, 2016, and $76,687,200, which expire December 31, 2017. The amounts are subject to limitations under §382 of the Code.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund did not pay any distributions during the six months ended June 30, 2010 and the year ended December 31, 2009.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Transactions

Reorganization of Forward Mini-Cap Fund into the Fund: On April 29, 2009, the Board of Trustees, including all of the Independent Trustees, approved a reorganization of the Forward Mini-Cap Fund (the “Acquired Fund”) into the Fund. The purpose of the transaction was to combine two funds managed by the Sub-Advisor with substantially the same investment objectives and principal investment strategies. The reorganization did not require approval by the shareholders of the Acquired Fund.

As of the close of business on June 26, 2009, the assets of the Acquired Fund were acquired by the Fund in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Fund issued 1,477,010 and 393,713 shares of Institutional Class and Investor Class, respectively, in exchange for net assets of the Acquired Fund valued at $18,778,096 and $4,839,602, respectively. The investment portfolio of the Acquired Fund, with a fair value of $20,878,982 and identified cost of $17,163,354 at June 26, 2009, was the principal asset acquired by the Fund. On June 29, 2009, the combined value of the Acquired Fund (which included realized losses of $(1,919,025) and unrealized appreciation of $3,715,628) and the Fund was $382,213,035. Immediately prior to the merger, net assets of the Fund were $358,595,337. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaling $26,184,306 for potential utilization and is subject to tax limitations. The Fund’s pro forma results would not have been materially different from the financial statements that were presented for the year ended December 31, 2009, therefore, the pro forma disclosure has been omitted.

12. New Accounting Standards

Financial Accounting Standards Board (“FASB”) Issues Accounting Standards Update (“ASU”) 2010-06: In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Forward Management has evaluated this disclosure requirement of ASU 2010-06 and has implemented the disclosure requirement on the Fund’s financial statement disclosures. In addition, effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Forward Management is currently evaluating the impact this disclosure requirement of ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

29	June 30, 2010

Notes to Financial Statements (Unaudited)

13. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined there are no subsequent events that necessitated disclosures and/or adjustments.

June 30, 2010	30

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Reality Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on recycled paper using soy-based inks.	SAR FWD002695 082010

Semi-Annual Report June 30, 2010

Forward Global Infrastructure Fund

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Strategic Realty Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2010

1

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	J. Alan Reid Jr. Chief Executive Officer

Dear Shareholder:

Investors today demand a broad choice of investment tools to build solution-based portfolios. Forward’s recent acquisitions and partnerships have focused on adding a range of investment products to our fund family, including a number of alternative strategies funds which have emerged as key building blocks of investment portfolios in a changed investment climate.

Forward’s acquisitions have resulted in an expanded family of 32 funds unified under the Forward name, with $6 billion in assets under management as of June 30, 2010. Supplementing our core plus satellite fund lineup with alternative strategies has been one of the main drivers behind our acquisitions, and we now offer seven actively managed alternative strategies funds designed for both retail and institutional investors. Our lineup includes:

Forward Frontier Markets Fund

A portfolio that invests in securities that approximate the MSCI Frontier Markets Index.

Forward Long/Short Credit Analysis Fund

A long/short fund that seeks to maximize total rate of return and minimize investment risk using a credit- based, relative value investment strategy.

Forward Select Income Fund

A portfolio of preferred securities and high-income equities primarily issued by real estate companies that seeks high current income with the potential for modest long-term growth of capital.

Forward Strategic Alternatives Fund

Invests in assets classes with historically low correlations to stocks and bonds via exchange traded funds, exchange traded notes and structured notes.

Forward Strategic Realty Fund

A value-driven approach to real estate securities investing, providing targeted exposure to high-quality companies with the flexibility to invest in niche sectors as well as hedge the portfolio.

Forward Tactical Growth Fund

Tactical equity exposure in a mutual fund that seeks to manage risk with the flexibility to be long, short or neutral on the market.

In uncertain times like these, we think long-term investors may want to consider a fresh approach—one we call active exposure management. Exposure management is the continuous tuning of equity market exposure based on market conditions. The idea is to sidestep market downturns, and capitalize on positive and negative market movements. Forward launched the Forward Tactical Growth Fund in the fall of 2009 and the fund seeks to manage risk and enhance alpha with the flexibility to be long, short or market neutral. You can learn more by reading Forward Tactical Growth Fund: Portfolio Potential through Active Asset Allocation which is available on our web site at www.forwardfunds.com.

We also believe that shifting demographics and the low yield environment will conspire to enhance the attractiveness of income-generating securities. From Forward Select Income Fund, which focuses on Real Estate Investment Trust (REIT) preferred securities, to the Forward Long/Short Credit Analysis Fund, a long/short strategy focused on the credit markets, these total return strategies offer investors solid income-generating potential.

June 30, 2010	2

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. I am pleased that the shareholders of Forward Funds, as well as those formerly under the Accessor and Kensington names, now have seamless access to the 32 fund strategies that we offer, and that the expanded Forward Funds family offers our investors a wide selection of asset classes for building diverse portfolios seamlessly.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Funds may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The underlying investments of the Forward Tactical Growth Fund (such as Exchange Traded Funds (ETFs), futures and options on securities, securities indexes and shares of ETFs) involve heightened risks related to liquidity, increased volatility and unfavorable fluctuations in currency values. The underlying international and real estate investments will also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations. Investors will indirectly bear the expenses of the Fund’s underlying investments. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund.

The Forward Tactical Growth Fund was launched on September 14, 2009, and has a limited operating history.

The Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds will experience sudden and sharp price swings, which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

The Forward Frontier Markets Fund and Forward Strategic Alternatives Fund are not diversified funds and investors will indirectly bear the expenses of the funds’ underlying investments. The underlying investments of the Frontier Markets Fund and Strategic Alternatives Fund (such as structured notes, derivatives, commodities and levered Exchange Traded Funds or ETFs) may involve heightened risks related to liquidity, increased volatility, and unfavorable fluctuations in currency values. The underlying international and real estate investments may also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Alpha is a coefficient measuring risk-adjusted performance.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

3	June 30, 2010

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	Jim O’ Donnell, CFA* Chief Investment Officer

Dear Shareholder:

The markets have posted prodigious gains since the March 2009 lows, and the rebound from those dark days has been broad based. In the thirteen months from the March 2009 trough to the recent peak in late April 2010, the MSCI EAFE Index of international stocks rose more than 80%, the S&P 500 rebounded more than 84% and the small cap Russell 2000 Index was up roughly 119%. While impressive, clearly these are unsustainable rates of change. While we would like to see a continuation of the advance, the rational investor in each of us realizes that the market needs to take some time to digest the recent gains.

Scientists tell us that it can take anywhere from 24 to 48 hours for humans to digest a large Thanksgiving meal. In all likelihood the capital markets will take quite a bit longer than a few trading days to process this recent advance. The process for the capital markets is typically measured in weeks and months rather than in hours and days. We may encounter some rough patches along the way as concerns about sovereign debt, political risk and the shape of the economic recovery trigger bouts of volatility which could lead to some additional distress.

At times like these one is best served by taking a step back and looking at the big picture. It is important to realize that sovereign debt risk typically rears its ugly head at the end of a recession when depressed government tax receipts have been hard pressed to keep pace with stimulative government spending. Deficits tend to moderate as economic activity rebounds and tax receipts improve, and we are beginning to see early evidence of this improvement in the most recent quarter’s data.

Political elections can introduce dimensions of risk that challenge the markets as well. There is some statistical evidence that suggests the second year of a president’s term in office may be met with weak stock market performance. Couple those influences with heated debates concerning policies related to taxes, healthcare, energy, and financial services and it is easy to see why stocks may have difficulty making much headway in the short term. As the midterm elections take place, political uncertainties should abate, and it is interesting to note that evidence suggests the strongest year for a president’s term in office may be the third year. The data shows that the strongest part of the presidential election cycle may actually begin in the fourth quarter of the second year and continue on into the third year.

Certainly, the macroeconomic landscape has been marked by an uneven slope to the shape of the recovery. As we said in our 2009 year-end letter, we remain of the opinion that there will be fits and starts in the signs of an economic rebound. That said, from a bottom-up perspective, the majority of evidence suggests that business conditions around the world are improving for the overwhelming majority of companies and industries.

Amid the crosscurrents of risk, volatility, sentiment and fundamentals, investors have been best served to remain broadly diversified and to expect the unexpected. In June 2010, sentiment was acutely negative against international stocks and yet they posted strong outperformance relative to U.S. stocks. While the world appears to be shrinking from a communications and economic perspective, correlations are beginning to revert back to more traditional levels. We are encouraged by the potential for international real estate, frontier markets, international fixed income and global infrastructure opportunities to broaden the spectrum of diversification tools and add to the investment opportunity universe.

June 30, 2010	4

Please review the information in our semiannual report, including the performance of the Forward Funds in the first half of 2010. We thank you for the continued confidence that you place in our Funds.

Best regards,

Jim O’ Donnell, CFA*

Chief Investment Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Fund(s) may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the US & Canada.

*Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Alpha is a coefficient measuring risk-adjusted performance.

Sovereign debt is a debt instrument guaranteed by a government.

Political risk is a type of risk faced by investors, corporations, and governments. It is a risk that can be understood and managed with reasoned foresight and investment.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

5	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Global Infrastructure Fund(i)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	1.35%	-11.37%	06/29/07

Class A (load adjusted)(a)	-4.68%	-13.35%	06/29/07

Class A (without load)(b)	1.15%	-11.62%	06/29/07

Class B (with CDSC)(c)	-4.51%	-13.13%	06/29/07

Class B (without CDSC)(d)	0.42%	-12.28%	06/29/07

Class C (with CDSC)(e)	-0.64%	-12.30%	06/29/07

Class C (without CDSC)(f)	0.34%	-12.30%	06/29/07

Class M(g)	N/A	-12.20%	02/01/10

Forward International Real Estate Fund(j)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	12.37%	-7.32%	04/28/06

Class A (load adjusted)(a)	5.65%	-8.85%	04/28/06

Class A (without load)(b)	12.12%	-7.54%	04/28/06

Class B (with CDSC)(c)	6.60%	-8.58%	04/28/06

Class B (without CDSC)(d)	11.32%	-8.24%	04/28/06

Class C (with CDSC)(e)	10.38%	-8.24%	04/28/06

Class C (without CDSC)(f)	11.32%	-8.24%	04/28/06

Forward Real Estate Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return

Investor Class	47.59%	-2.19%	7.28%	6.92%	05/10/99

Institutional Class	46.51%	N/A	N/A	-15.04%	05/01/08

Class A (load adjusted)(a)	39.37%	N/A	N/A	30.79%	06/12/09

Class A (without load)(b)	47.81%	N/A	N/A	38.45%	06/12/09

Class C (with CDSC)(e)	45.68%	N/A	N/A	37.42%	06/12/09

Class C (without CDSC)(f)	46.68%	N/A	N/A	37.42%	06/12/09

June 30, 2010	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 9 for important performance disclosure information about the Forward Funds.

Forward Select Income Fund(l)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	52.54%	N/A	-0.30%	04/28/06

Class A (load adjusted)(a)	43.46%	-1.81%	7.37%	03/30/01

Class A (without load)(b)	52.19%	-0.63%	8.06%	03/30/01

Class B (with CDSC)(c)(h)	46.04%	-1.67%	7.23%	03/30/01

Class B (without CDSC)(d)(h)	51.04%	-1.43%	7.23%	03/30/01

Class C (with CDSC)(e)(h)	50.05%	-1.43%	7.22%	03/30/01

Class C (without CDSC)(f)(h)	51.05%	-1.43%	7.22%	03/30/01

Class M(g)	N/A	N/A	8.10%	02/01/10

Forward Strategic Realty Fund(m)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	56.26%	N/A	N/A	-9.50%	04/28/06

Class A (load adjusted)(a)	46.90%	-8.28%	5.22%	8.51%	09/15/99

Class A (without load)(b)	55.85%	-7.18%	5.85%	9.11%	09/15/99

Class B (with CDSC)(c)	49.65%	-8.09%	5.06%	8.30%	09/15/99

Class B (without CDSC)(d)	54.65%	-7.88%	5.06%	8.30%	09/15/99

Class C (with CDSC)(e)	53.71%	-7.87%	5.06%	8.30%	09/15/99

Class C (without CDSC)(f)	54.71%	-7.87%	5.06%	8.30%	09/15/99

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) Includes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(d) Excludes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(e) Includes the 1.00% contingent deferred sales charge (“CDSC”).

(f) Excludes the 1.00% contingent deferred sales charge (“CDSC”).

(g) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(h) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(i) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(j) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(k) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund. Proir to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(l) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(m) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

7	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

Because the Forward Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Investors in the Forward International Real Estate Fund should be aware of the risks involved with investing in a non-diversified fund concentrating in real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. These risks are discussed in the Fund’s prospectus. By itself the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments. There is no guarantee that the investment objective will be achieved. Investments in foreign securities involve additional risks such as greater volatility and political, economic and currency risks and differences in accounting methods.

For the Forward Real Estate Fund, investments in Real Estate Investment Trusts will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund.

Investments in Real Estate Investment Trusts will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

June 30, 2010	8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD GLOBAL INFRASTRUCTURE FUND
Institutional Class
Actual	$1,000.00	$846.90	1.24%	$5.66

Hypothetical	$1,000.00	$1,018.66	1.24%	$6.19
Class A
Actual	$1,000.00	$845.90	1.49%	$6.81

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Class B
Actual	$1,000.00	$843.40	2.24%	$10.23

Hypothetical	$1,000.00	$1,013.70	2.24%	$11.18

9	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD GLOBAL INFRASTRUCTURE FUND (continued)
Class C
Actual	$1,000.00	$843.00	2.24%	$10.23

Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18
Class M(c)
Actual	$1,000.00	$878.00	1.24%	$4.77

Hypothetical	$1,000.00	$1,018.63	1.24%	$6.23

FORWARD INTERNATIONAL REAL ESTATE FUND
Institutional Class
Actual	$1,000.00	$921.70	1.40%	$6.67

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
Class A
Actual	$1,000.00	$920.80	1.64%	$7.81

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class B
Actual	$1,000.00	$917.60	2.40%	$11.41

Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98
Class C
Actual	$1,000.00	$917.20	2.40%	$11.41

Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

FORWARD REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$1,035.50	1.60%	$8.08

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Class
Actual	$1,000.00	$1,038.00	1.20%	$6.06

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$1,035.70	1.45%	$7.32

Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class C
Actual	$1,000.00	$1,032.60	2.20%	$11.09

Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

June 30, 2010	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD SELECT INCOME FUND
Institutional Class
Actual	$1,000.00	$1,105.20	1.18%	$6.16

Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
Class A
Actual	$1,000.00	$1,104.20	1.43%	$7.45

Hypothetical	$1,000.00	$1,017.71	1.43%	$7.14
Class B
Actual	$1,000.00	$1,100.50	2.18%	$11.34

Hypothetical	$1,000.00	$1,014.00	2.18%	$10.87
Class C
Actual	$1,000.00	$1,099.70	2.18%	$11.34

Hypothetical	$1,000.00	$1,014.00	2.18%	$10.87
Class M(d)
Actual	$1,000.00	$1,081.00	1.20%	$5.11

Hypothetical	$1,000.00	$1,018.83	1.20%	$6.02

FORWARD STRATEGIC REALTY FUND
Institutional Class
Actual	$1,000.00	$1,112.70	1.41%	$7.39

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Class A
Actual	$1,000.00	$1,111.40	1.67%	$8.74

Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35
Class B
Actual	$1,000.00	$1,107.20	2.41%	$12.59

Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03
Class C
Actual	$1,000.00	$1,107.40	2.41%	$12.59

Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Global Infrastructure Fund began offering Class M shares on February 1, 2010.

(d) The Forward Select Income Fund began offering Class M shares on February 1, 2010.

11	June 30, 2010

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD GLOBAL INFRASTRUCTURE FUND
United States	20.61%

Canada	9.31%

France	8.74%

Brazil	6.86%

China	6.67%

Hong Kong	6.52%

Australia	6.08%

Italy	5.86%

United Kingdom	5.72%

Netherlands	4.97%

Germany	4.37%

Japan	3.03%

Spain	2.15%

Singapore	1.92%

Switzerland	1.30%

Russia	0.78%

Bermuda	0.70%

Mexico	0.68%

Chile	0.61%

Short-Term Bank Debt Instruments & Net Cash	3.12%
100.00%

FORWARD INTERNATIONAL REAL ESTATE FUND
Hong Kong	28.12%

Japan	19.47%

United Kingdom	11.10%

Australia	9.72%

Singapore	9.50%

France	9.04%

Canada	6.57%

Malaysia	1.56%

Sweden	1.29%

Finland	1.22%

Netherlands	0.90%

Norway	0.48%

China	0.21%

Spain	0.11%

Short-Term Bank Debt Instruments & Net Cash	0.71%
100.00%

FORWARD REAL ESTATE FUND
Retail REITs	23.34%

Residential REITs	15.65%

Office REITs	15.58%

Health Care	12.81%

Specialized REITs	8.05%

Diversified REITs	7.59%

Industrial REITs	7.46%

Lodging	5.36%

Forest Products	1.60%

Short-Term Bank Debt Instruments & Net Cash	2.56%
100.00%

FORWARD SELECT INCOME FUND
Retail REITs	30.65%

Office REITs	27.01%

Specialized REITs	25.87%

Industrial REITs	9.43%

Diversified REITs	9.13%

Residential REITs	8.20%

Mortgage REITs	4.41%

Forest Products	1.65%

Retail-Toy Store	1.42%

Real Estate Operating Companies	1.34%

Real Estate Services	1.29%

Oil & Gas Exploration & Production	0.84%

Marine	0.68%

Diversified Real Estate Activities	0.21%

June 30, 2010	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD SELECT INCOME (continued)
Integrated Telecommunication Service	0.20%

Asset Management & Custody Banks	0.16%

Short-Term Bank Debt Instruments & Net Cash	-22.49%
100.00%

FORWARD STRATEGIC REALTY FUND
Retail REITs	29.28%

Office REITs	15.55%

Lodging	15.32%

Residential REITs	12.66%

Health Care	8.35%

Industrial REITs	6.66%

Diversified REITs	5.71%

Mortgage REITs	4.45%

Specialized REITs	4.38%

Exchange-Traded Funds	3.13%

Forest Products	1.50%

Real Estate Development	0.93%

Homebuilding	0.93%

Real Estate Service	0.67%

Real Estate Operating Companies	0.40%

Short-Term Bank Debt Instruments & Net Cash	-9.92%
100.00%

13	June 30, 2010

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2010. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2010	14

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.88%
Australia: 6.08%

375,000	DUET Group(a)	$506,692

1,250,000	Intoll Group(a)	1,089,120

825,000	MAP Group(a)	1,848,958

575,000	Transurban Group(a)	2,041,057

		5,485,827

Bermuda: 0.70%

40,000	Energy XXI Bermuda, Ltd.(b)	631,200

Brazil: 6.86%

100,000	BM&F BOVESPA SA	648,199

100,000	Companhia de Concessoes Rodoviarias	2,049,862

13,487	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR(c)	557,553

177,250	Companhia Energetica de Minas Gerais, Sponsored ADR(c)	2,600,257

7,000	Ultrapar Participacoes SA, Sponsored ADR(c)	331,030

		6,186,901

Canada: 9.31%

95,900	Enbridge, Inc.	4,466,414

117,500	TransCanada Corp.	3,930,464

		8,396,878

Chile: 0.61%

27,500	Enersis SA, Sponsored ADR(c)	547,525

China: 6.67%

1,750,000	Dalian Port (PDA) Co., Ltd.(a)	757,609

950,000	Jiangsu Expressway Co., Ltd.(a)	859,208

4,500,000	Sichuan Expressway Co., Ltd.(a)	2,465,929

2,100,000	Zhejiang Expressway Co., Ltd.(a)	1,935,008

		6,017,754

France: 8.74%

28,000	Aeroports de Paris(a)	1,796,302

28,500	GDF Suez(a)	810,844

120,000	Groupe Eurotunnel SA(a)	810,986

37,500	Suez Environnement Co.(a)	618,835

92,500	Vinci SA(a)	3,840,758

		7,877,725

Shares		Value (Note 2)

Germany: 4.37%

33,000	E.ON AG(a)	$889,712

25,000	Fraport AG Frankfurt Airport Services Worldwide(a)	1,062,763

7,500	RWE AG(a)	491,592

16,700	Siemens AG(a)	1,496,874

		3,940,941

Hong Kong: 6.52%

700,000	China Merchants Holdings International Co., Ltd.(a)	2,310,876

2,500,000	China Water Affairs Group, Ltd.(a)	791,457

800,000	COSCO Pacific, Ltd.(a)	944,170

2,500,000	Guangdong Investment, Ltd.(a)	1,176,977

2,500,000	New Environmental Energy Holdings, Ltd.(a)(b)(d)	266,473

320,000	Noble Group, Ltd.(a)	386,776

		5,876,729

Italy: 5.86%

240,500	Atlantia SpA(a)	4,262,334

100,000	Danieli & C. Officine Meccaniche SpA(a)	1,022,183

		5,284,517

Japan: 3.03%

250,300	Kamigumi Co., Ltd.(a)	1,920,610

45,000	Komatsu, Ltd.(a)	810,276

		2,730,886

Mexico: 0.68%

13,500	Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	614,790

Netherlands: 4.97%

105,000	Koninklijke Vopak NV(a)	3,847,801

25,000	TNT NV(a)	629,677

		4,477,478

Russia: 0.78%

37,500	Gazprom OAO, Sponsored ADR(a)(c)	706,058

See Notes to Financial Statements	15	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

Singapore: 1.92%

325,000	Singapore Airport Terminal Services, Ltd.(a)	$619,481

700,000	SMRT Corp., Ltd.(a)	1,107,104

		1,726,585

Spain: 2.15%

135,000	Abertis Infraestructuras SA(a)	1,940,460

Switzerland: 1.30%

25,000	Foster Wheeler AG(b)	526,500

14,000	Transocean, Ltd.(b)	648,620

		1,175,120

United Kingdom: 5.72%

450,000	Centrica Plc(a)	1,985,836

245,000	National Grid Plc(a)	1,788,723

83,100	Scottish & Southern Energy Plc(a)	1,383,945

		5,158,504

United States: 20.61%

35,000	American Tower Corp., Class A(b)	1,557,500

9,000	Cameron International Corp.(b)	292,680

20,000	Carrizo Oil & Gas, Inc.(b)	310,600

8,500	Crown Castle International Corp.(b)	316,710

10,000	Fluor Corp.	425,000

95,000	Halliburton Co.	2,332,250

25,000	Insituform Technologies, Inc.(b)	512,000

12,500	McDermott International, Inc.(b)	270,750

46,000	The Mosaic Co.	1,793,080

15,000	NextEra Energy, Inc.	731,400

60,000	Petrohawk Energy Corp.(b)	1,018,200

28,000	PG & E Corp.	1,150,800

Shares		Value (Note 2)

25,000	PPL Corp.	$623,750

60,000	SandRidge Energy, Inc.(b)	349,800

9,000	SBA Communications Corp., Class A(b)	306,090

112,500	Spectra Energy Corp.	2,257,875

237,000	The Williams Cos., Inc.	4,332,359

		18,580,844

	Total Common Stocks (Cost $93,795,408)	87,356,722

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.10%
$89,901	JP Morgan Chase — New York 0.030%, 07/01/10	89,901

	Total Short-Term Bank Debt Instruments (Cost $89,901)	89,901

	Total Investments: 96.98% (Cost $93,885,309)	87,446,623

	Net Other Assets and Liabilities: 3.02%	2,724,940

	Net Assets: 100.00%	$90,171,563

(a) Fair valued security.

(b) Non-income producing security.

(c) ADR—American Depositary Receipt.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates Purchase	Security	Cost	Market Value	% of Net Assets
04/28/10 - 04/29/10	New Environmental Energy Holdings, Ltd.(a)(b)	$621,890	$266,473	0.30%

June 30, 2010	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 99.27%
Australia: 9.72%

150,000	CFS Retail Property Trust(a)	$237,096

1,000,000	Charter Hall Office REIT(a)	208,754

245,810	Commonwealth Property Office Fund(a)	190,958

614,697	Dexus Property Group(a)	394,431

1,280,000	ING Office Fund(a)	617,912

187,000	Mirvac Group(a)	204,220

130,017	Stockland(a)	403,523

165,144	Westfield Group(a)	1,678,145

		3,935,039

Canada: 6.57%

4,500	Allied Properties Real Estate Investment Trust	82,894

44,000	Brookfield Properties Corp.	617,914

18,200	Calloway Real Estate Investment Trust	357,657

21,000	Canadian Apartment Properties Real Estate Investment Trust	295,505

5,600	Canadian Real Estate Investment Trust	146,135

28,000	Chartwell Seniors Housing Real Estate Investment Trust	188,587

3,000	First Capital Realty, Inc.	38,354

16,000	InnVest Real Estate Investment Trust	88,826

16,500	Morguard Real Estate Investment Trust	204,593

4,400	Northern Property Real Estate Investment Trust	95,808

30,400	RioCan Real Estate Investment Trust	543,719

		2,659,992

China: 0.21%

70,000	Yanlord Land Group, Ltd.(a)	85,708

Finland: 1.22%

167,321	Citycon OYJ(a)	492,289

France: 9.04%

27,861	Klepierre(a)	769,772

12,466	Societe Fonciere Lyonnaise SA(a)	458,439

2,621	Societe Immobiliere de Location pour l’Industrie et le Commerce(a)	258,751

Shares		Value (Note 2)

13,338	Unibail-Rodamco SE(a)	$2,173,859

		3,660,821

Hong Kong: 28.10%

37,000	Cheung Kong Holdings, Ltd.(a)	427,009

252,000	Great Eagle Holdings, Ltd.(a)	640,607

200,000	Henderson Land Development Co., Ltd.(a)	1,171,411

379,000	Hongkong & Shanghai Hotels(a)	625,745

379,000	Hongkong Land Holdings, Ltd.(a)	1,873,397

408,000	Hysan Development Co., Ltd.(a)	1,153,360

122,000	Kerry Properties, Ltd.(a)	527,154

353,000	New World Development Co., Ltd.(a)	573,076

1,306,000	Prosperity REIT(a)	233,983

172,000	Shangri-La Asia, Ltd.(a)	317,463

204,100	Sun Hung Kai Properties, Ltd.(a)	2,791,266

215,000	Wharf Holdings, Ltd.(a)	1,041,580

		11,376,051

Japan: 19.47%

120	Advance Residence Investment Corp.(b)	156,082

80	DA Office Investment Corp.(a)	177,581

19,300	GOLDCREST Co., Ltd.(a)	333,565

23,000	Hulic Co., Ltd.(a)	172,768

25	JAPAN OFFICE Investment Corp.(a)	23,007

30	Japan Real Estate Investment Corp.(a)	244,368

176	Kenedix Realty Investment Corp.(a)	490,113

1,710	Kenedix, Inc.(a)(b)	281,619

126,000	Mitsubishi Estate Co., Ltd.(a)	1,754,130

109,800	Mitsui Fudosan Co., Ltd.(a)	1,528,248

43	Nippon Building Fund, Inc.(a)	341,185

917	Nippon Commercial Investment Corp.(a)	879,171

10,000	Nomura Real Estate Holdings, Inc.(a)	125,152

115	Nomura Real Estate Residential Fund, Inc.(a)	426,429

620	NTT Urban Development Corp.(a)	492,554

395	Starts Proceed Investment Co.(a)	386,465

14	Tokyu REIT, Inc.(a)	72,735

		7,885,172

See Notes to Financial Statements	17	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)
Malaysia: 1.56%

100,000	Genting Malaysia Bhd(a)	$83,892

350,000	IGB Corp. Bhd(a)	188,346

380,000	KLCC Property Holdings Bhd(a)	359,483

		631,721

Netherlands: 0.90%

7,500	Corio NV(a)	364,208

Norway: 0.48%

150,000	Norwegian Property ASA(a)(b)	195,918

Singapore: 9.50%

160,000	Allgreen Properties, Ltd.(a)	116,664

1,315,900	CapitaCommercial Trust(a)	1,139,763

231,500	CapitaLand, Ltd.(a)	590,306

466,000	CapitaMall Trust(a)	607,502

232,000	Keppel Land, Ltd.(a)	640,192

268,000	K-REIT Asia(a)	217,572

200,000	Parkway Life Real Estate Investment Trust(a)	193,597

306,000	Wing Tai Holdings, Ltd.(a)	342,214

		3,847,810

Spain: 0.11%

304,578	Inmobiliaria Colonial SA(a)(b)	46,296

Sweden: 1.29%

16,368	Fabege AB(a)	96,946

55,800	Hufvudstaden AB, Class A(a)	425,263

		522,209

United Kingdom: 11.10%

42,956	British Land Co., Plc(a)	277,465

33,100	Derwent London Plc(a)	615,444

123,800	Great Portland Estates Plc(a)	534,709

80,000	Hammerson Plc(a)	407,805

32,809	Land Securities Group Plc(a)	271,516

319,105	Minerva Plc(a)(b)	515,012

102,760	Segro Plc(a)	387,442

56,960	Shaftesbury Plc(a)	304,706

Shares		Value (Note 2)

380,000	Songbird Estates Plc(a)(b)	$869,463

975,000	Workspace Group Plc(a)	312,472

		4,496,034

	Total Common Stocks (Cost $39,430,508)	40,199,268

WARRANTS: 0.02%
Hong Kong: 0.02%

44,400	Henderson Land Development Co., Ltd., Warrants (expiring 06/01/11)(b)	7,526

	Total Warrants (Cost $0)	7,526

Par Value

SHORT -TERM BANK DEBT INSTRUMENTS: 1.82%
$737,215	Wells Fargo Bank & Co. - San Francisco 0.030%, 07/01/10	737,215

	Total Short -Term Bank Debt Instruments (Cost $737,215)	737,215

	Total Investments: 101.11% (Cost $40,167,723)	40,944,009

	Net Other Assets and Liabilities: (1.11)%	(450,298)

	Net Assets: 100.00%	$40,493,711

(a) Fair valued security.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2010	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.44%
Diversified REITs: 7.59%

25,172	Vornado Realty Trust	$1,836,297

24,400	Washington Real Estate Investment Trust	673,196

		2,509,493

Forest Products: 1.60%

15,053	Weyerhaeuser Co.	529,866

Health Care: 12.81%

34,900	HCP, Inc.	1,125,525

22,900	Health Care REIT, Inc.	964,548

36,000	OMEGA Healthcare Investors, Inc.	717,480

17,300	Senior Housing Properties Trust	347,903

23,000	Ventas, Inc.	1,079,850

		4,235,306

Industrial REITs: 7.46%

20,900	AMB Property Corp.	495,539

19,300	EastGroup Properties, Inc.	686,694

60,900	Monmouth Real Estate Investment Corp.	450,051

82,300	ProLogis	833,699

		2,465,983

Lodging: 5.36%

10,500	Chatham Lodging Trust(a)	187,635

60,000	FelCor Lodging Trust, Inc.(a)	299,400

4,300	Hospitality Properties Trust	90,730

88,585	Host Hotels & Resorts, Inc.	1,194,126

		1,771,891

Office REITs: 15.58%

15,800	Alexandria Real Estate Equities, Inc.	1,001,246

19,215	Boston Properties, Inc.	1,370,798

14,500	Digital Realty Trust, Inc.	836,360

43,700	Douglas Emmett, Inc.	621,414

13,330	Hudson Pacific Properties, Inc.(a)	229,943

11,100	Kilroy Realty Corp.	330,003

13,800	SL Green Realty Corp.	759,552

		5,149,316

Shares		Value (Note 2)

Residential REITs: 15.65%

26,700	American Campus Communities, Inc.	$728,643

20,600	Associated Estates Realty Corp.	266,770

12,000	AvalonBay Communities, Inc.	1,120,440

5,000	BRE Properties, Inc.	184,650

20,000	Camden Property Trust	817,000

42,800	Equity Residential	1,782,192

6,000	Home Properties, Inc.	270,420

		5,170,115

Retail REITs: 23.34%

37,000	Excel Trust, Inc.(a)	444,000

15,000	Federal Realty Investment Trust	1,054,050

49,100	Kimco Realty Corp.	659,904

22,000	The Macerich Co.	821,040

37,047	Simon Property Group, Inc.	2,991,545

20,900	Tanger Factory Outlet Centers, Inc.	864,842

46,000	Weingarten Realty Investors, Inc.	876,300

		7,711,681

Specialized REITs: 8.05%

17,700	Plum Creek Timber Co., Inc.	611,181

15,600	Public Storage, Inc.	1,371,396

19,700	Sovran Self Storage, Inc.	678,271

		2,660,848

	Total Common Stocks (Cost $24,803,458)	32,204,499

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.61%
$200,420	Citibank — New York 0.030%, due 7/1/10	200,420

	Total Short-Term Bank Debt Instruments (Cost $200,420)	200,420

	Total Investments: 98.05% (Cost $25,003,878)	32,404,919

	Net Other Assets and Liabilities: 1.95%	645,266

	Net Assets: 100.00%	$33,050,185

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	19	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

COMMON STOCKS: 7.80%
Asset Management & Custody Banks: 0.16%

55,988	W.P. Carey & Co., Llc	$1,547,508

Diversified REITs: 0.45%

150,000	Liberty Property Trust	4,327,500

Forest Products: 1.65%

454,929	Weyerhaeuser Co.	16,013,501

Integrated Telecommunication Service: 0.20%

70,000	Verizon Communications, Inc.	1,961,400

Marine: 0.68%

420,935	Navios Maritime Partners LP	6,633,936

Mortgage REITs: 2.11%

125,000	American Capital Agency Corp.	3,302,500

1,000,000	Annaly Capital Management, Inc.	17,149,999

		20,452,499

Office REITs: 0.77%

250,000	Mack-Cali Realty Corp.	7,432,500

Oil & Gas Exploration & Production: 0.84%

304,535	Linn Energy Llc	8,085,404

Retail REITs: 0.84%

803,818	Ramco-Gershenson Properties Trust	8,118,562

Specialized REITs: 0.10%

54,450	Chatham Lodging Trust(a)	973,022

	Total Common Stocks (Cost $79,785,002)	75,545,832

CONVERTIBLE PREFERRED STOCKS: 1.78%
Specialized REITs: 1.78%

439,184	FelCor Lodging Trust, Inc. Series A, 1.950%	8,897,868

10,000,000	NRFC NNN Holdings Llc 11.500%(c)	8,350,000

	Total Convertible Preferred Stocks (Cost $17,976,879)	17,247,868

PREFERRED STOCKS: 105.35%
Diversified REITs: 8.68%

	CapLease, Inc.

698,000	Series A, 8.125%(b)	16,689,180

Shares		Value (Note 2)

	Colonial Properties Trust

362,117	Series D, 8.125%(b)	$8,850,139

	Cousins Properties, Inc.

14,400	Series A, 7.750%	327,168

332,989	Series B, 7.500%(b)	7,155,934

	PS Business Parks, Inc.

122,532	Series H, 7.000%(b)	2,796,180

468,400	Series L, 7.600%(b)	11,363,384

102,400	Series O, 7.375%(b)	2,489,344

529,300	Series P, 6.700%(b)	11,776,925

	Vornado Realty LP

880,363	7.875%(b)	22,114,719

	Vornado Realty Trust

22,100	Series E, 7.000%(b)	515,151

		84,078,124

Industrial REITs: 7.05%

	AMB Property Corp.

239,400	Series M, 6.750%(b)	5,387,697

323,069	Series O, 7.000%(b)	7,706,811

469,707	Series P, 6.850%(b)	10,807,958

	First Industrial Realty Trust, Inc.

314,003	Series J, 7.250%(b)	5,331,771

	Monmouth Real Estate Investment Corp.

232,050	Series A, 7.625%(b)	5,511,188

	ProLogis

406,380	Series C, 8.540%(b)	19,430,043

421,070	Series F, 6.750%(b)	8,189,812

302,803	Series G, 6.750%(b)	5,947,051

		68,312,331

Mortgage REITs: 2.30%

	iStar Financial, Inc.

126,620	Series D, 8.000%(b)	1,772,680

686,700	Series E, 7.875%(b)	8,810,362

394,866	Series F, 7.800%(b)	5,081,925

216,607	Series G, 7.650%(b)	2,763,905

June 30, 2010	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
Mortgage REITs (continued): 2.30%

81,126	Series I, 7.500%(b)	$1,028,678

	NorthStar Realty Finance Corp.

30,791	Series A, 8.750%	491,732

160,031	Series B, 8.250%	2,350,855

		22,300,137

Office REITs: 26.24%

	Alexandria Real Estate Equities, Inc.

500,000	Series C, 8.375%(b)	12,810,000

	BioMed Realty Trust, Inc.

1,209,300	Series A, 7.375%(b)	29,506,920

	Brandywine Realty Trust

49,450	Series C, 7.500%(b)	1,163,559

54,300	Series D, 7.375%(b)	1,265,190

	Corporate Office Properties Trust

633,125	Series G, 8.000%(b)	16,182,675

15,300	Series H, 7.500%(b)	362,151

99,100	Series J, 7.625%(b)	2,398,220

	Digital Realty Trust, Inc.

753,465	Series A, 8.500%(b)	19,024,991

16,500	Series B, 7.875%	413,985

	Duke Realty Corp.

455,300	Series L, 6.600%(b)	9,383,733

274,773	Series N, 7.250%(b)	6,116,447

1,216,693	Series O, 8.375%(b)	31,317,677

	Highwoods Properties, Inc.

224,304	Series B, 8.000%(b)	5,556,010

	HRPT Properties Trust

24,500	Series B, 7.500%	484,855

786,380	Series B, 8.340%(b)	19,824,640

300,000	Series C, 7.125%(b)	6,834,000

531,555	Series D, 6.500%(b)	9,918,816

	Kilroy Realty Corp.

347,979	Series E, 7.800%(b)	8,539,405

150,969	Series F, 7.500%(b)	3,591,553

	Lexington Realty Trust

552,150	Series B, 8.050%(b)	12,246,687

Shares		Value (Note 2)

301,428	Series C, 6.500%(b)	$10,747,415

505,983	Series D, 7.550%(b)	10,372,652

	MPG Office Trust, Inc.

300,000	Series A, 7.625%	4,278,000

	Parkway Properties, Inc.

523,300	Series D, 8.000%(b)	12,577,516

	SL Green Realty Corp.

544,829	Series C, 7.625%(b)	12,934,240

270,382	Series D, 7.875%(b)	6,437,795

		254,289,132

Real Estate Operating Companies: 0.41%

	Forest City Enterprises, Inc.

191,423	7.375%(b)	3,933,743

Real Estate Services: 1.29%

	Grubb & Ellis Co.(b)(c)

160,000	12.000%	12,520,000

Residential REITs: 8.20%

	Apartment Investment & Management Co.

3,800	Series G, 9.375%	96,140

432,140	Series T, 8.000%(b)	10,390,806

1,032,639	Series U, 7.750%(b)	23,792,003

87,000	Series V, 8.000%	2,075,385

140,420	Series Y, 7.875%	3,311,104

	BRE Properties, Inc.

232,266	Series C, 6.750%(b)	5,353,731

483,000	Series D, 6.750%(b)	11,268,390

	Equity Residential

211,200	Series K, 8.290%(b)	12,394,800

	Mid-America Apartment Communities, Inc.

418,026	Series H, 8.300%(b)	10,722,367

		79,404,726

Retail REITs: 29.29%

	CBL & Associates Properties, Inc.

540,330	Series C, 7.750%(b)	12,049,359

See Notes to Financial Statements	21	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
Retail REITs (continued): 29.29%

728,779	Series D, 7.375%(b)	$15,515,705

	Cedar Shopping Centers, Inc.

381,223	Series A, 8.875%	9,420,020

	Developers Diversified Realty Corp.

737,143	Series G, 8.000%(b)	16,792,118

886,300	Series H, 7.375%(b)	18,266,643

227,700	Series I, 7.500%(b)	4,747,545

	Glimcher Realty Trust

698,508	Series F, 8.750%(b)	15,723,415

930,508	Series G, 8.125%(b)	20,052,447

	Kimco Realty Corp.

9,100	Series F, 6.650%(b)	214,669

815,447	Series G, 7.750%(b)	20,736,817

	National Retail Properties, Inc.

292,450	Series C, 7.375%(b)	6,960,310

	Regency Centers Corp.

139,525	Series C, 7.450%(b)	3,333,950

230,488	Series D, 7.250%(b)	5,319,663

	Saul Centers, Inc.

631,428	Series A, 8.000%(b)	15,836,214

635,013	Series B, 9.000%(b)	16,599,240

	Simon Property Group, Inc.

15,000	Series J, 8.375%(b)	875,625

	Tanger Factory Outlet Centers, Inc.

291,595	Series C, 7.500%(b)	7,435,673

	Taubman Centers, Inc.

792,866	Series G, 8.000%(b)	19,821,650

659,966	Series H, 7.625%(b)	15,707,191

	Urstadt Biddle Properties, Inc.

80,000	Series C, 8.500%(b)	8,358,000

481,400	Series D, 7.500%(b)	11,312,900

	Weingarten Realty Investors

250,000	Senior Notes, 8.100%	5,555,000

1,523,425	Series F, 6.500%(b)	33,210,665

		283,844,819

Shares		Value (Note 2)
Specialized REITs: 21.89%

	Ashford Hospitality Trust, Inc.

200,000	Series A, 8.550%(b)	$4,480,000

756,600	Series D, 8.450%(b)	15,177,396

	Eagle Hospitality Properties Trust, Inc.

641,300	Series A, 8.250%(b)	745,511

	Entertainment Properties Trust

391,296	Series B, 7.750%	8,784,595

123,700	Series C, 5.750%	2,135,062

129,744	Series D, 7.375%(b)	2,795,983

386,973	Series E, 9.000%(b)	9,945,206

	FelCor Lodging Trust, Inc.

227,500	Series C, 8.000%	4,495,400

	HCP, Inc.

10,400	Series E, 7.250%(b)	250,328

512,180	Series F, 7.100%(b)	11,769,896

	Health Care REIT, Inc.

184,550	Series D, 7.875%(b)	4,645,124

494,310	Series F, 7.625%(b)	12,135,311

	Hersha Hospitality Trust

493,433	Series A, 8.000%(b)	10,904,869

	Hospitality Properties Trust

186,733	Series B, 8.875%	4,673,927

488,329	Series C, 7.000%(b)	10,767,654

	LaSalle Hotel Properties

101,962	Series B, 8.375%	2,491,951

51,600	Series D, 7.500%	1,150,680

290,900	Series E, 8.000%(b)	6,711,063

362,250	Series G, 7.250%(b)	7,915,163

	LTC Properties, Inc.

1,266,508	Series F, 8.000%(b)	31,548,715

	Omega Healthcare Investors, Inc.

1,050,000	Series D, 8.375%(b)	27,069,000

	Sunstone Hotel Investors, Inc.

1,337,897	Series A, 8.000%(b)	31,507,474

		212,100,308

	Total Preferred Stocks (Cost $931,766,741)	1,020,783,320

June 30, 2010	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Principal Amount		Value (Note 2)

CORPORATE BONDS: 7.56%
Retail-Toy Store: 1.42%

	Toys R Us Property Co., Llc, Gtd. Notes

$12,500,000	10.750%, 07/15/17(b)	$13,718,750

Diversified Real Estate Activities: 0.21%

	Brookfield Asset Management, Inc., Sr. Unsec. Notes

2,000,000	7.375%, 03/01/33	2,011,136

Industrial REITs: 2.38%

	DuPont Fabros Technology LP, Gtd. Notes

1,500,000	8.500%, 12/15/17(b)(c)	1,545,000

	First Industrial LP, Sr. Unsec. Notes

10,549,000	5.750%, 01/15/16(b)	9,801,339

8,000,000	5.950%, 05/05/17(b)	7,497,152

1,750,000	7.500%, 12/01/17(b)	1,603,030

3,000,000	7.600%, 07/15/28(b)	2,608,164

		23,054,685

Real Estate Operating Companies: 0.93%

	Forest City Enterprises, Inc., Sr. Unsec. Notes

11,143,000	6.500%, 02/01/17(b)	8,970,115

Retail REITs: 0.52%

	Developers Diversified Realty Corp., Sr. Unsec. Notes

4,675,000	9.625%, 03/15/16(b)	5,080,056

Specialized REITs: 2.10%

	FelCor Lodging LP, Sr. Secured Notes

18,000,000	10.000%, 10/01/14(b)	18,900,000

	Senior Housing Properties Trust, Sr. Unsecured Notes

1,500,000	6.750%, 04/15/20	1,488,750

		20,388,750

	Total Corporate Bonds (Cost $65,618,411)	73,223,492

Par Value		Value (Note 2)

SHORT -TERM BANK DEBT INSTRUMENTS: 1.57%
$15,242,663	Citibank — New York

	0.030%, due 07/01/10	$15,242,663

	Total Short-Term Bank Debt Instruments (Cost $15,242,663)	15,242,663

	Total Investments: 124.06% (Cost $1,110,389,696)	1,202,043,175

	Net Other Assets and Liabilities: (24.06)%	(233,102,244)

	Net Assets: 100.00%	$968,940,931

(a) Non-income producing security.

(b) Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $664,004,282, representing 68.53% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $22,415,000, representing 2.31% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

REITs — Real Estate Investment Trusts

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	23	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Realty Fund

Shares		Value (Note 2)

COMMON STOCKS: 79.17%
Diversified REITs: 4.68%

52,237	Vornado Realty Trust(b)	$3,810,689

Forest Products: 1.50%

34,716	Weyerhaeuser Co.	1,222,003

Health Care: 8.35%

103,500	HCP, Inc.(b)	3,337,875

12,300	Health Care REIT, Inc.	518,076

32,700	Omega Healthcare Investors, Inc.	651,711

49,000	Ventas, Inc.(b)	2,300,550

		6,808,212

Homebuilding: 0.93%

28,300	M.D.C. Holdings, Inc.	762,685

Industrial REITs: 5.31%

43,200	AMB Property Corp.	1,024,272

10,100	First Potomac Realty Trust	145,137

109,200	Monmouth Real Estate Investment Corp., Class A	806,988

197,200	ProLogis	1,997,636

20,000	Terreno Realty Corp.(a)	354,200

		4,328,233

Lodging: 6.14%

340,000	FelCor Lodging Trust, Inc.(a)	1,696,600

190,688	Host Hotels & Resorts, Inc.(b)	2,570,474

17,700	Starwood Hotels & Resorts Worldwide, Inc.	733,311

		5,000,385

Mortgage REITs: 3.50%

48,700	Annaly Capital Management, Inc.(b)	835,205

50,600	American Capital Agency Corp.	1,336,852

188,600	Chimera Investment Corp.	680,846

		2,852,903

Office REITs: 11.45%

10,000	Alexandria Real Estate Equities, Inc.(b)	633,700

16,900	BioMed Realty Trust, Inc.	271,921

39,030	Boston Properties, Inc.(b)	2,784,400

60,800	Brandywine Realty Trust	653,600

Shares		Value (Note 2)

19,737	Corporate Office Properties Trust	$745,269

23,600	Digital Realty Trust, Inc.(b)	1,361,248

33,000	Duke Realty Corp.	374,550

32,670	Hudson Pacific Properties, Inc.(a)	563,558

22,900	Kilroy Realty Corp.	680,817

22,900	SL Green Realty Corp.(b)	1,260,416

		9,329,479

Real Estate Development: 0.93%

1,298,500	Soho China, Ltd.	760,400

Real Estate Operating Companies: 0.40%

200,000	Minerva Plc(a)	325,713

Residential REITs: 12.66%

17,700	American Campus Communities, Inc.	483,033

45,000	Associated Estates Realty Corp.	582,750

20,000	AvalonBay Communities, Inc.(b)	1,867,400

5,000	BRE Properties, Inc.	184,650

28,100	Camden Property Trust(b)	1,147,885

86,100	Equity Residential(b)	3,585,204

10,000	Essex Property Trust, Inc.	975,400

15,000	Home Properties, Inc.	676,050

42,408	UDR, Inc.	811,265

		10,313,637

Retail REITs: 20.04%

8,700	Equity One, Inc.	135,720

83,000	Excel Trust, Inc.(a)	996,000

15,600	Federal Realty Investment Trust(b)	1,096,212

63,753	General Growth Properties, Inc.	845,365

127,200	Kimco Realty Corp.(b)	1,709,568

32,100	Klepierre	893,608

39,400	Macerich Co.(b)	1,470,408

17,600	Pennsylvania Real Estate Investment Trust	215,072

157,700	Ramco-Gershenson Properties Trust	1,592,770

66,947	Simon Property Group, Inc.(b)	5,405,971

12,800	Tanger Factory Outlet Centers, Inc.	529,664

June 30, 2010	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Realty Fund

Shares		Value (Note 2)
Retail REITs (continued): 20.04%

140,700	Westfield Group	$1,442,530

		16,332,888

Specialized REITs: 3.28%

21,300	Chatham Lodging Trust(a)	380,631

15,000	Entertainment Properties Trust	571,050

25,400	LaSalle Hotel Properties	522,478

13,600	Public Storage(b)	1,195,576

		2,669,735

	Total Common Stocks (Cost $53,079,682)	64,516,962

EXCHANGE-TRADED FUNDS: 3.13%
87,400	ProShares UltraShort Real Estate(a)	2,552,954

	Total Exchange-Traded Funds (Cost $2,387,212)	2,552,954

PREFERRED STOCKS: 27.62%
Diversified REITs: 1.03%

	CapLease, Inc.

35,000	Series A, 8.125%	836,850

Industrial REITs: 1.35%

	First Industrial Realty Trust, Inc.

22,271	Series J, 7.250%	378,162

	ProLogis

15,000	8.540%	717,187

		1,095,349

Lodging: 9.18%

	Ashford Hospitality Trust, Inc.

40,400	Series D, 8.450%	810,424

55,000	FelCor Lodging Trust, Inc.	1,114,300

	Hersha Hospitality Trust

77,900	Series A, 8.000%	1,721,590

	LaSalle Hotel Properties

116,160	Series E, 8.000%	2,679,811

6,000	Series G, 7.25%	131,100

	Sunstone Hotel Investors, Inc.

43,300	Series A, 8.000%	1,019,715

		7,476,940

Shares		Value (Note 2)
Mortgage REITs: 0.95%

	Anworth Mortgage Asset Corp.

31,430	Series A, 8.625%	$775,378

Office REITs: 4.10%

	Lexington Realty Trust

51,900	Series B, 8.050%	1,151,142

106,920	Series D, 7.550%	2,191,860

		3,343,002

Real Estate Services: 0.67%

7,000	Grubb & Ellis Co.(c) 12.000%	547,750

Retail REITs: 9.24%

	CBL & Associates Properties, Inc.

100,000	Series C, 7.750%	2,230,000

115,330	Series D, 7.375%	2,455,376

	Developers Diversified Realty Corp.

17,300	Series I, 7.500%	360,705

	Glimcher Realty Trust

11,000	Series F, 8.750%	247,610

103,800	Series G, 8.125%	2,236,890

		7,530,581

Specialized REITs: 1.10%

	Entertainment Properties Trust

40,000	Series B, 7.750%	898,000

	Total Preferred Stocks (Cost $18,937,558)	22,503,850

	Total Investments: 109.92% (Cost $74,404,452)	89,573,766

	Net Other Assets and Liabilities: (9.92)%	(8,084,098)

	Net Assets: 100.00%	$81,489,668

See Notes to Financial Statements	25	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Realty Fund

Shares		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks

(20,000)	Apartment Investment & Management Co., Class A	$(387,400)

(10,000)	CBL & Associates Properties, Inc.	(124,400)

(96,500)	Hovnanian Enterprises, Inc.	(355,120)

(13,900)	Isle of Capri Casinos, Inc.	(128,714)

(10,000)	Las Vegas Sands Corp.	(221,400)

(10,000)	Lennar Corp., Class A	(139,100)

(5,000)	Pinnacle Entertainment, Inc.	(47,300)

(5,000)	St. Joe Co.	(115,800)

Exchange-Traded Funds

(10,000)	SPDR S&P Homebuilders ETF	(143,000)

	Total Securities Sold Short (Proceeds $1,861,799)	$(1,662,234)

Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN
(60)	Alexandria Real Estate Equities, Inc., Expires August 2010, Strike Price $80.00 Call	$(900)

(50)	Avalon Bay Communities, Inc., Expires July 2010, Strike Price $105.00 Call	(2,100)

(30)	Simon Property Group, Inc., Expires August 2010, Strike Price $100.00 Call	(870)

(100)	Simon Property Group, Inc., Expires July 2010, Strike Price $95.00 Call	(500)

	Total Options Written (Proceeds $20,356)	$(4,370)

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $22,298,465.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $547,750, representing 0.67% of net assets.

Percentages are stated as a percent of net assets.

June 30, 2010	26	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND
ASSETS:
Investments, at value	$87,446,623	$40,944,009
Foreign currency, at value (Cost $1,424,707 and $144,842, respectively)	1,429,221	143,909
Receivable for investments sold	882,231	0
Receivable for shares sold	107,172	245,336
Interest and dividends receivable	581,796	143,115
Other assets	55,900	51,568

Total Assets	90,502,943	41,527,937

LIABILITIES:
Payable for investments purchased	0	46,752
Payable for shares redeemed	154,712	892,030
Payable to advisor	58,438	15,307
Payable for distribution and service fees	22,028	15,543
Payable to trustees	1,195	125
Payable for chief compliance officer fee	1,287	198
Payable to ReFlow (Note 2)	925	92
Accrued expenses and other liabilities	92,795	64,179

Total Liabilities	331,380	1,034,226

NET ASSETS	$90,171,563	$40,493,711

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$178,997,820	$182,806,390
Accumulated net investment loss	(278,641)	(5,608,633)
Accumulated net realized loss on investments and foreign currency transactions	(82,105,915)	(137,481,390)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,441,701)	777,344

TOTAL NET ASSETS	$90,171,563	$40,493,711

INVESTMENTS, AT COST	$93,885,309	$40,167,723

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.07	$13.32
Net Assets	$29,667,853	$2,629,833
Shares of beneficial interest outstanding	1,846,142	197,430
Class A:
Net Asset Value, offering and redemption price per share	$16.07	$13.38
Net Assets	$46,573,116	$26,613,643
Shares of beneficial interest outstanding	2,897,852	1,989,103
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.05	$14.20
Class B:
Net Asset Value, offering and redemption price per share	$16.08	$13.42
Net Assets	$2,807,168	$1,474,606
Shares of beneficial interest outstanding	174,599	109,905
Class C:
Net Asset Value, offering and redemption price per share	$16.10	$13.40
Net Assets	$10,999,256	$9,775,629
Shares of beneficial interest outstanding	683,011	729,617
Class M:
Net Asset Value, offering and redemption price per share	$16.07	—
Net Assets	$124,170	—
Shares of beneficial interest outstanding	7,726	—

See Notes to Financial Statements	27	June 30, 2010

Statement of Assets and Liabilities (Unaudited)

	FORWARD REAL ESTATE FUND	FORWARD SELECT INCOME FUND
ASSETS:
Investments, at value	$32,404,919	$1,202,043,175
Receivable for investments sold	1,211,183	2,761,214
Receivable for shares sold	993	793,264
Interest and dividends receivable	77,569	12,667,522
Other assets	77,791	247,919

Total Assets	33,772,455	1,218,513,094

LIABILITIES:
Payable on loan (Note 2)	—	231,402,635
Payable on interest due on loan (Note 2)	—	19,888
Payable for investments purchased	642,331	15,374,846
Payable for shares redeemed	34,566	1,493,097
Payable to advisor	19,438	802,460
Payable for distribution and service fees	11,594	315,209
Payable to trustees	695	7,740
Payable for chief compliance officer fee	201	1,883
Payable to ReFlow (Note 2)	0	13,082
Accrued expenses and other liabilities	13,445	141,323

Total Liabilities	722,270	249,572,163

NET ASSETS	$33,050,185	$968,940,931

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$37,751,531	$1,072,734,343
Accumulated net investment income	192,659	5,000,822
Accumulated net realized loss on investments	(12,295,046)	(200,447,713)
Net unrealized appreciation on investments	7,401,041	91,653,479

TOTAL NET ASSETS	$33,050,185	$968,940,931

INVESTMENTS, AT COST	$25,003,878	$1,110,389,696

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.32	—
Net Assets	$21,687,622	—
Shares of beneficial interest outstanding	2,101,953	—
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.23	$21.18
Net Assets	$559,676	$204,278,375
Shares of beneficial interest outstanding	60,649	9,645,302
Class A:
Net Asset Value, offering and redemption price per share	$10.23	$21.21
Net Assets	$8,097,168	$504,614,355
Shares of beneficial interest outstanding	791,488	23,796,499
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.85	$22.50
Class B:
Net Asset Value, offering and redemption price per share	—	$21.02
Net Assets	—	$27,381,318
Shares of beneficial interest outstanding	—	1,302,382
Class C:
Net Asset Value, offering and redemption price per share	$10.34	$20.90
Net Assets	$2,705,719	$232,414,819
Shares of beneficial interest outstanding	261,687	11,120,898
Class M:
Net Asset Value, offering and redemption price per share	—	$21.18
Net Assets	—	$252,064
Shares of beneficial interest outstanding	—	11,902

June 30, 2010	28	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

FORWARD STRATEGIC REALTY FUND
ASSETS:
Investments, at value	$89,573,766
Foreign currency, at value (Cost $41,354)	41,125
Deposit with broker for securities sold short	1,912,719
Receivable for investments sold	1,846,957
Receivable for shares sold	41,994
Interest and dividends receivable	664,755
Other assets	65,457

Total Assets	94,146,773

LIABILITIES:
Securities sold short (Proceeds $1,861,799)	1,662,234
Options written at value (Premiums received $20,356)	4,370
Payable to custodian	417,860
Payable on loan (Note 2)	8,017,037
Payable on interest due on loan (Note 2)	688
Payable for investments purchased	2,312,541
Payable for shares redeemed	41,994
Payable to advisor	68,586
Payable for distribution and service fees	36,164
Payable to trustees	916
Payable for chief compliance officer fee	552
Payable to ReFlow (Note 2)	592
Accrued expenses and other liabilities	93,571

Total Liabilities	12,657,105

NET ASSETS	$81,489,668

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$268,131,304
Accumulated net investment income	710,462
Accumulated net realized loss on investments, securities sold short, option contracts and foreign currency transactions	(202,736,734)
Net unrealized appreciation on investments, securities sold short, option contracts and translation of assets and liabilities in foreign currencies	15,384,636

TOTAL NET ASSETS	$81,489,668

INVESTMENTS, AT COST	$74,404,452

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$20.16
Net Assets	$2,617,621
Shares of beneficial interest outstanding	129,856
Class A:
Net Asset Value, offering and redemption price per share	$19.67
Net Assets	$48,736,954
Shares of beneficial interest outstanding	2,477,624
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.87
Class B:
Net Asset Value, offering and redemption price per share	$19.56
Net Assets	$7,699,413
Shares of beneficial interest outstanding	393,595
Class C:
Net Asset Value, offering and redemption price per share	$19.54
Net Assets	$22,435,680
Shares of beneficial interest outstanding	1,148,291

See Notes to Financial Statements	29	June 30, 2010

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2010

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND
INVESTMENT INCOME:
Interest	$132	$94
Dividends	2,593,515	1,018,783
Foreign taxes withheld	(236,501)	(78,642)

Total Investment Income	2,357,146	940,235

EXPENSES:
Investment advisory fee	577,387	244,278
Administration fee	40,391	22,786
Custodian fee	32,499	43,426
Legal and audit fee	34,565	14,457
Transfer agent fee	68,980	53,755
Trustees’ fees and expenses	4,505	1,533
Registration/filing fees	26,839	37,209
Reports to shareholder and printing fees	21,201	9,648
Distribution and service fees
Class A	77,293	41,113
Class B	18,199	8,915
Class C	65,968	54,342
Chief compliance officer fee	3,736	1,101
ReFlow fees (Note 2)	17,062	5,695
Other	5,766	1,695

Total expenses before waiver	994,391	539,953
Less fees waived/reimbursed by investment advisor (Note 3)	(38,715)	(94,865)

Total net expenses	955,676	445,088

NET INVESTMENT INCOME:	1,401,470	495,147

Net realized gain/(loss) on investments	(11,762,958)	1,435,906
Net realized loss on foreign currency transactions	(4,143,683)	(63,927)
Net change in unrealized depreciation on investments	(6,176,997)	(5,809,777)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	8,708	(3,975)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(22,074,930)	(4,441,773)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,673,460)	$(3,946,626)

June 30, 2010	30	See Notes to Financial Statements

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2010

	FORWARD REAL ESTATE FUND	FORWARD SELECT INCOME FUND
INVESTMENT INCOME:
Interest	$6,655	$4,444,382
Dividends	655,822	51,154,756
Foreign taxes withheld	0	(348)

Total Investment Income	662,477	55,598,790

EXPENSES:
Interest on loan	—	1,566,130
Investment advisory fee	147,482	4,827,440
Administration fee	12,413	231,199
Custodian fee	1,774	16,604
Legal and audit fee	19,269	121,480
Transfer agent fee	18,493	240,090
Trustees’ fees and expenses	602	23,018
Registration/filing fees	11,475	35,435
Reports to shareholder and printing fees	7,923	104,645
Distribution and service fees
Investor Class	45,108	—
Class A	10,840	647,570
Class B	—	144,700
Class C	14,443	1,134,839
Chief compliance officer fee	820	19,291
ReFlow fees (Note 2)	347	52,612
Other	771	17,503

Total expenses before waiver	291,760	9,182,556
Less fees waived/reimbursed by investment advisor (Note 3)	(13,159)	—

Total Expenses	278,601	9,182,556

NET INVESTMENT INCOME:	383,876	46,416,234

Net realized gain on investments	2,068,789	1,798,435
Net change in unrealized appreciation/(depreciation) on investments	(1,131,728)	41,060,912

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	937,061	42,859,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,320,937	$89,275,581

See Notes to Financial Statements	31	June 30, 2010

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2010

FORWARD STRATEGIC REALTY FUND
INVESTMENT INCOME:
Interest	$202
Dividends	2,215,589
Foreign taxes withheld	(906)

Total Investment Income	2,214,885

EXPENSES:
Interest on loan	20,040
Investment advisory fee	380,044
Administration fee	22,953
Custodian fee	4,961
Legal and audit fee	23,187
Transfer agent fee	63,605
Trustees’ fees and expenses	2,169
Registration/filing fees	12,974
Reports to shareholder and printing fees	20,883
Distribution and service fees
Class A	52,295
Class B	42,582
Class C	118,813
Chief compliance officer fee	1,886
ReFlow fees (Note 2)	2,559
Other	2,446

Total Expenses	771,397

NET INVESTMENT INCOME:	1,443,488

Net realized gain on investments	5,042,697
Net realized gain on securities sold short	7,533
Net realized gain on option contracts	23,195
Net realized gain on foreign currency transactions	52,601
Net change in unrealized appreciation on investments	134,388
Net change in unrealized appreciation on securities sold short	199,565
Net change in unrealized appreciation on option contracts	15,986
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(217)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	5,475,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,919,236

June 30, 2010	32	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$1,401,470	$3,292,528
Net realized loss on investments	(11,762,958)	(19,224,008)
Net realized gain on option contracts	0	68,932
Net realized loss on foreign currency	(4,143,683)	(112,568)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and option contracts	(6,168,289)	52,300,033

Net increase/(decrease) in net assets resulting from operations	(20,673,460)	36,324,917

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(642,559)	(1,653,872)
Class A	(936,642)	(1,803,467)
Class B	(43,342)	(62,319)
Class C	(173,249)	(233,087)
Class M	(3,629)	—

Total distributions	(1,799,421)	(3,752,745)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	15,699,938	36,116,804
Issued to shareholders in reinvestment of distributions	607,196	1,608,180
Cost of shares redeemed, net of redemption fees	(45,045,497)	(15,351,666)

Net increase/(decrease) from share transactions	(28,738,363)	22,373,318

Class A
Proceeds from sale of shares	6,584,635	29,346,851
Issued to shareholders in reinvestment of distributions	845,792	1,582,482
Cost of shares redeemed, net of redemption fees	(24,010,947)	(36,036,066)

Net decrease from share transactions	(16,580,520)	(5,106,733)

Class B
Proceeds from sale of shares	47,054	406,649
Issued to shareholders in reinvestment of distributions	23,715	39,148
Cost of shares redeemed, net of redemption fees	(746,257)	(944,892)

Net decrease from share transactions	(675,488)	(499,095)

Class C
Proceeds from sale of shares	638,903	2,361,192
Issued to shareholders in reinvestment of distributions	142,585	192,900
Cost of shares redeemed, net of redemption fees	(2,477,350)	(6,364,791)

Net decrease from share transactions	(1,695,862)	(3,810,699)

Class M
Proceeds from sale of shares	198,320	—
Issued to shareholders in reinvestment of distributions	3,629	—
Cost of shares redeemed	(54,420)	—

Net increase from share transactions	147,529	—

Net increase/(decrease) in net assets	$(70,015,585)	$45,528,963

See Notes to Financial Statements	33	June 30, 2010

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
NET ASSETS:
Beginning of period	$160,187,148	$114,658,185

End of period (including accumulated net investment income/(loss) of $(278,641) and $119,310, respectively)	$90,171,563	$160,187,148

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	834,412	2,235,427
Distributions reinvested	37,504	91,085
Redeemed	(2,508,783)	(969,275)

Net increase/(decrease) in shares outstanding	(1,636,867)	1,357,237

Class A
Sold	352,071	1,832,385
Distributions reinvested	52,242	91,199
Redeemed	(1,299,423)	(2,229,625)

Net decrease in shares outstanding	(895,110)	(306,041)

Class B
Sold	2,457	28,780
Distributions reinvested	1,464	2,342
Redeemed	(43,152)	(59,574)

Net decrease in shares outstanding	(39,231)	(28,452)

Class C
Sold	34,148	151,853
Distributions reinvested	8,785	11,602
Redeemed	(134,913)	(391,369)

Net decrease in shares outstanding	(91,980)	(227,914)

Class M
Sold	10,844	—
Distributions reinvested	224	—
Redeemed	(3,342)	—

Net increase in shares outstanding	7,726	—

(a) The Forward Global Infrastructure Fund began offering Class M shares on February 1, 2010.

June 30, 2010	34	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$495,147	$929,962
Net realized gain/(loss) on investments	1,435,906	(31,123,125)
Net realized gain/(loss) on foreign currency	(63,927)	3,132,004
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(5,813,752)	41,240,358

Net increase/(decrease) in net assets resulting from operations	(3,946,626)	14,179,199

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(164,033)	(429,826)
Class A	(1,836,097)	(4,517,586)
Class B	(92,834)	(212,705)
Class C	(609,961)	(1,233,835)

Total distributions	(2,702,925)	(6,393,952)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	4,379,807	2,954,044
Issued to shareholders in reinvestment of distributions	151,111	373,864
Cost of shares redeemed, net of redemption fees	(5,035,038)	(5,686,637)
Acquisition (Note 11)	—	220,810

Net decrease from share transactions	(504,120)	(2,137,919)

Class A
Proceeds from sale of shares	1,982,523	5,131,443
Issued to shareholders in reinvestment of distributions	1,576,197	3,422,389
Cost of shares redeemed, net of redemption fees	(10,590,099)	(23,697,065)
Acquisition (Note 11)	—	4,296,974

Net decrease from share transactions	(7,031,379)	(10,846,259)

Class B
Proceeds from sale of shares	—	70,922
Issued to shareholders in reinvestment of distributions	66,858	153,608
Cost of shares redeemed, net of redemption fees	(340,281)	(972,207)
Acquisition (Note 11)	—	597,649

Net decrease from share transactions	(273,423)	(150,028)

Class C
Proceeds from sale of shares	734,854	327,636
Issued to shareholders in reinvestment of distributions	548,440	1,119,413
Cost of shares redeemed, net of redemption fees	(1,831,591)	(7,021,581)
Acquisition (Note 11)	—	2,919,412

Net decrease from share transactions	(548,297)	(2,655,120)

Net decrease in net assets	$(15,006,770)	$(8,004,079)

NET ASSETS:
Beginning of period	55,500,481	63,504,560

End of period (including accumulated net investment loss of $(5,608,633) and $(3,400,855), respectively)	$40,493,711	$55,500,481

See Notes to Financial Statements	35	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	292,163	179,227
Distributions reinvested	11,152	24,547
Redeemed	(333,602)	(411,904)
Acquisition (Note 11)	—	15,309

Net decrease in shares outstanding	(30,287)	(192,821)

Class A
Sold	129,084	356,673
Distributions reinvested	115,982	223,979
Redeemed	(709,668)	(1,785,568)
Acquisition (Note 11)	—	297,843

Net decrease in shares outstanding	(464,602)	(907,073)

Class B
Sold	—	5,069
Distributions reinvested	4,905	10,001
Redeemed	(22,426)	(71,815)
Acquisition (Note 11)	—	41,462

Net decrease in shares outstanding	(17,521)	(15,283)

Class C
Sold	48,479	21,897
Distributions reinvested	40,297	72,929
Redeemed	(120,852)	(541,292)
Acquisition (Note 11)	—	202,743

Net decrease in shares outstanding	(32,076)	(243,723)

June 30, 2010	36	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009(a)
OPERATIONS:
Net investment income	$383,876	$555,834
Net realized gain/(loss) on investments	2,068,789	(7,042,492)
Net change in unrealized appreciation/(depreciation) on investments	(1,131,728)	13,523,072

Net increase in net assets resulting from operations	1,320,937	7,036,414

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class
From net investment income
Investor Class	(145,220)	(344,157)
Institutional Class	(5,790)	(47,017)
Class A	(62,870)	(189,820)
Class C	(7,581)	(19,110)

Total distributions	(221,461)	(600,104)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	3,005,040	7,040,175
Issued to shareholders in reinvestment of distributions	143,228	340,393
Cost of shares redeemed	(4,380,924)	(7,791,631)

Net decrease from share transactions	(1,232,656)	(411,063)

Institutional Class
Proceeds from sale of shares	2,338	474,912
Issued to shareholders in reinvestment of distributions	5,658	46,031
Cost of shares redeemed	(51,427)	(3,935,602)
Acquisition (Note 11)	—	798,443

Net decrease from share transactions	(43,431)	(2,616,216)

Class A
Proceeds from sale of shares	75,331	284,782
Issued to shareholders in reinvestment of distributions	49,858	149,671
Cost of shares redeemed	(1,330,764)	(2,874,638)
Acquisition (Note 11)	—	8,841,951

Net increase/(decrease) from share transactions	(1,205,575)	6,401,766

Class C
Proceeds from sale of shares	13,570	44,006
Issued to shareholders in reinvestment of distributions	6,687	16,381
Cost of shares redeemed	(301,405)	(512,436)
Acquisition (Note 11)	—	2,543,047

Net increase/(decrease) from share transactions	(281,148)	2,090,998

Net increase/(decrease) in net assets	$(1,663,334)	$11,901,795

NET ASSETS:
Beginning of period	34,713,519	22,811,724

End of period (including accumulated net investment income of $192,659 and $30,244, respectively)	$33,050,185	$34,713,519

See Notes to Financial Statements	37	June 30, 2010

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	284,790	895,970
Distributions reinvested	13,650	42,057
Redeemed	(410,058)	(1,009,024)

Net decrease in shares outstanding	(111,618)	(70,997)

Institutional Class
Sold	249	58,070
Distributions reinvested	604	6,862
Redeemed	(5,156)	(570,479)
Acquisition (Note 11)	—	109,891

Net decrease in shares outstanding	(4,303)	(395,656)

Class A
Sold	7,361	37,242
Distributions reinvested	4,803	16,777
Redeemed	(129,632)	(327,906)
Acquisition (Note 11)	—	1,182,743

Net increase/(decrease) in shares outstanding	(117,468)	908,856

Class C
Sold	1,305	5,196
Distributions reinvested	629	1,942
Redeemed	(28,328)	(59,228)
Acquisition (Note 11)	—	340,171

Net increase/(decrease) in shares outstanding	(26,394)	288,081

(a) The Forward Real Estate Fund began offering Class A and Class C shares on June 12, 2009.

June 30, 2010	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$46,416,234	$67,668,557
Net realized gain/(loss) on investments	1,798,435	(19,340,397)
Net change in unrealized appreciation on investments	41,060,912	305,575,446

Net increase in net assets resulting from operations	89,275,581	353,903,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(10,105,094)	(11,343,065)
Class A	(25,637,246)	(33,979,615)
Class B	(1,257,160)	(2,327,189)
Class C	(10,435,900)	(14,345,155)
Class M	(7,440)	—
From return of capital
Institutional Class	—	(3,356,863)
Class A	—	(10,055,917)
Class B	—	(688,708)
Class C	—	(4,245,301)
Class M	—	—

Total distributions	(47,442,840)	(80,341,813)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	138,902,505	94,317,016
Issued to shareholders in reinvestment of distributions	8,861,020	12,689,754
Cost of shares redeemed, net of redemption fees	(90,439,962)	(87,635,481)

Net increase from share transactions	57,323,563	19,371,289

Class A
Proceeds from sale of shares	177,947,354	180,563,982
Issued to shareholders in reinvestment of distributions	18,451,874	30,643,687
Cost of shares redeemed, net of redemption fees	(156,386,604)	(121,786,176)

Net increase from share transactions	40,012,624	89,421,493

Class B
Proceeds from sale of shares	367,859	2,471,497
Issued to shareholders in reinvestment of distributions	702,247	1,721,076
Cost of shares redeemed, net of redemption fees	(4,957,214)	(7,584,084)

Net decrease from share transactions	(3,887,108)	(3,391,511)

Class C
Proceeds from sale of shares	29,153,089	52,750,398
Issued to shareholders in reinvestment of distributions	6,203,168	11,305,739
Cost of shares redeemed, net of redemption fees	(23,918,428)	(25,077,667)

Net increase from share transactions	11,437,829	38,978,470

See Notes to Financial Statements	39	June 30, 2010

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2009
Class M
Proceeds from sale of shares	$251,014	—
Issued to shareholders in reinvestment of distributions	7,440	—
Cost of shares redeemed	(192)	—

Net increase from share transactions	258,262	—

Net increase in net assets	$146,977,911	$417,941,534

NET ASSETS:
Beginning of period	821,963,020	404,021,486

End of period (including accumulated net investment income of $5,000,822 and $6,027,428, respectively)	$968,940,931	$821,963,020

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	6,494,928	6,179,788
Distributions reinvested	412,452	786,338
Redeemed	(4,206,452)	(5,495,367)

Net increase in shares outstanding	2,700,928	1,470,759

Class A
Sold	8,268,694	11,968,310
Distributions reinvested	856,630	1,924,553
Redeemed	(7,307,785)	(7,740,868)

Net increase in shares outstanding	1,817,539	6,151,995

Class B
Sold	17,316	194,758
Distributions reinvested	32,897	115,142
Redeemed	(233,859)	(473,860)

Net decrease in shares outstanding	(183,646)	(163,960)

Class C
Sold	1,371,980	3,571,389
Distributions reinvested	292,541	733,555
Redeemed	(1,131,361)	(1,604,212)

Net increase in shares outstanding	533,160	2,700,732

Class M
Sold	11,561	—
Distributions reinvested	350	—
Redeemed	(9)	—

Net increase in shares outstanding	11,902	—

(a) The Forward Select Income Fund began offering Class M shares on February 1, 2010.

June 30, 2010	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD STRATEGIC REALTY FUND
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$1,443,488	$4,124,324
Net realized gain/(loss) on investments	5,042,697	(7,058,909)
Net realized gain/(loss) on securities sold short	7,533	(316,404)
Net realized gain on option contracts	23,195	152,584
Net realized gain/(loss) on foreign currency transactions	52,601	(5,385)
Net change in unrealized appreciation on investments, securities sold short, option contracts and foreign currency translation	349,722	28,021,020

Net increase in net assets resulting from operations	6,919,236	24,917,230

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(39,383)	(65,933)
Class A	(745,727)	(2,355,442)
Class B	(102,907)	(380,157)
Class C	(297,249)	(955,173)

Total distributions	(1,185,266)	(3,756,705)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	2,953,075	2,358,653
Issued to shareholders in reinvestment of distributions	37,242	47,558
Cost of shares redeemed	(2,014,882)	(1,859,276)

Net increase from share transactions	975,435	546,935

Class A
Proceeds from sale of shares	14,947,553	3,483,124
Issued to shareholders in reinvestment of distributions	601,095	1,770,457
Cost of shares redeemed, net of redemption fees (Note 7)	(5,698,837)	(24,410,777)

Net increase/(decrease) from share transactions	9,849,811	(19,157,196)

Class B
Proceeds from sale of shares	51,028	294,345
Issued to shareholders in reinvestment of distributions	81,512	301,240
Cost of shares redeemed, net of redemption fees (Note 7)	(1,995,370)	(4,152,091)

Net decrease from share transactions	(1,862,830)	(3,556,506)

Class C
Proceeds from sale of shares	384,989	1,230,438
Issued to shareholders in reinvestment of distributions	249,004	790,583
Cost of shares redeemed, net of redemption fees (Note 7)	(3,585,465)	(7,953,561)

Net decrease from share transactions	(2,951,472)	(5,932,540)

Net increase/(decrease) in net assets	$11,744,914	$(6,938,782)

NET ASSETS:
Beginning of period	69,744,754	76,683,536

End of period (including accumulated net investment income of $710,462 and $452,240, respectively)	$81,489,668	$69,744,754

See Notes to Financial Statements	41	June 30, 2010

Statement of Changes in Net Assets

	FORWARD STRATEGIC REALTY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	146,493	135,550
Distributions reinvested	1,811	3,465
Redeemed	(99,938)	(110,779)

Net increase in shares outstanding	48,366	28,236

Class A
Sold	717,237	267,783
Distributions reinvested	30,036	142,171
Redeemed	(288,957)	(1,748,511)

Net increase/(decrease) in shares outstanding	458,316	(1,338,557)

Class B
Sold	2,377	22,782
Distributions reinvested	4,086	26,260
Redeemed	(100,881)	(308,768)

Net decrease in shares outstanding	(94,418)	(259,726)

Class C
Sold	19,579	99,768
Distributions reinvested	12,499	66,956
Redeemed	(181,750)	(633,959)

Net decrease in shares outstanding	(149,672)	(467,235)

June 30, 2010	42	See Notes to Financial Statements

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2010

FORWARD SELECT INCOME FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$89,275,581
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of investment securities	(614,364,601)
Proceeds from sale of investment securities	466,155,718
Net proceeds from short-term investment securities	(108,319)
Discount and premiums amortized	(1,259,437)
Net realized gain on investment securities	(1,798,435)
Net change in unrealized appreciation on investments	(41,060,912)
Changes in assets and liabilities:
Decrease in receivable for fund shares sold	226,106
Increase in receivable on investments sold	(999,584)
Increase in interest and dividends receivable	(301,442)
Increase in other assets	(1,888)
Decrease in payable on interest	(17,833)
Increase in payable for shares redeemed	653,242
Increase in payable for investments purchased	4,178,358
Increase in payable for advisor	83,691
Increase in payable for distribution and service fees	23,950
Increase in payable to trustees	6,806
Decrease in payable for chief compliance officer fee	(1,319)
Increase in payable for ReFlow fee (Note 2)	13,082
Increase in accrued expenses and other liabilities	41,935

Net cash used in operating activities	(99,255,301)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by loan	41,552,971
Proceeds from sale of shares	346,621,821
Cost of shares redeemed	(275,702,400)
Cash distributions paid	(13,217,091)

Net cash provided by financing activities	99,255,301

NET CHANGE IN CASH FOR THE PERIOD	0
CASH, BEGINNING OF PERIOD	0

CASH, END OF PERIOD	$0

Non-cash financing activities not included herein consist of reinvestment of distributions of $34,225,749. Cash paid for interest during the period was $1,583,963.

See Notes to Financial Statements	43	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.39		$15.37	$27.11		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.27		0.45	0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	(3.24)		4.08	(11.80)		2.06

Total from Investment Operations	(2.97)		4.53	(11.33)		2.30

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.51)	(0.39)		(0.12)
From capital gains	—		—	(0.04)		(0.07)
Tax return of capital	—		—	(0.00	)(e)	—

Total Distributions	(0.35)		(0.51)	(0.43)		(0.19)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (e)	0.02		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.32)		4.02	(11.74)		2.11

NET ASSET VALUE, END OF PERIOD	$16.07		$19.39	$15.37		$27.11

TOTAL RETURN	(15.31	)%(f)	29.84%	(42.05)%		9.20	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$29,668		$67,523	$32,664		$18,870
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.41	%(g)	2.63%	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.24	%(g)	1.24%	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.29	%(g)	1.32%	1.44%		1.56	%(g)
PORTFOLIO TURNOVER RATE	54	%(f)	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(c) From commencement of operations on June 29, 2007.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	44	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.38		$15.35	$27.10		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26		0.40	0.44	(c)	0.20	(c)
Net realized and unrealized gain/(loss) on investments	(3.24)		4.08	(11.82)		2.08

Total from Investment Operations	(2.98)		4.48	(11.38)		2.28

LESS DISTRIBUTIONS:
From investment income	(0.33)		(0.45)	(0.33)		(0.11)
From capital gains	—		—	(0.04)		(0.07)
Tax return of capital	—		—	(0.00	)(d)	—

Total Distributions	(0.33)		(0.45)	(0.37)		(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.31)		4.03	(11.75)		2.10

NET ASSET VALUE, END OF PERIOD	$16.07		$19.38	$15.35		$27.10

TOTAL RETURN(e)	(15.41	)%(f)	29.53%	(42.28)%		9.12	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$46,573		$73,490	$62,918		$70,389
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.18	%(g)	2.42%	1.99%		1.53	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.51%		1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.55	%(g)	1.57%	1.69%		1.81	%(g)
PORTFOLIO TURNOVER RATE	54	%(f)	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	45	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.36		$15.30	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18		0.27	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	(3.21)		4.05	(11.78)		2.08

Total from Investment Operations	(3.03)		4.32	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.26)	(0.19)		(0.07)
From capital gains	—		—	(0.04)		(0.07)
Tax return of capital	—		—	(0.00	)(d)	—

Total Distributions	(0.25)		(0.26)	(0.23)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.28)		4.06	(11.74)		2.04

NET ASSET VALUE, END OF PERIOD	$16.08		$19.36	$15.30		$27.04

TOTAL RETURN(e)	(15.66	)%(f)	28.52%	(42.73)%		8.68	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,807		$4,140	$3,708		$4,741
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.56	%(g)	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.24	%(g)	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.30	%(g)	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	54	%(f)	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	46	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.40		$15.32	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18		0.28	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	(3.22)		4.05	(11.78)		2.08

Total from Investment Operations	(3.04)		4.33	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.26)		(0.25)	(0.17)		(0.07)
From capital gains	—		—	(0.04)		(0.07)
Tax return of capital	—		—	(0.00	)(d)	—

Total Distributions	(0.26)		(0.25)	(0.21)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.30)		4.08	(11.72)		2.04

NET ASSET VALUE, END OF PERIOD	$16.10		$19.40	$15.32		$27.04

TOTAL RETURN(e)	(15.70	)%(f)	28.54%	(42.76)%		8.72	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,999		$15,035	$15,369		$23,550
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.56	%(g)	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.24	%(g)	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.31	%(g)	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	54	%(f)	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	47	June 30, 2010

Financial Highlights

For a share outstanding throughout the period presented.

Forward Global Infrastructure Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010 (UNAUDITED)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16
Net realized and unrealized loss on investments	(2.44)

Total from Investment Operations	(2.28)

LESS DISTRIBUTIONS:
From investment income	(0.35)

Total Distributions	(0.35)

NET DECREASE IN NET ASSET VALUE	(2.63)

NET ASSET VALUE, END OF PERIOD	$16.07

TOTAL RETURN	(12.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$124
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.49	%(c)
Operating expenses including reimbursement/waiver	1.24	%(c)
Operating expenses excluding reimbursement/waiver	1.33	%(c)
PORTFOLIO TURNOVER RATE	54	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

June 30, 2010	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.51		$12.89	$27.20	$30.03	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24		0.47	0.43 (d)	0.20 (d)	0.26	(d)
Net realized and unrealized gain/(loss) on investments	(1.46)		4.18	(14.32)	(1.25)	5.57

Total from Investment Operations	(1.22)		4.65	(13.89)	(1.05)	5.83

LESS DISTRIBUTIONS:
From investment income	(0.97)		(2.03)	(0.02)	(1.70)	(0.73)
From capital gains	—		—	—	(0.08)	(0.07)
Tax return of capital	—		—	(0.40)	—	—

Total Distributions	(0.97)		(2.03)	(0.42)	(1.78)	(0.80)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (e)	0.00 (e)	0.00 (e)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.19)		2.62	(14.31)	(2.83)	5.03

NET ASSET VALUE, END OF PERIOD	$13.32		$15.51	$12.89	$27.20	$30.03

TOTAL RETURN	(7.83	)%(f)	36.49%	(51.44)%	(3.39)%	23.38	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,630		$3,532	$5,420	$22,283	$12,797
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.51	%(g)	2.24%	1.97%	0.65%	1.58	%(g)
Operating expenses including reimbursement/waiver	1.40	%(g)	1.40%	1.41%	1.41%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	1.79	%(g)	1.70%	1.50%	1.37%	1.60	%(g)
PORTFOLIO TURNOVER RATE	112	%(f)	143%	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	49	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.54		$12.89	$27.17	$30.00	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17		0.31	0.37 (c)	0.12 (c)	0.21	(c)
Net realized and unrealized gain/(loss) on investments	(1.39)		4.29	(14.29)	(1.23)	5.57

Total from Investment Operations	(1.22)		4.60	(13.92)	(1.11)	5.78

LESS DISTRIBUTIONS:
From investment income	(0.94)		(1.95)	(0.02)	(1.64)	(0.71)
From capital gains	—		—	—	(0.08)	(0.07)
Tax return of capital	—		—	(0.34)	—	—

Total Distributions	(0.94)		(1.95)	(0.36)	(1.72)	(0.78)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00 (d)	0.00 (d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.16)		2.65	(14.28)	(2.83)	5.00

NET ASSET VALUE, END OF PERIOD	$13.38		$15.54	$12.89	$27.17	$30.00

TOTAL RETURN(e)	(7.92	)%(f)	36.10%	(51.56)%	(3.59)%	23.18	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,614		$38,132	$43,311	$195,641	$85,573
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.20	%(g)	1.86%	1.72%	0.40%	1.33	%(g)
Operating expenses including reimbursement/waiver	1.64	%(g)	1.65%	1.66%	1.66%	1.85	%(g)
Operating expenses excluding reimbursement/waiver	2.03	%(g)	1.92%	1.75%	1.62%	1.85	%(g)
PORTFOLIO TURNOVER RATE	112	%(f)	143%	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.57		$12.88	$27.05	$29.92		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.06		0.27	0.21 (c)	(0.11	)(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	(1.33)		4.21	(14.21)	(1.23)		5.55

Total from Investment Operations	(1.27)		4.48	(14.00)	(1.34)		5.64

LESS DISTRIBUTIONS:
From investment income	(0.88)		(1.79)	—	(1.45)		(0.65)
From capital gains	—		—	—	(0.08)		(0.07)
Tax return of capital	—		—	(0.17)	—		—

Total Distributions	(0.88)		(1.79)	(0.17)	(1.53)		(0.72)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00 (d)	0.00	(d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.15)		2.69	(14.17)	(2.87)		4.92

NET ASSET VALUE, END OF PERIOD	$13.42		$15.57	$12.88	$27.05		$29.92

TOTAL RETURN(e)	(8.24	)%(f)	35.09%	(51.94)%	(4.36)%		22.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,475		$1,984	$1,838	$7,711		$3,127
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.44	%(g)	1.05%	0.97%	(0.35)%		0.59	%(g)
Operating expenses including reimbursement/waiver	2.40	%(g)	2.40%	2.41%	2.41%		2.60	%(g)
Operating expenses excluding reimbursement/waiver	2.78	%(g)	2.66%	2.50%	2.37%		2.60	%(g)
PORTFOLIO TURNOVER RATE	112	%(f)	143%	110%	90%		60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	51	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.56		$12.87	$27.04	$29.91		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.11		0.24	0.21 (c)	(0.11	)(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	(1.39)		4.23	(14.20)	(1.23)		5.55

Total from Investment Operations	(1.28)		4.47	(13.99)	(1.34)		5.64

LESS DISTRIBUTIONS:
From investment income	(0.88)		(1.78)	—	(1.45)		(0.66)
From capital gains	—		—	—	(0.08)		(0.07)
Tax return of capital	—		—	(0.18)	—		—

Total Distributions	(0.88)		(1.78)	(0.18)	(1.53)		(0.73)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00 (d)	0.00	(d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.16)		2.69	(14.17)	(2.87)		4.91

NET ASSET VALUE, END OF PERIOD	$13.40		$15.56	$12.87	$27.04		$29.91

TOTAL RETURN(e)	(8.28	)%(f)	35.06%	(51.92)%	(4.36)%		22.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$9,776		$11,852	$12,935	$51,964		$21,499
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.44	%(g)	1.08%	0.97%	(0.35)%		0.59	%(g)
Operating expenses including reimbursement/waiver	2.40	%(g)	2.40%	2.41%	2.41%		2.60	%(g)
Operating expenses excluding reimbursement/waiver	2.79	%(g)	2.67%	2.50%	2.37%		2.60	%(g)
PORTFOLIO TURNOVER RATE	112	%(f)	143%	110%	90%		60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006(b)		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.03		$8.35		$14.30	$20.66		$16.69		$16.62
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12		0.21		0.22	0.30		0.13		0.33
Net realized and unrealized gain/(loss) on investments	0.24		1.63		(5.88)	(3.21)		5.08		1.47

Total from Investment Operations	0.36		1.84		(5.66)	(2.91)		5.21		1.80

LESS DISTRIBUTIONS:
From investment income	(0.07)		(0.16)		(0.19)	(0.27)		(0.27)		(0.22)
From capital gains	—		—		(0.09)	(3.18)		(0.97)		(1.50)
Tax return of capital	—		—		(0.01)	—		—		(0.01)

Total Distributions	(0.07)		(0.16)		(0.29)	(3.45)		(1.24)		(1.73)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00	(c)	0.00	(c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.29		1.68		(5.95)	(6.36)		3.97		0.07

NET ASSET VALUE, END OF PERIOD	$10.32		$10.03		$8.35	$14.30		$20.66		$16.69

TOTAL RETURN	3.55	%(h)	22.44%		(39.88)%	(15.30)%		31.24%		11.01%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$21,688		$22,199		$19,065	$38,962		$48,450		$43,288
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.22	%(i)	2.44%		1.53%	1.22%		0.70%		1.98%
Operating expenses including reimbursement/waiver	1.60	%(i)	1.69	%(g)	1.47%	1.41	%(f)	1.35	%(d)	1.79%
Operating expenses excluding reimbursement/waiver	1.68	%(i)	1.74%		n/a	n/a		n/a	(e)	n/a (e)
PORTFOLIO TURNOVER RATE	53	%(h)	64%		7%	40%		19%		21%

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%

(e) Not applicable, no reimbursements were made by the Advisor.

(f) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(g) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	53	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.98		$8.13		$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12		0.23	(b)	0.16
Net realized and unrealized gain/(loss) on investments	0.22		1.39		(6.92)

Total from Investment Operations	0.34		1.62		(6.76)

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.77)		(0.38)
From capital gains	—		—		(0.09)
Tax return of capital	—		—		(0.03)

Total Distributions	(0.09)		(0.77)		(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.25		0.85		(7.26)

NET ASSET VALUE, END OF PERIOD	$9.23		$8.98		$8.13

TOTAL RETURN	3.80	%(c)	21.62%		(44.33	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$560		$583		$3,747
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.61	%(d)	3.29%		2.05	%(d)
Operating expenses including reimbursement/waiver	1.20	%(d)	1.43	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.28	%(d)	1.50%		1.26	%(d)
PORTFOLIO TURNOVER RATE	53	%(c)	64%		7	%(e)

(a) The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(f) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

June 30, 2010	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.95		$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11		0.06
Net realized and unrealized gain on investments	0.25		2.60

Total from Investment Operations	0.36		2.66

LESS DISTRIBUTIONS:
From investment income	(0.08)		(0.19)

Total Distributions	(0.08)		(0.19)

NET INCREASE IN NET ASSET VALUE	0.28		2.47

NET ASSET VALUE, END OF PERIOD	$10.23		$9.95

TOTAL RETURN(b)	3.57	%(c)	35.84	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,097		$9,039
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.36	%(d)	1.39	%(d)
Operating expenses including reimbursement/waiver	1.45	%(d)	1.45	%(d)
Operating expenses excluding reimbursement/waiver	1.53	%(d)	1.48	%(d)
PORTFOLIO TURNOVER RATE	53	%(c)	64	%(e)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	55	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.04		$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09		0.03
Net realized and unrealized gain on investments	0.24		2.59

Total from Investment Operations	0.33		2.62

LESS DISTRIBUTIONS:
From investment income	(0.03)		(0.06)

Total Distributions	(0.03)		(0.06)

NET INCREASE IN NET ASSET VALUE	0.30		2.56

NET ASSET VALUE, END OF PERIOD	$10.34		$10.04

TOTAL RETURN(b)	3.26	%(c)	35.18	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,706		$2,893
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.61	%(d)	0.65	%(d)
Operating expenses including reimbursement/waiver	2.20	%(d)	2.20	%(d)
Operating expenses excluding reimbursement/waiver	2.28	%(d)	2.23	%(d)
PORTFOLIO TURNOVER RATE	53	%(c)	64	%(e)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	INSTITUTIONAL CLASS (a)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.11		$13.14	$25.13		$35.87		$34.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.07		1.91	2.38	(d)	2.41	(d)	1.75	(d)
Net realized and unrealized gain/(loss) on investments	1.06		7.29	(11.90)		(10.62)		2.27

Total from Investment Operations	2.13		9.20	(9.52)		(8.21)		4.02

LESS DISTRIBUTIONS:
From investment income	(1.06)		(1.73)	(1.77)		(1.90)		(1.75)
From capital gains	—		—	—		—		(0.37)
Tax return of capital	—		(0.51)	(0.71)		(0.63)		(0.17)

Total Distributions	(1.06)		(2.24)	(2.48)		(2.53)		(2.29)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.01		0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.07		6.97	(11.99)		(10.74)		1.73

NET ASSET VALUE, END OF PERIOD	$21.18		$20.11	$13.14		$25.13		$35.87

TOTAL RETURN	10.52	%(i)	76.03%	(40.43	)%(f)(g)	(24.02	)%(h)	12.16	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$204,278		$139,624	$71,934		$35,609		$21,367
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	10.64	%(j)	11.43%	12.54%		8.10%		7.52	%(j)
Operating expenses including reimbursement/waiver	1.18	%(j)	1.27%	1.33%		1.25%		1.23	%(j)
Operating expenses excluding reimbursement/waiver	1.18	%(j)	1.27%	1.33%		1.25%		1.23	%(j)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	10.31	%(j)	11.14%	11.76%		7.45%		6.56	%(j)
Operating expenses including reimbursement/waiver	1.51	%(j)	1.56%	2.11%		1.90%		2.19	%(j)
Operating expenses excluding reimbursement/waiver	1.51	%(j)	1.56%	2.11%		1.90%		2.19	%(j)
PORTFOLIO TURNOVER RATE	40	%(i)	138%	66%		88%		21	%(k)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(i) Not Annualized.

(j) Annualized.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

See Notes to Financial Statements	57	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$20.13		$13.17	$25.14		$35.90		$33.69	$37.07
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.97		1.70	2.42	(b)	2.40	(b)	2.19 (b)	2.41 (b)
Net realized and unrealized gain/(loss) on investments	1.14		7.42	(12.02)		(10.70)		2.87	(3.09)

Total from Investment Operations	2.11		9.12	(9.60)		(8.30)		5.06	(0.68)

LESS DISTRIBUTIONS:
From investment income	(1.03)		(1.68)	(1.70)		(1.83)		(2.31)	(2.50)
From capital gains	—		—	—		—		(0.37)	(0.19)
Tax return of capital	—		(0.49)	(0.71)		(0.63)		(0.17)	(0.01)

Total Distributions	(1.03)		(2.17)	(2.41)		(2.46)		(2.85)	(2.70)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.04		0.00	(c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.08		6.96	(11.97)		(10.76)		2.21	(3.38)

NET ASSET VALUE, END OF PERIOD	$21.21		$20.13	$13.17		$25.14		$35.90	$33.69

TOTAL RETURN(d)	10.42	%(h)	74.98%	(40.49	)%(e)(f)	(24.21	)%(g)	15.61%	(1.99)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$504,614		$442,444	$208,502		$246,986		$484,186	$444,576
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	10.03	%(i)	11.36%	12.28%		7.85%		7.27%	7.32%
Operating expenses including reimbursement/waiver	1.43	%(i)	1.52%	1.58%		1.50%		1.48%	1.47%
Operating expenses excluding reimbursement/waiver	1.43	%(i)	1.52%	1.58%		1.50%		1.48%	1.47%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	9.71	%(i)	11.07%	11.50%		7.20%		6.31%	6.66%
Operating expenses including reimbursement/waiver	1.75	%(i)	1.81%	2.36%		2.15%		2.44%	2.13%
Operating expenses excluding reimbursement/waiver	1.75	%(i)	1.81%	2.36%		2.15%		2.44%	2.13%
PORTFOLIO TURNOVER RATE	40	%(h)	138%	66%		88%		21%	36%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

June 30, 2010	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$19.96		$12.98	$24.86		$35.60		$33.44	$36.84
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.91		1.65	2.28	(b)	2.13	(b)	1.92 (b)	2.12 (b)
Net realized and unrealized gain/(loss) on investments	1.10		7.19	(11.90)		(10.59)		2.83	(3.07)

Total from Investment Operations	2.01		8.84	(9.62)		(8.46)		4.75	(0.95)

LESS DISTRIBUTIONS:
From investment income	(0.95)		(1.44)	(1.62)		(1.65)		(2.05)	(2.25)
From capital gains	—		—	—		—		(0.37)	(0.19)
Tax return of capital	—		(0.43)	(0.64)		(0.63)		(0.17)	(0.01)

Total Distributions	(0.95)		(1.87)	(2.26)		(2.28)		(2.59)	(2.45)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		6.98	(11.88)		(10.74)		2.16	(3.40)

NET ASSET VALUE, END OF PERIOD	$21.02		$19.96	$12.98		$24.86		$35.60	$33.44

TOTAL RETURN(d)	10.05	%(h)	73.52%	(41.01	)%(e)(f)	(24.78	)%(g)	14.72%	(2.73)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$27,381		$29,667	$21,423		$37,874		$69,867	$74,926
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	9.02	%(i)	10.60%	11.53%		7.10%		6.52%	6.61%
Operating expenses including reimbursement/waiver	2.18	%(i)	2.28%	2.33%		2.25%		2.23%	2.22%
Operating expenses excluding reimbursement/waiver	2.18	%(i)	2.28%	2.33%		2.25%		2.23%	2.22%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.70	%(i)	10.31%	10.75%		6.45%		5.56%	5.95%
Operating expenses including reimbursement/waiver	2.50	%(i)	2.57%	3.11%		2.90%		3.19%	2.88%
Operating expenses excluding reimbursement/waiver	2.50	%(i)	2.57%	3.11%		2.90%		3.19%	2.88%
PORTFOLIO TURNOVER RATE	40	%(h)	138%	66%		88%		21%	36%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	59	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$19.86		$12.95	$24.80		$35.53		$33.38	$36.77
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.93		1.75	2.22	(b)	2.11	(b)	1.91 (b)	2.12 (b)
Net realized and unrealized gain/(loss) on investments	1.06		7.07	(11.81)		(10.56)		2.83	(3.06)

Total from Investment Operations	1.99		8.82	(9.59)		(8.45)		4.74	(0.94)

LESS DISTRIBUTIONS:
From investment income	(0.95)		(1.48)	(1.62)		(1.65)		(2.05)	(2.25)
From capital gains	—		—	—		—		(0.37)	(0.19)
Tax return of capital	—		(0.44)	(0.64)		(0.63)		(0.17)	(0.01)

Total Distributions	(0.95)		(1.92)	(2.26)		(2.28)		(2.59)	(2.45)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.04		6.91	(11.85)		(10.73)		2.15	(3.39)

NET ASSET VALUE, END OF PERIOD	$20.90		$19.86	$12.95		$24.80		$35.53	$33.38

TOTAL RETURN(d)	9.97	%(h)	73.60%	(40.99	)%(e)(f)	(24.80	)%(g)	14.72%	(2.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$232,415		$210,227	$102,163		$134,139		$223,325	$220,262
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	9.26	%(i)	10.65%	11.53%		7.10%		6.52%	6.62%
Operating expenses including reimbursement/waiver	2.18	%(i)	2.27%	2.33%		2.25%		2.23%	2.22%
Operating expenses excluding reimbursement/waiver	2.18	%(i)	2.27%	2.33%		2.25%		2.23%	2.22%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.93	%(i)	10.36%	10.75%		6.45%		5.56%	5.96%
Operating expenses including reimbursement/waiver	2.50	%(i)	2.56%	3.11%		2.90%		3.19%	2.88%
Operating expenses excluding reimbursement/waiver	2.50	%(i)	2.56%	3.11%		2.90%		3.19%	2.88%
PORTFOLIO TURNOVER RATE	40	%(h)	138%	66%		88%		21%	36%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

June 30, 2010	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Select Income Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2010(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.94
Net realized and unrealized gain on investments	0.74

Total from Investment Operations	1.68

LESS DISTRIBUTIONS:
From investment income	(1.06)

Total Distributions	(1.06)

NET INCREASE IN NET ASSET VALUE	0.62

NET ASSET VALUE, END OF PERIOD	$21.18

TOTAL RETURN	8.10	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$252
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	12.78	%(c)
Operating expenses including reimbursement/waiver	1.20	%(c)
Operating expenses excluding reimbursement/waiver	1.20	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	12.46	%(c)
Operating expenses including reimbursement/waiver	1.53	%(c)
Operating expenses excluding reimbursement/waiver	1.53	%(c)
PORTFOLIO TURNOVER RATE	40	%(d)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2010.

See Notes to Financial Statements	61	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.43		$13.35	$34.89	$54.19	$49.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.38		0.81	1.95 (d)	1.76 (d)	1.49	(d)
Net realized and unrealized gain/(loss) on investments	1.70		5.27	(21.42)	(12.99)	8.36

Total from Investment Operations	2.08		6.08	(19.47)	(11.23)	9.85

LESS DISTRIBUTIONS:
From investment income	(0.35)		(1.00)	(1.64)	(2.00)	(1.76)
From capital gains	—		—	(0.10)	(6.12)	(3.73)
Tax return of capital	—		—	(0.33)	—	—

Total Distributions	(0.35)		(1.00)	(2.07)	(8.12)	(5.49)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (e)	—	0.05	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.73		5.08	(21.54)	(19.30)	4.36

NET ASSET VALUE, END OF PERIOD	$20.16		$18.43	$13.35	$34.89	$54.19

TOTAL RETURN	11.27	%(f)	48.57%	(57.68)%	(21.55)%	20.14	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,618		$1,502	$711	$2,550	$1,397
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	4.84	%(g)	7.14%	7.77%	4.90%	4.58	%(g)
Operating expenses	1.41	%(g)	0.84%	0.46%	1.30%	1.15	%(g)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	4.78	%(g)	7.14%	6.68%	3.39%	2.91	%(g)
Operating expenses	1.47	%(g)	0.84%	1.55%	2.81%	2.82	%(g)
PORTFOLIO TURNOVER RATE	55	%(f)	291%	189%	222%	152	%(h)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

June 30, 2010	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$17.99		$13.02	$34.88	$54.22	$46.47	$51.06
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18		1.36	1.92 (b)	1.63 (b)	1.38 (b)	1.44	(b)
Net realized and unrealized gain/(loss) on investments	1.83		4.52	(21.78)	(12.98)	12.28	0.98

Total from Investment Operations	2.01		5.88	(19.86)	(11.35)	13.66	2.42

LESS DISTRIBUTIONS:
From investment income	(0.33)		(0.91)	(1.58)	(1.87)	(2.18)	(2.16)
From capital gains	—		—	(0.10)	(6.12)	(3.73)	(4.84)
Tax return of capital	—		—	(0.32)	—	—	(0.07)

Total Distributions	(0.33)		(0.91)	(2.00)	(7.99)	(5.91)	(7.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

REPAYMENT OF ADVISORY FEES	—		—	—	—	—	0.06

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.68		4.97	(21.86)	(19.34)	7.75	(4.59)

NET ASSET VALUE, END OF PERIOD	$19.67		$17.99	$13.02	$34.88	$54.22	$46.47

TOTAL RETURN(d)	11.14	%(f)	48.18%	(58.78)%	(21.81)%	30.16%	4.76	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$48,737		$36,323	$43,718	$208,147	$473,172	$392,881
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	4.19	%(g)	6.58%	7.52%	4.65%	4.33%	4.53%
Operating expenses	1.67	%(g)	0.84%	0.71%	1.55%	1.40%	1.96%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	4.14	%(g)	6.58%	6.43%	3.14%	2.66%	2.87%
Operating expenses	1.72	%(g)	0.84%	1.80%	3.06%	3.07%	3.62%
PORTFOLIO TURNOVER RATE	55	%(f)	291%	189%	222%	152%	206%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	63	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$17.89		$12.83	$34.42	$53.60	$46.00	$50.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07		0.37	1.64 (b)	1.22 (b)	0.98 (b)	1.04	(b)
Net realized and unrealized gain/(loss) on investments	1.85		5.33	(21.44)	(12.79)	12.14	0.97

Total from Investment Operations	1.92		5.70	(19.80)	(11.57)	13.12	2.01

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.64)	(1.40)	(1.49)	(1.79)	(1.79)
From capital gains	—		—	(0.10)	(6.12)	(3.73)	(4.84)
Tax return of capital	—		—	(0.29)	—	—	(0.07)

Total Distributions	(0.25)		(0.64)	(1.79)	(7.61)	(5.52)	(6.70)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (c)	—	0.00 (c)	0.00 (c)	0.00	(c)

REPAYMENT OF ADVISORY FEES	—		—	—	—	—	0.06

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.67		5.06	(21.59)	(19.18)	7.60	(4.63)

NET ASSET VALUE, END OF PERIOD	$19.56		$17.89	$12.83	$34.42	$53.60	$46.00

TOTAL RETURN(d)	10.72	%(f)	47.02%	(59.07)%	(22.38)%	29.18%	3.96	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$7,699		$8,729	$9,597	$37,461	$67,851	$57,629
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	3.19	%(g)	5.78%	6.77%	3.91%	3.58%	3.76%
Operating expenses	2.41	%(g)	1.62%	1.46%	2.29%	2.15%	2.71%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	3.13	%(g)	5.78%	5.68%	2.39%	1.91%	2.10%
Operating expenses	2.47	%(g)	1.62%	2.55%	3.81%	3.82%	4.37%
PORTFOLIO TURNOVER RATE	55	%(f)	291%	189%	222%	152%	206%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$17.87		$12.84	$34.41	$53.56	$45.97	$50.60
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.20		0.53	1.64 (b)	1.22 (b)	0.98 (b)	1.04	(b)
Net realized and unrealized gain/(loss) on investments	1.72		5.16	(21.43)	(12.78)	12.13	0.97

Total from Investment Operations	1.92		5.69	(19.79)	(11.56)	13.11	2.01

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.66)	(1.39)	(1.47)	(1.79)	(1.79)
From capital gains	—		—	(0.10)	(6.12)	(3.73)	(4.84)
Tax return of capital	—		—	(0.29)	—	—	(0.07)

Total Distributions	(0.25)		(0.66)	(1.78)	(7.59)	(5.52)	(6.70)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

REPAYMENT OF ADVISORY FEES	—		—	—	—	—	0.06

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.67		5.03	(21.57)	(19.15)	7.59	(4.63)

NET ASSET VALUE, END OF PERIOD	$19.54		$17.87	$12.84	$34.41	$53.56	$45.97

TOTAL RETURN(d)	10.74	%(f)	47.03%	(59.08)%	(22.36)%	29.18%	3.97	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$22,436		$23,191	$22,658	$90,500	$183,049	$148,222
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	3.25	%(g)	5.77%	6.77%	3.90%	3.58%	3.76%
Operating expenses	2.41	%(g)	1.65%	1.46%	2.30%	2.15%	2.71%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	3.19	%(g)	5.77%	5.68%	2.39%	1.91%	2.10%
Operating expenses	2.47	%(g)	1.65%	2.55%	3.81%	3.82%	4.37%
PORTFOLIO TURNOVER RATE	55	%(f)	291%	189%	222%	152%	206%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	65	June 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust has 33 registered funds. This annual report describes 5 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Global Infrastructure Fund (“Global Infrastructure Fund”), the Forward International Real Estate (“International Real Estate Fund”), and the Forward Real Estate Fund (“Real Estate Fund”), the Forward Select Income Fund (“Select Income Fund”), and the Forward Strategic Realty Fund (“Strategic Realty Fund”).

The Global Infrastructure Fund seeks to achieve total return through capital appreciation and current income through investing primarily in global infrastructure-related securities. The International Real Estate Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in a non-diversified portfolio of securities of real estate companies, including real estate investment trusts (“REITs”). The Select Income Fund seeks high current income and potential for modest long-term growth of capital. The Strategic Realty Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

The Global Infrastructure Fund and the Select Income Fund offer Institutional Class, Class A, Class B, Class C and Class M shares, the Real Estate Fund offer Investor Class, Institutional Class, Class A, and Class C shares, and the International Real Estate Fund and Strategic Realty Fund offer Institutional Class, Class A, Class B and Class C shares.

Effective May 1, 2009, the Funds no longer offer for sale Class B Shares of the Funds and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another Fund; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares of all Funds are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with policies established by the Board of Trustees. Class B shares of all Funds are subject to a 5.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Funds invest a substantial portion of assets in the equity securities of issuers engaged in the real estate industry, including Real Estate

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Investment Trusts (“REITs”). As a result, the Funds may be more affected by economic and regulatory developments in the real estate industry than would an equity fund not concentrating its investments in a particular industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are

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valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have

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passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: The Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2010, the Strategic Realty Fund held securities sold short with a market value of $1,662,234. The other Funds held no securities sold short.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value

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of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2010, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): Each Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not

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necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1–Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2–Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3–Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Global Infrastructure Fund
Common Stocks
Australia	—	$5,485,827	—	$5,485,827
Bermuda	$631,200	—	—	631,200
Brazil	6,186,901	—	—	6,186,901
Canada	8,396,878	—	—	8,396,878
Chile	547,525	—	—	547,525
China	—	6,017,754	—	6,017,754
France	—	7,877,725	—	7,877,725
Germany	—	3,940,941	—	3,940,941
Hong Kong	—	5,876,729		5,876,729
Italy	—	5,284,517	—	5,284,517
Japan	—	2,730,886	—	2,730,886
Mexico	614,790	—	—	614,790
Netherlands	—	4,477,478	—	4,477,478
Russia	—	706,058	—	706,058
Singapore	—	1,726,585	—	1,726,585
Spain	—	1,940,460	—	1,940,460
Switzerland	1,175,120	—	—	1,175,120
United Kingdom	—	5,158,504	—	5,158,504
United States	18,580,844	—	—	18,580,844
Short-Term Bank Debt Instruments	89,901	—	—	89,901

Total	$36,223,159	$51,223,464	—	$87,446,623

International Real Estate Fund
Common Stocks
Australia	—	$3,935,039	—	$3,935,039
Canada	$2,659,992	—	—	2,659,992
China	—	85,708	—	85,708
Finland	—	492,289	—	492,289
France	—	3,660,821	—	3,660,821
Hong Kong	—	11,376,051	—	11,376,051
Japan	156,082	7,729,090	—	7,885,172

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INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Malaysia	—	$631,721	—	$631,721
Netherlands	—	364,208	—	364,208
Norway	—	195,918	—	195,918
Singapore	—	3,847,810	—	3,847,810
Spain	—	46,296	—	46,296
Sweden	—	522,209	—	522,209
United Kingdom	—	4,496,034	—	4,496,034
Warrants	$7,526	—	—	7,526
Short-Term Bank Debt Instruments	737,215	—	—	737,215

Total	$3,560,815	$37,383,194	—	$40,944,009

Real Estate Fund
Common Stocks(a)	$32,204,499	—	—	$32,204,499
Short-Term Bank Debt Instruments	200,420	—	—	200,420

Total	$32,404,919	—	—	$32,404,919

Select Income Fund
Common Stocks(a)	$75,545,832	—	—	$75,545,832
Convertible Preferred Stocks(a)	8,897,868	$8,350,000	—	17,247,868
Preferred Stocks
Diversified REITs	84,078,124	—	—	84,078,124
Industrial REITs	48,882,288	19,430,043	—	68,312,331
Mortgage REITs	22,300,137	—	—	22,300,137
Office REITs	254,289,132	—	—	254,289,132
Real Estate Operating Companies	3,933,743	—	—	3,933,743
Real Estate Services	—	12,520,000	—	12,520,000
Residential REITs	67,009,926	12,394,800	—	79,404,726
Retail REITs	283,844,819	—	—	283,844,819
Specialized REITs	211,354,797	745,511	—	212,100,308
Corporate Bonds(a)	—	73,223,492	—	73,223,492
Short-Term Bank Debt Instruments	15,242,663	—	—	15,242,663

Total	$1,075,379,329	$126,663,846	—	$1,202,043,175

Strategic Realty Fund
Common Stocks(a)	$64,516,962	—	—	$64,516,962
Exchange-Traded Funds	2,552,954	—	—	2,552,954
Preferred Stocks
Diversified REITs	836,850	—	—	836,850
Industrial REITs	1,095,349	—	—	1,095,349
Lodging	7,476,940	—	—	7,476,940
Mortgage REITs	775,378	—	—	775,378
Office REITs	3,343,002	—	—	3,343,002
Real Estate Services	—	$547,750	—	547,750
Retail REITs	7,530,581	—	—	7,530,581
Specialized REITs	898,000	—	—	898,000

Total	$89,026,016	$547,750	—	$89,573,766

(a) For detailed descriptions of industry, see the accompanying Portfolio of Investments.

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Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS (a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strategic Realty Fund
Liabilities
Securities Sold Short
Common Stocks	$(1,519,234)	—	—	$(1,519,234)
Exchange-Traded Funds	(143,000)	—	—	(143,000)
Options Written	(4,370)	—	—	(4,370)

Total	$(1,666,604)	—	—	$(1,666,604)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

For the six months ended June 30, 2010, the Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

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Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also no risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2010, the Strategic Realty Fund held written options with a market value of $4,370. The other Funds held no purchased or written options.

Written option activity for the six months ended June 30, 2010 was as follows:

Strategic Realty Fund
WRITTEN CALL OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2009	0	$0
Positions opened	540	43,552
Expired	(300)	(23,196)

Outstanding as of June 30, 2010	240	$20,356

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Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2010(a)

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Strategic Realty Fund
		—	Options Written at value	$4,370

Total		—		$4,370

(a) For open derivative instruments as of June 30, 2010, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2010.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2010:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Strategic Realty Fund
Equity Contracts	Net realized gain on option contracts/net change in unrealized depreciation on option contracts	$23,195	$15,986

Total		$23,195	$15,986

Leverage: The Select Income Fund and the Strategic Realty Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Select Income Fund and the Strategic Realty Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under this arrangement pays interest of 1.20% above the one-month LIBOR rate. The Funds paid an arrangement fee of $187,500 and $31,250, respectively, to be expensed over three years. The Funds have pledged a portion of its investment securities as the collateral for their line of credit. As of June 30, 2010, the market value of the investment securities pledged as collateral totaled $664,004,282 and $22,298,465, respectively. As of June 30, 2010 the Funds have drawn down $231,402,635 and $8,017,037, respectively, from the line of credit.

The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2010 was as follows:

	AVERAGE INTEREST RATE	AVERAGE OUTSTANDING DEMAND LOAN PAYABLE
Select Income Fund	1.474%	$210,313,350
Strategic Realty Fund	1.532%	6,045,280

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid semi-annually for the Global Infrastructure Fund and International Real Estate Fund, monthly for Real Estate Fund and quarterly for the Select Income Fund and Strategic Realty Fund. Net realized capital gains, if any, are distributed annually.

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Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment

June 30, 2010	76

Notes to Financial Statements (Unaudited)

leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees were incurred by the Funds during the six months ended June 30, 2010 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2010, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Forward Global Infrastructure Fund	0.90%

Forward International Real Estate Fund	1.00%

Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million

Forward Select Income Fund	1.00%

Forward Strategic Realty Fund	1.00%

77	June 30, 2010

Notes to Financial Statements (Unaudited)

Prior to March 1, 2010, the Real Estate Fund and Forward Management had a Sub-Advisory Agreement with Forward Uniplan Advisors, Inc. (“Uniplan”) (“Sub-Advisor”). Pursuant to this agreement, the Sub-Advisors provided investment sub-advisory services to the Funds and was entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates; 0.60% on assets up to and including $100 million, 0.55% on assets up to and including $500 million and 0.45% on assets over $500 million.

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	END DATE
Global Infrastructure	1.25%	1.65%	1.50%	2.25%	2.25%	1.25%	June 30, 2011
International Real Estate	1.40%	1.80%	1.65%	2.40%	2.40%	N/A	June 30, 2011
Real Estate	1.20%	1.60%	1.45%	N/A	2.20%	N/A	June 30, 2011
Select Income	1.35%	1.75%	1.60%	2.35%	2.35%	1.35%	June 30, 2011
Strategic Realty	1.90%	2.30%	2.15%	2.90%	2.90%	N/A	June 30, 2011

For the six months ended June 30, 2010, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Global Infrastructure
Institutional Class	$14,144	$0	$14,144
Class A	19,005	0	19,005
Class B	1,167	0	1,167
Class C	4,344	0	4,344
Class M	55	0	55
International Real Estate
Institutional Class	6,457	0	6,457
Class A	63,601	0	63,601
Class B	3,469	0	3,469
Class C	21,338	0	21,338
Real Estate
Investor Class	8,574	0	8,574
Institutional Class	224	0	224
Class A	3,267	0	3,267
Class C	1,094	0	1,094

June 30, 2010	78

Notes to Financial Statements (Unaudited)

As of June 30, 2010, the balances of recoupable expenses for each Fund were as follows:

FUND	2007	2008	2009	2010	TOTAL
Global Infrastructure
Institutional Class	$9,398	$77,499	$39,858	$14,144	$140,899
Class A	43,734	166,617	53,135	19,005	282,491
Class B	3,081	8,690	3,076	1,167	16,014
Class C	14,096	47,012	12,195	4,344	77,647
Class M	N/A	N/A	N/A	55	55
International Real Estate
Institutional Class	3,566	19,662	13,124	6,457	42,809
Class A	107,651	239,464	143,676	63,601	554,392
Class B	12,239	17,689	8,991	3,469	42,388
Class C	62,254	101,777	52,263	21,338	237,632
Real Estate
Investor Class	N/A	N/A	8,969	8,574	17,543
Institutional Class	N/A	6,182	5,357	224	11,763
Class A	N/A	66,037	37,241	3,267	106,545
Class C	N/A	29,003	12,216	1,094	42,313

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class B and Class C shares, and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2010, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust,

79	June 30, 2010

Notes to Financial Statements (Unaudited)

on behalf of the Funds, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2010, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Global Infrastructure
Institutional Class	Charles Schwab & Co., Inc.	60.63%
	Pershing, LLC	19.83%
	National Financial Services, LLC	6.26%
	LPL Financial Services	6.12%

Global Infrastructure
Class A	Donaldson, Lufkin & Jenrette	25.24%
	LPL Financial Services	24.30%
	Charles Schwab & Co., Inc.	15.67%
	National Financial Services, LLC	15.07%

Global Infrastructure
Class B	Pershing, LLC	39.94%
	National Financial Services, LLC	14.71%
	LPL Financial Services	8.74%

June 30, 2010	80

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Global Infrastructure
Class C	Pershing, LLC	41.51%
	LPL Financial Services	17.87%
	National Financial Services, LLC	8.48%

Global Infrastructure
Class M	Colorado State Bank & Trust	58.25%
	Charles Schwab & Co., Inc.	41.75%

International Real Estate
Institutional Class	Pershing, LLC	59.05%
	National Financial Services, LLC	17.70%
	Brown Brothers Harriman & Co.	8.73%

International Real Estate
Class A	Pershing, LLC	30.32%
	National Financial Services, LLC	25.85%
	LPL Financial Services	11.98%
	Charles Schwab & Co., Inc.	7.82%

International Real Estate
Class B	National Financial Services, LLC	24.09%
	Pershing, LLC	22.37%
	LPL Financial Services	15.77%

International Real Estate
Class C	Pershing, LLC	31.41%
	National Financial Services, LLC	17.24%
	LPL Financial Services	15.40%

Real Estate
Investor Class	Charles Schwab & Co., Inc.	67.25%
	National Financial Services, LLC	13.66%

Real Estate
Institutional Class	D.F.E. Asset Management	96.74%

Real Estate
Class A	Pershing, LLC	25.66%
	LPL Financial Services	11.65%
	National Financial Services, LLC	10.28%

Real Estate
Class C	Pershing, LLC	31.89%
	LPL Financial Services	11.91%
	National Financial Services, LLC	11.07%

Select Income
Institutional Class	TD Ameritrade, Inc.	23.16%
	National Financial Services, LLC	17.77%
	Charles Schwab & Co., Inc.	17.76%
	Pershing, LLC	13.84%
	LPL Financial Services	11.04%

81	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Select Income
Class A	Pershing, LLC	28.69%
	National Financial Services, LLC	17.15%
	Charles Schwab & Co., Inc.	12.07%
	LPL Financial Services	11.58%
	TD Ameritrade, Inc.	6.08%

Select Income
Class B	Pershing, LLC	29.15%
	National Financial Services, LLC	18.47%
	LPL Financial Services	9.81%

Select Income
Class C	Pershing, LLC	31.30%
	LPL Financial Services	15.51%
	National Financial Services, LLC	11.88%
	First Trust Corp.	6.28%

Select Income
Class M	Charles Schwab & Co., Inc.	78.55%
	Colorado State Bank & Trust	21.45%

Strategic Realty
Institutional Class	Brown Brothers Harriman & Co.	53.17%
	Pershing, LLC	38.14%

Strategic Realty
Class A	Pershing, LLC	19.40%
	LPL Financial Services	15.93%
	Charles Schwab & Co., Inc.	14.03%
	National Financial Services, LLC	13.99%

Strategic Realty
Class B	Pershing, LLC	31.53%
	National Financial Services, LLC	11.84%
	LPL Financial Services	7.96%

Strategic Realty
Class C	Pershing, LLC	31.40%
	LPL Financial Services	13.71%
	National Financial Services, LLC	8.58%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2010, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Global Infrastructure	$66,451,052	$110,316,081
International Real Estate	52,919,690	61,623,063
Real Estate	17,997,850	19,497,672
Select Income	614,364,601	466,155,718
Strategic Realty	59,049,240	42,691,289

June 30, 2010	82

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2010, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Infrastructure	$98,278,192	$2,864,963	$(13,696,532)	$(10,831,569)
International Real Estate	43,721,811	0	(2,777,802)	(2,777,802)
Real Estate	25,930,555	7,121,990	(647,626)	6,474,364
Select Income	1,114,867,782	133,494,496	(46,319,103)	87,175,393
Strategic Realty	81,028,301	11,253,609	(2,708,144)	8,545,465
Post-October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

FUND	CAPITAL LOSS	FX LOSS
Global Infrastructure	$(3,740,972)	$(68,634)
International Real Estate	(1,895,448)	(3,968)
Real Estate	(283,762)	—
Strategic Realty	(88,974)	(125)

Capital Loss Carryforwards: As of December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015		2016		2017
Global Infrastructure	—		$(22,944,101)		$(30,477,015)
International Real Estate	$(2,652,205	)(a)	(67,712,152	)(a)	(60,639,639)
Real Estate	—		(4,686,305	)(a)	(7,330,430	)(a)
Select Income	(12,192,886)		(157,040,240)		(30,038,060)
Strategic Realty	—		(94,084,481)		(107,198,608)

(a) Subject to limitations under §382 of the Code.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2010.

The tax character of distributions paid for the year ended December 31, 2009 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	FOREIGN TAXES PASSED THROUGH TOTAL	RETURN OF CAPITAL TOTAL
Global Infrastructure	$3,752,745	—	$167,400	—
International Real Estate	6,393,952	—	39,034	—
Real Estate	600,104	—	—	—
Select Income	61,995,024	—	—	$18,346,789
Strategic Realty	3,756,705	—	—	—

83	June 30, 2010

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Transactions

International Real Estate Fund Acquisition of Kensington Global Real Estate Fund: On May 27, 2009, shareholders of the Kensington Global Real Estate Fund (the “Acquired Fund”), a series of The Kensington Funds, approved the acquisition of the Acquired Fund by the International Real Estate Fund (prior to the close of business on June 12, 2009, formerly known as the Kensington International Real Estate Fund, a separate series of The Kensington Funds) (the “Acquiring Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and principal investment strategies. Immediately prior to the close of business on June 12, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the acquisition, the Acquiring Fund issued 15,309, 297,843, 41,462 and 202,743 shares of Institutional Class, Class A, Class B and Class C, respectively, in exchange for net assets of the Acquired Fund valued at $220,810, $4,296,974, $597,649 and $2,919,412, respectively. The investment portfolio of the Acquired Fund, with a fair value of $7,559,358 and identified cost of $8,520,745 at June 12, 2009, was the principal asset acquired by the Acquiring Fund. On June 15, 2009, the combined value of the Acquired Fund (which included realized losses of $(4,847,329) and unrealized depreciation of $(960,928)) and the Acquiring Fund was $58,920,559. Immediately prior to the merger, the net assets of the Acquiring Fund were $50,885,714. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaled $18,159,237 for potential utilization and is subject to tax limitations.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net Investment Income	$1,065,282
Net Realized and Unrealized Gain on Investments and Foreign Currency	12,623,229

Net Increase in Net Assets Resulting from Operations	$13,688,511

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since June 12, 2009.

Real Estate Fund Acquisition of Kensington Real Estate Securities Fund: On May 27, 2009, shareholders of the Kensington Real Estate Securities Fund (the “Acquired Fund”), a series of The Kensington Funds, approved the acquisition of the Kensington Real Estate Securities Fund by the Real Estate Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and principal investment strategies. As of the close of business on June 12, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the acquisition, the Acquiring Fund issued 109,891, 1,182,743 and 340,171 shares of Institutional Class, Class A and Class C,

June 30, 2010	84

Notes to Financial Statements (Unaudited)

respectively, in exchange for net assets of the Acquired Fund valued at $798,443, $8,841,951 and $2,543,047, respectively. The investment portfolio of the Acquired Fund, with a fair value of $11,666,786 and identified cost of $11,005,704 at June 12, 2009, was the principal asset acquired by the Acquiring Fund. On June 15, 2009, the combined value of the Acquired Fund (which included realized losses of $(3,613,180) and unrealized appreciation of $661,082) and the Acquiring Fund was $29,541,687. Immediately prior to the merger, the net assets of the Acquiring Fund were $17,358,246. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaled $14,477,590 for potential utilization and is subject to tax limitations.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net Investment Income	$817,650
Net Realized and Unrealized Gain on Investments	4,433,439

Net Increase in Net Assets Resulting from Operations	$5,251,089

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since June 12, 2009.

12. New Accounting Standards

Financial Accounting Standards Board (“FASB”) Issues Accounting Standards Update (“ASU”) 2010-06: In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Forward Management has evaluated this disclosure requirement of ASU 2010-06 and has implemented the disclosure requirement on the Fund’s financial statement disclosures. In addition, effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Forward Management is currently evaluating the impact this disclosure requirement of ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

13. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined there are no subsequent events that necessitated disclosures and/or adjustments.

85	June 30, 2010

Tax Information (Unaudited)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Per Share				Percentage
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Select Income Fund
Institutional Class	$0.822645	—	$0.234687	$1.057332	77.80%	—	22.20%	100.00%
Class A	$0.802389	—	$0.228908	$1.031297	77.80%	—	22.20%	100.00%
Class B	$0.738179	—	$0.210590	$0.948769	77.80%	—	22.20%	100.00%
Class C	$0.742372	—	$0.211786	$0.954158	77.80%	—	22.20%	100.00%
Class M	$0.822645	—	$0.234687	$1.057332	77.80%	—	22.20%	100.00%

June 30, 2010	86

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Reality Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on recycled paper using soy-based inks.	SAR FWD002696 082010

Semi-Annual Report June 30, 2010

Forward Frontier Markets Fund

Forward High Yield Bond Fund

Forward International Equity Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Mortgage Securities Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2010

1

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

Investors today demand a broad choice of investment tools to build solution-based portfolios. Forward’s recent acquisitions and partnerships have focused on adding a range of investment products to our fund family, including a number of alternative strategies funds which have emerged as key building blocks of investment portfolios in a changed investment climate.

Forward’s acquisitions have resulted in an expanded family of 32 funds unified under the Forward name, with $6 billion in assets under management as of June 30, 2010. Supplementing our core plus satellite fund lineup with alternative strategies has been one of the main drivers behind our acquisitions, and we now offer seven actively managed alternative strategies funds designed for both retail and institutional investors. Our lineup includes:

Forward Frontier Markets Fund

A portfolio that invests in securities that approximate the MSCI Frontier Markets Index.

Forward Long/Short Credit Analysis Fund

A long/short fund that seeks to maximize total rate of return and minimize investment risk using a credit- based, relative value investment strategy.

Forward Select Income Fund

A portfolio of preferred securities and high-income equities primarily issued by real estate companies that seeks high current income with the potential for modest long-term growth of capital.

Forward Strategic Alternatives Fund

Invests in assets classes with historically low correlations to stocks and bonds via exchange traded funds, exchange traded notes and structured notes.

Forward Strategic Realty Fund

A value-driven approach to real estate securities investing, providing targeted exposure to high-quality companies with the flexibility to invest in niche sectors as well as hedge the portfolio.

Forward Tactical Growth Fund

Tactical equity exposure in a mutual fund that seeks to manage risk with the flexibility to be long, short or neutral on the market.

In uncertain times like these, we think long-term investors may want to consider a fresh approach—one we call active exposure management. Exposure management is the continuous tuning of equity market exposure based on market conditions. The idea is to sidestep market downturns, and capitalize on positive and negative market movements. Forward launched the Forward Tactical Growth Fund in the fall of 2009 and the fund seeks to manage risk and enhance alpha with the flexibility to be long, short or market neutral. You can learn more by reading Forward Tactical Growth Fund: Portfolio Potential through Active Asset Allocation which is available on our web site at www.forwardfunds.com.

We also believe that shifting demographics and the low yield environment will conspire to enhance the attractiveness of income-generating securities. From Forward Select Income Fund, which focuses on Real Estate Investment Trust (REIT) preferred securities, to the Forward Long/Short Credit Analysis Fund, a long/short strategy focused on the credit markets, these total return strategies offer investors solid income-generating potential.

June 30, 2010	2

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. I am pleased that the shareholders of Forward Funds, as well as those formerly under the Accessor and Kensington names, now have seamless access to the 32 fund strategies that we offer, and that the expanded Forward Funds family offers our investors a wide selection of asset classes for building diverse portfolios seamlessly.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Funds may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The underlying investments of the Forward Tactical Growth Fund (such as Exchange Traded Funds (ETFs), futures and options on securities, securities indexes and shares of ETFs) involve heightened risks related to liquidity, increased volatility and unfavorable fluctuations in currency values. The underlying international and real estate investments will also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations. Investors will indirectly bear the expenses of the Fund’s underlying investments. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund.

The Forward Tactical Growth Fund was launched on September 14, 2009, and has a limited operating history.

The Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds will experience sudden and sharp price swings, which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

The Forward Frontier Markets Fund and Forward Strategic Alternatives Fund are not diversified funds and investors will indirectly bear the expenses of the funds’ underlying investments. The underlying investments of the Frontier Markets Fund and Strategic Alternatives Fund (such as structured notes, derivatives, commodities and levered Exchange Traded Funds or ETFs) may involve heightened risks related to liquidity, increased volatility, and unfavorable fluctuations in currency values. The underlying international and real estate investments may also be subject to economic or political instability in the U.S. and other countries, credit risk and interest rate fluctuations.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling and derivatives involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest in a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. Real Estate Investment Trust (REIT) funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Alpha is a coefficient measuring risk-adjusted performance.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

3	June 30, 2010

Shareholder Updates	June 30, 2010

A MESSAGE FROM:	Jim O’Donnell, CFA* Chief Investment Officer

Dear Shareholder:

The markets have posted prodigious gains since the March 2009 lows, and the rebound from those dark days has been broad based. In the thirteen months from the March 2009 trough to the recent peak in late April 2010, the MSCI EAFE Index of international stocks rose more than 80%, the S&P 500 rebounded more than 84% and the small cap Russell 2000 Index was up roughly 119%. While impressive, clearly these are unsustainable rates of change. While we would like to see a continuation of the advance, the rational investor in each of us realizes that the market needs to take some time to digest the recent gains.

Scientists tell us that it can take anywhere from 24 to 48 hours for humans to digest a large Thanksgiving meal. In all likelihood the capital markets will take quite a bit longer than a few trading days to process this recent advance. The process for the capital markets is typically measured in weeks and months rather than in hours and days. We may encounter some rough patches along the way as concerns about sovereign debt, political risk and the shape of the economic recovery trigger bouts of volatility which could lead to some additional distress.

At times like these one is best served by taking a step back and looking at the big picture. It is important to realize that sovereign debt risk typically rears its ugly head at the end of a recession when depressed government tax receipts have been hard pressed to keep pace with stimulative government spending. Deficits tend to moderate as economic activity rebounds and tax receipts improve, and we are beginning to see early evidence of this improvement in the most recent quarter’s data.

Political elections can introduce dimensions of risk that challenge the markets as well. There is some statistical evidence that suggests the second year of a president’s term in office may be met with weak stock market performance. Couple those influences with heated debates concerning policies related to taxes, healthcare, energy, and financial services and it is easy to see why stocks may have difficulty making much headway in the short term. As the midterm elections take place, political uncertainties should abate, and it is interesting to note that evidence suggests the strongest year for a president’s term in office may be the third year. The data shows that the strongest part of the presidential election cycle may actually begin in the fourth quarter of the second year and continue on into the third year.

Certainly, the macroeconomic landscape has been marked by an uneven slope to the shape of the recovery. As we said in our 2009 year-end letter, we remain of the opinion that there will be fits and starts in the signs of an economic rebound. That said, from a bottom-up perspective, the majority of evidence suggests that business conditions around the world are improving for the overwhelming majority of companies and industries.

Amid the crosscurrents of risk, volatility, sentiment and fundamentals, investors have been best served to remain broadly diversified and to expect the unexpected. In June 2010, sentiment was acutely negative against international stocks and yet they posted strong outperformance relative to U.S. stocks. While the world appears to be shrinking from a communications and economic perspective, correlations are beginning to revert back to more traditional levels. We are encouraged by the potential for international real estate, frontier markets, international fixed income and global infrastructure opportunities to broaden the spectrum of diversification tools and add to the investment opportunity universe.

June 30, 2010	4

Please review the information in our semiannual report, including the performance of the Forward Funds in the first half of 2010. We thank you for the continued confidence that you place in our Funds.

Best regards,

Jim O’Donnell, CFA*

Chief Investment Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses carefully before investing. A prospectus with this and other information about the Fund(s) may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. Please read it carefully before making a final investment decision.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the US & Canada.

*Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Alpha is a coefficient measuring risk-adjusted performance.

Sovereign debt is a debt instrument guaranteed by a government.

Political risk is a type of risk faced by investors, corporations, and governments. It is a risk that can be understood and managed with reasoned foresight and investment.

Not FDIC Insured | No Bank Guarantee | May Lose Value

Forward Funds are distributed by ALPS Distributors, Inc.

© 2010 Forward Funds. All rights reserved.

5	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 11 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Frontier Markets Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-1.98%	N/A	N/A	0.80%	12/31/08

Institutional Class	-1.94%	N/A	N/A	0.77%	12/31/08

Class Z	-1.80%	N/A	N/A	10.36%	05/05/09

Forward High Yield Bond Fund(g)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	21.96%	5.27%	6.08%	5.97%	05/01/00

Institutional Class	22.43%	5.59%	6.48%	6.38%	05/01/00

Class C (with CDSC)(a)	20.39%	4.55%	N/A	7.04%	12/30/02

Class C (without CDSC)(b)	21.39%	4.55%	N/A	7.04%	12/30/02

Class Z	22.61%	N/A	N/A	22.81%	05/05/09

Forward International Equity Fund(h )
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	12.09%	0.05%	-1.86%	0.40%	07/06/98

Institutional Class	12.56%	0.47%	-1.44%	3.66%	10/03/94

Class C (with CDSC)(a)	10.48%	-0.52%	N/A	5.55%	12/30/02

Class C (without CDSC)(b)	11.48%	-0.52%	N/A	5.55%	12/30/02

Class Z	12.65%	N/A	N/A	18.61%	05/05/09

Forward Investment Grade Fixed-Income Fund(i)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	13.54%	3.88%	5.60%	4.88%	07/14/98

Institutional Class	13.95%	4.30%	6.08%	5.79%	06/15/92

Class C (with CDSC)(a)	11.85%	3.27%	N/A	3.47%	12/30/02

Class C (without CDSC)(b)	12.85%	3.27%	N/A	3.47%	12/30/02

Class Z	13.99%	N/A	N/A	15.95%	05/05/09

June 30, 2010	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 11 for important performance disclosure information about the Forward Funds.

Forward Large Cap Growth Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.44%	-1.71%	-5.25%	-1.22%	07/01/98

Institutional Class	10.86%	-1.54%	-4.96%	6.65%	08/24/92

Class C (with CDSC)(a)	8.88%	-2.50%	N/A	1.91%	12/30/02

Class C (without CDSC)(b)	9.88%	-2.50%	N/A	1.91%	12/30/02

Class Z	10.99%	N/A	N/A	11.68%	05/05/09

Forward Large Cap Value Fund(k)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	12.61%	-4.25%	-0.94%	-0.91%	07/01/98

Institutional Class	13.09%	-3.82%	-0.50%	5.97%	08/24/92

Class C (with CDSC)(a)	11.06%	-4.77%	N/A	2.06%	12/30/02

Class C (without CDSC)(b)	12.06%	-4.77%	N/A	2.06%	12/30/02

Class Z	13.22%	N/A	N/A	12.44%	05/05/09

Forward Mortgage Securities Fund(l)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.40%	5.14%	5.37%	5.04%	07/08/98

Institutional Class	10.91%	5.58%	5.84%	6.02%	05/18/92

Class C (with CDSC)(a)	8.87%	4.56%	N/A	3.72%	12/30/02

Class C (without CDSC)(b)	9.87%	4.56%	N/A	3.72%	12/30/02

Class Z	11.05%	N/A	N/A	11.44%	05/05/09

Forward Small to Mid Cap Fund(m)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	22.25%	-2.02%	-0.35%	1.71%	06/24/98

Institutional Class	22.75%	-1.59%	0.08%	8.15%	08/24/92

Class C (with CDSC)(a)	20.61%	-2.56%	N/A	5.84%	12/30/02

Class C (without CDSC)(b)	21.61%	-2.56%	N/A	5.84%	12/30/02

Class Z	22.82%	N/A	N/A	19.36%	05/05/09

7	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 11 for important performance disclosure information about the Forward Funds.

Forward Strategic Alternatives Fund(n)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	5.48%	N/A	N/A	2.67%	12/31/08

Institutional Class	5.48%	N/A	N/A	-4.20%	01/29/08

Class Z	5.58%	N/A	N/A	7.54%	05/05/09

Forward U.S. Government Money Fund(o)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	0.07%	2.29%	2.04%	2.43%	07/29/98

Institutional Class	0.07%	2.66%	2.44%	3.35%	04/09/92

Class A	0.07%	2.48%	N/A	2.10%	09/29/03

Class C (with CDSC)(a)	-0.93%	1.93%	N/A	1.53%	12/30/02

Class C (without CDSC)(b)	0.07%	1.93%	N/A	1.53%	12/30/02

Class Z	0.17%	N/A	N/A	2.27%	01/04/07

Forward Aggressive Growth Allocation Fund(p)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.96%	-2.32%	N/A	-1.31%	12/27/00

Institutional Class	11.46%	-1.83%	N/A	-0.81%	12/27/00

Class A (load adjusted)(c)	4.68%	-3.32%	N/A	1.21%	09/29/03

Class A (without load)(d)	11.09%	-2.17%	N/A	2.10%	09/29/03

Class C (with CDSC)(a)	9.40%	-2.79%	N/A	3.32%	12/30/02

Class C (without CDSC)(b)	10.40%	-2.79%	N/A	3.32%	12/30/02

Forward Balanced Allocation Fund(q)
	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.61%	1.01%	N/A	1.84%	12/27/00

Institutional Class	12.16%	1.50%	N/A	2.34%	12/27/00

Class A (load adjusted)(c)	5.34%	-0.04%	N/A	2.35%	09/29/03

Class A (without load)(d)	11.78%	1.16%	N/A	3.26%	09/29/03

Class C (with CDSC)(a)	10.09%	0.50%	N/A	3.76%	12/30/02

Class C (without CDSC)(b)	11.09%	0.50%	N/A	3.76%	12/30/02

June 30, 2010	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

See page 11 for important performance disclosure information about the Forward Funds.

Forward Growth & Income Allocation Fund(r)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	12.00%	0.21%	N/A	1.18%	12/27/00

Institutional Class	12.53%	0.71%	N/A	1.67%	12/27/00

Class A (load adjusted)(c)	5.70%	-0.82%	N/A	2.07%	09/29/03

Class A (without load)(d)	12.18%	0.36%	N/A	2.97%	09/29/03

Class C (with CDSC)(a)	10.48%	-0.30%	N/A	3.65%	12/30/02

Class C (without CDSC)(b)	11.48%	-0.30%	N/A	3.65%	12/30/02

Forward Growth Allocation Fund(s)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.59%	-0.93%	N/A	0.14%	12/27/00

Institutional Class	12.05%	-0.47%	N/A	0.63%	12/27/00

Class A (load adjusted)(c)	5.34%	-1.98%	N/A	1.86%	09/29/03

Class A (without load)(d)	11.75%	-0.81%	N/A	2.75%	09/29/03

Class C (with CDSC)(a)	10.01%	-1.44%	N/A	3.83%	12/30/02

Class C (without CDSC)(b)	11.01%	-1.44%	N/A	3.83%	12/30/02

Forward Income & Growth Allocation Fund(t)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.56%	1.84%	N/A	2.54%	12/27/00

Institutional Class	12.10%	2.33%	N/A	3.05%	12/27/00

Class A (load adjusted)(c)	5.28%	0.77%	N/A	2.25%	09/29/03

Class A (without load)(d)	11.73%	1.96%	N/A	3.15%	09/29/03

Class C (with CDSC)(a)	9.96%	1.31%	N/A	3.27%	12/30/02

Class C (without CDSC)(b)	10.96%	1.31%	N/A	3.27%	12/30/02

Forward Income Allocation Fund(u)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.60%	3.51%	N/A	3.75%	12/27/00

Institutional Class	12.14%	4.02%	N/A	4.27%	12/27/00

Class A (load adjusted)(e)	7.73%	2.97%	N/A	2.89%	09/29/03

Class A (without load)(d)	11.94%	3.77%	N/A	3.48%	09/29/03

Class C (with CDSC)(a)	10.08%	2.98%	N/A	2.81%	12/30/02

Class C (without CDSC)(b)	11.08%	2.98%	N/A	2.81%	12/30/02

9	June 30, 2010

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2010

(a) Includes the 1.00% contingent deferred sales charge.

(b) Excludes the 1.00% contingent deferred sales charge.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the effect of the maximum 3.75% sales charge.

(f) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(g) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(h) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(i) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(j) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(k) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(l) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(m) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(n) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(o) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(p) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(q) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(r) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(s) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(t) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(u) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

There are risks associated with investing, including loss of principal. Past performance does not guarantee future results.

By investing in high yield bonds you will be subjected to greater price volatility based on fluctuations in issuer and credit quality.

By investing in international stocks you will be subjected to currency fluctuations and political and economic instability. Investments in securities of emerging involves potential risks relating to political and economic uncertainties. Under certain market conditions, these securities could be considered less liquid.

When investing in bond funds, you are subject, but not limited to, the same interest rate, inflation and credit risks associated with the underlying bonds owned by the Fund. Return of principal is not guaranteed.

When investing in small cap stocks you will notice greater fluctuations in market value.

June 30, 2010	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD FRONTIER MARKETS FUND(c)
Investor Class
Actual	$1,000.00	$986.70	1.35%	$6.67

Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Class
Actual	$1,000.00	$987.60	1.23%	$6.08

Hypothetical	$1,000.00	$1,018.67	1.23%	$6.18
Class Z
Actual	$1,000.00	$988.50	1.12%	$5.53

Hypothetical	$1,000.00	$1,019.23	1.12%	$5.62

11	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD HIGH YIELD BOND FUND(d)
Investor Class
Actual	$1,000.00	$1,041.30	1.39%	$7.04

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Institutional Class
Actual	$1,000.00	$1,043.30	0.99%	$5.02

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C
Actual	$1,000.00	$1,037.80	1.89%	$9.55

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class Z
Actual	$1,000.00	$1,043.00	0.89%	$4.51

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

FORWARD INTERNATIONAL EQUITY FUND(e)
Investor Class
Actual	$1,000.00	$896.20	1.90%	$8.93

Hypothetical	$1,000.00	$1,015.38	1.90%	$9.49
Institutional Class
Actual	$1,000.00	$897.70	1.46%	$6.89

Hypothetical	$1,000.00	$1,017.53	1.46%	$7.33
Class C
Actual	$1,000.00	$893.80	2.36%	$11.10

Hypothetical	$1,000.00	$1,013.07	2.36%	$11.80
Class Z
Actual	$1,000.00	$898.30	1.35%	$6.34

Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

FORWARD INVESTMENT GRADE FIXED-INCOME FUND(f)
Investor Class
Actual	$1,000.00	$1,060.60	1.34%	$6.84

Hypothetical	$1,000.00	$1,018.16	1.34%	$6.70
Institutional Class
Actual	$1,000.00	$1,062.40	0.94%	$4.78

Hypothetical	$1,000.00	$1,020.16	0.94%	$4.69
Class C
Actual	$1,000.00	$1,057.40	1.83%	$9.35

Hypothetical	$1,000.00	$1,015.70	1.83%	$9.16

June 30, 2010	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD INVESTMENT GRADE FIXED-INCOME FUND (continued)(f)
Class Z
Actual	$1,000.00	$1,063.20	0.83%	$4.26

Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

FORWARD LARGE CAP GROWTH FUND(g)
Investor Class
Actual	$1,000.00	$912.40	1.36%	$6.45

Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
Institutional Class
Actual	$1,000.00	$914.40	0.93%	$4.41

Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class C
Actual	$1,000.00	$910.30	1.83%	$8.67

Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15
Class Z
Actual	$1,000.00	$914.40	0.83%	$3.94

Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

FORWARD LARGE CAP VALUE FUND(h)
Investor Class
Actual	$1,000.00	$917.70	1.40%	$6.66

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Class
Actual	$1,000.00	$919.60	0.99%	$4.71

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C
Actual	$1,000.00	$915.30	1.89%	$8.98

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class Z
Actual	$1,000.00	$920.00	0.90%	$4.28

Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

13	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD MORTGAGE SECURITIES FUND(i )
Investor Class
Actual	$1,000.00	$1,053.50	1.49%	$7.59

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,056.20	1.08%	$5.51

Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class C
Actual	$1,000.00	$1,050.60	1.99%	$10.12

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Z
Actual	$1,000.00	$1,056.10	0.98%	$5.00

Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

FORWARD SMALL TO MID CAP FUND(j)
Investor Class
Actual	$1,000.00	$967.70	1.75%	$8.54

Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Institutional Class
Actual	$1,000.00	$968.60	1.34%	$6.54

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Class C
Actual	$1,000.00	$965.10	2.24%	$10.91

Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18
Class Z
Actual	$1,000.00	$970.00	1.24%	$6.06

Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

FORWARD STRATEGIC ALTERNATIVES FUND(k)
Investor Class
Actual	$1,000.00	$926.00	1.15%	$5.49

Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Institutional Class
Actual	$1,000.00	$926.20	1.01%	$4.82

Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Class Z
Actual	$1,000.00	$926.70	0.91%	$4.35

Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

June 30, 2010	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD U.S. GOVERNMENT MONEY FUND(l)
Investor Class
Actual	$1,000.00	$1,000.20	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Institutional Class
Actual	$1,000.00	$1,000.20	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Class A
Actual	$1,000.00	$1,000.20	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Class C
Actual	$1,000.00	$1,000.20	0.28%	$1.39

Hypothetical	$1,000.00	$1,023.41	0.28%	$1.40
Class Z
Actual	$1,000.00	$1,000.50	0.22%	$1.09

Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(m)
Investor Class
Actual	$1,000.00	$918.20	0.70%	$3.33

Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Institutional Class
Actual	$1,000.00	$920.10	0.20%	$0.95

Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00
Class A
Actual	$1,000.00	$918.50	0.55%	$2.62

Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class C
Actual	$1,000.00	$916.30	1.20%	$5.70

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

FORWARD BALANCED ALLOCATION FUND(n)
Investor Class
Actual	$1,000.00	$973.70	0.63%	$3.08

Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Institutional Class
Actual	$1,000.00	$976.20	0.13%	$0.64

Hypothetical	$1,000.00	$1,024.15	0.13%	$0.65

15	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD BALANCED ALLOCATION FUND (continued)(n)
Class A
Actual	$1,000.00	$974.50	0.48%	$2.35

Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class C
Actual	$1,000.00	$971.30	1.13%	$5.52

Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

FORWARD GROWTH & INCOME ALLOCATION FUND(o)
Investor Class
Actual	$1,000.00	$965.10	0.63%	$3.07

Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Institutional Class
Actual	$1,000.00	$967.50	0.13%	$0.63

Hypothetical	$1,000.00	$1,024.15	0.13%	$0.65
Class A
Actual	$1,000.00	$965.70	0.48%	$2.34

Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class C
Actual	$1,000.00	$962.50	1.13%	$5.50

Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

FORWARD GROWTH ALLOCATION FUND(p)
Investor Class
Actual	$1,000.00	$941.00	0.65%	$3.13

Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Institutional Class
Actual	$1,000.00	$942.70	0.14%	$0.67

Hypothetical	$1,000.00	$1,024.10	0.14%	$0.70
Class A
Actual	$1,000.00	$941.70	0.49%	$2.36

Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Class C
Actual	$1,000.00	$938.30	1.14%	$5.48

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

June 30, 2010	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

	BEGINNING ACCOUNT VALUE 01/01/10	ENDING ACCOUNT VALUE 06/30/10	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/10-06/30/10

FORWARD INCOME & GROWTH ALLOCATION FUND(q)
Investor Class
Actual	$1,000.00	$996.50	0.68%	$3.37

Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Institutional Class
Actual	$1,000.00	$998.20	0.18%	$0.89

Hypothetical	$1,000.00	$1,023.90	0.18%	$0.90
Class A
Actual	$1,000.00	$996.50	0.53%	$2.62

Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Class C
Actual	$1,000.00	$993.40	1.18%	$5.83

Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

FORWARD INCOME ALLOCATION FUND(r)
Investor Class
Actual	$1,000.00	$1,040.60	0.84%	$4.25

Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class
Actual	$1,000.00	$1,043.10	0.34%	$1.72

Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71
Class A
Actual	$1,000.00	$1,042.60	0.59%	$2.99

Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Class C
Actual	$1,000.00	$1,038.30	1.34%	$6.77

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(d) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(e) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(f) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(g) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

17	June 30, 2010

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2010

(h) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(i) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(j) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(k) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(l) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(m) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(n) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(o) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(p) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(q) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(r) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

June 30, 2010	18

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD FRONTIER MARKETS FUND(a)
Exchange-Traded Funds	33.60%

Warrants	10.53%

U.S. Government and Agency	6.91%

Common Stocks

Commercial Banks	3.78%

Oil, Gas & Consumable Fuels	2.79%

Real Estate	2.22%

Diversified Telecommunication Services	1.12%

Food Products	0.38%

Short-Term Bank Debt Instruments & Net Cash	38.67%
100.00%

FORWARD HIGH YIELD BOND FUND(b)
Consumer, Cyclical	19.12%

Consumer, Non-cyclical	16.99%

Communications	13.03%

Energy	12.90%

Industrials	11.80%

Financials	8.74%

Basic Materials	4.74%

Technology	3.68%

Utilities	2.71%

Diversified	2.00%

Short-Term Bank Debt Instruments & Net Cash	4.31%
100.00%

FORWARD INTERNATIONAL EQUITY FUND(c)
Financials	23.46%

Materials	10.43%

Consumer Staples	10.01%

Industrials	9.98%

Information Technology	9.79%

Energy	8.90%

Health Care	8.42%

Consumer Discretionary	7.98%

Telecommunication Services	5.24%

Utilities	4.94%

Industrials	0.73%

Short-Term Bank Debt Instruments & Net Cash	0.12%
100.00%

FORWARD INVESTMENT GRADE FIXED-INCOME FUND(d)
U.S. Government Agency Securities	57.41%

Corporate Bonds	21.71%

Collateralized Mortgage Obligations	12.56%

Municipal Bonds	2.72%

Asset-Backed Securities	1.54%

Foreign Government Obligations	0.93%

Short-Term Bank Debt Instruments & Net Cash	3.13%
100.00%

FORWARD LARGE CAP GROWTH FUND(e)
Information Technology	32.11%(f)

Health Care	13.53%

Consumer Staples	11.54%

Energy	10.39%

Consumer Discretionary	10.32%

Industrials	10.12%

Financials	6.14%

Materials	3.83%

Telecommunication Services	0.97%

Utilities	0.70%

Short-Term Bank Debt Instruments & Net Cash	0.35%
100.00%

FORWARD LARGE CAP VALUE FUND(g)
Financials	24.12%

Health Care	13.53%

Energy	11.22%

Consumer Staples	9.90%

Industrials	9.12%

Consumer Discretionary	8.87%

Information Technology	7.35%

Telecommunication Services	6.12%

Materials	4.85%

19	June 30, 2010

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD LARGE CAP VALUE FUND (continued)(g)
Utilities	3.88%

Short-Term Bank Debt Instruments & Net Cash	1.04%
	100.00%

FORWARD MORTGAGE SECURITIES FUND(h)
Collateralized Mortgage obligations	101.62%

Asset-Backed Securities	4.81%

U.S. Treasury Bonds & Notes	2.70%

Project Loans	0.00%	(i)

Options Purchased	0.00%	(i)

Short-Term Bank Debt Instruments & Net Cash	-9.13%
	100.00%

FORWARD SMALL TO MID CAP FUND(j)
Financials	20.65%

Consumer Discretionary	17.75%

Information Technology	15.09%

Health Care	12.31%

Industrials	12.09%

Materials	7.38%

Consumer Staples	5.37%

Energy	4.70%

Utilities	2.32%

Telecommunication Services	2.03%

Short-Term Bank Debt Instruments & Net Cash	0.31%
	100.00%

FORWARD STRATEGIC ALTERNATIVES FUND(k)
Exchange-Traded Funds	54.43%

Exchange-Traded Notes	12.97%

Corporate Bonds	12.14%

Structured Notes	10.21%

Options Purchased	3.56%

Short-Term Bank Debt Instruments & Net Cash	6.69%
	100.00%

FORWARD U.S. GOVERNMENT MONEY FUND(l)
U.S. Agency Bonds	69.75%

Repurchase Agreements	23.13%

Commercial Paper	6.94%

Net Cash	0.18%
	100.00%

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(m)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Large Cap Value Fund — Acadian Asset Mgmt	91	27.78%

Forward Large Cap Growth Fund — Smith Asset Mgmt	98	27.77%

Forward International Equity Fund — Lazard Asset Mgmt	178	13.59%

Forward Small to Mid Cap Fund — LA Capital Mgmt	493	13.54%

Forward Frontier Markets Fund — Forward Mgmt	25	7.23%

Forward Strategic Alternatives Fund — Forward Mgmt	15	6.33%

Forward Emerging Markets Fund — Pictet Asset Mgmt	125	3.76%

Short-Term Bank Debt Instruments & Net Cash		0.00%	(i)
		100.00%

FORWARD BALANCED ALLOCATION FUND(n)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	116	25.91%

Forward Large Cap Growth Fund — Smith Asset Mgmt	98	13.12%

Forward Large Cap Value Fund — Acadian Asset Mgmt	91	12.76%

Forward Mortgage Securities Fund — BlackRock Financial Mgmt	118	9.53%

Forward Strategic Alternatives Fund — Forward Mgmt	15	9.02%

Forward High Yield Bond Fund — First Western	98	6.61%

Forward Small to Mid Cap Fund — LA Capital Mgmt	493	6.46%

Forward International Equity Fund — Lazard Asset Mgmt	178	6.17%

Forward Frontier Markets Fund — Forward Mgmt	25	3.88%

June 30, 2010	20

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD BALANCED ALLOCATION FUND (continued)(n)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Emerging Markets Fund — Pictet Asset Mgmt	125	1.56%

Short-Term Bank Debt Instruments & Net Cash		4.98%
		100.00%

FORWARD GROWTH & INCOME ALLOCATION FUND(o)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	116	17.28%

Forward Large Cap Growth Fund — Smith Asset Mgmt	98	15.90%

Forward Large Cap Value Fund — Acadian Asset Mgmt	91	15.72%

Forward Mortgage Securities Fund — BlackRock Financial Mgmt	118	9.62%

Forward International Equity Fund — Lazard Asset Mgmt	178	8.85%

Forward Strategic Alternatives Fund — Forward Mgmt	15	8.15%

Forward Small to Mid Cap Fund —LA Capital Mgmt	493	7.96%

Forward High Yield Bond Fund — First Western	98	5.50%

Forward Frontier Markets Fund —Forward Mgmt	25	4.93%

Forward Emerging Markets Fund — Pictet Asset Mgmt	125	1.73%

Short-Term Bank Debt Instruments & Net Cash		4.36%
		100.00%

FORWARD GROWTH ALLOCATION FUND(p)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION

Forward Large Cap Value Fund — Acadian Asset Mgmt	91	21.73%

Forward Large Cap Growth Fund — Smith Asset Mgmt	98	21.73%

Forward International Equity Fund — Lazard Asset Mgmt	178	12.37%

Forward Small to Mid Cap Fund — LA Capital Mgmt	493	10.84%

Forward Strategic Alternatives Fund — Forward Mgmt	15	7.47%

Forward Investment Grade Fixed-Income Fund — PIMCO	116	6.96%

Forward Frontier Markets Fund —Forward Mgmt	25	6.05%

Forward Mortgage Securities Fund — BlackRock Financial Mgmt	118	5.06%

Forward High Yield Bond Fund — First Western	98	2.87%

Forward Emerging Markets Fund — Pictet Asset Mgmt	125	2.26%

Short-Term Bank Debt Instruments & Net Cash		2.66%
		100.00%

FORWARD INCOME & GROWTH ALLOCATION FUND(q)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	116	33.17%

Forward Mortgage Securities Fund — BlackRock Financial Mgmt	118	12.87%

Forward Strategic Alternatives Fund — Forward Mgmt	15	9.77%

Forward High Yield Bond Fund — First Western	98	8.67%

Forward Large Cap Growth Fund — Smith Asset Mgmt	98	8.01%

Forward Large Cap Value Fund — Acadian Asset Mgmt	91	7.80%

Forward Small to Mid Cap Fund — LA Capital Mgmt	493	3.97%

Forward International Equity Fund — Lazard Asset Mgmt	178	3.52%

Forward Frontier Markets Fund — Forward Mgmt	25	2.86%

21	June 30, 2010

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD INCOME & GROWTH ALLOCATION FUND (continued)(q)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION

Forward Emerging Markets Fund — Pictet Asset Mgmt	125	0.84%

Forward U.S. Government Money Fund — Forward Mgmt	20	0.00%	(i)

Short-Term Bank Debt Instruments & Net Cash		8.52%
		100.00%

FORWARD INCOME ALLOCATION FUND(r)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION

Forward Investment Grade Fixed-Income Fund — PIMCO	116	52.32%

Forward Mortgage Securities Fund — BlackRock Financial Mgmt	118	22.45%

Forward High Yield Bond Fund — First Western	98	14.48%

Forward U.S. Government Money Fund — Forward Mgmt	20	5.10%

Short-Term Bank Debt Instruments & Net Cash		5.65%
		100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(d) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(e) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(f) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(g) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(h) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(i) Less than 0.005%.

(j) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(k) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(l) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(m) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(n) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(o) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(p) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(q) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(r) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

June 30, 2010	22

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2010. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

23	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Markets Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 10.29%
Commercial Banks: 3.78%

29,794	Banco Macro SA, ADR(b)	$877,434

56,700	Banque Audi sal-Audi Saradar Group, GDR(c)	476,280

24,751	BBVA Banco Frances SA, ADR(b)	156,426

3,950	BLOM Bank SAL, GDR(c)	351,550

37,800	Grupo Financiero Galicia SA, ADR(b)(d)	215,460

64,325	Halyk Savings Bank of Kazakhstan JSC, GDR(c)(d)	510,097

20,400	Kazkommertsbank, GDR(c)(d)	101,796

		2,689,043

Diversified Telecommunication Services: 1.12%

48,600	Telecom Argentina SA, ADR(b)	798,498

Food Products: 0.38%

22,273	Cresud SA, ADR(b)	270,394

Oil, Gas & Consumable Fuels: 2.79%

97,700	KazMunaiGas Exploration Production, GDR(c)	1,817,220

11,590	Petrobras Energia SA, ADR(b)	167,012

		1,984,232

Real Estate: 2.22%

71,300	SOLIDERE, GDR(c)	1,573,591

	Total Common Stocks (Cost $7,431,271)	7,315,758

EXCHANGE-TRADED PRODUCTS: 33.60%
58,000	iShares Barclays Aggregate Bond Fund	6,220,500

65,100	Market Vectors Vietnam ETF(d)	1,623,594

197,900	Vanguard Short-Term Bond ETF	16,029,900

	Total Exchange Traded Products (Cost $23,684,314)	23,873,994

Principal Amount		Value (Note 2)

U.S. TREASURY BONDS & NOTES: 6.91%

$4,750,000	U.S. Treasury Notes(e) 2.375%, 09/30/14	$4,908,460

	Total U.S. Treasury Bonds & Notes (Cost $4,751,580)	4,908,460

WARRANTS: 10.53%
5,940	MSCI GCC Countries Ex-Saudi Arabia, Expires 09/24/10, Strike Price: $0.000001(d)(f)	2,880,306

9,500	MSCI GCC Countries Ex-Saudi Arabia, Expires 03/24/11, Strike Price: $0.000001(d)(f)	4,606,550

	Total Warrants (Cost $7,662,137)	7,486,856

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 38.60%
$27,431,130	Citibank — New York 0.030%, due 07/01/10	27,431,130

	Total Short-Term Bank Debt Instruments (Cost $27,431,130)	27,431,130

	Total Investments: 99.93% (Cost $70,960,432)	71,016,198

	Net Other Assets and Liabilities: 0.07%	50,319

	Net Assets: 100.00%	$71,066,517

June 30, 2010	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Markets Fund(a)

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia	1-month LIBOR plus 50 Bps	Total Return	05/26/11	35,676,555	$(1,108,653)
Barclays Capital	Eastern Europe Basket of Securities	1-month LIBOR plus 85 Bps	Total Return	05/26/11	6,516,676	(172,100)
Morgan Stanley	Sri-Lanka	FEDEF-1D plus 225 Bps	Total Return	01/04/12	1,000,392	(5,934)
Morgan Stanley	Pakistan Equity	FEDEF-1D plus 225 Bps	Total Return	11/02/11	3,023,353	(19,180)
Morgan Stanley	Nigeria/Kenya	FEDEF-1D plus 225 Bps	Total Return	10/27/11	8,159,941	65,255
						$(1,240,612)

(a) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b) ADR — American Depositary Receipt.

(c) GDR — Global Depositary Receipt.

(d) Non-income producing security.

(e) Security, or portion of security, is being held as collateral for swap contracts.

(f) Fair valued security under procedures established by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Bps — Basis Points

ETF — Exchange Traded Fund

FEDEF-1D — Federal Funds Effective Rate (Daily)

GCC — Gulf Cooperation Council

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

See Notes to Financial Statements	25	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund(a)

Principal Amount		Value (Note 2)

CORPORATE BONDS: 95.69%
Advertising: 1.03%

$1,000,000	Visant Holding Corp., Sr. Discount Notes(b) 10.250%, 12/01/13	$1,026,250

Aerospace/Defense: 0.96%

1,000,000	Triumph Group, Inc., Gtd. Notes 8.000%, 11/15/17	960,000

Airlines: 2.12%

1,000,000	American Airlines, Inc., Sr. Sec. Notes(c) 10.500%, 10/15/12	1,042,500

1,000,000	Delta Air Lines, Inc., Sr. Sec. Notes(b)(c) 11.750%, 03/15/15	1,072,500

		2,115,000

Auto Manufacturers: 0.93%

1,000,000	Ford Motor Co., Sr. Unsec. Notes 6.500%, 08/01/18	925,000

Auto Parts & Equipment: 1.09%

1,000,000	Goodyear Tire & Rubber Co., Sr. Unsec. Notes 10.500%, 05/15/16	1,092,500

Banks: 2.91%

1,000,000	GMAC, Inc., Sr. Unsec. Notes 6.750%, 12/01/14	968,048

1,000,000	CIT Group, Inc., Sr. Sec. Notes 7.000%, 05/01/16	917,500

1,000,000	Provident Funding Associates, Sr. Sec. Notes(c) 10.250%, 04/15/17	1,015,000

		2,900,548

Chemicals: 1.80%

1,000,000	Hexion Specialty Chemicals, Inc., Sr. Unsec. Notes 8.375%, 04/15/16	780,000

1,000,000	Rockwood Specialties Group, Inc., Gtd. Notes 7.500%, 11/15/14	1,012,500

		1,792,500

Principal Amount		Value (Note 2)

Coal: 2.01%

$1,000,000	International Coal Group, Inc., Sr. Sec. Notes 9.125%, 04/01/18	$1,005,000

1,000,000	Murray Energy Corp., Gtd. Notes(c) 10.250%, 10/15/15	1,000,000

		2,005,000

Commercial Services: 6.15%

1,000,000	Cenveo Corp., Gtd. Notes(c) 10.500%, 08/15/16	1,022,500

1,000,000	Dyncorp International Corp., Sr. Unsec. Notes(c) 10.375%, 07/01/17	1,007,500

1,000,000	Hertz Corp., Gtd. Notes 10.500%, 01/01/16	1,042,500

1,000,000	Prospect Medical Holdings, Inc., Sr. Sec. Notes 12.750%, 07/15/14	1,047,500

1,000,000	RSC Equipment Rental, Inc., Gtd. Notes 9.500%, 12/01/14	998,750

1,000,000	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Gtd. Notes(c) 10.250%, 12/01/17	1,020,000

		6,138,750

Computers: 2.07%

1,000,000	Stream Global Services, Inc., Sr. Sec. Notes 11.250%, 10/01/14	1,027,500

1,000,000	SunGard Data Systems, Inc., Gtd. Notes 10.250%, 08/15/15	1,037,500

		2,065,000

Distribution/Wholesale: 1.04%

1,000,000	Intcomex, Inc., Sr. Sec. Notes(c) 13.250%, 12/15/14	1,036,250

Diversified Financial Services: 4.78%

1,000,000	Ford Motor Credit Co. LLC, Sr. Unsec. Notes 8.125%, 01/15/20	1,023,047

June 30, 2010	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund(a)

Principal Amount		Value (Note 2)
Diversified Financial Services (continued): 4.78%

$1,000,000	International Lease Finance Corp., Sr. Unsec. Notes(c) 8.625%, 09/15/15	$950,000

1,000,000	Nalco Finance Holdings, Inc., Sr. Discount Notes(b) 9.000%, 02/01/14	1,020,000

1,000,000	Nuveen Investments, Inc., Sr. Unsec. Notes 5.500%, 09/15/15	725,000

1,000,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes 10.625%, 04/01/17	1,047,500

		4,765,547

Electric: 2.71%

1,000,000	AES Corp., Sr. Unsec. Notes 7.750%, 03/01/14	1,022,500

1,000,000	NRG Energy, Inc., Gtd. Notes 7.250%, 02/01/14	1,016,250

1,000,000	Texas Competitive Electric Holdings LLC, Gtd. Notes, Series B(b) 10.250%, 11/01/15	665,000

		2,703,750

Electronics: 2.08%

1,000,000	Kemet Corp., Sec. Notes(c) 10.500%, 05/01/18	995,000

1,000,000	Viasystems, Inc., Sr. Sec. Notes(c) 12.000%, 01/15/15	1,085,000

		2,080,000

Engineering & Construction: 1.00%

1,000,000	Esco Corp., Gtd. Notes(c) 8.625%, 12/15/13	997,500

Entertainment: 5.85%

1,000,000	American Casino Entertainment, Sr. Sec. Notes 11.000%, 06/15/14	955,000

1,000,000	Lions Gate Entertainment, Inc., Sr. Sec. Notes(c) 10.250%, 11/01/16	1,000,000

1,000,000	Marquee Holdings, Inc., Sr. Discount Notes(b) 9.505%, 08/15/14	827,500

Principal Amount		Value (Note 2)

$1,000,000	Peninsula Gaming Llc, Gtd. Notes 10.750%, 08/15/17	$1,000,000

1,000,000	Seneca Gaming Corp., Sr. Unsec. Notes 7.250%, 05/01/12	982,500

1,000,000	WMG Acquisition Corp., Sr. Sec. Notes 9.500%, 06/15/16	1,070,000

		5,835,000

Food: 3.04%

1,000,000	C&S Group Enterprises LLC, Notes(c) 8.375%, 05/01/17	975,000

1,000,000	Ingles Markets, Inc., Sr. Unsec. Notes 8.875%, 05/15/17	1,022,500

1,000,000	Michael Foods, Inc., Sr. Notes(c) 9.750%, 07/15/18	1,032,500

		3,030,000

Forest Products & Paper: 1.02%

1,000,000	Exopack Holding Corp., Gtd. Notes 11.250%, 02/01/14	1,017,500

Health Care-Products: 0.99%

1,000,000	Universal Hospital Services, Inc., Sr. Sec. PIK Notes 8.500%, 06/01/15	990,000

Health Care-Services: 3.90%

1,000,000	Alliance HealthCare Services, Inc., Gtd. Sr. Notes(c) 8.000%, 12/01/16	930,000

1,000,000	Capella Healthcare, Inc., Gtd. Notes(c) 9.250%, 07/01/17	1,012,500

1,000,000	Healthsouth Corp., Gtd. Notes 8.125%, 02/15/20	987,500

1,000,000	Radiation Therapy Services, Inc., Sr. Sub. Notes(c) 9.875%, 04/15/17	965,000

		3,895,000

Holding Companies-Diversified: 2.00%

1,000,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Sr. Notes(c) 8.500%, 05/15/18	986,250

See Notes to Financial Statements	27	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund(a)

Principal Amount		Value (Note 2)
Holding Companies-Diversified (continued): 2.00%

$1,000,000	Susser Holdings & Finance Llc, Sr. Notes(c) 8.500%, 05/15/16	$1,005,000

		1,991,250

Home Builders: 1.83%

1,000,000	Lennar Corp., Gtd. Notes(c) 6.950%, 06/01/18	875,000

1,000,000	Standard Pacific Corp., Notes 8.375%, 05/15/18	955,000

		1,830,000

Household Products & Wares: 1.92%

1,000,000	ACCO Brands Corp., Gtd. Notes 7.625%, 08/15/15	925,000

1,000,000	Central Garden and Pet Co., Gtd. Notes 8.250%, 03/01/18	996,250

		1,921,250

Internet: 1.99%

1,000,000	Equinix, Inc., Sub. Notes 8.125%, 03/01/18	1,027,500

1,000,000	GXS Worldwide, Inc., Sr. Sec. Notes(c) 9.750%, 06/15/15	960,000

		1,987,500

Iron & Steel: 1.93%

1,000,000	Essar Steel Algoma, Inc., Sr. Sec. Notes(c) 9.375%, 03/15/15	955,000

1,000,000	Tube City IMS Corp., Gtd. Notes 9.750%, 02/01/15	972,500

		1,927,500

Leisure Time: 1.05%

1,000,000	NCL Corp., Ltd., Sr. Secured Notes 11.750%, 11/15/16	1,050,000

Lodging: 0.79%

1,000,000	MGM Mirage, Gtd. Notes 7.500%, 06/01/16	792,500

Machinery-Diversified: 2.02%

1,000,000	Columbus McKinnon Corp., Gtd. Notes 8.875%, 11/01/13	1,012,500

Principal Amount		Value (Note 2)

$1,000,000	Manitowoc Co., Inc., Gtd. Notes 9.500%, 02/15/18	$1,005,000

		2,017,500

Media: 2.00%

1,000,000	Cablevision Systems Corp., Sr. Notes(c) 8.625%, 09/15/17	1,025,000

1,000,000	Gray Television, Inc., Sr. Sec. Notes(c) 10.500%, 06/29/15	975,000

		2,000,000

Miscellaneous Manufacturers: 1.02%

1,000,000	Trimas Corp., Sr. Sec. Notes(c) 9.750%, 12/15/17	1,017,500

Oil & Gas: 7.90%

1,000,000	Antero Resources Finance Corp., Sr. Notes(c) 9.375%, 12/01/17	1,005,000

1,000,000	Concho Resources, Inc., Gtd. Notes 8.625%, 10/01/17	1,035,000

1,000,000	NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes(c) 9.750%, 12/15/17	970,000

1,000,000	Parker Drilling Co., Sr. Notes(c) 9.125%, 04/01/18	955,000

1,000,000	Petrohawk Energy Corp., Gtd. Notes 9.125%, 07/15/13	1,047,500

1,000,000	Pioneer Drilling Co., Sr. Notes(c) 9.875%, 03/15/18	985,000

1,000,000	Plains Exploration & Production Co., Gtd. Notes 7.000%, 03/15/17	960,000

1,000,000	Quicksilver Resources, Inc., Gtd. Notes 7.125%, 04/01/16	927,500

		7,885,000

Oil & Gas Services: 0.97%

1,000,000	Global Geophysical Services, Inc., Notes(c) 10.500%, 05/01/17	965,000

Packaging & Containers: 1.78%

1,000,000	Berry Plastics Corp., Gtd. Notes 10.250%, 03/01/16	877,500

June 30, 2010	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund(a)

Principal Amount		Value (Note 2)
Packaging & Containers (continued): 1.78%

$1,000,000	Solo Cup Co., Gtd. Notes 8.500%, 02/15/14	$902,500

		1,780,000

Pharmaceuticals: 1.00%

1,000,000	Patheon, Inc., Sr. Sec. Notes(c) 8.625%, 04/15/17	997,500

Pipelines: 2.00%

1,000,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Series B 6.875%, 11/01/14	965,000

1,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes 8.375%, 12/15/13	1,035,000

		2,000,000

Real Estate Investment Trusts: 1.05%

1,000,000	Felcor Lodging LP, Sr. Sec. Notes 10.000%, 10/01/14	1,050,000

Retail: 4.42%

964,000	Blockbuster, Inc., Sr. Sec. Notes(c)(d) 11.750%, 10/01/14	631,420

1,000,000	Ferrellgas Partners LP, Sr. Unsec. Notes(e) 8.625%, 06/15/20	1,005,000

1,000,000	Nebraska Book Co., Inc., Sr. Sec. Notes 10.000%, 12/01/11	1,005,000

1,000,000	Pantry, Inc., Gtd. Notes 7.750%, 02/15/14	970,000

1,000,000	Rite Aid Corp., Gtd. Notes 9.500%, 06/15/17	797,500

		4,408,920

Semiconductors: 1.23%

1,200,000	MagnaChip Semiconductor SA, Sr. Notes(c) 10.500%, 04/15/18	1,227,000

Software: 0.38%

500,000	First Data Corp., Gtd. Notes 9.875%, 09/24/15	382,500

Principal Amount		Value (Note 2)
Telecommunications: 8.01%

$1,000,000	Citizens Communications, Sr. Unsec. Notes 7.125%, 03/15/19	$930,000

1,000,000	Digicel Group, Ltd., Sr. Unsec. Notes(c) 8.875%, 01/15/15	982,500

1,000,000	DigitalGlobe, Inc., Sr. Sec. Notes 10.500%, 05/01/14	1,079,999

1,000,000	Global Crossing UK Finance PLC, Sr. Sec. Notes 10.750%, 12/15/14	1,025,000

1,000,000	PAETEC Holding Corp., Gtd. Notes 9.500%, 07/15/15	977,500

1,000,000	Sable International Finance Ltd., Sr. Sec. Notes(c) 7.750%, 02/15/17	1,010,000

1,000,000	Syniverse Technologies, Inc., Gtd. Notes, Series B 7.750%, 08/15/13	980,000

1,000,000	West Corp., Gtd. Notes 9.500%, 10/15/14	1,010,000

		7,994,999

Transportation: 1.93%

1,000,000	Martin Midstream Partners / Martin Midstream Finance, Sr. Unsec. Notes(c) 8.875%, 04/01/18	995,000

889,000	RailAmerica, Inc., Sr. Sec. Notes 9.250%, 07/01/17	935,673

		1,930,673

Trucking & Leasing: 0.99%

1,000,000	Maxim Crane Works LP, Sr. Sec. Notes(c)(d) 12.250%, 04/15/15	983,750

	Total Corporate Bonds (Cost $93,205,909)	95,511,437

See Notes to Financial Statements	29	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund(a)

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 1.89%
$1,883,168	Citibank — New York 0.030%, due 07/01/10	$1,883,168

	Total Short-Term Bank Debt Instruments (Cost $1,883,168)	1,883,168

	Total Investments: 97.58% (Cost $95,089,077)	97,394,605

	Net Other Assets and Liabilities: 2.42%	2,412,902

	Net Assets: 100.00%	$99,807,507

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(b) Represents a step bond. Rate disclosed is as of June 30, 2010.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $37,664,670, representing 37.73% of net assets.

(d) Security in default on interest payments.

(e) Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

PIK — Payment-in-kind

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2010	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 99.88%
Australia: 5.15%

18,519	Australia & New Zealand Banking Group, Ltd.(b)	$332,627

27,988	Avoca Resources, Ltd.(b)(c)	63,588

155,673	CFS Retail Property Trust(b)	246,063

46,111	Challenger Financial Services Group, Ltd.(b)	134,452

38,618	Coca-Cola Amatil, Ltd.(b)	386,674

35,508	Computershare, Ltd.(b)	314,022

6,004	Leighton Holdings, Ltd.(b)	144,402

277,148	OZ Minerals, Ltd.(b)(c)	219,479

5,971	Rio Tinto, Ltd.(b)	328,371

15,121	Westpac Banking Corp.(b)	266,529

22,145	Woolworths, Ltd.(b)	501,251

25,577	Wotif.com Holdings, Ltd.(b)	114,474

		3,051,932

Austria: 0.28%

5,432	OMV AG(b)	163,126

Belgium: 0.19%

2,868	KBC Groep NV(b)(c)	109,931

Brazil: 4.12%

16,600	Banco do Brasil SA	229,825

6,400	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(d)	264,576

15,900	EDP — Energias do Brasil SA	312,274

31,000	Natura Cosmeticos SA	686,981

25,000	Petroleo Brasileiro SA, Class A, ADR(d)	745,000

9,600	Vale SA, Class B, ADR(d)	201,792

		2,440,448

Chile: 0.51%

10,280	Cia Cervecerias Unidas SA	89,142

3,900	Enersis SA, ADR(d)	77,649

7,105	Lan Airlines SA	132,848

		299,639

China: 4.30%

264,000	Bank of China, Ltd., Class H(b)	133,188

160,720	Chaoda Modern Agriculture Holdings, Ltd.(b)	156,737

Shares		Value (Note 2)

817,000	China Construction Bank Corp., Class H(b)	$657,689

476,000	Dongfeng Motor Group Co., Ltd., Class H(b)	552,129

219,382	Industrial & Commercial Bank of China(b)	159,458

129,100	PetroChina Co., Ltd., Class H(b)	142,793

28,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H(b)	121,972

20,200	Tencent Holdings, Ltd.(b)	334,658

45,000	Weichai Power Co., Ltd., Class H(b)	289,998

		2,548,622

Czech Republic: 0.18%

2,633	CEZ AS(b)	107,168

Denmark: 2.39%

25	A P Moller-Maersk AS, Class B(b)(c)	196,895

15,134	Novo Nordisk AS, Class B(b)	1,222,718

		1,419,613

Egypt: 0.13%

6,638	Commercial International Bank Egypt SAE(b)	77,710

France: 5.15%

8,263	AXA SA(b)	126,235

9,372	BNP Paribas(b)	504,222

9,002	Credit Agricole SA(b)	93,396

2,479	Gecina SA(b)	223,947

1,773	Schneider Electric SA(b)	179,073

22,370	Societe Generale(b)	920,504

22,538	Total SA(b)	1,006,071

		3,053,448

Germany: 6.81%

9,070	Aareal Bank AG(b)(c)	151,695

11,610	BASF SE(b)	635,641

6,135	Bayerische Motoren Werke AG(b)	298,612

13,387	Deutsche Bank AG(b)	750,491

9,886	Hannover Rueckversicherung AG(b)	423,669

9,149	Muenchener Rueckversicherungs AG(b)	1,148,222

2,181	RWE AG(b)	142,955

5,443	Siemens AG(b)	487,873

		4,039,158

See Notes to Financial Statements	31	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund(a)

Shares		Value (Note 2)
Greece: 0.16%

6,700	Public Power SA(b)	$96,067

Hong Kong: 1.82%

93,000	CNOOC, Ltd.(b)	158,070

72,000	Hysan Development Co., Ltd.(b)	203,534

21,000	Swire Pacific, Ltd.(b)	238,380

28,000	VTech Holdings, Ltd.(b)	299,454

58,500	Yue Yuen Industrial Holdings, Ltd.(b)	181,575

		1,081,013

India: 1.82%

1,800	HDFC Bank, Ltd., Sponsored ADR(d)	257,346

8,100	Infosys Technologies, Ltd., ADR(d)	485,271

2,110	State Bank of India, Ltd., GDR(b)(e)(f)	209,594

9,100	Sterlite Industries India, Ltd., ADR(d)	129,584

		1,081,795

Indonesia: 0.90%

33,500	Astra International(b)	176,997

126,500	Bank Rakyat Indonesia(b)	128,430

236,400	Semen Gresik Persero(b)	226,650

		532,077

Italy: 1.33%

42,965	ENI SpA(b)	788,665

Japan: 17.27%

34,000	77 Bank, Ltd.(b)	182,630

11,000	Asahi Glass Co., Ltd.(b)	103,288

15,100	Canon, Inc.(b)	562,769

32,000	Daiwa House Industry Co., Ltd.(b)	287,877

30,200	FUJIFILM Holdings Corp.(b)	872,765

109,000	Fujitsu, Ltd.(b)	681,340

26,400	Honda Motor Co., Ltd.	775,443

38,900	ITOCHU Corp.(b)	304,099

33,000	Joyo Bank, Ltd.(b)	130,841

97	KDDI Corp.(b)	462,368

180,000	Marubeni Corp.(b)	922,753

54,000	Mitsubishi Electric Corp.(b)	421,466

17,100	Mitsui & Co., Ltd.(b)	199,485

Shares		Value (Note 2)

107,000	Mitsui Mining & Smelting Co., Ltd.(b)	$282,376

4,700	Musashino Bank, Ltd.(b)	134,950

27,000	Nippon Meat Packers, Inc.(b)	333,281

49,000	Nippon Yusen Kabushiki Kaisha(b)	178,569

306	NTT DoCoMo, Inc.(b)	463,373

7,320	ORIX Corp.(b)	530,296

59,000	Osaka Gas Co., Ltd.(b)	212,811

33,000	Sakai Chemical Industry Co., Ltd.(b)	124,545

73,000	Sapporo Hokuyo Holdings, Inc.(b)	321,997

12,200	Sohgo Security Services Co., Ltd.(b)	123,579

10,700	Sony Corp.(b)	285,401

111,000	Tokyo Gas Co., Ltd.(b)	506,730

69,000	Toyo Ink Manufacturing Co., Ltd.(b)	264,410

56	West Japan Railway Co.(b)	204,785

26,000	Yamanashi Chuo Bank, Ltd.(b)	106,183

19,800	Yamato Holdings Co., Ltd.(b)	262,063

		10,242,473

Malaysia: 0.81%

186,200	Tenaga Nasional Bhd(b)	482,354

Mexico: 0.89%

105,900	GEO SAB de CV, Series B(c)	282,579

35,800	Grupo Mexico SAB de CV, Series B	84,981

32,600	Grupo Modelo SAB de CV, Series C	161,323

		528,883

Netherlands: 3.05%

4,368	ASML Holding NV(b)	120,207

97,187	ING Groep NV(b)(c)	719,227

54,850	James Hardie Industries NV(b)(c)	284,029

10,530	Koninklijke Ahold NV(b)	130,255

10,774	Koninklijke DSM NV(b)	428,288

4,952	TNT NV(b)	124,727

		1,806,733

Norway: 2.05%

56,066	DnB NOR ASA(b)(c)	539,253

18,550	StatoilHydro ASA(b)	357,362

June 30, 2010	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund(a)

Shares		Value (Note 2)
Norway (continued): 2.05%

25,400	Telenor ASA(b)	$319,972

		1,216,587

Poland: 0.29%

6,698	KGHM Polska Miedz SA(b)	173,020

Russia: 1.77%

8,642	Lukoil OAO, ADR(b)(d)	442,938

17,550	Mobile Telesystems OJSC, ADR(c)(d)	336,258

7,229	Pharmstandard, GDR(b)(c)(e)(f)	157,354

4,115	Tatneft, ADR(b)(d)(f)	114,850

		1,051,400

Singapore: 1.46%

11,200	Jardine Matheson Holdings, Ltd.(b)	391,975

390,999	Noble Group, Ltd.(b)	472,591

		864,566

South Africa: 2.10%

8,469	Kumba Iron Ore, Ltd.(b)	350,073

71,258	Metropolitan Holdings, Ltd.(b)	148,667

10,691	MTN Group, Ltd.(b)	140,107

27,708	Shoprite Holdings, Ltd.(b)	297,887

16,524	Standard Bank Group, Ltd.(b)	219,126

12,812	Truworths International, Ltd.(b)	89,176

		1,245,036

South Korea: 3.77%

12,060	Daegu Bank, Ltd.(b)	137,009

1,655	Hyundai Heavy Industries Co., Ltd.(b)	314,923

4,980	Kia Motors Corp.(b)	131,952

6,700	Korea Electric Power Corp.(b)(c)	172,893

1,112	Korea Zinc Co., Ltd.(b)	196,348

5,710	LG Display Co., Ltd.(b)	187,801

1,901	LG Electronics, Inc.(b)	144,560

30,732	LG Telecom, Ltd.(b)	191,641

851	NHN Corp.(b)(c)	126,569

1,600	POSCO, ADR(d)	150,912

1,298	Samsung Electro-Mechanics Co., Ltd.(b)	162,314

503	Samsung Electronics Co., Ltd.(b)	315,489

		2,232,411

Shares		Value (Note 2)
Spain: 3.29%

14,058	Banco Bilbao Vizcaya Argentaria SA(b)	$144,838

76,169	Banco Santander SA(b)	798,723

37,133	Enagas(b)	559,343

24,110	Telefonica SA(b)	446,629

		1,949,533

Sweden: 0.77%

9,943	Assa Abloy AB, Class B(b)	198,740

5,916	Electrolux AB(b)	135,245

4,510	Hennes & Mauritz AB, Class B(b)	123,945

		457,930

Switzerland: 5.47%

39,680	Nestle SA(b)	1,913,321

7,073	Roche Holding AG(b)	973,540

1,621	Zurich Financial Services AG(b)	357,290

		3,244,151

Taiwan: 2.47%

331,000	Advanced Semiconductor Engineering, Inc.(b)	260,619

102,000	Compal Electronics, Inc.(b)	121,482

40,050	HON HAI Precision Industry Co., Ltd.(b)(c)	140,382

650	HTC Corp.(b)	8,632

12,034	MediaTek, Inc.(b)	167,968

66,064	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(d)	644,784

86,000	TSRC Corp.(b)	118,362

		1,462,229

Thailand: 0.93%

564,200	Charoen Pokphand Foods PCL(b)	351,193

224,400	CP ALL PCL(b)	197,446

		548,639

Turkey: 0.60%

79,784	Turkiye Is Bankasi, Class C(b)	246,913

48,528	Turkiye Vakiflar Bankasi Tao, Class D(b)	110,345

		357,258

See Notes to Financial Statements	33	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund(a)

Shares		Value (Note 2)
United Kingdom: 17.65%

11,282	Aggreko PLC(b)	$236,840

11,314	Anglo American PLC(b)(c)	394,237

22,725	Antofagasta PLC(b)	264,395

24,276	AstraZeneca PLC(b)	1,144,508

20,253	Atkins WS PLC(b)	205,105

54,411	BAE Systems PLC(b)	253,235

54,845	Barclays PLC(b)	218,913

26,933	BHP Billiton PLC(b)	698,330

50,336	BP PLC(b)	240,963

23,182	British American Tobacco PLC(b)	735,697

385,711	BT Group PLC, Class A(b)	744,509

11,203	Close Brothers Group PLC(b)	115,326

33,735	Compass Group PLC(b)	256,634

83,729	DS Smith PLC(b)	150,620

70,403	GlaxoSmithKline PLC(b)	1,195,495

38,018	JKX Oil & Gas PLC(b)	137,684

26,178	Mondi PLC(b)	148,972

16,372	Next PLC(b)	488,122

53,400	Pearson PLC(b)	702,298

26,728	Petrofac, Ltd.(b)	470,222

19,992	Royal Dutch Shell PLC, Class A(b)	504,516

17,951	Smith & Nephew PLC(b)	169,592

29,839	Standard Chartered PLC(b)	726,590

8,439	Vedanta Resources PLC(b)	265,147

		10,467,950

	Total Common Stocks (Cost $54,295,266)	59,221,565

	Total Investments: 99.88% (Cost $54,295,266)	59,221,565

	Net Other Assets and Liabilities: 0.12%	72,193

	Net Assets: 100.00%	$59,293,758

(a) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(b) Fair valued security.

(c) Non-income producing security.

(d) ADR — American Depositary Receipt.

(e) GDR — Global Depositary Receipt.

(f) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $481,798 representing 0.81% of net assets.

Percentages are stated as a percent of net assets.

June 30, 2010	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund(a)

Principal Amount		Value (Note 2)

ASSET-BACKED SECURITIES: 1.54%

$83,621,069	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1 0.293%, 11/11/41(b)(c)(d)	$1,238,178

183,130	Chec Loan Trust 3.847%, 07/25/34(b)(c)	18,721

390,486	Falcon Franchise Loan Llc, Series 2003-1, Class A1 4.856%, 01/01/25(c)	354,142

250,000	Falcon Franchise Loan Llc, Series 2003-1, Class C 7.074%, 01/05/25(c)(h)	12,719

213,672	Home Equity Mortgage Trust, Series 2006-2, Class 1A1 5.367%, 07/25/36(b)	46,066

	Total Asset-Backed Securities (Cost $2,184,013)	1,669,826

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.56%

1,000,000	Banc of America Large Loan, Inc., Series 2005-MIB1 3.350%, 03/15/22(b)(c)	184,615

1,241,682	Capco America Securitization Corp., Series 1998-D7, Class PS1 2.292%, 10/15/30(b)(c)(d)	78

10,403	Collateralized Mortgage Securities Corp., Series I, Class 3 9.450%, 02/01/17	11,696

916,734	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6 6.000%, 05/25/36	564,547

611,000	Entertainment Properties Trust, Series 2003-EPR, Class C 6.223%, 02/15/18(c)	521,603

513,474	FHLMC, Series 2877, Class JD 4.500%, 10/01/17	510,569

478,326	FHLMC, Series 3300, Class AB 6.000%, 02/15/34	499,845

256,250	FNMA 3.950%, 05/01/34	266,034

44,033	4.000%, 08/01/39	44,675

955,966	4.000%, 11/01/39	969,907

Principal Amount		Value (Note 2)

$ 1,930,828	5.580%, 06/01/11	$1,977,979

415,826	6.000%, 03/01/33	451,825

786,961	FNMA, Series 1998-M4, Class N 1.012%, 02/25/35(b)(d)(e)	2,916

39,681,010	FNMA, Series 2000-M2, Class IO 0.000%, 06/17/40(b)(d)(e)	40

2,271,000	FNMA, Series 2006-46, Class PE 4.500%, 11/25/32	2,418,163

500,000	FNMA, Series 2007-5, Class PB 6.000%, 07/25/33	519,231

104,167	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A4 4.279%, 12/19/33(b)	104,229

12,177,710	GNMA, Series 2002-28, Class IO 0.576%, 01/16/42(b)(d)(e)	186,550

10,751,752	GNMA, Series 2003-64, Class XA 0.263%, 08/16/43(b)(d)(e)	122,011

30,550	GNMA, Series 2004-9, Class A 3.360%, 08/16/22	30,575

877,041	Government Lease Trust, Series 1999-C1A, Class B1 4.000%, 05/18/11(c)	896,494

7,781	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A 1.464%, 06/19/34(b)	5,034

461,287	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1 4.475%, 07/15/41	472,736

2,655,204	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO 0.900%, 10/25/26(b)(d)(e)	266

280,616,984	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.040%, 06/15/38(b)(c)(d)	329,164

17,717,160	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.760%,11/15/26(b)(d)(e)	624,920

1,000,000	Morgan Stanley Capital I, Series 1998-XL1, Class H 7.182%, 06/03/30(b)(c)	250,000

See Notes to Financial Statements	35	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund(a)

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.56% (continued)
$ 650,000	Preferred Term Securities XIII, Inc. 2.109%, 03/24/34(b)(c)(e)	$97,500

120,984,312	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 1.124%, 11/13/36(b)(c)(d)	1,044,457

1,684,040	Washington Mutual, Series 2005-AR18, Class 3A2 5.593%, 01/25/36(b)	530,921

	Total Collateralized Mortgage Obligations (Cost $20,233,633)	13,638,580

CORPORATE BONDS: 21.71%
Banks: 8.64%

1,800,000	Bank of America Corp., Sr. Unsec. Medium-Term Notes 9.145%, 07/17/28(f)	535,977

800,000	Bank of America Corp., Sr. Unsec. Notes 5.650%, 05/01/18	821,655

600,000	5.750%, 12/01/17	623,558

500,000	Barclays Bank PLC, Sr. Unsec. Notes 5.200%, 07/10/14	528,344

1,500,000	Citigroup, Inc., Sr. Unsec. 6.125%, 11/21/17	1,569,714

300,000	Citigroup, Inc., Unsec. Notes 8.500%, 05/22/19	358,447

200,000	HSBC Bank PLC, Sr. Unsec. Notes 0.750%, Perpetual Maturity(b)(l)	121,000

900,000	JPMorgan Chase & Co., Sr. Unsec. Notes 5.375%, 10/01/12	973,472

500,000	JPMorgan Chase Bank NA, Sub. Notes 0.866%, 06/13/16(b)	471,051

1,000,000	Merrill Lynch & Co., Inc., Sr. Unsec. Notes, Series C 6.050%, 08/15/12	1,063,985

100,000	Royal Bank of Scotland Group PLC, Jr. Sub. Notes 7.648%, Perpetual Maturity(b)(l)	75,500

Principal Amount		Value (Note 2)

$ 200,000	Royal Bank of Scotland Group PLC, Sub. Notes 5.000%, 10/01/14	$187,899

1,500,000	Wachovia Bank NA, Notes 4.800%, 11/01/14	1,572,965

400,000	Wachovia Bank NA, Sub. Notes 0.867%, 03/15/16(b)	373,159

100,000	Wachovia Corp., Sr. Unsec. Notes 5.300%, 10/15/11	104,704

		9,381,430

Brokerage: 4.74%

1,000,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes 5.950%, 01/18/18	1,040,915

300,000	6.150%, 04/01/18	314,932

500,000	6.250%, 09/01/17	530,283

270,000	Jefferies Group, Inc., Sr. Unsec. Notes 6.250%, 01/15/36	242,678

695,000	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes 5.750%, 04/25/11(g)	140,738

1,300,000	6.875%, 05/02/18(g)	271,375

800,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes 0.595%, 01/09/14(b)	737,124

900,000	6.625%, 04/01/18	945,319

800,000	Morgan Stanley, Sr. Unsec. Notes 0.783%, 10/15/15(b)	715,050

200,000	6.750%, 04/15/11	206,962

		5,145,376

Finance-Other: 0.20%

250,000	NLV Financial Corp., Sr. Notes 7.500%, 08/15/33(c)(e)	219,788

Industrial-Energy: 0.86%

750,000	Sunoco, Inc., Unsec. Notes 9.000%, 11/01/24	933,781

Industrial-Other: 0.89%

1,300,000	Barnett Capital III, Ltd. Gtd. Notes 0.969%, 02/01/27(b)	875,468

June 30, 2010	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund(a)

Principal Amount		Value (Note 2)

Industrial-Other (continued): 0.89%

$1,611,215	Canal Point II Ltd., Sec. Note, Series AI 0.000%, 06/25/14(e)(h)	$86,707

		962,175

Insurance-Life: 1.34%

1,000,000	FPL Group Capital, Inc., Gtd. Notes 1.419%, 06/17/11(b)	1,006,708

400,000	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes 0.648%, 07/13/12(b)	352,089

100,000	5.750%, 06/15/11	98,625

		1,457,422

Non-Captive Consumer: 1.27%

1,000,000	American Express Credit Co., Sr. Unsec. Medium-Term Notes 5.875%, 05/02/13	1,095,135

300,000	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A 0.546%, 10/25/11(b)	284,216

		1,379,351

Non-Captive Diversified: 1.24%

500,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes 5.720%, 08/22/11	508,718

725,000	6.900%, 09/15/15	832,918

		1,341,636

Tobacco: 0.94%

1,000,000	Altria Group, Inc., Gtd. Notes 4.125%, 09/11/15	1,020,526

Utilities: 0.64%

641,330	MP Environmental Funding Llc, Series A1 4.982%, 07/15/14	697,376

Wirelines: 0.95%

1,000,000	British Telecommunications PLC, Sr. Unsec. Notes 8.125%, 12/15/10(b)	1,034,338

	Total Corporate Bonds (Cost $24,491,622)	23,573,199

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 2.72%

$1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series A 6.899%, 12/01/40	$1,112,050

800,000	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series B 6.899%, 12/01/40	889,640

900,000	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds 6.800%, 07/01/39	955,215

	Total Municipal Bonds (Cost $2,696,599)	2,956,905

FOREIGN GOVERNMENT OBLIGATIONS: 0.93%
1,000,000	Province of Ontario Canada, Sr. Unsec. Notes 2.700%, 06/16/15	1,010,170

	Total Foreign Government Obligations (Cost $996,874)	1,010,170

U.S. GOVERNMENT AGENCY SECURITIES: 57.41%
Department of Housing & Urban Development (HUD): 0.20%

214,000	US Department of Housing and Urban Development 6.330%, 08/01/13	214,330

Federal Home Loan Mortgage Corp (FHLMC): 0.46%

200,000	FHLMC, Discount Notes 0.232%, 10/05/10(i)	199,925

300,000	0.262%, 10/19/10(i)	299,872

		499,797

Small Business Administration-Pass-Through-Agency: 0.81%

834,928	Small Business Administration Participation Certificates, Series 2003-20E, Class 1 4.640%, 05/01/23	883,907

U.S. Treasury Bonds & Notes: 55.94%

3,900,000	U.S. Treasury Bonds 3.125%, 05/15/19	3,985,617

8,400,000	3.625%, 08/15/19	8,891,533

1,300,000	3.750%, 11/15/18	1,402,172

See Notes to Financial Statements	37	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund(a)

Principal Amount		Value (Note 2)

U.S. Treasury Bonds & Notes (continued): 55.94%

$1,200,000	4.000%, 08/15/18	$1,321,126

1,300,000	4.250%, 05/15/39	1,378,000

500,000	4.375%, 02/15/38	541,953

600,000	4.375%, 11/15/39	649,500

200,000	4.375%, 05/15/40	216,875

600,000	4.625%, 02/15/40	676,313

1,800,000	5.250%, 02/15/29	2,169,563

1,700,000	7.500%, 11/15/24	2,468,453

3,900,000	7.625%, 11/15/22	5,603,812

3,300,000	7.875%, 02/15/21	4,728,283

1,500,000	8.000%, 11/15/21	2,183,438

200,000	8.125%, 08/15/19	285,203

900,000	8.125%, 05/15/21	1,313,438

100,000	8.500%, 02/15/20	146,813

200,000	8.750%, 08/15/20	300,125

1,209,708	U.S. Treasury Inflation Indexed Bonds 1.375%, 01/15/20	1,240,801

61,000	U.S. Treasury Notes 1.000%, 07/31/11(j)	61,393

1,000,000	2.500%, 04/30/15	1,036,016

1,000,000	2.500%, 06/30/17	1,005,156

1,000,000	2.750%, 05/31/17	1,021,953

5,200,000	3.000%, 08/31/16	5,431,156

3,700,000	3.125%, 01/31/17	3,872,860

200,000	3.125%, 04/30/17	209,219

2,700,000	3.250%, 12/31/16	2,848,289

5,500,000	5.125%, 06/30/11(j)	5,759,748

36	United States Treasury Strip Coupon 0.000%, 11/15/17(f)(k)	30

		60,748,838

	Total U.S. Government Agency Securities (Cost $59,731,664)	62,346,872

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.25%
$274,102	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/01/10	$274,102

	Total Short-Term Bank Debt Instruments (Cost $274,102)	274,102

	Total Investments: 97.12% (Cost $110,608,507)	105,469,654

	Net Other Assets and Liabilities: 2.88%	3,127,223

	Net Assets: 100.00%	$108,596,877

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,167,459, representing 4.76% of net assets.

(d) Interest only security.

(e) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(f) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(g) Security in default on interest payments.

(h) Fair valued security.

(i) Rate shown is the effective yield as of June 30, 2010.

(j) Security, or portion of security, is being held as collateral for short sales.

(k) Principal only security.

(l) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(m) Less than 0.005%.

Percentages are stated as a percent of net assets.

June 30, 2010	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund(a)

Investment Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Corporation

HUD — Department of Housing & Urban Development

IO — Interest Only

STRIP — Separate Trading of Registered Interest and Principal of Securities

Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN
(4)	U.S. 10 Year Treasury Note, Expires September 2010, Strike Price $114.00 Call	$(188)

(4)	U.S. 10 Year Treasury Note, Expires September 2010, Strike Price $122.00 Call	(6,625)

	Total Options Written (Proceeds $3,668)	$(6,813)

FUTURES CONTRACTS

At June 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
90-DAY EURO Dollar	Long	248	09/14/10	$61,593,900	$617,055
U.S. 2 Year Treasury Note	Long	20	10/01/10	4,376,564	17,416
U.S. 10 Year Treasury Note	Short	(34)	09/22/10	(4,166,595)	(66,937)
				$61,803,869	$567,534

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Value	% of Net Assets
10/03/07 - 04/10/08	Canal Point II Ltd., Sec. Notes, Series AI(d)(h) 0.000%, 06/25/14	$1,345,160	$86,707	0.08%
02/11/05 - 02/16/05	FNMA, Series 1998-M4, Class N(b)(d) 1.012%, 02/25/35	582,557	2,916	0.00%	(m)
06/14/06 - 03/21/07	FNMA, Series 2000-M2, Class IO(b)(d) 0.000%, 06/17/40	114,091	40	0.00%	(m)
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO(b)(d) 0.576%, 01/16/42	982,378	186,550	0.17%
05/17/07	GNMA, Series 2003-64, Class XA(b)(d) 0.263%, 08/16/43	487,385	122,011	0.11%
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO(b)(d) 0.900%, 10/25/26	85,827	266	0.00%	(m)
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO(b)(d) 0.760%, 11/15/26	720,513	624,920	0.58%
01/18/07	NLV Financial Corp., Sr. Notes(c) 7.500%, 08/15/33	276,862	219,788	0.20%
10/03/06	Preferred Term Securities XIII, Ltd.(b)(c) 2.109%, 03/24/34	638,735	97,500	0.09%

See Notes to Financial Statements	39	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Growth Fund( a)

Shares		Value (Note 2)

COMMON STOCKS: 99.65%
Capital Goods: 8.46%

16,578	3M Co.	$1,309,496

7,180	Cummins, Inc.	467,633

24,470	Emerson Electric Co.	1,069,094

42,600	Graco, Inc.	1,200,894

14,990	Rockwell Automation, Inc.	735,859

7,660	Thomas & Betts Corp.(b)	265,802

20,150	United Technologies Corp.	1,307,937

8,180	Valmont Industries, Inc.	594,359

7,275	WW Grainger, Inc.	723,499

		7,674,573

Consumer Durables & Apparel: 2.34%

17,767	Coach, Inc.	649,384

21,790	NIKE, Inc., Class B	1,471,914

		2,121,298

Diversified Financials: 5.53%

3,730	Affiliated Managers Group, Inc.(b)	226,672

36,730	American Express Co.	1,458,181

36,920	AmeriCredit Corp.(b)	672,682

11,451	Capital One Financial Corp.	461,475

7,150	Franklin Resources, Inc.	616,259

1,860	Goldman Sachs Group, Inc.	244,162

3,702	IntercontinentalExchange, Inc.(b)	418,437

25,431	NYSE Euronext	702,659

4,945	T Rowe Price Group, Inc.	219,509

		5,020,036

Energy: 10.39%

14,265	Anadarko Petroleum Corp.	514,824

2,710	Apache Corp.	228,155

6,110	Baker Hughes, Inc.	253,993

2,520	Consol Energy, Inc.	85,075

14,045	Devon Energy Corp.	855,621

3,930	Diamond Offshore Drilling, Inc.	244,407

69,776	Exxon Mobil Corp.	3,982,116

17,265	Halliburton Co.	423,856

8,345	National Oilwell Varco, Inc.	275,969

Shares		Value (Note 2)

15,560	Occidental Petroleum Corp.	$1,200,454

24,680	Schlumberger, Ltd.	1,365,791

		9,430,261

Food & Drug Retailing: 2.04%

26,921	Wal-Mart Stores, Inc.	1,294,092

15,390	Whole Foods Market, Inc.(b)	554,348

		1,848,440

Food Beverage & Tobacco: 7.00%

34,295	Coca-Cola Co.	1,718,866

10,610	ConAgra Foods, Inc.	247,425

20,890	General Mills, Inc.	742,013

30,091	Hershey Co.	1,442,262

9,060	HJ Heinz Co.	391,573

24,160	PepsiCo, Inc.	1,472,552

23,009	Smithfield Foods, Inc.(b)	342,834

		6,357,525

Health Care Equipment & Services: 4.35%

4,283	DaVita, Inc.(b)	267,431

4,750	Hospira, Inc.(b)	272,888

1,705	Intuitive Surgical, Inc.(b)	538,132

20,488	Medco Health Solutions, Inc.(b)	1,128,478

21,650	Medtronic, Inc.	785,245

4,270	Teleflex, Inc.	231,776

25,310	UnitedHealth Group, Inc.	718,804

		3,942,754

Hotels Restaurants & Leisure: 2.49%

36,484	Career Education Corp.(b)	839,862

7,700	DeVry, Inc.	404,173

41,790	Starbucks Corp.	1,015,497

		2,259,532

Household & Personal Products: 2.50%

37,750	Procter & Gamble Co.	2,264,245

Insurance: 0.61%

5,753	Aflac, Inc.	245,481

June 30, 2010	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Growth Fund( a)

Shares		Value (Note 2)
Insurance (continued): 0.61%

5,733	Prudential Financial, Inc.	$307,632

		553,113

Materials: 3.83%

18,389	AK Steel Holding Corp.	219,197

9,100	EI du Pont de Nemours & Co.	314,769

13,680	Freeport-McMoRan Copper & Gold, Inc.	808,898

11,046	International Paper Co.	249,971

5,030	Monsanto Co.	232,487

19,200	Newmont Mining Corp.	1,185,407

5,800	Nucor Corp.	222,024

3,140	Praxair, Inc.	238,609

		3,471,362

Pharmaceuticals & Biotechnology: 9.18%

7,295	Abbott Laboratories	341,260

4,335	Allergan, Inc.	252,557

8,280	Amgen, Inc.(b)	435,528

32,631	Biogen Idec, Inc.(b)	1,548,341

31,905	Gilead Sciences, Inc.(b)	1,093,703

35,931	Johnson & Johnson	2,122,085

13,725	Perrigo Co.	810,736

25,965	Thermo Fisher Scientific, Inc.(b)	1,273,583

8,630	Valeant Pharmaceuticals International(b)	451,263

		8,329,056

Retailing: 5.49%

28,740	Advance Auto Parts, Inc.	1,442,174

11,025	Big Lots, Inc.(b)	353,792

32,700	The Gap, Inc.	636,342

17,770	Home Depot, Inc.	498,804

11,900	Ross Stores, Inc.	634,151

12,331	Tiffany & Co.	467,468

22,620	TJX Cos., Inc.	948,909

		4,981,640

Semiconductors & Semiconductor Equipment: 0.98%

45,625	Intel Corp.	887,406

Shares		Value (Note 2)
Software & Services: 14.26%

83,090	Compuware Corp.(b)	$663,058

8,790	Global Payments, Inc.	321,187

5,510	Google, Inc., Class A(b)	2,451,675

26,550	International Business Machines Corp.	3,278,394

188,145	Microsoft Corp.	4,329,216

88,485	Oracle Corp.	1,898,888

		12,942,418

Technology Hardware & Equipment: 16.87%

20,610	Apple, Inc.(b)	5,184,033

136,500	Cisco Systems, Inc.(b)	2,908,815

46,500	Dell, Inc.(b)	560,790

52,420	EMC Corp.(b)	959,286

21,520	Harris Corp.	896,308

33,890	Hewlett-Packard Co.	1,466,759

49,089	JDS Uniphase Corp.(b)	483,036

26,750	Molex, Inc.	487,920

21,680	NetApp, Inc.(b)	808,881

166,660	Tellabs, Inc.	1,064,957

16,200	Western Digital Corp.(b)	488,592

		15,309,377

Telecommunication Services: 0.97%

36,326	AT&T, Inc.	878,726

Transportation: 1.66%

26,516	United Parcel Service, Inc.	1,508,495

Utilities: 0.70%

13,920	Questar Corp.	633,221

	Total Common Stocks (Cost $95,302,496)	90,413,478

See Notes to Financial Statements	41	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Growth Fund( a)

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.39%
$354,116	Citibank — New York 0.030%, due 07/01/10	$354,116

	Total Short-Term Bank Debt Instruments (Cost $354,116)	354,116

	Total Investments: 100.04% (Cost $95,656,612)	90,767,594

	Net Other Assets and Liabilities: (0.04)%	(38,444)

	Net Assets: 100.00%	$90,729,150

(a) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2010	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Value Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 98.96%
Automobiles & Components: 0.98%

8,969	Cooper Tire & Rubber Co.	$174,896

65,836	Ford Motor Co.(b)	663,626

		838,522

Banks: 4.97%

14,926	KeyCorp	114,781

20,649	PNC Financial Services Group, Inc.	1,166,669

60,828	Prosperity Bancshares, Inc.	2,113,773

323,274	South Financial Group, Inc.	88,092

30,607	Wells Fargo & Co.	783,539

		4,266,854

Capital Goods: 7.35%

13,942	3M Co.	1,101,279

176,680	General Electric Co.	2,547,725

46,651	Northrop Grumman Corp.	2,539,680

1,301	Oshkosh Corp.(b)	40,539

2,893	Powell Industries, Inc.(b)	79,095

		6,308,318

Commercial & Professional Services: 1.77%

2,785	ATC Technology Corp.(b)	44,894

15,274	Avery Dennison Corp.	490,754

4,774	Consolidated Graphics, Inc.(b)	206,428

2,581	Courier Corp.	31,514

8,600	Kimball International, Inc., Class B	47,558

5,374	M&F Worldwide Corp.(b)	145,635

33,594	RR Donnelley & Sons Co.	549,934

		1,516,717

Consumer Durables & Apparel: 3.06%

35,572	NIKE, Inc., Class B	2,402,889

9,000	Wolverine World Wide, Inc.	226,980

		2,629,869

Diversified Financials: 15.10%

47,847	AmeriCredit Corp.(b)	871,772

95,715	Bank of America Corp.	1,375,425

5,382	Calamos Asset Management, Inc.	49,945

74,080	Capital One Financial Corp.	2,985,424

Shares		Value (Note 2)

493,954	Citigroup, Inc.(b)	$1,857,267

3,307	Goldman Sachs Group, Inc.	434,110

107,634	JPMorgan Chase & Co.	3,940,480

13,893	Legg Mason, Inc.	389,421

28,509	NGP Capital Resources Co.	204,410

44,911	PHH Corp.(b)	855,105

		12,963,359

Energy: 11.22%

44,485	Chevron Corp.	3,018,752

79,636	ConocoPhillips	3,909,332

47,433	Exxon Mobil Corp.	2,707,001

		9,635,085

Food & Staples Retailing: 1.57%

6,096	SUPERVALU, Inc.	66,081

26,584	Wal-Mart Stores, Inc.	1,277,893

		1,343,974

Food Beverage & Tobacco: 7.17%

18,663	Altria Group, Inc.	374,007

36,302	ConAgra Foods, Inc.	846,563

34,473	The Hershey Co.	1,652,290

26,429	Hormel Foods Corp.	1,069,846

12,186	Lorillard, Inc.	877,148

9,700	Sanderson Farms, Inc.	492,178

41,749	Tyson Foods, Inc.	684,266

4,085	Universal Corp.	162,093

		6,158,391

Food Products: 0.28%

16,700	John B. Sanfilippo & Son, Inc.(b)	241,649

Health Care Equipment & Services: 2.01%

60,764	UnitedHealth Group, Inc.	1,725,698

Hotels Restaurants & Leisure: 0.54%

3,815	Bob Evans Farms, Inc.	93,925

3,578	Hillenbrand, Inc.	76,533

1,511	ITT Educational Services, Inc.(b)	125,444

See Notes to Financial Statements	43	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Value Fund(a)

Shares		Value (Note 2)
Hotels Restaurants & Leisure (continued): 0.54%

1,600	Pre-Paid Legal Services, Inc.(b)	$72,784

4,037	Starbucks Corp.	98,099

		466,785

Household & Personal Products: 0.88%

5,100	Central Garden and Pet Co.(b)	48,501

77,664	Central Garden and Pet Co., Class A(b)	696,646

1,566	Schiff Nutrition International, Inc.	11,150

		756,297

Insurance: 3.98%

55,665	Assurant, Inc.	1,931,575

30,071	Travelers Cos., Inc.	1,480,997

		3,412,572

Materials: 4.66%

13,022	Domtar Corp.	640,031

22,668	Eastman Chemical Co.	1,209,565

15,563	Freeport-McMoRan Copper & Gold, Inc.	920,240

50,434	International Paper Co.	1,141,322

6,345	KMG Chemicals, Inc.	91,114

		4,002,272

Media: 1.18%

58,275	Comcast Corp., Class A	1,012,237

Paper & Forest Products: 0.19%

15,100	PH Glatfelter Co.	163,835

Pharmaceuticals, Biotechnology & Life Sciences: 11.52%

6,238	Amgen, Inc.(b)	328,119

94,973	Bristol-Myers Squibb Co.	2,368,627

90,684	Eli Lilly & Co.	3,037,914

70,307	Johnson & Johnson	4,152,331

1,577	KV Pharmaceutical Co., Class B(b)	1,640

		9,888,631

Real Estate: 0.07%

3,556	Annaly Capital Management, Inc.	60,985

Retailing: 3.11%

29,304	Big Lots, Inc.(b)	940,365

8,094	Dillard’s, Inc., Class A	174,021

Shares		Value (Note 2)

6,234	Dollar Tree, Inc.(b)	$259,521

55,238	Gap, Inc.	1,074,932

4,402	Target Corp.	216,446

		2,665,285

Semiconductors & Semiconductor Equipment: 0.25%

29,035	Advanced Micro Devices, Inc.(b)	212,536

Software & Services: 2.80%

11,538	Computer Sciences Corp.	522,095

15,205	International Business Machines Corp.	1,877,513

		2,399,608

Technology Hardware & Equipment: 0.06%

7,248	Agilysys, Inc.	48,489

Technology, Hardware & Equipment: 4.24%

7,240	InterDigital, Inc.(b)	178,756

17,210	Lexmark International, Inc.(b)	568,446

71,002	Seagate Technology(b)	925,866

6,700	Tech Data Corp.(b)	238,654

27,801	Vishay Intertechnology, Inc.(b)	215,180

50,331	Western Digital Corp.(b)	1,517,983

		3,644,885

Telecommunication Services: 6.12%

164,813	AT&T, Inc.	3,986,827

4,485	Telephone & Data Systems, Inc.	136,299

6,900	USA Mobility, Inc.	89,148

37,064	Verizon Communications, Inc.	1,038,533

		5,250,807

Utilities: 3.88%

84,435	Constellation Energy Group, Inc.	2,723,028

1,394	Exelon Corp.	52,930

13,707	Nicor, Inc.	555,134

		3,331,092

	Total Common Stocks (Cost $94,913,636)	84,944,752

June 30, 2010	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Value Fund(a)

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.03%
$26,665	Citibank — New York 0.030%, due 07/01/10	$26,665

	Total Short-Term Bank Debt Instruments (Cost $26,665)	26,665

	Total Investments: 98.99% (Cost $94,940,301)	84,971,417

	Net Other Assets and Liabilities: 1.01%	865,729

	Net Assets: 100.00%	$85,837,146

(a) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	45	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

Principal Amount		Value (Note 2)

ASSET-BACKED SECURITIES: 4.81%
$1,500,000	Accredited Mortgage Loan Trust, Series 2007-1, Class A4(b) 0.56719%, 02/25/37	$647,000

180,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220%, 10/08/13	180,087

900,000	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4 5.300%, 05/15/14	941,031

326,041	Capital One Auto Finance Trust, Series 2006-B, Class A4(b) 0.36469%, 07/15/13	325,214

700,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A(b) 0.59969%, 06/15/13	690,086

20,001	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2A(b) 0.46719%, 04/25/37	19,722

145,000	Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360%, 03/15/13	145,133

	Total Asset-Backed Securities (Cost $2,930,486)	2,948,273

COLLATERALIZED MORTGAGE OBLIGATIONS: 101.62%
Collateralized Mortgage Obligations-Other: 15.20%

319,468	Banc of America Funding Corp., Series 2004-B, Class 5A1(b) 3.76404%, 11/20/34	259,993

126,379	Bank of America Alternative Loan Trust, Series 2003-10, Class 6A2 5.500%, 12/25/18	129,220

142,066	Bank of America Alternative Loan Trust, Series 2004-3, Class 4A1 5.000%, 04/25/19	141,623

509,625	Countrywide Alternative Loan Trust, Series 2005-23CB, Class A15 5.500%, 07/25/35	435,879

112,330	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4 5.250%, 03/25/35	106,642

Principal Amount		Value (Note 2)

$ 334,348	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A8 5.500%, 02/25/36	$266,311

291,753	Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A15 5.750%, 03/25/37	198,796

1,422,016	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1(b) 0.84719%, 02/25/35	1,078,717

127,364	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A4 5.500%, 03/25/35	109,208

1,090,017	Government National Mortgage Association, Series 2006-106, Class SL(b) 5.7525%, 04/20/36	119,845

1,095,472	Government National Mortgage Association, Series 2006-62, Class SI(b) 7.0325%, 10/20/36	125,669

625,159	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1(b) 0.53719%, 08/25/34	522,529

330,568	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1(b) 3.36456%, 01/25/35	289,898

991,498	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1(b)
	0.53719%, 08/25/46	800,726

79,112	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15 5.750%, 02/25/36	78,991

75,127	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A(b) 0.67750%, 09/19/35	43,655

149,200	Homebanc Mortgage Trust, Series 2005-4, Class A1(b) 0.61719%, 10/25/35	112,143

291,531	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1(b) 5.80259%, 03/25/37	242,925

174,253	JP Morgan Mortgage Trust, Series 2004-S2, Class 5A1 5.500%, 12/25/19	179,125

June 30, 2010	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

Principal Amount		Value (Note 2)
Collateralized Mortgage Obligations-Other (continued): 15.20%

$ 106,666	Lehman Mortgage Trust, Series 2005-2, Class 3A3 5.500%, 12/25/35	$97,461

281,916	MortgageIT Trust, Series 2004-1, Class A1(b) 0.73719%, 11/25/34	237,512

171,640	Residential Accredit Loans, Inc., Series 2005-QS1, Class A5 5.500%, 01/25/35	145,573

245,000	SLM Student Loan Trust, Series 2008-5, Class A3(b) 1.61578%, 01/25/18	252,834

500,000	SLM Student Loan Trust, Series 2008-5, Class A4(b) 2.01578%, 07/25/23	526,174

248,114	Structured Asset Securities Corp., Series 2005-5, Class 2A4(b) 5.500%, 04/25/35	215,715

725,484	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1(b) 0.46719%, 08/25/11	708,077

1,567,670	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1 6.000%, 06/25/37	1,184,336

820,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2A4, Class 2A4(b) 5.754%, 04/25/36	694,524

		9,304,101

Federal Home Loan Mortgage Corp (FHLMC): 5.64%

339,313	FHLMC(b) 5.149%, 03/01/38	361,559

296,732	FHLMC(b) 5.147%, 07/01/38	316,575

230,764	FHLMC(b) 4.688%, 03/01/38	243,574

280,602	FHLMC, REMICS 4.500%, 05/15/22	289,851

536,507	FHLMC, REMICS(b) 0.74969%, 09/15/36	536,963

677,984	FHLMC, REMICS 5.000%, 01/15/34	717,656

Principal Amount		Value (Note 2)

$ 940,326	FHLMC, REMICS 5.000%, 10/15/33	$992,044

		3,458,222

Federal Home Loan Mortgage Corp (FHLMC)-Pass-Through- Agency: 7.99%

353	FHLMC-Gold 8.000%, 07/01/24	406

1,948	FHLMC-Gold 8.000%, 08/01/24	2,244

763	FHLMC-Gold 8.000%, 11/01/25	879

5,627	FHLMC-Gold 8.000%, 06/01/26	6,493

796,538	FHLMC-Gold 5.000%, 05/01/40	843,493

2,278,503	FHLMC-Gold 5.000%, 09/01/39	2,412,815

1,078,303	FHLMC-Gold 5.000%, 09/01/33	1,145,911

382,290	FHLMC-Gold 4.500%, 07/01/39	396,698

6,925	FHLMC-Gold 7.500%, 09/01/14	7,454

2,842	FHLMC-Gold 8.000%, 12/01/25	3,269

25,928	FHLMC-Gold 8.000%, 07/01/25	29,822

2,286	FHLMC-Gold 8.000%, 07/01/24	2,633

236	FHLMC-Gold 8.000%, 09/01/25	272

27,865	FHLMC-Gold 8.000%, 07/01/24	32,100

12,124	FHLMC-Gold 5.500%, 01/01/29	13,092

197	FHLMC-Gold 8.000%, 01/01/26	227

113	FHLMC-Gold 7.000%, 06/01/15	123

		4,897,931

See Notes to Financial Statements	47	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA): 5.04%

$2,300,000	FNMA, REMICS(b) 0.0000%, 05/25/40	$2,300,000

786,949	FNMA, REMICS(b) 0.84719%, 06/25/40	789,690

		3,089,690

Federal National Mortgage Association (FNMA)-Pass- Through Agency: 67.51%

2,942,060	FNMA 4.500%, 11/01/39	3,055,697

761,164	FNMA 4.500%, 09/01/39	793,752

329,435	FNMA 6.000%, 10/01/38	358,590

5,326,286	FNMA 6.000%, 06/01/39	5,784,347

367,084	FNMA 4.500%, 06/01/39	382,796

77,280	FNMA 4.500%, 07/01/39	80,589

187,606	FNMA 4.500%, 06/01/39	195,635

48,036	FNMA 4.500%, 06/01/39	50,092

400,000	FNMA 5.500%, 03/01/38	429,940

564,234	FNMA 6.000%, 05/01/16	612,877

760,979	FNMA 5.500%, 01/01/38	821,191

289,115	FNMA 5.000%, 03/01/34	311,811

3,865,030	FNMA 5.500%, 07/01/34	4,162,394

2,306,606	FNMA 5.500%, 04/01/34	2,485,735

11,135	FNMA 6.000%, 09/01/13	12,094

2,411,705	FNMA 6.000%, 05/01/37	2,625,140

159,340	FNMA 4.500%, 05/01/39	166,158

Principal Amount		Value (Note 2)

$ 370,436	FNMA 5.000%, 03/01/23	$396,569

672,568	FNMA 5.000%, 01/01/23	718,650

11,134,473	FNMA 4.500%, 07/01/39	11,564,543

22,674	FNMA 4.500%, 02/01/39	23,645

6,238	FNMA 7.500%, 12/01/31	7,122

49,444	FNMA 7.500%, 09/01/29	56,345

161,851	FNMA 6.000%, 03/01/36	176,174

2,906,548	FNMA 5.000%, 11/01/33	3,091,506

226,630	FNMA 4.500%, 06/01/39	236,328

269,728	FNMA(b) 4.826%, 08/01/38	285,592

62,954	FNMA 4.500%, 06/01/39	65,649

407,702	FNMA 6.000%, 07/01/38	443,784

286,829	FNMA(b) 4.449%, 06/01/38	302,482

280,576	FNMA(b) 5.157%, 07/01/38	299,425

253,987	FNMA(b) 5.311%, 08/01/38	271,482

825,872	FNMA 6.000%, 02/01/38	896,897

872,360	FNMA, Interest Strip(c) 4.500%, 11/25/39	193,756

		41,358,787

Government National Mortgage Association (GNMA): 0.11%

702,513	GNMA, Series 2007-19, Class SJ(b)(c) 5.85250%, 04/20/37	65,030

June 30, 2010	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

Principal Amount		Value (Note 2)

Government National Mortgage Association (GNMA)-Pass- Through-Agency: 0.13%

$ 2,605	GNMA 6.500%, 08/15/14	$2,838

21,986	GNMA 5.500%, 04/15/14	23,345

1,561	GNMA 7.500%, 10/15/29	1,779

30,972	GNMA 8.000%, 09/20/26	35,705

15,519	GNMA 6.500%, 12/15/23	17,160

		80,827

	Total Collateralized Mortgage Obligations (Cost $61,121,418)	62,254,588

PROJECT LOANS: 0.00%(d)
Project Loans: 0.00%(d)

2,207	Merrill Lynch 42(e)(f) 7.430%, 09/01/22	2,200

	Total Project Loans (Cost $2,235)	2,200

Principal Amount		Value (Note 2)

U.S. TREASURY BONDS & NOTES: 2.70%
U.S. Treasury Bonds & Notes: 2.70%

$900,000	U.S. Treasury Bonds 3.500%, 05/15/20	$943,036

700,000	U.S. Treasury Notes 2.125%, 05/31/15	712,415

	Total U.S. Treasury Bonds & Notes (Cost $1,648,209)	1,655,451

Contracts

OPTIONS PURCHASED: 0.00%(d)
8	Eurodollar , Expiration: September 2010 at: $97.25 Put	50

	Total Options Purchased (Cost $1,324)	50

	Total Investments: 109.13% (Cost $65,703,672)	66,860,562

	Net Other Assets and Liabilities: (9.13)%	(5,592,331)

	Net Assets: 100.00%	$61,268,231

FORWARD COMMITMENT

Description	Interest Rate	Maturity Date		Principal Amount	Value
TBA Purchase Commitments at June 30, 2010: 83.46% (Cost Payable $50,850,473)
FHLMC-Gold	6.000%	08/12/10		$100,000	$108,187
FHLMC-Gold	5.500%	08/12/10		1,100,000	1,176,485
FHLMC-Gold	5.000%	06/14/10	(g)	900,000	952,828
FHLMC-Gold	5.000%	07/14/10		2,700,000	2,854,829
FHLMC-Gold	4.500%	07/19/10		200,000	210,844
FHLMC-Gold	4.500%	08/12/10		3,000,000	3,097,500
FNMA	6.500%	08/12/10		1,100,000	1,201,921
FNMA	6.000%	08/12/10		3,900,000	4,219,312
FNMA	5.500%	06/14/10	(g)	500,000	536,955
FNMA	5.500%	07/14/10		3,000,000	3,220,314
FNMA	5.500%	08/12/10		400,000	428,000
FNMA	5.000%	07/14/10		6,300,000	6,666,188
FNMA	5.000%	07/19/10		1,200,000	1,280,250
FNMA	4.500%	07/14/10		4,600,000	4,768,907
FNMA	4.500%	07/19/10		2,200,000	2,321,343
FNMA	4.000%	07/14/10		900,000	911,813

See Notes to Financial Statements	49	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

Description	Interest Rate	Maturity Date		Principal Amount	Value
FNMA	4.000%	07/19/10		$1,700,000	$1,766,405
GNMA	6.500%	08/19/10		2,300,000	2,517,424
GNMA	6.000%	06/21/10	(g)	200,000	218,177
GNMA	6.000%	07/21/10		1,900,000	2,070,111
GNMA	5.500%	08/21/10		1,600,000	1,723,501
GNMA	5.500%	07/21/10		1,400,000	1,512,438
GNMA	5.000%	07/21/10		3,300,000	3,515,015
GNMA	5.000%	08/19/10		700,000	741,237
GNMA	4.500%	07/21/10		500,000	521,016
GNMA	4.500%	08/19/10		2,500,000	2,596,485
					$51,137,485

Description	Interest Rate	Maturity Date		Principal Amount	Value
TBA Sale Commitments at June 30, 2010: 67.96% (Proceeds Receivable $41,236,804)
FHLMC-Gold	5.000%	06/14/10	(g)	$ (900,000)	$(952,828)
FHLMC-Gold	5.000%	07/14/10		(3,100,000)	(3,277,766)
FNMA	6.000%	07/14/10		(8,900,000)	(9,653,723)
FNMA	6.000%	07/19/10		(500,000)	(542,207)
FNMA	5.500%	06/14/10	(g)	(900,000)	(966,519)
FNMA	5.500%	07/14/10		(3,300,000)	(3,542,345)
FNMA	5.000%	07/14/10		(2,600,000)	(2,751,125)
FNMA	5.000%	07/19/10		(1,000,000)	(1,066,875)
FNMA	5.000%	08/12/10		(700,000)	(738,063)
FNMA	4.500%	07/14/10		(11,200,000)	(11,611,253)
FNMA	4.000%	07/14/10		(900,000)	(911,813)
FNMA	4.000%	07/19/10		(1,700,000)	(1,766,405)
GNMA	6.000%	06/21/10	(g)	(200,000)	(218,177)
GNMA	6.000%	07/21/10		(200,000)	(217,906)
GNMA	5.500%	07/21/10		(1,400,000)	(1,512,438)
GNMA	5.000%	07/21/10		(1,300,000)	(1,384,703)
GNMA	4.500%	07/21/10		(500,000)	(521,016)
					$(41,635,162)

FUTURES CONTRACTS

At June 30, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
90-DAY EURO Dollar	Short	(2)	03/14/11	$(495,800)	$(1,056)
90-DAY EURO Dollar	Short	(1)	03/18/13	(244,013)	(978)
90-DAY EURO Dollar	Short	(2)	06/13/11	(495,300)	(1,581)
90-DAY EURO Dollar	Short	(1)	06/18/12	(245,700)	(991)
90-DAY EURO Dollar	Short	(2)	09/13/10	(496,725)	(444)
90-DAY EURO Dollar	Short	(2)	09/19/11	(494,575)	(1,981)
90-DAY EURO Dollar	Short	(1)	09/17/12	(245,125)	(1,003)
90-DAY EURO Dollar	Long	29	12/13/10	7,194,175	2,228
90-DAY EURO Dollar	Short	(33)	12/19/11	(8,143,575)	(30,486)
90-DAY EURO Dollar	Short	(1)	12/17/12	(244,525)	(978)

June 30, 2010	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Mortgage Securities Fund(a)

FUTURES CONTRACTS (continued)

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
U.S. 2 Year Treasury Note	Short	(5)	10/05/10	$(1,094,141)	$(2,073)
U.S. 5 Year Treasury Note	Short	(36)	10/05/10	(4,260,658)	(7,121)
U.S. 10 Year Treasury Note	Long	37	09/30/10	4,534,235	16,355
				$(4,731,727)	$(30,109)

(a) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Forward Mortgage Securities Fund.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

(c) Interest only security.

(d) Less than 0.005%.

(e) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(f) Fair valued security.

(g) Assigned to underlying mortgage backed pool in July.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REMICs — Real Estate Mortgage Investment Conduits

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/22/97 - 08/07/07	Merrill Lynch 42(f) 7.430%, 09/01/22	$2,259	$2,200	0.00%(d)

See Notes to Financial Statements	51	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 99.69%
Automobiles & Components: 1.38%

16,000	American Axle & Manufacturing Holdings, Inc.(b)	$117,280

5,215	BorgWarner, Inc.(b)	194,728

15,460	Cooper Tire & Rubber Co.	301,470

29,500	Dana Holding Corp.(b)	295,000

18,900	Exide Technologies(b)	98,280

15,800	Gentex Corp.	284,084

20,100	Tenneco, Inc.(b)	423,306

11,800	Thor Industries, Inc.	280,250

		1,994,398

Banks: 4.93%

36,500	Associated Banc-Corp.	447,490

27,100	Astoria Financial Corp.	372,896

5,145	Bank of Hawaii Corp.	248,761

21,936	Banner Corp.	43,433

3,800	Chemical Financial Corp.	82,764

9,820	Comerica, Inc.	361,671

4,968	Cullen/Frost Bankers, Inc.	255,355

83,100	First BanCorp/Puerto Rico(b)	44,043

22,223	First Niagara Financial Group, Inc.	278,454

19,100	FirstMerit Corp.	327,183

6,619	Hancock Holding Co.	220,810

10,402	Independent Bank Corp.	256,721

9,032	Independent Bank Corp.	3,423

65,220	New York Community Bancorp, Inc.	995,909

8,033	Prosperity Bancshares, Inc.	279,147

5,600	Provident Financial Services, Inc.	65,464

37,700	Radian Group, Inc.	272,948

27,700	Regions Financial Corp.	182,266

38,700	Synovus Financial Corp.	98,298

53,709	TFS Financial Corp.	666,529

56,891	Trustco Bank Corp. NY	318,590

27,600	Umpqua Holdings Corp.	316,848

1,711	ViewPoint Financial Group	23,697

9,700	Washington Federal, Inc.	156,946

Shares		Value (Note 2)

9,834	Westamerica Bancorporation	$516,482

14,500	Whitney Holding Corp.	134,125

14,546	Wilmington Trust Corp.	161,315

		7,131,568

Capital Goods: 7.49%

13,000	AGCO Corp.(b)	350,610

45,700	ArvinMeritor, Inc.(b)	598,670

17,100	BE Aerospace, Inc.(b)	434,853

11,376	Belden, Inc.	250,272

7,500	Bucyrus International, Inc.	355,875

14,068	EMCOR Group, Inc.(b)	325,956

69,300	GenCorp, Inc.(b)	303,534

5,013	General Cable Corp.(b)	133,596

8,700	Harsco Corp.	204,450

5,200	Hubbell, Inc.	206,388

8,337	Joy Global, Inc.	417,600

3,704	Kaman Corp.	81,932

32,000	KBR, Inc.	650,880

23,300	Manitowoc Co., Inc.	212,962

16,556	McDermott International, Inc.(b)	358,603

47,057	Mueller Water Products, Inc., Class A	174,581

32,524	Navistar International Corp.(b)	1,600,182

3,400	Nordson Corp.	190,672

16,100	Owens Corning(b)	481,551

13,968	Pentair, Inc.	449,770

19,520	Quanta Services, Inc.(b)	403,088

7,100	Roper Industries, Inc.	397,316

9,832	Shaw Group, Inc.(b)	336,451

4,500	SPX Corp.	237,645

13,300	Timken Co.	345,667

5,314	Tredegar Corp.	86,724

17,875	Trinity Industries, Inc.	316,745

17,600	Tutor Perini Corp.(b)	290,048

6,503	Tyco International, Ltd.	229,101

2,418	United Rentals, Inc.(b)	22,536

June 30, 2010	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Capital Goods (continued): 7.49%

7,657	URS Corp.(b)	$301,303

8,300	USG Corp.(b)	100,264

		10,849,825

Commercial & Professional Services: 0.49%

109	Advisory Board Co.(b)	4,683

1,230	Amrep Corp.(b)	15,473

15,290	Brink’s Co.	290,969

7,238	CDI Corp.	112,406

13,950	Cenveo, Inc.(b)	76,586

504	Covanta Holding Corp.(b)	8,361

8,240	Mine Safety Appliances Co.	204,187

		712,665

Consumer Durables & Apparel: 2.88%

13,100	American Greetings Corp., Class A	245,756

22,500	Brunswick Corp.	279,675

82,450	Eastman Kodak Co.(b)	357,833

10,179	Fossil, Inc.(b)	353,211

10,434	Garmin, Ltd.	304,464

12,100	Jarden Corp.	325,127

18,320	Jones Apparel Group, Inc.	290,372

7,500	KB Home	82,500

38,090	Lennar Corp., Class A	529,832

5,100	Mohawk Industries, Inc.(b)	233,376

6,500	Oxford Industries, Inc.	136,045

7,577	Pulte Group, Inc.(b)	62,738

22,900	Quiksilver, Inc.(b)	84,730

21,200	Ryland Group, Inc.	335,384

15,425	Toll Brothers, Inc.(b)	252,353

7,300	Tupperware Brands Corp.	290,905

		4,164,301

Consumer Services: 4.44%

8,523	Bally Technologies, Inc.(b)	276,060

15,357	Brinker International, Inc.	222,062

8,250	Career Education Corp.(b)	189,915

4,271	Chipotle Mexican Grill, Inc., Class A(b)	584,316

Shares		Value (Note 2)

26,652	CKE Restaurants, Inc.	$333,950

15,400	Cracker Barrel Old Country Store, Inc.	717,024

27,800	Denny’s Corp.(b)	72,280

28,454	Domino’s Pizza, Inc.(b)	321,530

15,112	Hillenbrand, Inc.	323,246

62,698	Las Vegas Sands Corp.(b)	1,388,133

1,200	Marriott International, Inc., Class A	35,928

10,650	Regis Corp.	165,821

15,333	Royal Caribbean Cruises, Ltd.(b)	349,132

23,200	Service Corp. International	171,680

16,800	Sotheby’s	384,216

1,500	Starwood Hotels & Resorts Worldwide, Inc.	62,145

10,180	Universal Technical Institute, Inc.	240,655

7,800	Weight Watchers International, Inc.	200,382

98,216	Wendy’s/Arby’s Group, Inc., Class A	392,864

		6,431,339

Diversified Financials: 2.45%

7,386	Affiliated Managers Group, Inc.(b)	448,847

29,100	Apollo Investment Corp.	271,503

500	Artio Global Investors, Inc.	7,870

4,956	BlackRock, Inc., Class A	710,690

8,100	Compass Diversified Holdings	108,621

17,123	Eaton Vance Corp.	472,766

19,863	Hercules Technology Growth Capital, Inc.	182,938

9,690	Jefferies Group, Inc.	204,265

2,099	MSCI, Inc., Class A(b)	57,513

6,300	NYSE Euronext	174,069

11,498	PHH Corp.(b)	218,922

10,841	SWS Group, Inc.	102,990

22,968	TD Ameritrade Holding Corp.(b)	351,410

11,060	Waddell & Reed Financial, Inc., Class A	241,993

		3,554,397

Energy: 4.70%

5,800	Alpha Natural Resources, Inc.(b)	196,446

11,277	Arch Coal, Inc.	223,397

See Notes to Financial Statements	53	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Energy (continued): 4.70%

100	Arena Resources, Inc.(b)	$3,190

15,600	Bronco Drilling Co., Inc.(b)	52,260

4,964	Continental Resources, Inc.(b)	221,494

6,500	Crimson Exploration, Inc.(b)	17,355

2,830	CVR Energy, Inc.(b)	21,282

14,182	Dresser-Rand Group, Inc.(b)	447,442

800	Energy XXI Bermuda, Ltd.(b)	12,624

21,390	Exterran Holdings, Inc.(b)	552,076

5,300	Frontline, Ltd.	151,262

7,045	Gulf Island Fabrication, Inc.	109,338

21,100	Helix Energy Solutions Group, Inc.(b)	227,247

4,854	Helmerich & Payne, Inc.	177,268

3,300	Houston American Energy Corp.	32,538

2	Kinder Morgan Management Llc(b)	121

12,500	Overseas Shipholding Group, Inc.	463,000

21,390	Patterson-UTI Energy, Inc.	275,289

17,800	Quicksilver Resources, Inc.(b)	195,800

13,100	Ship Finance International, Ltd.	234,228

13,192	Southern Union Co.	288,377

45,990	Teekay Corp.	1,203,558

7,600	Tesoro Corp.	88,692

5,500	Tidewater, Inc.	212,960

15,306	Ultra Petroleum Corp.(b)	677,291

58,630	USEC, Inc.(b)	279,079

1,700	Whiting Petroleum Corp.(b)	133,314

11,678	World Fuel Services Corp.	302,927

		6,799,855

Food & Staples Retailing: 1.95%

7,100	Andersons, Inc.	231,389

15,200	BJ’s Wholesale Club, Inc.(b)	562,552

11,161	Casey’s General Stores, Inc.	389,519

61,100	Great Atlantic & Pacific Tea Co.(b)	238,290

12,876	Nash Finch Co.	439,844

205,900	Rite Aid Corp.(b)	201,782

11,700	Ruddick Corp.	362,583

6,100	Spartan Stores, Inc.	83,692

Shares		Value (Note 2)

1,000	SUPERVALU, Inc.	$10,840

30,800	Winn-Dixie Stores, Inc.(b)	296,912

		2,817,403

Food Beverage & Tobacco: 2.58%

8,286	Bunge, Ltd.	407,588

32,601	Chiquita Brands International, Inc.(b)	396,102

9,315	Corn Products International, Inc.	282,245

9,133	Flowers Foods, Inc.	223,119

1,569	Fresh Del Monte Produce, Inc.(b)	31,757

8,700	Green Mountain Coffee Roasters, Inc.(b)	223,590

10,988	Hansen Natural Corp.(b)	429,741

7,700	Imperial Sugar Co.	77,770

4,505	Lorillard, Inc.	324,270

1,500	Mead Johnson Nutrition Co.	75,180

9,800	Sanderson Farms, Inc.	497,252

4,500	Smithfield Foods, Inc.(b)	67,050

41,800	Vector Group, Ltd.	703,075

		3,738,739

Health Care Equipment & Services: 6.41%

69,140	Allscripts-Misys Healthcare Solutions, Inc.(b)	1,113,153

11,445	Amsurg Corp., Class A(b)	203,950

2,300	Beckman Coulter, Inc.	138,667

15,600	Centene Corp.(b)	335,400

8,314	Chemed Corp.	454,277

7,437	Community Health Systems, Inc.(b)	251,445

8,284	Cooper Cos., Inc.	329,620

10,436	Edwards Lifesciences Corp.(b)	584,625

7,872	Gen-Probe, Inc.(b)	357,546

4,628	Hanger Orthopedic Group, Inc.(b)	83,119

7,600	Health Management Associates, Inc., Class A(b)	59,052

19,502	Health Net, Inc.(b)	475,264

21,100	Healthsouth Corp.(b)	394,781

20,687	Healthspring, Inc.(b)	320,855

6,189	Henry Schein, Inc.(b)	339,776

14,400	Hill-Rom Holdings, Inc.	438,192

June 30, 2010	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Health Care Equipment & Services (continued): 6.41%

20,359	Hologic, Inc.(b)	$283,601

9,602	IDEXX Laboratories, Inc.(b)	584,762

9,719	Inverness Medical Innovations, Inc.(b)	259,109

6,314	LifePoint Hospitals, Inc.(b)	198,260

7,001	Magellan Health Services, Inc.(b)	254,276

6,805	Mednax, Inc.(b)	378,426

14,117	Meridian Bioscience, Inc.	239,989

12,485	ResMed, Inc.(b)	759,213

6,394	STERIS Corp.	198,726

10,000	WellCare Health Plans, Inc.(b)	237,400

		9,273,484

Household & Personal Products: 0.84%

7,700	Avon Products, Inc.	204,050

3,700	Church & Dwight Co., Inc.	232,027

2,447	Energizer Holdings, Inc.(b)	123,035

14,027	Herbalife, Ltd.	645,944

2,300	Prestige Brands Holdings, Inc.(b)	16,284

		1,221,340

Insurance: 4.74%

5,300	ACE, Ltd.	272,844

13,300	American Equity Investment Life Holding Co.	137,256

20,100	American Financial Group, Inc.	549,132

5,500	Arthur J Gallagher & Co.	134,090

4,900	Aspen Insurance Holdings, Ltd.	121,226

4,100	Assured Guaranty, Ltd.	54,407

19,923	Axis Capital Holdings, Ltd.	592,111

7,800	Cincinnati Financial Corp.	201,786

19,200	CNO Financial Group, Inc.(b)	95,040

1,931	Delphi Financial Group, Inc., Class A	47,136

15,692	Endurance Specialty Holdings, Ltd.	588,921

35,020	Fidelity National Financial, Inc., Class A	454,910

6,400	First American Financial Corp.	81,152

8,400	Horace Mann Educators Corp.	128,520

2,800	Infinity Property & Casualty Corp.	129,304

755	Meadowbrook Insurance Group, Inc.	6,516

Shares		Value (Note 2)

21,660	Old Republic International Corp.	$262,736

9,800	PartnerRe, Ltd.	687,371

87,424	Phoenix Cos, Inc.(b)	184,465

12,469	Reinsurance Group of America, Inc., Class A	569,958

3,058	Safety Insurance Group, Inc.	113,207

16,135	Selective Insurance Group, Inc.	239,766

3,155	StanCorp Financial Group, Inc.	127,904

7,396	Tower Group, Inc.	159,236

22,858	Unitrin, Inc.	585,165

13,600	Validus Holdings, Ltd.	332,112

		6,856,271

Materials: 7.38%

14,132	A Schulman, Inc.	267,943

25,500	AK Steel Holding Corp.	303,960

7,846	Arch Chemicals, Inc.	241,186

16,134	Cabot Corp.	388,991

4,300	Carpenter Technology Corp.	141,169

59,898	Commercial Metals Co.	791,851

3,300	Compass Minerals International, Inc.	231,924

13,899	Cytec Industries, Inc.	555,821

9,000	Domtar Corp.	442,350

28,700	Ferro Corp.(b)	211,519

1,203	FMC Corp.	69,088

11,800	General Steel Holdings, Inc.(b)	27,730

5,251	Greif, Inc., Class A	291,641

22,488	HB Fuller Co.	427,047

21,110	Headwaters, Inc.(b)	59,952

27,804	Huntsman Corp.	241,061

8,562	Innophos Holdings, Inc.	223,297

7,900	Kaiser Aluminum Corp.	273,893

23,287	Koppers Holdings, Inc.	523,492

25,300	Louisiana-Pacific Corp.(b)	169,257

2,632	Martin Marietta Materials, Inc.	223,220

18,582	Nalco Holding Co.	380,188

3,900	NewMarket Corp.	340,548

37,300	Olin Corp.	674,756

See Notes to Financial Statements	55	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Materials (continued): 7.38%

7,084	OM Group, Inc.(b)	$169,024

41,600	PolyOne Corp.(b)	350,272

3,900	Rock-Tenn Co., Class A	193,713

5,700	Royal Gold, Inc.	273,600

24,763	RPM International, Inc.	441,772

800	Scotts Miracle-Gro Co., Class A	35,528

8,219	Sensient Technologies Corp.	213,119

200	Sherwin-Williams Co.	13,838

7,001	Sonoco Products Co.	213,390

13,926	Spartech Corp.(b)	142,742

7,000	Temple-Inland, Inc.	144,690

1,600	Walter Energy, Inc.	97,360

3,700	Westlake Chemical Corp.	68,709

16,815	Worthington Industries, Inc.	216,241

28,805	WR Grace & Co.(b)	606,057

		10,681,939

Media: 3.72%

64,800	Belo Corp., Class A(b)	368,712

22,861	Cablevision Systems Corp.	548,893

28,520	Discovery Communications, Inc., Class A(b)	1,018,449

10,500	Entravision Communications Corp., Class A(b)	22,155

17,758	Harte-Hanks, Inc.	185,571

10,400	Lee Enterprises, Inc.(b)	26,728

26,081	Liberty Global, Inc.(b)	677,845

4,146	Liberty Media Corp. — Starz(b)	214,929

7,200	LIN TV Corp., Class A(b)	38,952

39,712	Live Nation Entertainment, Inc.(b)	414,990

5,715	Madison Square Garden, Inc.(b)	112,414

4,806	Meredith Corp.	149,611

9,157	Morningstar, Inc.(b)	389,356

12,400	National CineMedia, Inc.	206,584

18,600	Regal Entertainment Group, Class A	242,544

4,900	Scholastic Corp.	118,188

17,300	Sinclair Broadcast Group, Inc., Class A(b)	100,859

15,700	Sirius XM Radio, Inc.(b)	14,907

Shares		Value (Note 2)

10,202	Time Warner Cable, Inc., Class A	$531,320

		5,383,007

Pharmaceuticals & Biotechnology: 5.90%

21,405	Alexion Pharmaceuticals, Inc.(b)	1,095,722

18,839	Bruker Corp.(b)	229,082

11,788	Charles River Laboratories International, Inc.(b)	403,267

10,321	Covance, Inc.(b)	529,674

10,300	Dendreon Corp.(b)	332,999

20,704	Endo Pharmaceuticals Holdings, Inc.(b)	451,761

650	Furiex Pharmaceuticals, Inc.(b)	6,604

11,000	Human Genome Sciences, Inc.(b)	249,260

10,847	Illumina, Inc.(b)	472,170

27,200	Incyte Corp., Ltd.(b)	301,104

3,900	Jazz Pharmaceuticals, Inc.(b)	30,537

8,753	Kendle International, Inc.(b)	100,835

12,340	King Pharmaceuticals, Inc.(b)	93,661

17,732	Medicis Pharmaceutical Corp., Class A	387,976

2,600	Mettler-Toledo International, Inc.(b)	290,238

13,300	Mylan, Inc.(b)	226,632

6,312	Obagi Medical Products, Inc.(b)	74,608

166,300	PDL BioPharma, Inc.	934,606

14,519	Perrigo Co.	857,637

7,800	Pharmaceutical Product Development, Inc.	198,198

1,900	Savient Pharmaceuticals, Inc.(b)	23,940

9,457	Techne Corp.	543,305

12,200	Valeant Pharmaceuticals International(b)	637,938

2,060	Vertex Pharmaceuticals, Inc.(b)	67,774

		8,539,528

Real Estate: 8.53%

20,152	AMB Property Corp.	477,804

34,290	Annaly Capital Management, Inc.	588,074

56,390	Brookfield Properties Corp.	791,716

15,700	Capstead Mortgage Corp.	173,642

23,493	Duke Realty Corp.	266,646

7,428	Entertainment Properties Trust	282,784

June 30, 2010	56	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Real Estate (continued): 8.53%

28,423	Equity One, Inc.	$443,399

1,000	Essex Property Trust, Inc.	97,540

300	First Industrial Realty Trust, Inc.(b)	1,446

4,967	Franklin Street Properties Corp.	58,660

5,100	Getty Realty Corp.	114,291

30,072	Hatteras Financial Corp.	836,602

28,083	Hospitality Properties Trust	592,551

900	Jones Lang LaSalle, Inc.	59,076

11,460	Liberty Property Trust	330,621

18,473	LTC Properties, Inc.	448,340

5,235	Macerich Co.	195,370

10,756	Mack-Cali Realty Corp.	319,776

24,306	Medical Properties Trust, Inc.	229,449

41,441	MFA Financial, Inc.	306,663

19,126	National Retail Properties, Inc.	410,061

12,303	Nationwide Health Properties, Inc.	440,078

26,554	NorthStar Realty Finance Corp.	70,899

20,405	Omega Healthcare Investors, Inc.	406,672

5,800	Realty Income Corp.	175,914

44,460	Redwood Trust, Inc.	650,894

24,662	Regency Centers Corp.	848,372

15,714	Resource Capital Corp.	89,256

13,100	Senior Housing Properties Trust	263,441

9,132	SL Green Realty Corp.	502,625

9,050	Sovran Self Storage, Inc.	311,592

20,500	Taubman Centers, Inc.	771,415

16,800	UDR, Inc.	321,384

6,396	Ventas, Inc.	300,292

8,800	Weingarten Realty Investors	167,640

		12,344,985

Retailing: 5.33%

19,975	Aaron’s, Inc.	340,973

3,915	Abercrombie & Fitch Co., Class A	120,151

8,519	Aeropostale, Inc.(b)	243,984

36,957	American Eagle Outfitters, Inc.	434,245

21,005	AnnTaylor Stores Corp.(b)	341,751

Shares		Value (Note 2)

21,534	Barnes & Noble, Inc.	$277,789

3,300	Big 5 Sporting Goods Corp.	43,362

5,906	Big Lots, Inc.(b)	189,524

13,800	Brown Shoe Co., Inc.	209,484

7,104	Buckle, Inc.	230,312

14,206	Cato Corp., Class A	312,816

6,600	Chico’s FAS, Inc.	65,208

17,023	Christopher & Banks Corp.	105,372

14,308	Collective Brands, Inc.(b)	226,066

20,000	Dillard’s, Inc.	430,000

40,342	Foot Locker, Inc.	509,115

1,700	Fred’s, Inc., Class A	18,802

5,074	Gymboree Corp.(b)	216,711

10,462	Jo-Ann Stores, Inc.(b)	392,430

24,486	Liberty Media Corp. — Interactive(b)	257,103

8,017	Men’s Wearhouse, Inc.	147,192

1,800	NetFlix, Inc.(b)	195,570

10,513	NutriSystem, Inc.	241,168

45,990	Office Depot, Inc.(b)	185,800

29,300	OfficeMax, Inc.(b)	382,658

20,896	Penske Automotive Group, Inc.(b)	237,379

12,077	RadioShack Corp.	235,622

13,756	Rent-A-Center, Inc., Class A(b)	278,697

7,400	Retail Ventures, Inc.(b)	57,868

10,125	Signet Jewelers, Ltd.(b)	278,438

20,420	Williams-Sonoma, Inc.	506,824

		7,712,414

Semiconductors & Semiconductor Equipment: 3.46%

35,000	Amkor Technology, Inc.(b)	192,850

37,350	Conexant Systems, Inc.(b)	83,664

29,500	Cypress Semiconductor Corp.(b)	296,180

25,040	Fairchild Semiconductor International, Inc., Class A(b)	210,586

314	First Solar, Inc.(b)	35,743

46,692	Integrated Device Technology, Inc.(b)	231,125

93,866	Intersil Corp., Class A	1,136,718

See Notes to Financial Statements	57	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Semiconductors & Semiconductor Equipment (continued): 3.46%

5,869	Lam Research Corp.(b)	$223,374

32,065	Maxim Integrated Products, Inc.	536,447

19,801	Microsemi Corp.(b)	289,689

10,588	Monolithic Power Systems, Inc.(b)	189,102

26,179	National Semiconductor Corp.	352,369

24,053	ON Semiconductor Corp.(b)	153,458

52,302	RF Micro Devices, Inc.(b)	204,501

5,980	Silicon Laboratories, Inc.(b)	242,549

9,365	Standard Microsystems Corp.(b)	218,017

4,534	SunPower Corp., Class A(b)	54,861

6,854	Varian Semiconductor Equipment Associates, Inc.(b)	196,436

17,800	Zoran Corp.(b)	169,812

		5,017,481

Software & Services: 5.72%

5,144	Alliance Data Systems Corp.(b)	306,171

15,104	ANSYS, Inc.(b)	612,769

8,300	AsiaInfo Holdings, Inc.(b)	181,438

11,568	Broadridge Financial Solutions, Inc.	220,370

65,880	Cadence Design Systems, Inc.(b)	381,445

6,400	CoreLogic, Inc.	113,024

10,407	CSG Systems International, Inc.(b)	190,760

11,247	DST Systems, Inc.	406,467

57,300	Earthlink, Inc.	456,108

10,300	Equinix, Inc.(b)	836,566

4,769	Global Payments, Inc.	174,259

27,072	Heartland Payment Systems, Inc.	401,748

18,194	Hewitt Associates, Inc., Class A(b)	626,965

11,740	IAC/InterActiveCorp(b)	257,928

40,400	Ipass, Inc. (b)	43,228

16,887	LivePerson, Inc.(b)	115,845

11,900	MAXIMUS, Inc.	688,653

10,000	ModusLink Global Solutions, Inc.(b)	60,300

27,400	MoneyGram International, Inc.(b)	67,130

10,003	NeuStar, Inc., Class A(b)	206,262

Shares		Value (Note 2)

400	Sonic Solutions, Inc.(b)	$3,340

16,299	Symyx Technologies, Inc.(b)	81,658

11,026	Synopsys, Inc.(b)	230,113

24,840	THQ, Inc.(b)	107,309

28,311	TIBCO Software, Inc.(b)	341,431

15,860	Unisys Corp.(b)	293,251

130,136	United Online, Inc.	749,583

1,404	ValueClick, Inc.(b)	15,009

4,875	VeriFone Systems, Inc.(b)	92,284

500	VeriSign, Inc.(b)	13,275

		8,274,689

Technology Hardware & Equipment: 5.91%

10,169	Amphenol Corp., Class A	399,438

9,144	Anixter International, Inc.(b)	389,534

742	Arrow Electronics, Inc.(b)	16,584

21,740	Benchmark Electronics, Inc.(b)	344,579

66,495	Brightpoint, Inc.(b)	465,465

69,900	Brocade Communications Systems, Inc.(b)	360,684

14,003	Checkpoint Systems, Inc.(b)	243,092

12,178	Cognex Corp.	214,089

9,891	CommScope, Inc.(b)	235,109

655	Dolby Laboratories, Inc., Class A(b)	41,062

8,800	F5 Networks, Inc.(b)	603,417

10,806	FLIR Systems, Inc.(b)	314,347

21,700	Imation Corp.(b)	199,423

19,526	Ingram Micro, Inc., Class A(b)	296,600

18,615	InterDigital, Inc.(b)	459,604

43,525	L-1 Identity Solutions, Inc., Class 1(b)	356,470

37,095	Methode Electronics, Inc.	361,305

6,095	Multi-Fineline Electronix, Inc.(b)	152,131

40,376	NCR Corp.(b)	489,357

98,069	Quantum Corp.(b)	184,370

7,252	Rofin-Sinar Technologies, Inc.(b)	150,987

17,800	Sanmina-SCI Corp.(b)	242,258

8,929	Scansource, Inc.(b)	222,600

6,935	Synaptics, Inc.(b)	190,713

June 30, 2010	58	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small to Mid Cap Fund(a)

Shares		Value (Note 2)
Technology Hardware & Equipment (continued): 5.91%

8,524	SYNNEX Corp.(b)	$218,385

11,441	Tech Data Corp.(b)	407,528

42,100	Technitrol, Inc.	133,036

18,192	Trimble Navigation, Ltd.(b)	509,376

46,430	Vishay Intertechnology, Inc.(b)	359,368

		8,560,911

Telecommunication Services: 2.03%

19,400	Alaska Communications Systems Group, Inc.	164,706

133,187	Cincinnati Bell, Inc.(b)	400,893

199,900	Frontier Communications Corp.	1,421,290

6,156	General Communication, Inc., Class A(b)	46,724

19,200	Global Crossing, Ltd.(b)	202,944

8,745	Leap Wireless International, Inc.(b)	113,510

204,268	Level 3 Communications, Inc.(b)	222,652

31,200	MetroPCS Communications, Inc.(b)	255,528

7,061	tw telecom, Inc., Class A(b)	117,777

		2,946,024

Transportation: 4.11%

16,000	Alaska Air Group, Inc.(b)	719,200

6,538	Alexander & Baldwin, Inc.	194,702

66,308	AMR Corp.(b)	449,568

2,405	Arkansas Best Corp.	49,904

7,200	Avis Budget Group, Inc.(b)	70,704

13,100	CH Robinson Worldwide, Inc.	729,146

55,234	Continental Airlines, Inc., Class B(b)	1,215,147

7,056	Con-way, Inc.	211,821

4,200	Delta Air Lines, Inc.(b)	49,350

4,600	Hertz Global Holdings, Inc.(b)	43,516

7,200	JB Hunt Transport Services, Inc.	235,224

2,900	Kansas City Southern(b)	105,415

7,279	Kirby Corp.(b)	278,422

20,880	Skywest, Inc.	255,154

42,029	UAL Corp.(b)	864,116

55,600	US Airways Group, Inc.(b)	478,716

		5,950,105

Shares		Value (Note 2)
Utilities: 2.32%

21,100	American Water Works Co. Inc	$434,660

8,443	Black Hills Corp.	240,372

20,230	Calpine Corp.(b)	257,326

10,890	Laclede Group, Inc.	360,786

1,429	MDU Resources Group, Inc.	25,765

23,100	NiSource, Inc.	334,950

23,021	NorthWestern Corp.	603,150

25,400	NV Energy, Inc.	299,974

26,517	PNM Resources, Inc.	296,460

21,564	Portland General Electric Co.	395,268

3,461	Unisource Energy Corp.	104,453

		3,353,164

	Total Common Stocks (Cost $138,617,049)	144,309,832

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.09%
$136,708	Citibank — New York 0.030%, due 07/01/10	136,708

	Total Short-Term Bank Debt Instruments (Cost $136,708)	136,708

	Total Investments: 99.78% (Cost $138,753,757)	144,446,540

	Net Other Assets and Liabilities: 0.22%	314,325

	Net Assets: 100.00%	$144,760,865

(a) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	59	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Alternatives Fund(a)

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 54.43%
188,000	iShares Barclays 1-3 Year Credit Bond Fund(b)	$19,533,200

142,900	iShares Barclays Aggregate Bond Fund	15,326,025

36,750	Market Vectors Coal ETF	1,095,518

20,550	Market Vectors Steeel ETF	1,080,519

287,700	PowerShares DB G10 Currency Harvest Fund(c)	6,268,983

245,200	SPDR Dow Jones International Real Estate ETF	7,642,884

111,000	Vanguard Short-Term Bond ETF(b)	8,991,000

	Total Exchange Traded Funds (Cost $64,671,650)	59,938,129

EXCHANGE-TRADED NOTES: 12.97%
314,916	iPath Optimized Currency Carry ETN(c)	14,278,291

	Total Exchange Traded Notes (Cost $15,778,994)	14,278,291

Principal Amount

CORPORATE BONDS: 12.14%
Financial: 12.14%

$13,333,000	Barclays Bank Plc, Sr. Unsec. Notes(d) 0.24719%, 08/20/10	13,372,999

	Total Corporate Bonds (Cost $13,333,000)	13,372,999

STRUCTURED NOTES: 10.21%
4,500,000	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index(d) 0.000%, 03/16/12	4,021,200

8,000,000	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index(d) 0.000%, 04/28/11	7,226,400

	Total Structured Notes (Cost $12,500,000)	11,247,600

Contracts

OPTIONS PURCHASED: 3.56%
	iShares Dow Jones U.S. Real Estate Index Fund,

2,795	Expiration: January 2011 at: $41.00 Call	2,389,725

Contracts		Value (Note 2)

	iShares Dow Jones U.S. Real Estate Index Fund,

1,400	Expiration: January 2011 at: $43.00 Call	$1,001,000

	iShares Dow Jones U.S. Real Estate Index Fund,

1,600	Expiration: January 2011 at: $50.00 Call	532,000

	Total Options Purchased (Cost $3,459,300)	3,922,725

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 10.01%
$11,028,685	Citibank — New York 0.030%, due 07/01/10	11,028,685

	Total Short-Term Bank Debt Instruments (Cost $11,028,685)	11,028,685

	Total Investments: 103.32% (Cost $120,771,629)	113,788,429

	Net Other Assets and Liabilities: (3.32)%	(3,657,455)

	Net Assets: 100.00%	$110,130,974

Contracts

SCHEDULE OF OPTIONS WRITTEN
	iShares Dow Jones U.S. Real Estate Index Fund,

(4,795)	Expiration: January 2011 at $35.00 Put	$(954,205)

	Total Options Written (Proceeds $1,027,864)	$(954,205)

(a) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(b) Security, or portion of security, has been pledged as collateral.

(c) Non-income producing security.

(d) Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

MTN — Medium-Term Notes

SPDR — Standard & Poor’s Depositary Receipts

June 30, 2010	60	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward U.S. Government Money Fund(a)

Principal Amount		Value (Note 2)

COMMERCIAL PAPER: 6.94%
$10,000,000	Bank of America(b) 0.248%, 08/25/10	$9,994,959

20,000,000	ING US Funding LLC(b) 0.193%, 07/02/10	19,999,722

9,000,000	UBS Finance Delaware LLC(b) 0.348%, 07/02/10	8,999,778

	Total Commercial Paper (Cost $38,994,459)	38,994,459

U.S. AGENCY BONDS: 69.75%
Federal Farm Credit Bank (FFCB): 30.24%

40,000,000	FFCB(c) 0.312%, 07/28/10	40,000,000

50,000,000	FFCB(c) 0.240%, 02/16/11	49,999,999

30,000,000	FFCB(c) 0.180%, 10/22/10	30,000,000

50,000,000	FFCB(c) 0.182%, 09/16/10	49,995,717

		169,995,716

Federal Home Loan Bank (FHLB): 14.25%

20,000,000	FHLB 0.400%, 12/28/10	20,000,000

25,000,000	FHLB(c) 0.250%, 05/27/11	25,002,209

15,000,000	FHLB 1.625%, 01/21/11	15,093,240

20,000,000	FHLB(c) 0.277%, 11/26/10	20,000,802

		80,096,251

Federal Home Loan Mortgage Corporation (FHLMC): 8.63%

4,000,000	FHLMC, Discount Notes(b) 0.380%, 03/07/11	3,989,487

20,000,000	FHLMC 1.500%, 01/07/11	20,117,726

24,392,000	FHLMC(c) 0.094%, 08/10/10	24,389,751

		48,496,964

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA): 16.63%

$ 16,554,000	FNMA 3.000%, 07/12/10	$16,567,955

15,000,000	FNMA, Discount Notes(b) 0.330%, 02/22/11	14,967,550

20,000,000	FNMA, Discount Notes(b) 0.240%, 09/01/10	19,991,390

30,000,000	FNMA(c) 0.29656%, 08/05/10	30,004,045

12,000,000	FNMA, Discount Notes(b) 0.191%, 11/01/10	11,992,210

		93,523,150

	Total U.S. Agency Bonds (Cost $392,112,081)	392,112,081

REPURCHASE AGREEMENTS: 23.13%

130,000,000	Repurchase agreement with South Street Bank, 0.210%, dated 06/30/10 and maturing 07/01/10 with a repurchase amount of $130,000,758, collateralized by U.S. Government & Agency Securities with a collateral value of $132,611,634.	130,000,000

	Total Repurchase Agreements (Cost $130,000,000)	130,000,000

	Total Investments: 99.82% (Cost $561,106,540)	561,106,540

	Net Other Assets and Liabilities: 0.18%	1,034,143

	Net Assets: 100.00%	$562,140,683

(a) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

Percentages stated as a percent of net assets.

See Notes to Financial Statements	61	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Aggressive Growth Allocation Fund(a)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 100.00%
93,829	Forward Emerging Markets Fund — Institutional Class	3.76%	$1,860,638

321,971	Forward Frontier Markets Fund — Class Z	7.23%	3,580,312

525,491	Forward International Equity Fund — Class Z	13.59%	6,731,544

665,949	Forward Large Cap Growth Fund — Class Z	27.77%	13,751,840

924,976	Forward Large Cap Value Fund — Class Z	27.78%	13,754,390

285,480	Forward Small to Mid Cap Fund — Class Z	13.54%	6,703,069

297,478	Forward Strategic Alternatives Fund — Class Z	6.33%	3,135,419

	Total Affiliated Investment Companies (Cost $59,422,117)		49,517,212

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.22%
$106,483	Citibank — New York 0.030%, due 07/01/10	$106,483

	Total Short -Term Bank Debt Instruments (Cost $106,483)	106,483

	Total Investments: 100.22% (Cost $59,528,600)	49,623,695

	Net Other Assets and Liabilities: (0.22)%	(105,943)

	Net Assets: 100.00%	$49,517,752

(a) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

Percentages are stated as a percent of net assets.

June 30, 2010	62	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Balanced Allocation Fund(a)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 95.02%
93,243	Forward Emerging Markets Fund — Institutional Class	1.56%	$1,849,004

412,662	Forward Frontier Markets Fund — Class Z	3.88%	4,588,805

822,032	Forward High Yield Bond Fund — Class Z	6.61%	7,825,745

570,447	Forward International Equity Fund — Class Z	6.17%	7,307,423

2,822,147	Forward Investment Grade Fixed-Income Fund — Class Z	25.91%	30,676,732

752,278	Forward Large Cap Growth Fund — Class Z	13.12%	15,534,536

1,015,573	Forward Large Cap Value Fund — Class Z	12.76%	15,101,565

839,829	Forward Mortgage Securities Fund — Class Z	9.53%	11,278,898

325,481	Forward Small to Mid Cap Fund — Class Z	6.46%	7,642,302

1,012,476	Forward Strategic Alternatives Fund — Class Z	9.02%	10,671,498

	Total Affiliated Investment Companies (Cost $122,687,894)		112,476,508

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 4.53%
$5,362,128	Citibank — New York 0.030%, due 07/01/10	$5,362,128

	Total Short-Term Bank Debt Instruments (Cost $5,362,128)	5,362,128

	Total Investments: 99.55% (Cost $128,050,022)	117,838,636

	Net Other Assets and Liabilities: 0.45%	532,271

	Net Assets: 100.00%	$118,370,907

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	63	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth & Income Allocation Fund(a)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 95.64%
91,234	Forward Emerging Markets Fund — Institutional Class	1.73%	$1,809,169

464,524	Forward Frontier Markets Fund — Class Z	4.93%	5,165,512

604,444	Forward High Yield Bond Fund — Class Z	5.50%	5,754,303

722,868	Forward International Equity Fund — Class Z	8.85%	9,259,943

1,663,601	Forward Investment Grade Fixed-Income Fund — Class Z	17.28%	18,083,341

806,202	Forward Large Cap Growth Fund — Class Z	15.90%	16,648,075

1,106,920	Forward Large Cap Value Fund — Class Z	15.72%	16,459,907

749,502	Forward Mortgage Securities Fund — Class Z	9.62%	10,065,805

354,977	Forward Small to Mid Cap Fund — Class Z	7.96%	8,334,858

809,148	Forward Strategic Alternatives Fund — Class Z	8.15%	8,528,420

	Total Affiliated Investment Companies (Cost $113,712,883)		100,109,333

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 4.72%
$4,940,205	Citibank — New York 0.030%, due 07/01/10	$4,940,205

	Total Short -Term Bank Debt Instruments (Cost $4,940,205)	4,940,205

	Total Investments: 100.36% (Cost $118,653,088)	105,049,538

	Net Other Assets and Liabilities: (0.36)%	(372,346)

	Net Assets: 100.00%	$104,677,192

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Forward Growth & Income Allocation Fund.

Percentages are stated as a percent of net assets.

June 30, 2010	64	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Allocation Fund(a)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 97.34%
107,490	Forward Emerging Markets Fund — Institutional Class	2.26%	$2,131,531

513,253	Forward Frontier Markets Fund — Class Z	6.05%	5,707,374

284,975	Forward High Yield Bond Fund — Class Z	2.87%	2,712,958

911,796	Forward International Equity Fund — Class Z	12.37%	11,680,101

604,758	Forward Investment Grade Fixed-Income Fund — Class Z	6.96%	6,573,718

993,468	Forward Large Cap Growth Fund — Class Z	21.73%	20,515,108

1,379,658	Forward Large Cap Value Fund — Class Z	21.73%	20,515,513

355,435	Forward Mortgage Securities Fund — Class Z	5.06%	4,773,490

435,659	Forward Small to Mid Cap Fund — Class Z	10.84%	10,229,275

668,919	Forward Strategic Alternatives Fund — Class Z	7.47%	7,050,408

	Total Affiliated Investment Companies (Cost $106,926,807)		91,889,476

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.88%
$2,719,904	JP Morgan Chase — New York 0.030%, due 07/01/10	$2,719,904

	Total Short-Term Bank Debt Instruments (Cost $2,719,904)	2,719,904

	Total Investments: 100.22% (Cost $109,646,711)	94,609,380

	Net Other Assets and Liabilities: (0.22)%	(209,315)

	Net Assets: 100.00%	$94,400,065

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	65	June 30, 2010

Portfolio of Investments (Note 10) (Unaudited)

Forward Income & Growth Allocation Fund(a)

Shares		Allocation		Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 91.48%
26,064	Forward Emerging Markets Fund — Institutional Class	0.84%		$516,844

157,578	Forward Frontier Markets Fund — Class Z	2.86%		1,752,266

557,822	Forward High Yield Bond Fund — Class Z	8.67%		5,310,469

168,203	Forward International Equity Fund — Class Z	3.52%		2,154,684

1,869,143	Forward Investment Grade Fixed-Income Fund — Class Z	33.17%		20,317,584

237,551	Forward Large Cap Growth Fund — Class Z	8.01%		4,905,429

321,477	Forward Large Cap Value Fund — Class Z	7.80%		4,780,358

586,979	Forward Mortgage Securities Fund — Class Z	12.87%		7,883,124

103,494	Forward Small to Mid Cap Fund — Class Z	3.97%		2,430,042

568,004	Forward Strategic Alternatives Fund — Class Z	9.77%		5,986,763

265	Forward U.S. Government Money Fund — Class Z	0.00	%(b)	265

	Total Affiliated Investment Companies (Cost $58,314,459)			56,037,828

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 7.05%
$4,315,486	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/01/10	$4,315,486

	Total Short -Term Bank Debt Instruments (Cost $4,315,486)	4,315,486

	Total Investments: 98.53% (Cost $62,629,945)	60,353,314

	Net Other Assets and Liabilities: 1.47%	901,501

	Net Assets: 100.00%	$61,254,815

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(b) Less than 0.005%.

Percentages are stated as a percent of net assets.

June 30, 2010	66	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Income Allocation Fund(a)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 94.35%
347,707	Forward High Yield Bond Fund — Class Z	14.48%	$3,310,167

1,100,283	Forward Investment Grade Fixed-Income Fund — Class Z	52.32%	11,960,073

382,105	Forward Mortgage Securities Fund — Class Z	22.45%	5,131,674

1,165,619	Forward U.S. Government Money Fund — Class Z	5.10%	1,165,619

	Total Affiliated Investment Companies (Cost $21,915,268)		21,567,533

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.58%
$1,274,614	Citibank — New York 0.030%, due 07/01/10	$1,274,614

	Total Short-Term Bank Debt Instruments (Cost $1,274,614)	1,274,614

	Total Investments: 99.93% (Cost $23,189,882)	22,842,147

	Net Other Assets and Liabilities: 0.07%	16,730

	Net Assets: 100.00%	$22,858,877

(a) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	67	June 30, 2010

Statement of Assets & Liabilities (Unaudited)

	FORWARD FRONTIER MARKETS FUND(a)	FORWARD HIGH YIELD BOND FUND(b)	FORWARD INTERNATIONAL EQUITY FUND(c)
ASSETS:
Investments, at value	$71,016,198	$97,394,605	$59,221,565
Foreign currency, at value (Cost $24, $0, and $52,945, respectively)	20	—	52,977
Due from broker for swap contracts	1,500,000	—	—
Unrealized gain on swap contracts	65,255	—	—
Interest receivable on swaps	137,095	—	—
Receivable for investments sold	0	4,031,257	29,476
Receivable for shares sold	113,863	12,370	3,348
Interest and dividends receivable	29,071	2,099,408	353,271
Other assets	23,565	30,037	21,913

Total Assets	72,885,067	103,567,677	59,682,550

LIABILITIES:
Payable to custodian	0	0	188,885
Unrealized loss on swap contracts	1,305,867	—	—
Interest payable on swaps	329,696	—	—
Payable for investments purchased	105,650	3,586,330	39,093
Payable for shares redeemed	15,576	61,626	57,185
Payable to advisor	35,523	29,213	27,730
Payable to sub-advisor	—	20,287	22,688
Payable for distribution and service fees	3,153	10,730	9,386
Payable to trustees	317	765	590
Payable for chief compliance officer fee	210	881	136
Accrued expenses and other liabilities	22,558	50,338	43,099

Total Liabilities	1,818,550	3,760,170	388,792

NET ASSETS	$71,066,517	$99,807,507	$59,293,758

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$71,818,108	$104,473,458	$138,571,817
Accumulated net investment income	154,301	142,615	2,402,558
Accumulated net realized gain/(loss) on investments, futures contracts, option contracts, swap contracts and foreign currency transactions	278,958	(7,114,094)	(86,595,915)
Net unrealized appreciation/(depreciation) of investments, option contracts, futures contracts, swap contracts and translation of assets and liabilities in foreign currencies	(1,184,850)	2,305,528	4,915,298

TOTAL NET ASSETS	$71,066,517	$99,807,507	$59,293,758

INVESTMENTS, AT COST	$70,960,432	$95,089,077	$54,295,266

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.11	$9.54	$12.43
Net Assets	$2,512,270	$3,521,524	$2,228,113
Shares of beneficial interest outstanding	226,027	368,973	179,290
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.11	$9.53	$12.81
Net Assets	$47,756,851	$70,578,575	$19,346,386
Outstanding shares	4,296,676	7,403,856	1,510,181

June 30, 2010	68	See Notes to Financial Statements

Statement of Assets & Liabilities (Unaudited)

	FORWARD FRONTIER MARKETS FUND(a) (continued)	FORWARD HIGH YIELD BOND FUND(b) (continued)	FORWARD INTERNATIONAL EQUITY FUND(c) (continued)
Class C:
Net Asset Value, offering and redemption price per share	—	$9.53	$12.63
Net Assets	—	$780,959	$576,782
Shares of beneficial interest outstanding	—	81,907	45,685
Class Z:
Net Asset Value, offering and redemption price per share	$11.12	$9.52	$12.81
Net Assets	$20,797,396	$24,926,449	$37,142,477
Shares of beneficial interest outstanding	1,869,988	2,616,979	2,898,805

(a) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

See Notes to Financial Statements	69	June 30, 2010

Statement of Assets & Liabilities (Unaudited)

	FORWARD INVESTMENT GRADE FIXED- INCOME FUND(a)	FORWARD LARGE CAP GROWTH FUND(b)	FORWARD LARGE CAP VALUE FUND(c)
ASSETS:
Investments, at value	$105,469,654	$90,767,594	$84,971,417
Variation margin receivable	567,534	—	—
Receivable for investments sold	2,223,054	0	850,600
Receivable for shares sold	16,617	5,388	3,300
Interest and dividends receivable	1,049,773	62,636	118,255
Other assets	19,750	20,432	20,083

Total Assets	109,346,382	90,856,050	85,963,655

LIABILITIES:
Written options (Proceeds $3,668, $0 and $0, respectively)	6,813	—	—
Payable to broker for futures contracts	562,802	—	—
Payable for shares redeemed	53,509	50,003	35,511
Payable to advisor	29,123	35,531	33,632
Payable to sub-advisor	22,063	2,659	14,711
Payable for distribution and service fees	6,500	9,218	6,017
Payable to trustees	772	565	664
Payable for chief compliance officer fee	909	835	790
Payable to ReFlow (Note 2)	230	0	170
Accrued expenses and other liabilities	66,784	28,089	35,014

Total Liabilities	749,505	126,900	126,509

NET ASSETS	$108,596,877	$90,729,150	$85,837,146

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$127,607,290	$130,087,611	$131,898,306
Accumulated net investment income	136,299	72	37,761
Accumulated net realized loss on investments, option contracts and futures contracts	(14,572,248)	(34,469,515)	(36,130,037)
Net unrealized depreciation of investments, option contracts and futures contracts	(4,574,464)	(4,889,018)	(9,968,884)

TOTAL NET ASSETS	$108,596,877	$90,729,150	$85,837,146

INVESTMENTS, AT COST	$110,608,507	$95,656,612	$94,940,301

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.88	$20.15	$14.89
Net Assets	$2,582,395	$2,648,739	$2,597,051
Shares of beneficial interest outstanding	237,421	131,427	174,369
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.88	$20.66	$14.88
Net Assets	$17,801,187	$16,392,034	$12,536,700
Shares of beneficial interest outstanding	1,636,241	793,446	842,515
Class C:
Net Asset Value, offering and redemption price per share	$10.90	$19.80	$14.90
Net Assets	$596,073	$323,136	$77,278
Shares of beneficial interest outstanding	54,664	16,324	5,185

June 30, 2010	70	See Notes to Financial Statements

Statement of Assets & Liabilities (Unaudited)

	FORWARD INVESTMENT GRADE FIXED- INCOME FUND(a) (continued)	FORWARD LARGE CAP GROWTH FUND(b) (continued)	FORWARD LARGE CAP VALUE FUND(c) (continued)
Class Z:
Net Asset Value, offering and redemption price per share	$10.87	$20.65	$14.87
Net Assets	$87,617,222	$71,365,241	$70,626,117
Shares of beneficial interest outstanding	8,059,931	3,455,447	4,748,603

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(c) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

See Notes to Financial Statements	71	June 30, 2010

Statement of Assets & Liabilities (Unaudited)

	FORWARD MORTGAGE SECURITIES FUND(a)	FORWARD SMALL TO MID CAP FUND(b)	FORWARD STRATEGIC ALTERNATIVES FUND(c)
ASSETS:
Investments, at value	$66,860,562	$144,446,540	$113,788,429
Due from broker	94,278	—	—
TBA purchase commitments, at value (Cost payable $50,850,473, $0 and $0, respectively)	51,137,485	—	—
Receivable for TBA purchase commitments	84,829,067	—	—
Receivable for investments sold	2,750,578	1,775,005	0
Receivable for shares sold	30,276	2,588	6,358
Interest and dividends receivable	239,952	197,839	19,461
Other assets	17,840	28,566	21,838

Total Assets	205,960,038	146,450,538	113,836,086

LIABILITIES:
Written options (Proceeds $0, $0 and $1,027,864, respectively)	—	—	954,205
Variation margin payable	30,109	—	—
Payable due to broker	—	—	2,609,785
Payable to custodian	654,905	0	0
Payable TBA sale commitments, at value (Proceeds receivable $41,236,804, $0 and $0, respectively)	41,635,162	—	—
Payable for TBA purchase commitments	93,318,178	—	—
Payable for investments purchased	8,947,578	292,751	0
Payable for shares redeemed	30,276	1,175,632	21,183
Payable to advisor	17,972	77,686	66,066
Payable to sub-advisor	12,481	51,791	—
Payable for distribution and service fees	4,325	22,482	7,037
Payable to trustees	438	1,251	871
Payable for chief compliance officer fee	514	1,415	1,011
Payable to ReFlow (Note 2)	1,822	5,861	—
Accrued expenses and other liabilities	38,047	60,804	44,954

Total Liabilities	144,691,807	1,689,673	3,705,112

NET ASSETS	$61,268,231	$144,760,865	$110,130,974

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$61,765,245	$180,301,742	$126,658,076
Accumulated net investment income/(loss)	35,088	87,119	(121,733)
Accumulated net realized loss on investments, option contracts and futures contracts	(1,547,537)	(41,320,779)	(9,495,828)
Net unrealized appreciation (depreciation) of investments, option contracts and futures contracts	1,015,435	5,692,783	(6,909,541)

TOTAL NET ASSETS	$61,268,231	$144,760,865	$110,130,974

INVESTMENTS, AT COST	$65,703,672	$138,753,757	$120,771,629

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.43	$22.39	$10.54
Net Assets	$2,284,282	$2,179,298	$1,891,138
Shares of beneficial interest outstanding	170,073	97,343	179,499

June 30, 2010	72	See Notes to Financial Statements

Statement of Assets & Liabilities (Unaudited)

	FORWARD MORTGAGE SECURITIES FUND(a) (continued)	FORWARD SMALL TO MID CAP FUND(b) (continued)	FORWARD STRATEGIC ALTERNATIVES FUND(c) (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.43	$23.49	$10.53
Net Assets	$19,370,961	$106,836,928	$72,873,579
Shares of beneficial interest outstanding	1,442,685	4,548,726	6,918,921
Class C:
Net Asset Value, offering and redemption price per share	$13.47	$22.12	—
Net Assets	$491,284	$403,000	—
Shares of beneficial interest outstanding	36,467	18,217	—
Class Z:
Net Asset Value, offering and redemption price per share	$13.43	$23.48	$10.54
Net Assets	$39,121,704	$35,341,639	$35,366,257
Shares of beneficial interest outstanding	2,913,849	1,505,091	3,356,026

(a) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(b) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(c) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

See Notes to Financial Statements	73	June 30, 2010

Statement of Assets & Liabilities (Unaudited)

FORWARD U.S. GOVERNMENT MONEY FUND(a)
ASSETS:
Investments, at value	$561,106,540
Cash	655,489
Interest receivable	563,332
Other assets	52,130

Total Assets	562,377,491

LIABILITIES:
Payable for fund distribution	18,356
Payable to advisor	36,860
Payable to trustees	4,151
Payable for distribution and service fees	2,081
Payable for administrative fees	1,770
Payable for chief compliance officer fee	4,301
Accrued expenses and other liabilities	169,289

Total Liabilities	236,808

NET ASSETS	$562,140,683

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$562,037,358
Accumulated net investment income	118,178
Accumulated net realized loss on investments	(14,853)

TOTAL NET ASSETS	$562,140,683

INVESTMENTS, AT COST	$561,106,540

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$1.00
Net Assets	$3,182,183
Shares of beneficial interest outstanding	3,180,601
Institutional Class:
Net Asset Value, offering and redemption price per share	$1.00
Net Assets	$248,383,455
Shares of beneficial interest outstanding	248,334,589
Class A:
Net Asset Value, offering and redemption price per share	$1.00
Net Assets	$965,414
Shares of beneficial interest outstanding	965,339
Class C:
Net Asset Value, offering and redemption price per share	$1.00
Net Assets	$1,096,615
Shares of beneficial interest outstanding	1,096,525
Class Z:
Net Asset Value, offering and redemption price per share	$1.00
Net Assets	$308,513,016
Shares of beneficial interest outstanding	308,461,326

(a) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

June 30, 2010	74	See Notes to Financial Statements

Statement of Assets & Liabilities (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(a)	FORWARD BALANCED ALLOCATION FUND(b)	FORWARD GROWTH & INCOME ALLOCATION FUND(c)
ASSETS:
Investments in affiliates, at value	$49,623,695	$117,838,636	$105,049,538
Receivable for shares sold	148,180	704,268	146,804
Dividends receivable	0	0	54,501
Other assets	23,925	32,067	27,676

Total Assets	49,795,800	118,574,971	105,278,519

LIABILITIES:
Payable for shares redeemed	254,664	128,778	533,647
Payable for distribution and service fees	15,747	41,718	58,943
Payable to trustees	0	500	0
Payable for chief compliance officer fee	66	1,063	128
Payable to ReFlow (Note 2)	1,424	0	0
Accrued expenses and other liabilities	6,147	32,005	8,609

Total Liabilities	278,048	204,064	601,327

NET ASSETS	$49,517,752	$118,370,907	$104,677,192

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$60,337,715	$129,299,349	$120,616,544
Accumulated net investment loss	(2,122)	(3,687)	(4,994)
Accumulated net realized loss on investments	(912,936)	(713,369)	(2,330,808)
Net unrealized depreciation of investments	(9,904,905)	(10,211,386)	(13,603,550)

TOTAL NET ASSETS	$49,517,752	$118,370,907	$104,677,192

INVESTMENTS, AT COST	$59,528,600	$128,050,022	$118,653,088

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$12.27	$14.07	$13.57
Net Assets	$6,871,559	$11,383,959	$11,532,643
Shares of beneficial interest outstanding	559,839	809,036	850,046
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.60	$14.08	$13.59
Net Assets	$29,503,925	$71,872,325	$45,638,327
Shares of beneficial interest outstanding	2,342,370	5,104,211	3,358,923
Class A:
Net Asset Value, offering and redemption price per share	$12.46	$14.06	$13.55
Net Assets	$7,468,251	$19,648,995	$17,471,128
Shares of beneficial interest outstanding	599,290	1,397,110	1,289,727
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.22	$14.92	$14.38
Class C:
Net Asset Value, offering and redemption price per share	$12.04	$14.04	$13.52
Net Assets	$5,674,017	$15,465,628	$30,035,094
Shares of beneficial interest outstanding	471,119	1,101,304	2,220,772

(a) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

See Notes to Financial Statements	75	June 30, 2010

Statement of Assets & Liabilities (Unaudited)

	FORWARD GROWTH ALLOCATION FUND(a)	FORWARD INCOME & GROWTH ALLOCATION FUND(b)	FORWARD INCOME ALLOCATION FUND(c)
ASSETS:
Investments in affiliates, at value	$94,609,380	$60,353,314	$22,842,147
Receivable for shares sold	78,070	925,973	114,311
Dividends receivable	19,812	0	36,092
Other assets	26,617	24,565	21,392

Total Assets	94,733,879	61,303,852	23,013,942

LIABILITIES:
Payable for shares redeemed	271,932	17,379	139,720
Payable for distribution and service fees	49,957	12,985	5,949
Payable to trustees	0	242	107
Payable for chief compliance officer fee	137	523	193
Accrued expenses and other liabilities	11,788	17,908	9,096

Total Liabilities	333,814	49,037	155,065

NET ASSETS	$94,400,065	$61,254,815	$22,858,877

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$110,701,691	$63,811,890	$23,761,131
Accumulated net investment loss	(4,691)	(1,734)	(1,311)
Accumulated net realized loss on investments	(1,259,604)	(278,710)	(553,208)
Net unrealized depreciation of investments	(15,037,331)	(2,276,631)	(347,735)

TOTAL NET ASSETS	$94,400,065	$61,254,815	$22,858,877

INVESTMENTS, AT COST	$109,646,711	$62,629,945	$23,189,882

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.11	$14.20	$14.35
Net Assets	$11,431,511	$4,435,871	$2,372,826
Shares of beneficial interest outstanding	871,866	312,452	165,370
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.12	$14.21	$14.36
Net Assets	$39,660,673	$47,489,552	$14,935,795
Shares of beneficial interest outstanding	3,022,602	3,342,642	1,040,090
Class A:
Net Asset Value, offering and redemption price per share	$13.11	$14.19	$14.36
Net Assets	$16,758,080	$2,635,196	$762,424
Shares of beneficial interest outstanding	1,277,911	185,718	53,110
Maximum offering price per share (NAV/0.9425, NAV/0.9425 and NAV/0.9625, respectively, based on maximum sales charge of 5.75%, 5.75% and 3.75%, respectively, of the offering price)	$13.91	$15.06	$14.92
Class C:
Net Asset Value, offering and redemption price per share	$13.04	$14.15	$14.32
Net Assets	$26,549,801	$6,694,196	$4,787,832
Shares of beneficial interest outstanding	2,035,415	473,049	334,365

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

June 30, 2010	76	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD FRONTIER MARKETS FUND(a)	FORWARD HIGH YIELD BOND FUND(b)	FORWARD INTERNATIONAL EQUITY FUND(c)	FORWARD INVESTMENT GRADE FIXED- INCOME FUND(d)
INVESTMENT INCOME:
Interest	$134,375	$5,065,111	$1,179	$2,355,458
Dividends	278,920	—	1,758,772	—
Foreign taxes withheld	(7,917)	—	(211,969)	—

Total Investment Income	405,378	5,065,111	1,547,982	2,355,458

EXPENSES:
Investment advisory fee	179,518	186,125	240,824	175,575
Investment sub-advisory fee	—	129,255	197,038	133,012
Administration fee	12,631	40,714	41,432	42,447
Custodian fee	2,911	4,468	38,966	8,289
Legal and Audit fee	16,248	25,938	21,276	20,845
Transfer agent fee	8,995	29,504	27,323	29,622
Trustees’ fees and expenses	1,636	4,139	3,184	4,191
Registration/filing fees	12,777	19,747	14,683	13,156
Reports to shareholder and printing fees	702	6,302	2,249	5,565
Distribution and service fees
Investor Class	1,916	8,788	4,498	3,826
Institutional Class	8,595	36,955	11,546	9,115
Class C	—	3,821	3,391	1,859
Chief compliance officer fee	407	1,376	589	1,393
ReFlow fees (Note 2)	35	8,598	0	5,425
Other	2,397	4,259	4,753	4,200

Total expenses	248,768	509,989	611,752	458,520

NET INVESTMENT INCOME:	156,610	4,555,122	936,230	1,896,938

Net realized gain/(loss) on investments	2,289,263	5,967,958	5,573,882	(9,269,701)
Net realized gain on option contracts	0	0	—	68,892
Net realized gain on futures contracts	0	0	—	100,068
Net realized loss on swap contracts	(2,187,619)	—	—	—
Net realized loss on foreign currency transactions	0	0	(390,792)	0
Net change in unrealized appreciation/(depreciation) on investments	(465,954)	(6,115,124)	(15,429,585)	13,653,705
Net change in unrealized appreciation on option contracts	0	0	—	29,253
Net change in unrealized appreciation on futures contracts	0	—	—	174,808
Net change in unrealized depreciation on swap contracts	(1,334,201)	—	—	—
Net change in unrealized depreciation on translations of assets and liabilities in foreign currencies	(3)	—	(2,629)	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTION CONTRACTS, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(1,698,514)	(147,166)	(10,249,124)	4,757,025

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,541,904)	$4,407,956	$(9,312,894)	$6,653,963

(a) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(d) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

See Notes to Financial Statements	77	June 30, 2010

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD LARGE CAP GROWTH FUND(a)	FORWARD LARGE CAP VALUE FUND(b)	FORWARD MORTGAGE SECURITIES FUND(c)	FORWARD SMALL TO MID CAP FUND(d)
INVESTMENT INCOME:
Interest	$70	$92	$1,203,728	$34
Dividends	716,039	1,168,472	—	1,538,925

Total Investment Income	716,109	1,168,564	1,203,728	1,538,959

EXPENSES:
Investment advisory fee	206,484	195,746	105,907	501,738
Investment sub-advisory fee	62,359	87,125	73,546	334,492
Administration fee	30,211	28,919	29,251	54,676
Custodian fee	5,907	5,875	14,108	7,356
Legal and Audit fee	18,891	21,426	22,893	35,061
Transfer agent fee	26,318	23,894	17,160	45,286
Trustees’ fees and expenses	2,832	3,414	2,362	6,616
Registration/filing fees	13,247	12,915	12,979	16,144
Reports to shareholder and printing fees	6,854	2,202	3,140	3,995
Distribution and service fees
Investor Class	3,364	3,120	3,038	4,638
Institutional Class	9,472	7,276	9,363	61,849
Class C	1,814	478	1,584	2,355
Chief compliance officer fee	1,260	1,191	796	2,231
ReFlow fees (Note 2)	4,365	3,271	1,992	21,035
Other	3,456	3,539	3,131	6,200

Total expenses	396,834	400,391	301,250	1,103,672

NET INVESTMENT INCOME:	319,275	768,173	902,478	435,287

Net realized gain on investments	3,990,795	2,882,649	1,387,422	9,524,988
Net realized loss on option contracts	—	—	(14,657)	—
Net realized loss on futures contracts	—	—	(62,403)	—
Net change in unrealized appreciation/(depreciation) on investments	(12,668,154)	(10,920,359)	1,047,706	(13,078,080)
Net change in unrealized appreciation on option contracts	—	—	2,763	—
Net change in unrealized depreciation on futures contracts	—	—	(23,885)	—

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTION CONTRACTS AND FUTURES CONTRACTS	(8,677,359)	(8,037,710)	2,336,946	(3,553,092)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,358,084)	$(7,269,537)	$3,239,424	$(3,117,805)

(a) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(b) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(c) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(d) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

June 30, 2010	78	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND(a)	FORWARD U.S. GOVERNMENT MONEY FUND(b)
INVESTMENT INCOME:
Interest	$227,916	$956,866
Dividends	636,653	0

Total Investment Income	864,569	956,866

EXPENSES:
Investment advisory fees	404,224	240,400
Administration fee	39,185	157,291
Custodian fee	1,834	12,742
Legal and audit fee	27,351	87,257
Transfer agent fee	28,648	152,581
Trustees’ fees and expenses	4,640	23,954
Registration/filing fees	11,188	23,935
Reports to shareholder and printing fees	1,320	15,715
Distribution and service fees
Investor Class	1,412	8,798
Institutional Class	38,697	318,173
Class A	—	1,776
Class C	—	5,831
Administrative services fees — Investor Class	—	4,399
Chief compliance officer fee	1,558	7,872
ReFlow fees (Note 2)	77	0
Other	4,315	28,598

Total expenses before waiver	564,449	1,089,322

Less fees waived:
Distribution and service fees
Investor Class	—	(7,919)
Institutional Class	—	(257,596)
Class A	—	(1,621)
Class C	—	(5,601)
Administrative services fees — Investor Class	—	(4,399)
Transfer agent fees	—	(70,676)

Total net expenses	564,449	741,510

NET INVESTMENT INCOME:	300,120	215,356

Net realized loss on investments	(6,657,076)	0
Net realized gain on option contracts	337,237	—
Net change in unrealized depreciation on investments	(2,065,188)	—
Net change in unrealized depreciation on option contracts	(758,560)	—

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTION CONTRACTS	(9,143,587)	0

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,843,467)	$215,356

(a) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

See Notes to Financial Statements	79	June 30, 2010

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(a)	FORWARD BALANCED ALLOCATION FUND(b)	FORWARD GROWTH & INCOME ALLOCATION FUND(c)
INVESTMENT INCOME:
Interest	$52	$607	$376
Dividends from affiliated investment company shares	217,500	1,343,455	1,048,285

Total Investment Income	217,552	1,344,062	1,048,661

EXPENSES:
Investment advisory fee	27,740	62,701	56,565
Administration fee	5,164	11,220	10,288
Custodian fee	3,336	3,837	3,242
Legal and Audit fee	8,336	23,533	10,758
Transfer agent fee	18,372	12,317	28,570
Trustees’ fees and expenses	763	4,086	1,593
Registration/filing fees	15,640	18,426	15,516
Reports to shareholder and printing fees	6,821	7,221	13,297
Distribution and service fees
Investor Class	18,728	30,894	30,190
Class A	15,259	36,948	32,805
Class C	34,087	80,942	163,563
Chief compliance officer fees	334	1,652	639
ReFlow fees (Note 2)	4,628	0	2,775
Other	2,880	4,925	3,960

Total expenses before waiver	162,088	298,702	373,761
Less fees waived of management fees and reimbursed by management	(38,136)	(69,680)	(72,854)

Total net expenses	123,952	229,022	300,907

NET INVESTMENT INCOME:	93,600	1,115,040	747,754

Net realized loss on affiliated investments	(558,340)	(555,372)	(202,236)
Net change in unrealized depreciation on investments	(3,842,956)	(3,470,613)	(4,193,197)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,401,296)	(4,025,985)	(4,395,433)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,307,696)	$(2,910,945)	$(3,647,679)

(a) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

June 30, 2010	80	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	FORWARD GROWTH ALLOCATION FUND(a)	FORWARD INCOME & GROWTH ALLOCATION FUND(b)	FORWARD INCOME ALLOCATION FUND(c)
INVESTMENT INCOME:
Interest	$261	$532	$246
Dividends from affiliated investment company shares	698,253	763,563	408,219

Total Investment Income	698,514	764,095	408,465

EXPENSES:
Investment advisory fee	54,384	28,873	10,891
Administration fee	8,758	6,323	3,610
Custodian fee	3,343	3,377	2,608
Legal and Audit fee	9,737	14,503	8,647
Transfer agent fee	35,136	4,712	2,939
Trustees’ fees and expenses	1,563	1,781	678
Registration/filing fees	16,200	16,505	16,273
Reports to shareholder and printing fees	12,294	3,215	1,302
Distribution and service fees
Investor Class	31,188	11,656	5,620
Class A	33,215	5,203	920
Class C	148,372	32,743	21,049
Chief compliance officer fee	658	791	300
ReFlow fees (Note 2)	6,245	0	0
Other	4,363	2,956	2,097

Total expenses before waiver	365,456	132,638	76,934
Less fees waived of management fees and reimbursed by management	(74,277)	(31,361)	(12,535)

Total net expenses	291,179	101,277	64,399

NET INVESTMENT INCOME:	407,335	662,818	344,066

Net realized loss on affiliated investments	(553,387)	(236,754)	(145,487)
Net change in unrealized appreciation/(depreciation) on investments	(5,362,731)	(638,611)	700,707

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(5,916,118)	(875,365)	555,220

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,508,783)	$(212,547)	$899,286

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

See Notes to Financial Statements	81	June 30, 2010

Statement of Changes in Net Assets

	FORWARD FRONTIER MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income/(loss)	$156,610	$(141,640)
Net realized gain on investments	2,289,263	3,535,705
Net realized gain on foreign currency	0	6,720
Net realized gain/(loss) on swap contracts	(2,187,619)	32,877
Change in unrealized appreciation/(depreciation) of investments, swap contracts and foreign currency translations	(1,800,158)	615,308

Net increase/(decrease) in net assets resulting from operations	(1,541,904)	4,048,970

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(78,498)
Institutional Class	—	(980,988)
Class Z	—	(1,620,135)
From net realized gains on investments
Investor Class	—	(17,087)
Institutional Class	—	(213,764)
Class Z	—	(348,185)

Total distributions	—	(3,258,657)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	5,455,887	1,142,225
Issued to shareholders in reinvestment of distributions	—	94,405
Cost of shares redeemed	(3,897,052)	(42,185)

Net increase from share transactions	1,558,835	1,194,445

Institutional Class
Proceeds from sales of shares	41,194,789	33,430,481
Issued to shareholders in reinvestment of distributions	—	167,981
Cost of shares redeemed	(5,304,922)	(20,567,464)

Net increase from share transactions	35,889,867	13,030,998

Class Z
Proceeds from sales of shares	400,000	25,093,963
Cost of shares redeemed	(3,000,000)	(2,350,000)

Net increase/(decrease) from share transactions	(2,600,000)	22,743,963

Net increase in net assets	$33,306,798	$37,759,719

NET ASSETS:
Beginning of period	37,759,719	0

End of period (including undistributed net investment income/(loss) of $154,301 and $(2,309), respectively)	$71,066,517	$37,759,719

June 30, 2010	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD FRONTIER MARKETS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	462,552	94,395
Distributions reinvested	—	8,280
Redeemed	(335,856)	(3,344)

Net increase in shares outstanding	126,696	99,331

Institutional Class
Sold	3,588,628	3,023,732
Distributions reinvested	—	14,748
Redeemed	(450,746)	(1,879,686)

Net increase in shares outstanding	3,137,882	1,158,794

Class Z
Sold	34,272	2,258,012
Redeemed	(244,422)	(177,874)

Net increase/(decrease) in shares outstanding	(210,150)	2,080,138

(a) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

See Notes to Financial Statements	83	June 30, 2010

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$4,555,122	$8,743,587
Net realized gain on investments	5,967,958	3,308,533
Change in unrealized appreciation/(depreciation) of investments	(6,115,124)	17,897,137

Net increase in net assets resulting from operations	4,407,956	29,949,257

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(137,406)	(262,054)
Institutional Class	(3,151,296)	(6,795,599)
Class A	—	(31,851)
Class C	(27,550)	(68,031)
Class Z	(1,096,255)	(1,590,664)

Total distributions	(4,412,507)	(8,748,199)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,634,819	4,409,170
Issued to shareholders in reinvestment of distributions	126,963	233,016
Cost of shares redeemed	(2,598,571)	(1,400,330)

Net increase/(decrease) from share transactions	(836,789)	3,241,856

Institutional Class
Proceeds from sales of shares	18,034,403	60,791,052
Issued to shareholders in reinvestment of distributions	2,278,412	3,159,212
Shares issued in connection with exchange (Note 1)	—	459,646
Cost of shares redeemed	(26,387,490)	(55,587,907)

Net increase/(decrease) from share transactions	(6,074,675)	8,822,003

Class A
Proceeds from sales of shares	—	69,265
Issued to shareholders in reinvestment of distributions	—	8,787
Shares issued in connection with exchange (Note 1)	—	(459,646)
Cost of shares redeemed	—	(47,913)

Net decrease from share transactions	—	(429,507)

Class C
Proceeds from sales of shares	151,470	367,419
Issued to shareholders in reinvestment of distributions	10,579	32,122
Cost of shares redeemed	(144,596)	(456,703)

Net increase/(decrease) from share transactions	17,453	(57,162)

Class Z
Proceeds from sales of shares	688,869	27,806,692
Cost of shares redeemed	(1,060,000)	(5,850,000)

Net increase/(decrease) from share transactions	(371,131)	21,956,692

Net increase/(decrease) in net assets	$(7,269,693)	$54,734,940

NET ASSETS:
Beginning of year	107,077,200	52,342,260

End of year (including undistributed net investment income of $142,615 and $0, respectively)	$99,807,507	$107,077,200

June 30, 2010	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	168,059	529,500
Distributions reinvested	13,271	26,137
Redeemed	(272,794)	(160,337)

Net increase/(decrease) in shares outstanding	(91,464)	395,300

Institutional Class
Sold	1,880,459	7,327,661
Distributions reinvested	238,388	356,762
Shares issued in connection with exchange (Note 1)	—	48,700
Redeemed	(2,754,979)	(6,529,120)

Net increase/(decrease) in shares outstanding	(636,132)	1,204,003

Class A
Sold	—	8,277
Distributions reinvested	—	1,033
Shares issued in connection with exchange (Note 1)	—	(48,700)
Redeemed	—	(5,272)

Net decrease in shares outstanding	—	(44,662)

Class C
Sold	15,811	45,021
Distributions reinvested	1,111	3,728
Redeemed	(14,869)	(52,636)

Net increase/(decrease) in shares outstanding	2,053	(3,887)

Class Z
Sold	71,449	3,305,196
Redeemed	(108,819)	(650,847)

Net increase/(decrease) in shares outstanding	(37,370)	2,654,349

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

See Notes to Financial Statements	85	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$936,230	$1,532,508
Net realized gain on investments	5,573,882	6,163,121
Net realized loss on foreign currency	(390,792)	(61,642)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(15,432,214)	22,316,618

Net increase/(decrease) in net assets resulting from operations	(9,312,894)	29,950,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(43,161)
Institutional Class	—	(1,184,999)
Class Z	—	(3,224,306)

Total distributions	—	(4,452,466)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	2,226,037	413,406
Issued to shareholders in reinvestment of distributions	—	39,979
Cost of shares redeemed	(1,168,750)	(1,206,350)

Net increase/(decrease) from share transactions	1,057,287	(752,965)

Institutional Class
Proceeds from sales of shares	1,098,045	10,266,766
Issued to shareholders in reinvestment of distributions	—	807,564
Shares issued in connection with exchange (Note 1)	—	5,619,279
Cost of shares redeemed	(5,674,009)	(93,783,315)

Net decrease from share transactions	(4,575,964)	(77,089,706)

Class A
Proceeds from sales of shares	—	608,773
Shares issued in connection with exchange (Note 1)	—	(5,619,279)
Cost of shares redeemed	—	(1,175,246)

Net decrease from share transactions	—	(6,185,752)

Class C
Proceeds from sales of shares	5,278	30,529
Cost of shares redeemed	(133,468)	(640,310)

Net decrease from share transactions	(128,190)	(609,781)

Class Z
Proceeds from sales of shares	2,161,414	63,043,345
Cost of shares redeemed	(30,775,000)	(5,750,000)

Net increase/(decrease) from share transactions	(28,613,586)	57,293,345

Net decrease in net assets	$(41,573,347)	$(1,846,720)

NET ASSETS:
Beginning of year	100,867,105	102,713,825

End of year (including undistributed net investment income of $2,402,558 and $1,466,328, respectively)	$59,293,758	$100,867,105

June 30, 2010	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	160,876	38,905
Distributions reinvested	—	2,878
Redeemed	(91,916)	(107,770)

Net increase/(decrease) in shares outstanding	68,960	(65,987)

Institutional Class
Sold	77,834	781,671
Distributions reinvested	—	56,512
Shares issued in connection with exchange (Note 1)	—	383,650
Redeemed	(407,162)	(8,100,375)

Net decrease in shares outstanding	(329,328)	(6,878,542)

Class A
Sold	—	49,274
Shares issued in connection with exchange (Note 1)	—	(388,767)
Redeemed	—	(105,499)

Net decrease in shares outstanding	—	(444,992)

Class C
Sold	376	2,783
Redeemed	(9,568)	(54,677)

Net decrease in shares outstanding	(9,192)	(51,894)

Class Z
Sold	152,205	5,532,729
Redeemed	(2,323,231)	(462,898)

Net increase/(decrease) in shares outstanding	(2,171,026)	5,069,831

(a) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

See Notes to Financial Statements	87	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$1,896,938	$4,284,784
Net realized gain/(loss) on investments	(9,269,701)	596,500
Net realized gain on option contracts	68,892	—
Net realized gain on futures contracts	100,068	—
Change in unrealized appreciation of investments, option contracts and futures contracts	13,857,766	4,671,629

Net increase in net assets resulting from operations	6,653,963	9,552,913

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(20,017)	(45,502)
Institutional Class	(304,791)	(1,910,917)
Class C	(3,778)	(24,214)
Class Z	(1,487,795)	(2,596,945)
From net realized gains on investments
Investor Class	—	(2,332)
Institutional Class	—	(198,391)
Class C	—	(1,978)

Total distributions	(1,816,381)	(4,780,279)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,712,246	396,763
Issued to shareholders in reinvestment of distributions	12,670	31,225
Shares issued in connection with merger (Note 13)	—	147,495
Cost of shares redeemed	(253,955)	(823,899)

Net increase/(decrease) from share transactions	1,470,961	(248,416)

Institutional Class
Proceeds from sales of shares	4,670,179	8,685,722
Issued to shareholders in reinvestment of distributions	221,367	826,116
Shares issued in connection with exchange and merger (Note 13)	—	36,540,066
Cost of shares redeemed	(6,105,394)	(91,450,398)

Net decrease from share transactions	(1,213,848)	(45,398,494)

Class C
Proceeds from sales of shares	312,184	85,594
Issued to shareholders in reinvestment of distributions	2,178	8,208
Shares issued in connection with merger (Note 13)	—	452,976
Cost of shares redeemed	(58,292)	(853,061)

Net increase/(decrease) from share transactions	256,070	(306,283)

Class Z
Proceeds from sales of shares	7,555,256	93,219,701
Cost of shares redeemed	(14,775,000)	(7,333,411)

Net increase/(decrease) from share transactions	(7,219,744)	85,886,290

Net increase/(decrease) in net assets	$(1,868,979)	$44,705,731

NET ASSETS:
Beginning of year	110,465,856	65,760,125

End of year (including undistributed net investment income of $136,299 and $55,742, respectively)	$108,596,877	$110,465,856

June 30, 2010	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	161,478	38,536
Distributions reinvested	1,188	3,136
Shares issued in connection with merger (Note 13)	—	15,309
Redeemed	(23,954)	(84,474)

Net increase/(decrease) in shares outstanding	138,712	(27,493)

Institutional Class
Sold	446,155	873,346
Distributions reinvested	20,892	82,579
Shares issued in connection with exchange and merger (Note 13)	—	3,790,485
Redeemed	(576,749)	(9,398,353)

Net decrease in shares outstanding	(109,702)	(4,651,943)

Class C
Sold	29,261	8,609
Distributions reinvested	204	826
Shares issued in connection with merger (Note 13)	—	46,984
Redeemed	(5,503)	(85,740)

Net increase/(decrease) in shares outstanding	23,962	(29,321)

Class Z
Sold	717,782	9,471,933
Redeemed	(1,398,921)	(730,863)

Net increase/(decrease) in shares outstanding	(681,139)	8,741,070

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

See Notes to Financial Statements	89	June 30, 2010

Statement of Changes in Net Assets

	FORWARD LARGE CAP GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$319,275	$594,351
Net realized gain/(loss) on investments	3,990,795	(5,450,120)
Change in unrealized appreciation/(depreciation) of investments	(12,668,154)	24,189,259

Net increase/(decrease) in net assets resulting from operations	(8,358,084)	19,333,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,609)	(1,802)
Institutional Class	(60,919)	(234,282)
Class A	—	(1,535)
Class Z	(281,129)	(330,278)

Total distributions	(345,657)	(567,897)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	2,374,974	198,236
Issued to shareholders in reinvestment of distributions	3,189	1,247
Cost of shares redeemed	(120,945)	(424,050)

Net increase/(decrease) from share transactions	2,257,218	(224,567)

Institutional Class
Proceeds from sales of shares	4,225,245	6,484,027
Issued to shareholders in reinvestment of distributions	39,283	89,117
Shares issued in connection with exchange (Note 1)	—	520,791
Cost of shares redeemed	(7,039,077)	(72,730,078)

Net decrease from share transactions	(2,774,549)	(65,636,143)

Class A
Proceeds from sales of shares	—	9,651
Issued to shareholders in reinvestment of distributions	—	1,457
Shares issued in connection with exchange (Note 1)	—	(520,791)
Cost of shares redeemed	—	(118,888)

Net decrease from share transactions	—	(628,571)

Class C
Proceeds from sales of shares	24,061	119,913
Cost of shares redeemed	(84,223)	(669,670)

Net decrease from share transactions	(60,162)	(549,757)

Class Z
Proceeds from sales of shares	12,540,000	66,768,034
Cost of shares redeemed	(3,455,000)	(10,387,490)

Net increase from share transactions	9,085,000	56,380,544

Net increase/(decrease) in net assets	$(196,234)	$8,107,099

NET ASSETS:
Beginning of year	90,925,384	82,818,285

End of year (including undistributed net investment income of $72 and $26,454, respectively)	$90,729,150	$90,925,384

June 30, 2010	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP GROWTH FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	103,412	10,452
Distributions reinvested	150	66
Redeemed	(5,417)	(23,402)

Net increase/(decrease) in shares outstanding	98,145	(12,884)

Institutional Class
Sold	180,349	331,596
Distributions reinvested	1,743	4,581
Shares issued in connection with exchange (Note 1)	—	23,395
Redeemed	(304,151)	(3,921,402)

Net decrease in shares outstanding	(122,059)	(3,561,830)

Class A
Sold	—	518
Distributions reinvested	—	78
Shares issued in connection with exchange (Note 1)	—	(23,600)
Redeemed	—	(6,326)

Net decrease in shares outstanding	—	(29,330)

Class C
Sold	1,091	7,158
Redeemed	(3,858)	(38,084)

Net decrease in shares outstanding	(2,767)	(30,926)

Class Z
Sold	555,463	3,568,194
Redeemed	(144,913)	(523,297)

Net increase in shares outstanding	410,550	3,044,897

(a) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

See Notes to Financial Statements	91	June 30, 2010

Statement of Changes in Net Assets

	FORWARD LARGE CAP VALUE FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$768,173	$1,465,007
Net realized gain/(loss) on investments	2,882,649	(11,391,309)
Change in unrealized appreciation/(depreciation) of investments	(10,920,359)	22,626,716

Net increase/(decrease) in net assets resulting from operations	(7,269,537)	12,700,414

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(12,901)	(10,318)
Institutional Class	(108,400)	(706,996)
Class A	—	(939)
Class C	(272)	(2,470)
Class Z	(614,791)	(827,111)

Total distributions	(736,364)	(1,547,834)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	2,526,343	86,733
Issued to shareholders in reinvestment of distributions	11,960	7,603
Cost of shares redeemed	(225,577)	(339,015)

Net increase/(decrease) from share transactions	2,312,726	(244,679)

Institutional Class
Proceeds from sales of shares	2,990,937	7,518,590
Issued to shareholders in reinvestment of distributions	59,031	200,824
Shares issued in connection with exchange (Note 1)	—	44,287
Cost of shares redeemed	(4,696,165)	(69,363,034)

Net decrease from share transactions	(1,646,197)	(61,599,333)

Class A
Proceeds from sales of shares	—	592
Issued to shareholders in reinvestment of distributions	—	939
Shares issued in connection with exchange (Note 1)	—	(44,287)
Cost of shares redeemed	—	(58,738)

Net decrease from share transactions	—	(101,494)

Class C
Proceeds from sales of shares	7,347	17,417
Issued to shareholders in reinvestment of distributions	228	590
Cost of shares redeemed	(30,128)	(473,467)

Net decrease from share transactions	(22,553)	(455,460)

Class Z
Proceeds from sales of shares	13,000,000	69,482,641
Cost of shares redeemed	(4,900,000)	(12,773,588)

Net increase from share transactions	8,100,000	56,709,053

Net increase in net assets	$738,075	$5,460,667

NET ASSETS:
Beginning of year	85,099,071	79,638,404

End of year (including undistributed net investment income of $37,761 and $5,952, respectively)	$85,837,146	$85,099,071

June 30, 2010	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP VALUE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	149,000	6,703
Distributions reinvested	765	552
Redeemed	(13,726)	(24,812)

Net increase/(decrease) in shares outstanding	136,039	(17,557)

Institutional Class
Sold	175,971	543,836
Distributions reinvested	3,665	14,648
Shares issued in connection with exchange (Note 1)	—	2,784
Redeemed	(278,269)	(5,122,643)

Net decrease in shares outstanding	(98,633)	(4,561,375)

Class A
Sold	—	44
Distributions reinvested	—	73
Shares issued in connection with exchange (Note 1)	—	(2,784)
Redeemed	—	(3,742)

Net decrease in shares outstanding	—	(6,409)

Class C
Sold	454	1,375
Distributions reinvested	14	44
Redeemed	(1,835)	(35,843)

Net decrease in shares outstanding	(1,367)	(34,424)

Class Z
Sold	798,523	5,116,049
Redeemed	(284,041)	(881,928)

Net increase in shares outstanding	514,482	4,234,121

(a) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

See Notes to Financial Statements	93	June 30, 2010

Statement of Changes in Net Assets

	FORWARD MORTGAGE SECURITIES FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$902,478	$2,205,441
Net realized gain on investments	1,387,422	2,425,760
Net realized loss on option contracts	(14,657)	0
Net realized loss on futures contracts	(62,403)	(28,301)
Change in unrealized net appreciation of investments, option contracts and futures contracts	1,026,584	1,399,372

Net increase in net assets resulting from operations	3,239,424	6,002,272

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,254)	(22,603)
Institutional Class	(272,563)	(1,199,261)
Class C	(2,950)	(10,736)
Class Z	(586,277)	(767,739)

Total distributions	(878,044)	(2,000,339)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,699,513	473,658
Issued to shareholders in reinvestment of distributions	15,278	19,651
Cost of shares redeemed	(339,496)	(639,057)

Net increase/(decrease) from share transactions	1,375,295	(145,748)

Institutional Class
Proceeds from sales of shares	3,588,152	3,220,741
Issued to shareholders in reinvestment of distributions	195,879	526,401
Cost of shares redeemed	(3,943,032)	(52,490,672)

Net decrease from share transactions	(159,001)	(48,743,530)

Class C
Proceeds from sales of shares	261,569	39,030
Issued to shareholders in reinvestment of distributions	2,030	4,449
Cost of shares redeemed	(29,368)	(453,239)

Net increase/(decrease) from share transactions	234,231	(409,760)

Class Z
Proceeds from sales of shares	1,065,000	40,651,619
Cost of shares redeemed	(5,015,000)	(945,000)

Net increase/(decrease) from share transactions	(3,950,000)	39,706,619

Net decrease in net assets	$(138,095)	$(5,590,486)

NET ASSETS:
Beginning of year	61,406,326	66,996,812

End of year (including undistributed net investment income of $35,088 and $10,654, respectively)	$61,268,231	$61,406,326

June 30, 2010	94	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD MORTGAGE SECURITIES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	128,086	37,670
Distributions reinvested	1,150	1,581
Redeemed	(25,609)	(52,065)

Net increase/(decrease) in shares outstanding	103,627	(12,814)

Institutional Class
Sold	269,017	258,399
Distributions reinvested	14,815	42,379
Redeemed	(296,408)	(4,278,484)

Net decrease in shares outstanding	(12,576)	(3,977,706)

Class C
Sold	19,657	3,123
Distributions reinvested	153	358
Redeemed	(2,220)	(36,345)

Net increase/(decrease) in shares outstanding	17,590	(32,864)

Class Z
Sold	80,957	3,291,604
Redeemed	(384,716)	(73,996)

Net increase/(decrease) in shares outstanding	(303,759)	3,217,608

(a) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

See Notes to Financial Statements	95	June 30, 2010

Statement of Changes in Net Assets

	FORWARD SMALL TO MID CAP FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$435,287	$1,038,852
Net realized gain/(loss) on investments	9,524,988	(20,253,521)
Change in unrealized appreciation/(depreciation) of investments	(13,078,080)	68,429,513

Net increase/(decrease) in net assets resulting from operations	(3,117,805)	49,214,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(4,726)	(4,634)
Institutional Class	(455,450)	(794,225)
Class A	—	(9,043)
Class C	—	(346)
Class Z	(171,966)	(233,420)

Total distributions	(632,142)	(1,041,668)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,436,243	118,436
Issued to shareholders in reinvestment of distributions	4,317	4,135
Cost of shares redeemed	(541,104)	(725,714)

Net increase/(decrease) from share transactions	899,456	(603,143)

Institutional Class
Proceeds from sales of shares	20,648,449	27,112,804
Issued to shareholders in reinvestment of distributions	110,981	191,004
Shares issued in connection with exchange (Note 1)	—	3,641,929
Cost of shares redeemed	(37,124,311)	(75,835,764)

Net decrease from share transactions	(16,364,881)	(44,890,027)

Class A
Proceeds from sales of shares	—	571,568
Issued to shareholders in reinvestment of distributions	—	9,021
Shares issued in connection with exchange (Note 1)	—	(3,641,928)
Cost of shares redeemed	—	(935,414)

Net decrease from share transactions	—	(3,996,753)

Class C
Proceeds from sales of shares	7,983	32,932
Issued to shareholders in reinvestment of distributions	—	246
Cost of shares redeemed	(97,555)	(360,958)

Net decrease from share transactions	(89,572)	(327,780)

Class Z
Proceeds from sales of shares	725,000	66,806,785
Cost of shares redeemed	(6,320,000)	(39,470,000)

Net increase/(decrease) from share transactions	(5,595,000)	27,336,785

Net increase/(decrease) in net assets	$(24,899,944)	$25,692,258

NET ASSETS:
Beginning of year	169,660,809	143,968,551

End of year (including undistributed net investment income of $87,119 and $283,974, respectively)	$144,760,865	$169,660,809

June 30, 2010	96	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SMALL TO MID CAP FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	54,502	6,897
Distributions reinvested	179	231
Redeemed	(21,581)	(42,097)

Net increase/(decrease) in shares outstanding	33,100	(34,969)

Institutional Class
Sold	794,472	1,357,399
Distributions reinvested	4,342	9,778
Shares issued in connection with exchange (Note 1)	—	158,824
Redeemed	(1,435,609)	(3,847,874)

Net decrease in shares outstanding	(636,795)	(2,321,873)

Class A
Sold	—	29,948
Distributions reinvested	—	520
Shares issued in connection with exchange (Note 1)	—	(161,677)
Redeemed	—	(49,048)

Net decrease in shares outstanding	—	(180,257)

Class C
Sold	341	1,749
Distributions reinvested	—	15
Redeemed	(3,990)	(20,015)

Net decrease in shares outstanding	(3,649)	(18,251)

Class Z
Sold	28,419	3,445,757
Redeemed	(233,539)	(1,735,546)

Net increase/(decrease) in shares outstanding	(205,120)	1,710,211

(a) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

See Notes to Financial Statements	97	June 30, 2010

Statement of Changes in Net Assets

	FORWARD STRATEGIC ALTERNATIVES FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$300,120	$1,027,053
Net realized loss on investments	(6,657,076)	(2,340,846)
Net realized gain on option contracts	337,237	0
Change in unrealized appreciation/(depreciation) of investments and option contracts	(2,823,748)	14,028,089

Net increase/(decrease) in net assets resulting from operations	(8,843,467)	12,714,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(5,208)	(2,674)
Institutional Class	(272,724)	(744,379)
Class Z	(147,071)	(286,951)

Total distributions	(425,003)	(1,034,004)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,552,064	677,588
Issued to shareholders in reinvestment of distributions	5,208	2,674
Cost of shares redeemed	(180,960)	(31,865)

Net increase from share transactions	1,376,312	648,397

Institutional Class
Proceeds from sales of shares	11,471,095	27,581,377
Issued to shareholders in reinvestment of distributions	42,311	112,101
Cost of shares redeemed	(9,216,368)	(58,546,423)

Net increase/(decrease) from share transactions	2,297,038	(30,852,945)

Class Z
Proceeds from sales of shares	900,000	43,953,267
Cost of shares redeemed	(4,300,000)	(8,630,000)

Net increase/(decrease) from share transactions	(3,400,000)	35,323,267

Net increase/(decrease) in net assets	$(8,995,120)	$16,799,011

NET ASSETS:
Beginning of period	119,126,094	102,327,083

End of period (including undistributed net investment income/(loss) of $(121,733) and $3,150, respectively)	$110,130,974	$119,126,094

June 30, 2010	98	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD STRATEGIC ALTERNATIVES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	137,100	60,996
Distributions reinvested	482	236
Redeemed	(16,488)	(2,827)

Net increase in shares outstanding	121,094	58,405

Institutional Class
Sold	1,034,148	2,660,694
Distributions reinvested	3,901	10,789
Redeemed	(838,472)	(5,919,409)

Net increase/(decrease) in shares outstanding	199,577	(3,247,926)

Class Z
Sold	81,741	4,451,704
Redeemed	(373,060)	(804,359)

Net increase/(decrease) in shares outstanding	(291,319)	3,647,345

(a) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

See Notes to Financial Statements	99	June 30, 2010

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$215,356	$3,517,414
Net realized loss on investments	0	(14,853)

Net increase in net assets resulting from operations	215,356	3,502,561

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(743)	(17,083)
Institutional Class	(53,805)	(989,521)
Class A	(150)	(1,364)
Class C	(199)	(3,151)
Class Z	(161,153)	(2,505,600)

Total distributions	(216,050)	(3,516,719)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	411,622	4,963,197
Issued to shareholders in reinvestment of distributions	586	16,167
Cost of shares redeemed	(1,178,406)	(11,728,100)

Net decrease from share transactions	(766,198)	(6,748,736)

Institutional Class
Proceeds from sales of shares	187,539,392	700,041,272
Issued to shareholders in reinvestment of distributions	2,867	57,592
Cost of shares redeemed	(214,606,759)	(817,243,820)

Net decrease from share transactions	(27,064,500)	(117,144,956)

Class A
Proceeds from sales of shares	1,008,053	1,043,308
Issued to shareholders in reinvestment of distributions	123	1,327
Cost of shares redeemed	(637,164)	(1,158,220)

Net increase/(decrease) from share transactions	371,012	(113,585)

Class C
Proceeds from sales of shares	654,202	1,070,398
Issued to shareholders in reinvestment of distributions	160	3,014
Cost of shares redeemed	(809,443)	(1,758,430)

Net decrease from share transactions	(155,081)	(685,018)

Class Z
Proceeds from sales of shares	365,495,327	1,029,737,763
Issued to shareholders in reinvestment of distributions	35	17,572
Cost of shares redeemed	(492,837,961)	(1,340,183,372)

Net decrease from share transactions	(127,342,599)	(310,428,037)

Net decrease in net assets	$(154,958,060)	$(435,134,490)

NET ASSETS:
Beginning of year	717,098,743	1,152,233,233

End of year (including undistributed net investment income of $118,178 and $118,872, respectively)	$562,140,683	$717,098,743

June 30, 2010	100	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	411,620	4,963,197
Distributions reinvested	586	16,167
Redeemed	(1,178,406)	(11,728,101)

Net decrease in shares outstanding	(766,200)	(6,748,737)

Institutional Class
Sold	187,539,393	700,041,271
Distributions reinvested	2,867	57,593
Redeemed	(214,606,759)	(817,243,820)

Net decrease in shares outstanding	(27,064,499)	(117,144,956)

Class A
Sold	1,008,053	1,043,308
Distributions reinvested	123	1,326
Redeemed	(637,164)	(1,158,220)

Net increase/(decrease) in shares outstanding	371,012	(113,586)

Class C
Sold	654,204	1,070,399
Distributions reinvested	160	3,014
Redeemed	(809,443)	(1,758,430)

Net decrease in shares outstanding	(155,079)	(685,017)

Class Z
Sold	365,495,327	1,029,737,763
Distributions reinvested	35	17,573
Redeemed	(492,837,961)	(1,340,183,372)

Net decrease in shares outstanding	(127,342,599)	(310,428,036)

(a) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

See Notes to Financial Statements	101	June 30, 2010

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$93,600	$1,032,636
Net realized loss on investments transactions and gain distributions of investment company shares	(558,340)	(105,693)
Change in unrealized appreciation/(depreciation) of investments	(3,842,956)	10,776,006

Net increase/(decrease) in net assets resulting from operations	(4,307,696)	11,702,949

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,030)	(131,301)
Institutional Class	(84,005)	(680,583)
Class A	(8,688)	(167,854)
Class C	—	(112,696)

Total distributions	(95,723)	(1,092,434)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,565,119	1,771,228
Issued to shareholders in reinvestment of distributions	3,009	130,315
Cost of shares redeemed	(1,278,593)	(3,199,602)

Net increase/(decrease) from share transactions	289,535	(1,298,059)

Institutional Class
Proceeds from sales of shares	6,353,698	9,153,432
Issued to shareholders in reinvestment of distributions	71,838	580,979
Cost of shares redeemed	(7,341,029)	(8,241,395)

Net increase/(decrease) from share transactions	(915,493)	1,493,016

Class A
Proceeds from sales of shares	473,443	886,833
Issued to shareholders in reinvestment of distributions	7,701	149,174
Cost of shares redeemed	(1,366,819)	(1,269,572)

Net decrease from share transactions	(885,675)	(233,565)

Class C
Proceeds from sales of shares	413,223	1,001,426
Issued to shareholders in reinvestment of distributions	—	111,464
Cost of shares redeemed	(1,300,728)	(1,228,023)

Net decrease from share transactions	(887,505)	(115,133)

Net increase/(decrease) in net assets	$(6,802,557)	$10,456,774

NET ASSETS:
Beginning of year	56,320,309	45,863,535

End of year (including undistributed net investment income/(loss) of $(2,122) and $1, respectively)	$49,517,752	$56,320,309

June 30, 2010	102	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	113,106	154,832
Distributions reinvested	232	9,899
Redeemed	(95,801)	(255,370)

Net increase/(decrease) in shares outstanding	17,537	(90,639)

Institutional Class
Sold	458,245	779,621
Distributions reinvested	5,293	43,727
Redeemed	(521,751)	(691,799)

Net increase/(decrease) in shares outstanding	(58,213)	131,549

Class A
Sold	34,514	78,361
Distributions reinvested	577	11,202
Redeemed	(100,563)	(108,984)

Net decrease in shares outstanding	(65,472)	(19,421)

Class C
Sold	31,410	88,531
Distributions reinvested	—	8,419
Redeemed	(98,915)	(109,863)

Net decrease in shares outstanding	(67,505)	(12,913)

(a) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

See Notes to Financial Statements	103	June 30, 2010

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$1,115,040	$3,658,776
Net realized gain/(loss) on investments transactions and gain distributions of investment company shares	(555,372)	472,606
Change in unrealized appreciation/(depreciation) of investments	(3,470,613)	17,169,648

Net increase/(decrease) in net assets resulting from operations	(2,910,945)	21,301,030

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(92,884)	(352,107)
Institutional Class	(764,719)	(2,405,631)
Class A	(176,163)	(658,922)
Class C	(84,964)	(345,368)

Total distributions	(1,118,730)	(3,762,028)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	963,583	5,231,283
Issued to shareholders in reinvestment of distributions	92,109	350,307
Cost of shares redeemed	(2,413,149)	(4,385,885)

Net increase/(decrease) from share transactions	(1,357,457)	1,195,705

Institutional Class
Proceeds from sales of shares	13,595,384	28,246,800
Issued to shareholders in reinvestment of distributions	558,550	1,738,053
Cost of shares redeemed	(16,773,828)	(16,825,475)

Net increase/(decrease) from share transactions	(2,619,894)	13,159,378

Class A
Proceeds from sales of shares	983,973	2,617,393
Issued to shareholders in reinvestment of distributions	167,699	629,099
Cost of shares redeemed	(2,828,552)	(3,923,795)

Net decrease from share transactions	(1,676,880)	(677,303)

Class C
Proceeds from sales of shares	2,451,117	3,360,398
Issued to shareholders in reinvestment of distributions	73,064	314,119
Cost of shares redeemed	(2,076,492)	(2,683,873)

Net increase from share transactions	447,689	990,644

Net increase/(decrease) in net assets	$(9,236,217)	$32,207,426

NET ASSETS:
Beginning of year	127,607,124	95,399,698

End of year (including undistributed net investment income/(loss) of $(3,687) and $3, respectively)	$118,370,907	$127,607,124

June 30, 2010	104	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	65,750	385,952
Distributions reinvested	6,306	25,807
Redeemed	(165,156)	(331,186)

Net increase/(decrease) in shares outstanding	(93,100)	80,573

Institutional Class
Sold	921,198	2,212,660
Distributions reinvested	38,240	128,661
Redeemed	(1,133,603)	(1,301,541)

Net increase/(decrease) in shares outstanding	(174,165)	1,039,780

Class A
Sold	66,699	206,551
Distributions reinvested	11,490	46,688
Redeemed	(192,501)	(307,230)

Net decrease in shares outstanding	(114,312)	(53,991)

Class C
Sold	168,627	236,918
Distributions reinvested	5,005	23,214
Redeemed	(141,977)	(216,491)

Net increase in shares outstanding	31,655	43,641

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

See Notes to Financial Statements	105	June 30, 2010

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$747,754	$3,099,123
Net realized loss on investments transactions and gain distributions of investment company shares	(202,236)	(853,937)
Change in unrealized appreciation/(depreciation) of investments	(4,193,197)	18,666,359

Net increase/(decrease) in net assets resulting from operations	(3,647,679)	20,911,545

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(76,104)	(334,825)
Institutional Class	(426,832)	(1,548,799)
Class A	(130,147)	(559,751)
Class C	(121,797)	(758,022)

Total distributions	(754,880)	(3,201,397)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	922,200	2,784,438
Issued to shareholders in reinvestment of distributions	76,104	334,825
Cost of shares redeemed	(1,042,631)	(4,135,432)

Net decrease from share transactions	(44,327)	(1,016,169)

Institutional Class
Proceeds from sales of shares	8,468,607	13,680,791
Issued to shareholders in reinvestment of distributions	344,281	1,254,191
Cost of shares redeemed	(13,304,889)	(10,744,748)

Net increase/(decrease) from share transactions	(4,492,001)	4,190,234

Class A
Proceeds from sales of shares	427,669	1,578,575
Issued to shareholders in reinvestment of distributions	125,520	537,429
Cost of shares redeemed	(1,765,274)	(5,935,726)

Net decrease from share transactions	(1,212,085)	(3,819,722)

Class C
Proceeds from sales of shares	2,665,355	4,196,625
Issued to shareholders in reinvestment of distributions	115,974	724,371
Cost of shares redeemed	(5,281,700)	(8,230,500)

Net decrease from share transactions	(2,500,371)	(3,309,504)

Net increase/(decrease) in net assets	$(12,651,343)	$13,754,987

NET ASSETS:
Beginning of year	117,328,535	103,573,548

End of year (including undistributed net investment income/(loss) of $(4,994) and $2,132, respectively)	$104,677,192	$117,328,535

June 30, 2010	106	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	63,794	212,297
Distributions reinvested	5,348	25,363
Redeemed	(72,803)	(308,485)

Net decrease in shares outstanding	(3,661)	(70,825)

Institutional Class
Sold	587,715	1,089,781
Distributions reinvested	24,138	94,667
Redeemed	(919,895)	(892,169)

Net increase/(decrease) in shares outstanding	(308,042)	292,279

Class A
Sold	29,760	126,867
Distributions reinvested	8,832	40,860
Redeemed	(123,682)	(484,896)

Net decrease in shares outstanding	(85,090)	(317,169)

Class C
Sold	187,437	325,641
Distributions reinvested	8,173	54,753
Redeemed	(373,729)	(663,360)

Net decrease in shares outstanding	(178,119)	(282,966)

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

See Notes to Financial Statements	107	June 30, 2010

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$407,335	$2,539,249
Net realized loss on investments transactions and gain distributions of investment company shares	(553,387)	(23,253)
Change in unrealized appreciation/(depreciation) of investments	(5,362,731)	19,883,247

Net increase/(decrease) in net assets resulting from operations	(5,508,783)	22,399,243

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(42,045)	(289,572)
Institutional Class	(268,876)	(1,335,239)
Class A	(75,725)	(475,598)
Class C	(25,383)	(550,888)

Total distributions	(412,029)	(2,651,297)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	1,148,899	2,274,360
Issued to shareholders in reinvestment of distributions	41,550	286,164
Cost of shares redeemed	(1,597,429)	(4,896,731)

Net decrease from share transactions	(406,980)	(2,336,207)

Institutional Class
Proceeds from sales of shares	10,166,268	11,651,580
Issued to shareholders in reinvestment of distributions	234,643	1,147,793
Cost of shares redeemed	(19,394,093)	(9,713,202)

Net increase/(decrease) from share transactions	(8,993,182)	3,086,171

Class A
Proceeds from sales of shares	827,334	1,863,149
Issued to shareholders in reinvestment of distributions	71,328	447,283
Cost of shares redeemed	(3,339,085)	(3,303,495)

Net decrease from share transactions	(2,440,423)	(993,063)

Class C
Proceeds from sales of shares	1,965,073	3,764,335
Issued to shareholders in reinvestment of distributions	24,113	532,004
Cost of shares redeemed	(4,432,116)	(5,625,910)

Net decrease from share transactions	(2,442,930)	(1,329,571)

Net increase/(decrease) in net assets	$(20,204,327)	$18,175,276

NET ASSETS:
Beginning of year	114,604,392	96,429,116

End of year (including undistributed net investment income/(loss) of $(4,691) and $3, respectively)	$94,400,065	$114,604,392

June 30, 2010	108	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	81,590	183,522
Distributions reinvested	2,969	21,715
Redeemed	(114,014)	(389,354)

Net decrease in shares outstanding	(29,455)	(184,117)

Institutional Class
Sold	711,000	975,069
Distributions reinvested	16,709	86,848
Redeemed	(1,344,568)	(798,613)

Net increase/(decrease) in shares outstanding	(616,859)	263,304

Class A
Sold	58,148	154,578
Distributions reinvested	5,096	33,804
Redeemed	(233,911)	(273,919)

Net decrease in shares outstanding	(170,667)	(85,537)

Class C
Sold	139,542	310,667
Distributions reinvested	1,736	39,901
Redeemed	(317,137)	(460,885)

Net decrease in shares outstanding	(175,859)	(110,317)

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

See Notes to Financial Statements	109	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$662,818	$1,614,520
Net realized gain/(loss) on investments transactions and gain distributions of investment company shares	(236,754)	103,833
Change in unrealized appreciation/(depreciation) of investments	(638,611)	5,811,946

Net increase/(decrease) in net assets resulting from operations	(212,547)	7,530,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(45,542)	(134,676)
Institutional Class	(538,920)	(1,240,338)
Class A	(31,257)	(105,738)
Class C	(48,836)	(175,453)

Total distributions	(664,555)	(1,656,205)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	494,760	1,592,992
Issued to shareholders in reinvestment of distributions	45,530	134,676
Cost of shares redeemed	(769,989)	(950,242)

Net increase/(decrease) from share transactions	(229,699)	777,426

Institutional Class
Proceeds from sales of shares	12,480,082	20,974,563
Issued to shareholders in reinvestment of distributions	458,634	988,455
Cost of shares redeemed	(5,606,421)	(10,207,580)

Net increase from share transactions	7,332,295	11,755,438

Class A
Proceeds from sales of shares	234,967	937,969
Issued to shareholders in reinvestment of distributions	29,704	101,271
Cost of shares redeemed	(721,204)	(909,305)

Net increase/(decrease) from share transactions	(456,533)	129,935

Class C
Proceeds from sales of shares	811,717	1,044,655
Issued to shareholders in reinvestment of distributions	47,366	169,805
Cost of shares redeemed	(457,774)	(1,829,276)

Net increase/(decrease) from share transactions	401,309	(614,816)

Net increase in assets	$6,170,270	$17,922,077

NET ASSETS:
Beginning of year	55,084,545	37,162,468

End of year (including undistributed net investment income/(loss) of $(1,734) and $3, respectively)	$61,254,815	$55,084,545

June 30, 2010	110	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	34,066	116,175
Distributions reinvested	3,146	10,022
Redeemed	(52,980)	(71,317)

Net increase/(decrease) in shares outstanding	(15,768)	54,880

Institutional Class
Sold	860,147	1,566,268
Distributions reinvested	31,683	73,209
Redeemed	(385,144)	(775,270)

Net increase in shares outstanding	506,686	864,207

Class A
Sold	16,068	73,920
Distributions reinvested	2,053	7,590
Redeemed	(49,130)	(70,357)

Net increase/(decrease) in shares outstanding	(31,009)	11,153

Class C
Sold	56,243	78,149
Distributions reinvested	3,282	12,773
Redeemed	(31,576)	(143,869)

Net increase/(decrease) in shares outstanding	27,949	(52,947)

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

See Notes to Financial Statements	111	June 30, 2010

Statement of Changes in Net Assets

	FORWARD INCOME ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
Net investment income	$344,066	$876,446
Net realized gain/(loss) on investments transactions and gain distributions of investment company shares	(145,487)	33,243
Change in unrealized appreciation of investments	700,707	1,682,671

Net increase in net assets resulting from operations	899,286	2,592,360

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(33,048)	(77,788)
Institutional Class	(248,311)	(641,878)
Class A	(11,771)	(47,578)
Class C	(52,275)	(118,418)

Total distributions	(345,405)	(885,662)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sales of shares	429,346	1,013,512
Issued to shareholders in reinvestment of distributions	33,049	76,793
Cost of shares redeemed	(185,008)	(1,227,370)

Net increase/(decrease) from share transactions	277,387	(137,065)

Institutional Class
Proceeds from sales of shares	3,479,436	6,816,709
Issued to shareholders in reinvestment of distributions	156,860	402,966
Cost of shares redeemed	(2,949,507)	(5,019,580)

Net increase from share transactions	686,789	2,200,095

Class A
Proceeds from sales of shares	182,825	377,725
Issued to shareholders in reinvestment of distributions	10,324	36,951
Cost of shares redeemed	(176,854)	(782,786)

Net increase/(decrease) from share transactions	16,295	(368,110)

Class C
Proceeds from sales of shares	1,278,883	2,033,482
Issued to shareholders in reinvestment of distributions	42,151	105,837
Cost of shares redeemed	(481,781)	(1,025,708)

Net increase from share transactions	839,253	1,113,611

Net increase in net assets	$2,373,605	$4,515,229

NET ASSETS:
Beginning of year	20,485,272	15,970,043

End of year (including undistributed net investment income/(loss) of $(1,311) and $28, respectively)	$22,858,877	$20,485,272

June 30, 2010	112	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2010(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2009
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	30,254	73,475
Distributions reinvested	2,333	5,759
Redeemed	(13,038)	(92,816)

Net increase/(decrease) in shares outstanding	19,549	(13,582)

Institutional Class
Sold	245,389	515,179
Distributions reinvested	11,064	30,131
Redeemed	(207,972)	(372,921)

Net increase in shares outstanding	48,481	172,389

Class A
Sold	12,864	28,654
Distributions reinvested	728	2,773
Redeemed	(12,389)	(57,616)

Net increase/(decrease) in shares outstanding	1,203	(26,189)

Class C
Sold	90,543	150,660
Distributions reinvested	2,981	7,942
Redeemed	(34,109)	(77,822)

Net increase in shares outstanding	59,415	80,780

(a) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

See Notes to Financial Statements	113	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.32		$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.05		(0.08)
Net realized and unrealized gain/(loss) on investments(d)	(0.26)		0.45

Total from Investment Operations	(0.21)		0.37

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.86)
Distributions from capital gains	—		(0.19)

Total Distributions	—		(1.05)

NET DECREASE IN NET ASSET VALUE	(0.21)		(0.68)

NET ASSET VALUE, END OF PERIOD	$11.11		$11.32

TOTAL RETURN	(1.77	)%(e)	3.03%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,512		$1,124
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.86	%(f)	(0.67)%
Operating expenses	1.35	%(f)	1.38%
PORTFOLIO TURNOVER RATE	69	%(e)	79%

(a) Commenced operations on December 31, 2008.

(b) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.31		$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.04		(0.08)
Net realized and unrealized gain/(loss) on investments(d)	(0.24)		0.43

Total from Investment Operations	(0.20)		0.35

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.85)
Distributions from capital gains	—		(0.19)

Total Distributions	—		(1.04)

NET DECREASE IN NET ASSET VALUE	(0.20)		(0.69)

NET ASSET VALUE, END OF PERIOD	$11.11		$11.31

TOTAL RETURN	(1.68	)%(e)	2.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$47,757		$13,105
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.66	%(f)	(0.69)%
Operating expenses	1.23	%(f)	1.39%
PORTFOLIO TURNOVER RATE	69	%(e)	79%

(a) Commenced operations on December 31, 2008.

(b) Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	115	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Markets Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.31		$10.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.05		(0.03)
Net realized and unrealized gain/(loss) on investments(d)	(0.24)		1.54

Total from Investment Operations	(0.19)		1.51

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.86)
Distributions from capital gains	—		(0.19)

Total Distributions	—		(1.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.19)		0.46

NET ASSET VALUE, END OF PERIOD	$11.12		$11.31

TOTAL RETURN	(1.59	)%(e)	13.86	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$20,797		$23,531
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.79	%(f)	(0.38	)%(f)
Operating expenses	1.12	%(f)	1.15	%(f)
PORTFOLIO TURNOVER RATE	69	%(e)	79	%(g)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$9.53		$7.45		$10.45		$11.01		$10.73		$11.30
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.40		0.80		0.71		0.76		0.82		0.78
Net realized and unrealized gain/(loss) on investments(c)	(0.01)		2.06		(2.98)		(0.56)		0.28		(0.55)

Total from Investment Operations	0.39		2.86		(2.27)		0.20		1.10		0.23

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.38)		(0.78)		(0.73)		(0.76)		(0.82)		(0.80)

Total Distributions	(0.38)		(0.78)		(0.73)		(0.76)		(0.82)		(0.80)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		2.08		(3.00)		(0.56)		0.28		(0.57)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$9.54		$9.53		$7.45		$10.45		$11.01		$10.73

TOTAL RETURN	4.13	%(f)	39.61%		(22.54)%		1.85%		10.71%		2.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,522		$4,390		$486		$1,850		$498		$471
RATIOS TO AVERAGE NET ASSETS:
Net investment income	8.39	%(g)	8.97%		7.32%		7.02%		7.54%		7.29%
Operating expenses	1.39	%(g)	1.41	%(e)	1.45	%(e)	1.29	%(e)	0.91	%(e)	1.22	%(e)
PORTFOLIO TURNOVER RATE	119	%(f)	202%		110%		86%		88%		63%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	117	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$9.53		$7.45		$10.44		$11.01		$10.72		$11.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.42		0.83		0.77		0.80		0.80		0.82
Net realized and unrealized gain/(loss) on investments(c)	(0.01)		2.07		(2.98)		(0.57)		0.31		(0.58)

Total from Investment Operations	0.41		2.90		(2.21)		0.23		1.11		0.24

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.41)		(0.82)		(0.78)		(0.80)		(0.82)		(0.83)

Total Distributions	(0.41)		(0.82)		(0.78)		(0.80)		(0.82)		(0.83)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.00		2.08		(2.99)		(0.57)		0.29		(0.59)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$9.53		$9.53		$7.45		$10.44		$11.01		$10.72

TOTAL RETURN	4.33	%(f)	40.36%		(22.16)%		2.10%		10.82%		2.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$70,579		$76,640		$50,902		$72,604		$59,931		$50,311
RATIOS TO AVERAGE NET ASSETS:
Net investment income	8.81	%(g)	9.64%		8.16%		7.38%		7.52%		7.51%
Operating expenses	0.99	%(g)	0.99	%(e)	0.96	%(e)	0.91	%(e)	0.90	%(e)	0.93	%(e)
PORTFOLIO TURNOVER RATE	119	%(f)	202%		110%		86%		88%		63%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$7.44		$10.43		$10.99		$10.71		$11.29
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.38		0.74		0.67		0.69		0.70		0.71
Net realized and unrealized gain/(loss) on investments(c)	(0.02)		2.08		(2.98)		(0.56)		0.29		(0.57)

Total from Investment Operations	0.36		2.82		(2.31)		0.13		0.99		0.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.35)		(0.74)		(0.68)		(0.69)		(0.71)		(0.72)

Total Distributions	(0.35)		(0.74)		(0.68)		(0.69)		(0.71)		(0.72)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		2.08		(2.99)		(0.56)		0.28		(0.58)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$9.53		$9.52		$7.44		$10.43		$10.99		$10.71

TOTAL RETURN(e)	3.78	%(g)	39.12%		(22.97)%		1.17%		9.65%		1.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$781		$760		$623		$1,416		$1,804		$1,565
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.91	%(h)	8.66%		7.03%		6.37%		6.53%		6.51%
Operating expenses	1.89	%(h)	1.92	%(f)	1.96	%(f)	1.89	%(f)	1.90	%(f)	1.93	%(f)
PORTFOLIO TURNOVER RATE	119	%(g)	202%		110%		86%		88%		63%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	119	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.53		$8.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.42		0.55
Net realized and unrealized gain/(loss) on investments(d)	(0.02)		1.20

Total from Investment Operations	0.40		1.75

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.41)		(0.57)

Total Distributions	(0.41)		(0.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		1.18

NET ASSET VALUE, END OF PERIOD	$9.52		$9.53

TOTAL RETURN	4.30	%(e)	21.52	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$24,926		$25,288
RATIOS TO AVERAGE NET ASSETS:
Net investment income	8.91	%(f)	9.37	%(f)
Operating expenses	0.89	%(f)	0.90	%(f)
PORTFOLIO TURNOVER RATE	119	%(e)	202	%(g)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.87		$10.46		$23.14		$22.32		$16.85		$14.79
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.13		0.37		0.07		0.03		0.10
Net realized and unrealized gain/(loss) on investments(c)	(1.56)		3.68		(12.20)		2.66		5.46		1.96

Total from Investment Operations	(1.44)		3.81		(11.83)		2.73		5.49		2.06

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.40)		(0.01)		(0.10)		(0.02)		—
Distributions from capital gains	—		—		(0.86)		(1.81)		—		—

Total Distributions	—		(0.40)		(0.87)		(1.91)		(0.02)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.44)		3.41		(12.70)		0.82		5.47		2.06

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.02		0.00	(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$12.43		$13.87		$10.46		$23.14		$22.32		$16.85

TOTAL RETURN	(10.38	)%(f)	36.57%		(52.57)%		12.37%		32.59%		13.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,228		$1,530		$1,845		$6,523		$1,746		$1,200
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.81	%(g)	1.18%		2.05%		0.27%		0.18%		0.65%
Operating expenses	1.90	%(g)	1.92	%(e)	1.76	%(e)	1.79	%(e)	1.92	%(e)	1.68	%(e)
PORTFOLIO TURNOVER RATE	23	%(f)	71%		102%		74%		94%		128%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	121	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.27		$10.89		$23.93		$22.99		$17.35		$15.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.23		0.46		0.24		0.10		0.14
Net realized and unrealized gain/(loss) on investments(c)	(1.60)		3.80		(12.63)		2.71		5.65		2.04

Total from Investment Operations	(1.46)		4.03		(12.17)		2.95		5.75		2.18

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.65)		(0.01)		(0.20)		(0.11)		(0.04)
Distributions from capital gains	—		—		(0.86)		(1.81)		—		—

Total Distributions	—		(0.65)		(0.87)		(2.01)		(0.11)		(0.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.46)		3.38		(13.04)		0.94		5.64		2.14

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(d)	0.00	(d)	(0.00	)(d)	(0.00	)(d)

NET ASSET VALUE, END OF PERIOD	$12.81		$14.27		$10.89		$23.93		$22.99		$17.35

TOTAL RETURN	(10.23	)%(f)	37.02%		(52.29)%		12.97%		33.13%		14.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$19,346		$26,243		$94,963		$241,397		$152,545		$100,146
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.99	%(g)	2.11%		2.49%		0.96%		0.53%		0.89%
Operating expenses	1.46	%(g)	1.50	%(e)	1.25	%(e)	1.33	%(e)	1.44	%(e)	1.41	%(e)
PORTFOLIO TURNOVER RATE	23	%(f)	71%		102%		74%		94%		128%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.12		$10.41		$23.14		$22.33		$16.94		$14.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.08		0.10		0.14		(0.01)		(0.09)		(0.02)
Net realized and unrealized gain/(loss) on investments(c)	(1.57)		3.61		(12.01)		2.63		5.48		1.99

Total from Investment Operations	(1.49)		3.71		(11.87)		2.62		5.39		1.97

LESS DISTRIBUTIONS:
Distributions from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		—		(0.86)		(1.81)		—		—

Total Distributions	—		0.00		(0.86)		(1.81)		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.49)		3.71		(12.73)		0.81		5.39		1.97

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		0.00	(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$12.63		$14.12		$10.41		$23.14		$22.33		$16.94

TOTAL RETURN(e)	(10.62	)%(g)	35.77%		(52.82)%		11.85%		31.82%		13.16%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$577		$775		$1,111		$7,631		$5,095		$2,392
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	1.11	%(h)	0.87%		0.75%		(0.03)%		(0.48)%		(0.12)%
Operating expenses	2.36	%(h)	2.42	%(f)	2.27	%(f)	2.33	%(f)	2.41	%(f)	2.41	%(f)
PORTFOLIO TURNOVER RATE	23	%(g)	71%		102%		74%		94%		128%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward International Equity Fund Class C was known as the Accessor International Equity Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	123	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26		$11.01
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.15		0.10
Net realized and unrealized gain/(loss) on investments(d)	(1.60)		3.81

Total from Investment Operations	(1.45)		3.91

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.66)

Total Distributions	—		(0.66)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.45)		3.25

NET ASSET VALUE, END OF PERIOD	$12.81		$14.26

TOTAL RETURN	(10.17	)%(e)	35.54	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$37,142		$72,319
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.22	%(f)	1.10	%(f)
Operating expenses	1.35	%(f)	1.37	%(f)
PORTFOLIO TURNOVER RATE	23	%(e)	71	%(g)

(a) Commenced operations on May 5, 2009

(b) Prior to May 1, 2010, the Forward International Equity Fund Class Z was known as the Accessor International Equity Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$9.99		$10.85		$11.23		$11.63		$11.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.16		0.55		0.51		0.70		0.75		0.61
Net realized and unrealized gain/(loss) on investments(c)	0.47		0.42		(0.83)		(0.36)		(0.39)		(0.22)

Total from Investment Operations	0.63		0.97		(0.32)		0.34		0.36		0.39

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)		(0.52)		(0.54)		(0.72)		(0.76)		(0.63)
Distributions from capital gains	—		(0.04)		—		—		—		(0.04)

Total Distributions	(0.15)		(0.56)		(0.54)		(0.72)		(0.76)		(0.67)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.48		0.41		(0.86)		(0.38)		(0.40)		(0.28)

NET ASSET VALUE, END OF PERIOD	$10.88		$10.40		$9.99		$10.85		$11.23		$11.63

TOTAL RETURN	6.06	%(e)	10.12%		(2.85)%		3.15%		3.30%		3.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,582		$1,027		$1,260		$7,083		$1,646		$1,552
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.07	%(f)	5.47%		4.91%		6.45%		6.64%		5.12%
Operating expenses	1.34	%(f)	1.45	%(d)	1.33	%(d)	1.29	%(d)	1.15	%(d)	0.97	%(d)
PORTFOLIO TURNOVER RATE	79	%(e)	463%		260%		72%		103%		93%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The effect of any custody credits on this ratio is less than 0.01%.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	125	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$9.99		$10.86		$11.24		$11.64		$11.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.18		0.59		0.56		0.75		0.79		0.63
Net realized and unrealized gain/(loss) on investments(c)	0.46		0.44		(0.84)		(0.36)		(0.38)		(0.20)

Total from Investment Operations	0.64		1.03		(0.28)		0.39		0.41		0.43

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)		(0.57)		(0.59)		(0.77)		(0.81)		(0.66)
Distributions from capital gains	—		(0.04)		—		—		—		(0.04)

Total Distributions	(0.17)		(0.61)		(0.59)		(0.77)		(0.81)		(0.70)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.47		0.42		(0.87)		(0.38)		(0.40)		(0.27)

NET ASSET VALUE, END OF PERIOD	$10.88		$10.41		$9.99		$10.86		$11.24		$11.64

TOTAL RETURN	6.24	%(e)	10.69%		(2.43)%		3.64%		3.73%		3.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$17,801		$18,176		$63,900		$71,409		$36,331		$56,312
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.48	%(f)	5.90%		5.49%		6.87%		6.90%		5.36%
Operating expenses	0.94	%(f)	1.04	%(d)	0.88	%(d)	0.79	%(d)	0.73	%(d)	0.73	%(d)
PORTFOLIO TURNOVER RATE	79	%(e)	463%		260%		72%		103%		93%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The effect of any custody credits on this ratio is less than 0.01%.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$9.99		$10.86		$11.23		$11.63		$11.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.45		0.45		0.71		0.70		0.52
Net realized and unrealized gain/(loss) on investments(c)	0.45		0.48		(0.83)		(0.44)		(0.40)		(0.22)

Total from Investment Operations	0.59		0.93		(0.38)		0.27		0.30		0.30

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)		(0.47)		(0.49)		(0.64)		(0.70)		(0.54)
Distributions from capital gains	—		(0.04)		—		—		—		(0.04)

Total Distributions	(0.10)		(0.51)		(0.49)		(0.64)		(0.70)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.49		0.42		(0.87)		(0.37)		(0.40)		(0.28)

NET ASSET VALUE, END OF PERIOD	$10.90		$10.41		$9.99		$10.86		$11.23		$11.63

TOTAL RETURN(d)	5.74	%(f)	9.62%		(3.40)%		2.51%		2.76%		2.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$596		$320		$600		$856		$5,119		$846
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.57	%(g)	4.48%		4.47%		6.26%		6.08%		4.37%
Operating expenses	1.83	%(g)	1.95	%(e)	1.87	%(e)	1.72	%(e)	1.74	%(e)	1.73	%(e)
PORTFOLIO TURNOVER RATE	79	%(f)	463%		260%		72%		103%		93%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class C was known as the Accessor Investment Grade Fixed-Income Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	127	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$9.65
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.19		0.31
Net realized and unrealized gain on investments(d)	0.46		0.79

Total from Investment Operations	0.65		1.10

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)		(0.35)

Total Distributions	(0.18)		(0.35)

NET INCREASE IN NET ASSET VALUE	0.47		0.75

NET ASSET VALUE, END OF PERIOD	$10.87		$10.40

TOTAL RETURN	6.32	%(f)	11.56	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$87,617		$90,944
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.59	%(g)	4.60	%(g)
Operating expenses	0.83	%(g)	0.89	%(e)(g)
PORTFOLIO TURNOVER RATE	79	%(f)	463	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Growth Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$22.13		$17.58		$26.87		$25.49		$24.00		$22.65
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.04		0.05		0.06		(0.01)		0.02		(0.03)
Net realized and unrealized gain/(loss) on investments(c)	(1.98)		4.55		(9.19)		1.41		1.51		1.41

Total from Investment Operations	(1.94)		4.60		(9.13)		1.40		1.53		1.38

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.05)		(0.16)		(0.02)		(0.04)		(0.03)

Total Distributions	(0.04)		(0.05)		(0.16)		(0.02)		(0.04)		(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.98)		4.55		(9.29)		1.38		1.49		1.35

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$20.15		$22.13		$17.58		$26.87		$25.49		$24.00

TOTAL RETURN	(8.76	)%(f)	26.21%		(33.96)%		5.49%		6.36%		6.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,649		$736		$812		$2,037		$2,293		$2,682
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.35	%(g)	0.27%		0.26%		(0.05)%		0.06%		(0.13)%
Operating expenses	1.36	%(g)	1.48	%(e)	1.00	%(e)	1.47	%(e)	1.39	%(e)	1.54	%(e)
PORTFOLIO TURNOVER RATE	41	%(f)	106%		166%		191%		131%		98%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	129	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$22.67		$18.01		$27.48		$26.03		$24.49		$23.08
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.07		0.11		0.06		0.08		0.07		0.05
Net realized and unrealized gain/(loss) on investments(c)	(2.00)		4.68		(9.46)		1.44		1.54		1.43

Total from Investment Operations	(1.93)		4.79		(9.40)		1.52		1.61		1.48

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)		(0.13)		(0.07)		(0.07)		(0.07)		(0.07)

Total Distributions	(0.08)		(0.13)		(0.07)		(0.07)		(0.07)		(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.01)		4.66		(9.47)		1.45		1.54		1.41

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$20.66		$22.67		$18.01		$27.48		$26.03		$24.49

TOTAL RETURN	(8.56	)%(f)	26.72%		(34.24)%		5.86%		6.56%		6.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,392		$20,757		$80,617		$161,713		$178,084		$133,132
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.62	%(g)	0.62%		0.26%		0.30%		0.29%		0.21%
Operating expenses	0.93	%(g)	1.06	%(e)	1.02	%(e)	1.12	%(e)	1.20	%(e)	1.22	%(e)
PORTFOLIO TURNOVER RATE	41	%(f)	106%		166%		191%		131%		98%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$21.75		$17.32		$26.61		$25.39		$24.07		$22.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.03)		(0.03)		(0.19)		(0.18)		(0.17)		(0.18)
Net realized and unrealized gain/(loss) on investments(c)	(1.92)		4.46		(9.10)		1.40		1.49		1.42

Total from Investment Operations	(1.95)		4.43		(9.29)		1.22		1.32		1.24

LESS DISTRIBUTIONS:
Distributions from net investment income	—		—		—		—		—		—

Total Distributions	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.95)		4.43		(9.29)		1.22		1.32		1.24

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(e)	0.00	(e)

NET ASSET VALUE, END OF PERIOD	$19.80		$21.75		$17.32		$26.61		$25.39		$24.07

TOTAL RETURN(d)	(8.97	)%(g)	25.58%		(34.91)%		4.81%		5.48%		5.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$323		$415		$866		$5,470		$5,269		$4,095
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.28	)%(h)	(0.19)%		(0.81)%		(0.70)%		(0.71)%		(0.80)%
Operating expenses	1.83	%(h)	1.99	%(f)	2.00	%(f)	2.10	%(f)	2.20	%(f)	2.22	%(f)
PORTFOLIO TURNOVER RATE	41	%(g)	106%		166%		191%		131%		98%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund Class C was known as the Accessor Growth Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Less than $0.005 per share.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	131	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Growth Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$22.67		$18.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.08		0.12
Net realized and unrealized gain/(loss) on investments(d)	(2.01)		4.31

Total from Investment Operations	(1.93)		4.43

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)		(0.11)

Total Distributions	(0.09)		(0.11)

NET INCREASE/(DECREASE) IN NET ASSET VALUES	(2.02)		4.32

NET ASSET VALUE, END OF PERIOD	$20.65		$22.67

TOTAL RETURN	(8.56	)%(f)	24.23	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$71,365		$69,017
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.73	%(g)	0.91	%(g)
Operating expenses	0.83	%(g)	0.93	%(e)(g)
PORTFOLIO TURNOVER RATE	41	%(f)	106	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund Class Z was known as the Accessor Growth Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Value Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$16.33		$14.23		$23.87		$23.97		$20.88		$19.95
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.21		0.26		0.13		0.20		0.21
Net realized and unrealized gain/(loss) on investments(c)	(1.46)		2.11		(9.64)		0.55		3.10		0.93

Total from Investment Operations	(1.34)		2.32		(9.38)		0.68		3.30		1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)		(0.22)		(0.26)		(0.12)		(0.21)		(0.21)
Distributions from capital gains	—		—		—		(0.66)		—		—

Total Distributions	(0.10)		(0.22)		(0.26)		(0.78)		(0.21)		(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.44)		2.10		(9.64)		(0.10)		3.09		0.93

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(d)	—

NET ASSET VALUE, END OF PERIOD	$14.89		$16.33		$14.23		$23.87		$23.97		$20.88

TOTAL RETURN	(8.23	)%(f)	16.60%		(39.49)%		2.76%		15.88%		5.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,597		$626		$795		$2,053		$2,207		$2,448
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	1.48	%(g)	1.55%		1.32%		0.53%		0.91%		1.06%
Operating expenses including waiver	n/a		1.50	%(e)	1.50	%(e)	1.47	%(e)	1.47	%(e)	1.14	%(e)
Operating expenses excluding waiver	1.40	%(g)	1.50	%(e)	1.50	%(e)	1.47	%(e)	1.47	%(e)	1.29	%(e)
PORTFOLIO TURNOVER RATE	133	%(f)	227%		145%		158%		64%		70%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	133	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Value Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$16.31		$14.21		$23.85		$23.94		$20.86		$19.93
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.30		0.36		0.26		0.31		0.27
Net realized and unrealized gain/(loss) on investments(c)	(1.44)		2.09		(9.64)		0.55		3.09		0.93

Total from Investment Operations	(1.30)		2.39		(9.28)		0.81		3.40		1.20

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.13)		(0.29)		(0.36)		(0.24)		(0.32)		(0.27)
Distributions from capital gains	—		—		—		(0.66)		—		—

Total Distributions	(0.13)		(0.29)		(0.36)		(0.90)		(0.32)		(0.27)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.43)		2.10		(9.64)		(0.09)		3.08		0.93

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(d)	0.00	(d)	0.00	(d)	—

NET ASSET VALUE, END OF PERIOD	$14.88		$16.31		$14.21		$23.85		$23.94		$20.86

TOTAL RETURN	(8.04	)%(f)	17.13%		(39.18)%		3.32%		16.42%		6.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,537		$15,348		$78,171		$141,422		$127,895		$109,228
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	1.67	%(g)	2.30%		1.87%		1.04%		1.40%		1.36%
Operating expenses including waiver	n/a		1.07	%(e)	1.01	%(e)	0.97	%(e)	0.99	%(e)	0.85	%(e)
Operating expenses excluding waiver	0.99	%(g)	1.07	%(e)	1.01	%(e)	0.97	%(e)	0.99	%(e)	1.00	%(e)
PORTFOLIO TURNOVER RATE	133	%(f)	227%		145%		158%		64%		70%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Value Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$16.33		$14.19		$23.79		$23.92		$20.84		$19.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.18		0.15		0.01		0.09		0.07
Net realized and unrealized gain/(loss) on investments(c)	(1.44)		2.07		(9.59)		0.54		3.09		0.93

Total from Investment Operations	(1.38)		2.25		(9.44)		0.55		3.18		1.00

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)		(0.11)		(0.16)		(0.02)		(0.10)		(0.08)
Distributions from capital gains	—		—		—		(0.66)		—		—

Total Distributions	(0.05)		(0.11)		(0.16)		(0.68)		(0.10)		(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.43)		2.14		(9.60)		(0.13)		3.08		0.92

NET ASSET VALUE, END OF PERIOD	$14.90		$16.33		$14.19		$23.79		$23.92		$20.84

TOTAL RETURN(d)	(8.47	)%(f)	16.05%		(39.79)%		2.23%		15.31%		5.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$77		$107		$581		$4,162		$3,831		$3,314
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.76	%(g)	1.37%		0.75%		0.03%		0.40%		0.36%
Operating expenses including waiver	n/a		2.02	%(e)	1.99	%(e)	1.97	%(e)	1.99	%(e)	1.85	%(e)
Operating expenses excluding waiver	1.89	%(g)	2.02	%(e)	1.99	%(e)	1.97	%(e)	1.99	%(e)	2.00	%(e)
PORTFOLIO TURNOVER RATE	133	%(f)	227%		145%		158%		64%		70%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Large Cap Value Fund Class C was known as the Accessor Value Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	135	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Value Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.30		$13.28
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.15		0.17
Net realized and unrealized gain/(loss) on investments(d)	(1.44)		3.06

Total from Investment Operations	(1.29)		3.23

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.14)		(0.21)

Total Distributions	(0.14)		(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.43)		3.02

NET ASSET VALUE, END OF PERIOD	$14.87		$16.30

TOTAL RETURN	(8.00	)%(f)	24.44	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$70,626		$69,018
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	1.79	%(g)	1.70	%(g)
Operating expenses including waiver	n/a		0.96	%(e)(g)
Operating expenses excluding waiver	0.90	%(g)	0.96	%(e)(g)
PORTFOLIO TURNOVER RATE	133	%(f)	227	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Large Cap Value Fund Class Z was known as the Accessor Value Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mortgage Securities Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.90		$12.04		$12.42		$12.21		$12.38		$12.64
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.18		0.40		0.72		0.50		0.45		0.41
Net realized and unrealized gain/(loss) on investments(c)	0.51		0.82		(0.64)		0.19		(0.03)		(0.20)

Total from Investment Operations	0.69		1.22		0.08		0.69		0.42		0.21

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)		(0.36)		(0.46)		(0.48)		(0.52)		(0.45)
Distributions from capital gains	—		—		—		—		(0.07)		(0.02)

Total Distributions	(0.16)		(0.36)		(0.46)		(0.48)		(0.59)		(0.47)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		0.86		(0.38)		0.21		(0.17)		(0.26)

NET ASSET VALUE, END OF PERIOD	$13.43		$12.90		$12.04		$12.42		$12.21		$12.38

TOTAL RETURN	5.35	%(e)	10.31%		0.67%		5.76%		3.55%		1.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,284		$857		$954		$1,259		$894		$1,111
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.72	%(f)	3.22%		3.78%		4.12%		3.72%		3.25%
Operating expenses	1.49	%(f)	1.52	%(d)	1.48	%(d)	1.45	%(d)	1.56	%(d)	1.22	%(d)
PORTFOLIO TURNOVER RATE	465	%(e)	614%		654%		497%		579%		474%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The effect of any custody credits on this ratio is less than 0.01%.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	137	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mortgage Securities Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.90		$12.04		$12.42		$12.21		$12.39		$12.65
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.20		0.49		0.53		0.56		0.52		0.45
Net realized and unrealized gain/(loss) on investments(c)	0.52		0.79		(0.39)		0.19		(0.05)		(0.20)

Total from Investment Operations	0.72		1.28		0.14		0.75		0.47		0.25

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)		(0.42)		(0.52)		(0.54)		(0.58)		(0.49)
Distributions from capital gains	—		—		—		—		(0.07)		(0.02)

Total Distributions	(0.19)		(0.42)		(0.52)		(0.54)		(0.65)		(0.51)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		0.86		(0.38)		0.21		(0.18)		(0.26)

NET ASSET VALUE, END OF PERIOD	$13.43		$12.90		$12.04		$12.42		$12.21		$12.39

TOTAL RETURN	5.62	%(e)	10.80%		1.17%		6.28%		3.92%		1.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$19,371		$18,779		$65,419		$62,498		$48,202		$158,056
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.01	%(f)	3.94%		4.34%		4.54%		4.24%		3.56%
Operating expenses	1.08	%(f)	1.07	%(d)	0.98	%(d)	0.95	%(d)	1.00	%(d)	0.92	%(d)
PORTFOLIO TURNOVER RATE	465	%(e)	614%		654%		497%		579%		474%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The effect of any custody credits on this ratio is less than 0.01%.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mortgage Securities Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.93		$12.06		$12.44		$12.23		$12.40		$12.67
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.36		0.27		0.44		0.38		0.33
Net realized and unrealized gain/(loss) on investments(c)	0.51		0.81		(0.25)		0.18		(0.03)		(0.21)

Total from Investment Operations	0.65		1.17		0.02		0.62		0.35		0.12

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)		(0.30)		(0.40)		(0.41)		(0.45)		(0.37)
Distributions from capital gains	—		—		—		—		(0.07)		(0.02)

Total Distributions	(0.11)		(0.30)		(0.40)		(0.41)		(0.52)		(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		0.87		(0.38)		0.21		(0.17)		(0.27)

NET ASSET VALUE, END OF PERIOD	$13.47		$12.93		$12.06		$12.44		$12.23		$12.40

TOTAL RETURN(d)	5.06	%(f)	9.80%		0.17%		5.22%		2.94%		0.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$491		$244		$624		$857		$778		$1,522
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.21	%(g)	2.90%		3.42%		3.57%		3.13%		2.58%
Operating expenses	1.99	%(g)	2.02	%(e)	1.97	%(e)	1.92	%(e)	2.10	%(e)	1.92	%(e)
PORTFOLIO TURNOVER RATE	465	%(f)	614%		654%		497%		579%		474%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Mortgage Securities Fund Class C was known as the Accessor Mortgage Securities Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	139	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mortgage Securities Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.91		$12.28
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.20		0.28
Net realized and unrealized gain on investments(d)	0.52		0.61

Total from Investment Operations	0.72		0.89

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)		(0.26)

Total Distributions	(0.20)		(0.26)

NET INCREASE IN NET ASSET VALUE	0.52		0.63

NET ASSET VALUE, END OF PERIOD	$13.43		$12.91

TOTAL RETURN	5.61	%(f)	7.28	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$39,122		$41,526
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.11	%(g)	3.41	%(g)
Operating expenses	0.98	%(g)	1.00	%(e)(g)
PORTFOLIO TURNOVER RATE	465	%(f)	614	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Mortgage Securities Fund Class Z was known as the Accessor Mortgage Securities Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small to Mid Cap Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$23.19		$17.58		$29.76		$30.84		$27.24		$24.20
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.02		0.04		(0.11)		(0.10)		(0.08)		(0.06)
Net realized and unrealized gain/(loss) on investments(c)	(0.76)		5.63		(11.94)		(0.93)		3.68		3.10

Total from Investment Operations	(0.74)		5.67		(12.05)		(1.03)		3.60		3.04

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)		(0.06)		—		—		—		—
Distributions from capital gains	—		—		(0.13)		(0.05)		—		—

Total Distributions	(0.06)		(0.06)		(0.13)		(0.05)		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.80)		5.61		(12.18)		(1.08)		3.60		3.04

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		(0.00	)(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$22.39		$23.19		$17.58		$29.76		$30.84		$27.24

TOTAL RETURN	(3.23	)%(g)	32.32%		(40.63)%		(3.35)%		13.22%		12.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,179		$1,490		$1,744		$4,719		$4,396		$4,028
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income/(loss)(f)	0.15	%(h)	0.23%		(0.26)%		(0.27)%		(0.29)%		(0.24)%
Operating expenses(f)	1.75	%(h)	1.77	%(e)	1.84	%(e)	1.68	%(e)	1.68	%(e)	1.64	%(e)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income/(loss)(f)	0.15	%(h)	0.23%		(0.44)%		(0.33)%		(0.29)%		(0.24)%
Operating expenses(f)	1.75	%(h)	1.77	%(e)	2.02	%(e)	1.74	%(e)	1.68	%(e)	1.64	%(e)
PORTFOLIO TURNOVER RATE	25	%(g)	84%		140%		57%		37%		42%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2010, and 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	141	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small to Mid Cap Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$24.32		$18.42		$31.02		$32.06		$28.20		$24.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.13		0.03		0.05		0.05		0.03
Net realized and unrealized gain/(loss) on investments(c)	(0.79)		5.90		(12.50)		(0.97)		3.83		3.21

Total from Investment Operations	(0.73)		6.03		(12.47)		(0.92)		3.88		3.24

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)		(0.13)		—		(0.07)		(0.02)		—
Distributions from capital gains	—		—		(0.13)		(0.05)		—		—

Total Distributions	(0.10)		(0.13)		(0.13)		(0.12)		(0.02)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.83)		5.90		(12.60)		(1.04)		3.86		3.24

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$23.49		$24.32		$18.42		$31.02		$32.06		$28.20

TOTAL RETURN	(3.04	)%(g)	32.90%		(40.33)%		(2.89)%		13.75%		12.98%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$106,837		$126,090		$138,263		$291,934		$288,277		$155,235
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income(f)	0.50	%(h)	0.68%		0.28%		0.21%		0.18%		0.13%
Operating expenses(f)	1.34	%(h)	1.33	%(e)	1.34	%(e)	1.20	%(e)	1.22	%(e)	1.26	%(e)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income(f)	0.50	%(h)	0.68%		0.10%		0.15%		0.18%		0.13%
Operating expenses(f)	1.34	%(h)	1.33	%(e)	1.52	%(e)	1.26	%(e)	1.22	%(e)	1.26	%(e)
PORTFOLIO TURNOVER RATE	25	%(g)	84%		140%		57%		37%		42%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2010, and 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(g) Not Annualized.

(h) Annualized.

June 30, 2010	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small to Mid Cap Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$22.92		$17.42		$29.65		$30.88		$27.43		$24.52
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.05)		(0.05)		(0.25)		(0.27)		(0.24)		(0.21)
Net realized and unrealized gain/(loss) on investments(c)	(0.75)		5.56		(11.85)		(0.91)		3.69		3.21

Total from Investment Operations	(0.80)		5.51		(12.10)		(1.18)		3.45		2.91

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.01)		—		—		—		—
Distributions from capital gains	—		—		(0.13)		(0.05)		—		—

Total Distributions	—		(0.01)		(0.13)		(0.05)		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.80)		5.50		(12.23)		(1.23)		3.45		2.91

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—		—		0.00	(d)	0.00	(d)

NET ASSET VALUE, END OF PERIOD	$22.12		$22.92		$17.42		$29.65		$30.88		$27.43

TOTAL RETURN(e)	(3.49	)%(h)	31.66%		(40.95)%		(3.83)%		12.58%		11.87%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$403		$501		$699		$3,250		$3,272		$2,617
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment loss(g)	(0.40	)%( i)	(0.28)%		(0.79)%		(0.79)%		(0.82)%		(0.84)%
Operating expenses(g)	2.24	%( i)	2.27	%(f)	2.35	%(f)	2.20	%(f)	2.22	%(f)	2.27	%(f)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment loss(g)	(0.40	)%(i)	(0.28)%		(0.97)%		(0.85)%		(0.82)%		(0.84)%
Operating expenses(g)	2.24	%( i)	2.27	%(f)	2.53	%(f)	2.26	%(f)	2.22	%(f)	2.27	%(f)
PORTFOLIO TURNOVER RATE	25	%(h)	84%		140%		57%		37%		42%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class C was known as the Accessor Small to Mid Cap Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2010, and 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	143	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small to Mid Cap Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.31		$19.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.08		0.09
Net realized and unrealized gain/(loss) on investments(d)	(0.80)		5.00

Total from Investment Operations	(0.72)		5.09

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)		(0.09)

Total Distributions	(0.11)		(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.83)		5.00

NET ASSET VALUE, END OF PERIOD	$23.48		$24.31

TOTAL RETURN	(3.00	)%(f)	26.43	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$35,342		$41,580
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.60	%(g)	0.60	%(g)
Operating expenses	1.24	%(g)	1.24	%(e)(g)
PORTFOLIO TURNOVER RATE	25	%(f)	84	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2010	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.43		$10.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.02		0.15
Net realized and unrealized gain/(loss) on investments(d)	(0.87)		1.12

Total from Investment Operations	(0.85)		1.27

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.11)

Total Distributions	(0.04)		(0.11)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.89)		1.16

NET ASSET VALUE, END OF PERIOD	$10.54		$11.43

TOTAL RETURN	(7.40	)%(f)	12.34%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,891		$668
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.35	%(g)	1.33%
Operating expenses	1.15	%(g)	1.04	%(e)
PORTFOLIO TURNOVER RATE	20	%(f)	76%

(a) Commenced operations on December 31, 2008.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	145	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(c) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)		YEAR ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.42		$10.27		$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.03		0.10		0.16
Net realized and unrealized gain/(loss) on investments(d)	(0.88)		1.15		(1.74)

Total from Investment Operations	(0.85)		1.25		(1.58)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.10)		(0.15)

Total Distributions	(0.04)		(0.10)		(0.15)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.89)		1.15		(1.73)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.00	(e)

NET ASSET VALUE, END OF PERIOD	$10.53		$11.42		$10.27

TOTAL RETURN	(7.38	)%(g)	12.19%		(13.25)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$72,874		$76,766		$102,327
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.50	%(h)	0.95%		1.54%
Operating expenses	1.01	%(h)	1.05	%(f)	1.04	%(f)
PORTFOLIO TURNOVER RATE	20	%(g)	76%		159%

(a) Commenced operations on January 29, 2008.

(b) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(c) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Less then $0.005 per share.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

June 30, 2010	146	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.43		$9.80
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.03		0.08
Net realized and unrealized gain/(loss) on investments(d)	(0.88)		1.63

Total from Investment Operations	(0.85)		1.71

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.08)

Total Distributions	(0.04)		(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.89)		1.63

NET ASSET VALUE, END OF PERIOD	$10.54		$11.43

TOTAL RETURN	(7.33	)%(f)	17.35	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$35,366		$41,693
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.58	%(g)	1.15	%(g)
Operating expenses	0.91	%(g)	0.97	%(e)(g)
PORTFOLIO TURNOVER RATE	20	%(f)	76	%(h)

(a) Commenced operations on May 5, 2009.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund Class Z was known as the Accessor Strategic Alternatives Fund Z Class.

(c) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	147	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.02		0.04		0.04		0.02
Net realized and unrealized gain on investments(c)	—		0.00	(d)	—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.02		0.04		0.04		0.02

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)		(0.02)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)		(0.02)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.02	%(f)	0.18%		1.79%		4.20%		3.97%		2.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,182		$3,948		$10,697		$11,203		$9,286		$6,355
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.04	%(g)	0.21%		1.84%		4.09%		3.89%		2.19%
Operating expenses including waiver	0.27	%(g)	0.57	%(e)	0.99	%(e)	0.96	%(e)	0.98	%(e)	0.91	%(e)
Net investment income/(loss) excluding waiver	(0.69	)%(g)	(0.22)%		1.84%		4.09%		3.89%		2.19%
Operating expenses excluding waiver	1.00	%(g)	1.00	%(e)	0.99	%(e)	0.96	%(e)	0.98	%(e)	0.91	%(e)

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	148	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.03		0.05		0.04		0.03
Net realized and unrealized gain/(loss) on investments(c)	—		0.00	(d)	(0.01)		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.02		0.05		0.04		0.03

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.05)		(0.04)		(0.03)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.05)		(0.04)		(0.03)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.02	%(f)	0.26%		2.30%		4.72%		4.49%		2.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$248,383		$275,448		$392,599		$1,344,292		$1,433,080		$1,266,322
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.04	%(g)	0.28%		2.53%		4.60%		4.37%		2.68%
Operating expenses including waiver	0.27	%(g)	0.44	%(e)	0.49	%(e)	0.46	%(e)	0.47	%(e)	0.45	%(e)
Net investment income/(loss) excluding waiver	(0.19	)%(g)	0.22%		2.53%		4.60%		4.37%		2.68%
Operating expenses excluding waiver	0.50	%(g)	0.50	%(e)	0.49	%(e)	0.46	%(e)	0.47	%(e)	0.45	%(e)

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	149	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.02		0.04		0.04		0.03
Net realized and unrealized gain on investments(c)	—		—		—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.02		0.04		0.04		0.03

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)		(0.03)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)		(0.03)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.02	%(f)	0.20%		2.05%		4.46%		4.27%		2.54%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$965		$594		$708		$1,370		$290		$109
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.04	%(g)	0.22%		2.22%		4.28%		4.30%		2.63%
Operating expenses including waiver	0.27	%(g)	0.52	%(e)	0.74	%(e)	0.72	%(e)	0.70	% (e)	0.65	%(e)
Net investment income/(loss) excluding waiver	(0.44	)%(g)	(0.02)%		2.22%		4.28%		4.30%		2.63%
Operating expenses excluding waiver	0.75	%(g)	0.75	%(e)	0.74	%(e)	0.72	%(e)	0.70	%(e)	0.65	%(e)

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class A was known as the Accessor U.S. Government Money Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) The effect of any custody credits on this ratio is less than 0.01%.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	150	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.01		0.04		0.03		0.02
Net realized and unrealized gain on investments(c)	—		—		—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.01		0.04		0.03		0.02

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.00	)(d)	(0.00	)(d)	(0.01)		(0.04)		(0.03)		(0.02)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.01)		(0.04)		(0.03)		(0.02)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN(e)	0.02	%(g)	0.16%		1.29%		3.70%		3.45%		1.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,097		$1,252		$1,937		$1,507		$2,808		$2,014
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.04	%(h)	0.17%		1.24%		3.59%		3.42%		1.88%
Operating expenses including waiver	0.28	%(h)	0.56	%(f)	1.50	%(f)	1.46	%(f)	1.47	%(f)	1.29	%(f)
Net investment income/(loss) excluding waiver	(1.18	)%(h)	(0.77)%		1.24%		3.59%		3.42%		1.88%
Operating expenses excluding waiver	1.50	%(h)	1.50	%(f)	1.50	%(f)	1.46	%(f)	1.47	%(f)	1.29	%(f)

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class C was known as Accessor U.S. Government Money Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less then $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	151	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(c) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(b)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(e)	0.00	(e)	0.02		0.05
Net realized and unrealized gain on investments(d)	—		0.00	(e)	0.01		—

Total from Investment Operations	0.00	(e)	0.00	(e)	0.03		0.05

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.00	)(e)	(0.00	)(e)	(0.03)		(0.05)

Total Distributions	(0.00	)(e)	(0.00	) (e)	(0.03)		(0.05)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.05	%(g)	0.45%		2.55%		4.97	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$308,513		$435,856		$746,292		$67,259
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.09	%(h)	0.51%		2.31%		4.78	%(h)
Operating expenses including waiver	0.22	%(h)	0.25	%(f)	0.24	%(f)	0.21	%(f)(h)
Net investment income excluding waiver	0.06	%(h)	0.50%		2.31%		4.78	%(h)
Operating expenses excluding waiver	0.25	%(h)	0.25	%(f)	0.24	%(f)	0.21	%(f)(h)

(a) Class commenced operations on January 4, 2007.

(b) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(c) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class Z was known as the Accessor U.S. Government Money Fund Z Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Less then $0.005 per share.

(f) The effect of any custody credits on this ratio is less than 0.01%.

(g) Not Annualized.

(h) Annualized.

June 30, 2010	152	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.38		$10.93	$19.06	$18.42	$15.98	$14.76
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.01		0.19	(0.01)	0.00	(0.01)	(0.02)
Net realized and unrealized gain/(loss) on investments(c)	(1.11)		2.50	(7.64)	0.95	2.47	1.25

Total from Investment Operations	(1.10)		2.69	(7.65)	0.95	2.46	1.23

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.01)		(0.24)	(0.11)	(0.28)	(0.02)	(0.01)
Distributions from capital gains	—		—	(0.37)	(0.03)	—	—

Total Distributions	(0.01)		(0.24)	(0.48)	(0.31)	(0.02)	(0.01)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.11)		2.45	(8.13)	0.64	2.44	1.22

NET ASSET VALUE, END OF PERIOD	$12.27		$13.38	$10.93	$19.06	$18.42	$15.98

TOTAL RETURN	(8.18	)%(d)	24.67%	(40.77)%	5.15%	15.39%	8.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,872		$7,255	$6,920	$12,913	$11,518	$12,353
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	0.09	%(e)	1.61%	(0.09)%	(0.02)%	(0.05)%	(0.11)%
Operating expenses including expense paid directly by the advisor	0.70	%(e)	0.75%	0.75%	0.70%	0.69%	0.70%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.05	)%(e)	1.51%	(0.09)%	(0.02)%	(0.09)%	(0.14)%
Operating expenses excluding expense paid directly by the advisor	0.84	%(e)	0.85%	0.75%	0.70%	0.73%	0.74%
PORTFOLIO TURNOVER RATE	13	%(d)	40%	30%	10%	11%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	153	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.73		$11.20	$19.48	$18.81	$16.27	$14.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.04		0.29	0.07	0.10	0.09	0.06
Net realized and unrealized gain/(loss) on investments(c)	(1.13)		2.53	(7.82)	0.98	2.50	1.26

Total from Investment Operations	(1.09)		2.82	(7.75)	1.08	2.59	1.32

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.29)	(0.16)	(0.38)	(0.05)	(0.02)
Distributions from capital gains	—		—	(0.37)	(0.03)	—	—

Total Distributions	(0.04)		(0.29)	(0.53)	(0.41)	(0.05)	(0.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.13)		2.53	(8.28)	0.67	2.54	1.30

NET ASSET VALUE, END OF PERIOD	$12.60		$13.73	$11.20	$19.48	$18.81	$16.27

TOTAL RETURN	(7.99	)%(d)	25.26%	(40.46)%	5.71%	15.95%	8.86%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$29,504		$32,953	$25,415	$44,106	$37,716	$21,970
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.59	%(e)	2.40%	0.44%	0.49%	0.54%	0.39%
Operating expenses including expense paid directly by the advisor	0.20	%(e)	0.26%	0.25%	0.20%	0.20%	0.20%
Net investment income excluding expense paid directly by the advisor	0.45	%(e)	2.30%	0.44%	0.49%	0.48%	0.35%
Operating expenses excluding expense paid directly by the advisor	0.34	%(e)	0.36%	0.25%	0.20%	0.26%	0.24%
PORTFOLIO TURNOVER RATE	13	%(d)	40%	30%	10%	11%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2010	154	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.58		$11.09	$19.31	$18.66	$16.17	$14.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.02		0.24	0.02	0.03	0.03	0.01
Net realized and unrealized gain/(loss) on investments(c)	(1.13)		2.51	(7.75)	0.96	2.49	1.25

Total from Investment Operations	(1.11)		2.75	(7.73)	0.99	2.52	1.26

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.01)		(0.26)	(0.12)	(0.31)	(0.03)	(0.01)
Distributions from capital gains	—		—	(0.37)	(0.03)	—	—

Total Distributions	(0.01)		(0.26)	(0.49)	(0.34)	(0.03)	(0.01)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.12)		2.49	(8.22)	0.65	2.49	1.25

NET ASSET VALUE, END OF PERIOD	$12.46		$13.58	$11.09	$19.31	$18.66	$16.17

TOTAL RETURN(d)	(8.15	)%(e)	24.80%	(40.66)%	5.30%	15.56%	8.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$7,468		$9,027	$7,587	$12,864	$9,032	$5,589
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.23	%(f)	2.01%	0.11%	0.16%	0.18%	0.06%
Operating expenses including expense paid directly by the advisor	0.55	%(f)	0.61%	0.60%	0.55%	0.55%	0.55%
Net investment income excluding expense paid directly by the advisor	0.09	%(f)	1.90%	0.11%	0.16%	0.12%	0.03%
Operating expenses excluding expense paid directly by the advisor	0.69	%(f)	0.71%	0.60%	0.55%	0.61%	0.59%
PORTFOLIO TURNOVER RATE	13	%(e)	40%	30%	10%	11%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	155	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.16		$10.78	$18.86	$18.24	$15.89	$14.74
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	(0.03)		0.15	(0.08)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments(c)	(1.09)		2.44	(7.55)	0.95	2.43	1.24

Total from Investment Operations	(1.12)		2.59	(7.63)	0.86	2.35	1.15

LESS DISTRIBUTIONS:
Distributions from net investment income	—		(0.21)	(0.08)	(0.21)	—	—
Distributions from capital gains	—		—	(0.37)	(0.03)	—	—

Total Distributions	—		(0.21)	(0.45)	(0.24)	—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.12)		2.38	(8.08)	0.62	2.35	1.15

NET ASSET VALUE, END OF PERIOD	$12.04		$13.16	$10.78	$18.86	$18.24	$15.89

TOTAL RETURN(d)	(8.37	)%(e)	23.95%	(41.05)%	4.69%	14.79%	7.80%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$5,674		$7,086	$5,944	$10,144	$7,966	$5,399
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	(0.45	)%(f)	1.36%	(0.56)%	(0.49)%	(0.50)%	(0.61)%
Operating expenses including expense paid directly by the advisor	1.20	%(f)	1.26%	1.25%	1.20%	1.20%	1.20%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.59	)%(f)	1.25%	(0.56)%	(0.49)%	(0.55)%	(0.64)%
Operating expenses excluding expense paid directly by the advisor	1.34	%(f)	1.36%	1.25%	1.20%	1.25%	1.24%
PORTFOLIO TURNOVER RATE	13	%(e)	40%	30%	10%	11%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as Accessor Aggressive Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	156	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.56		$12.47	$17.28	$17.13	$15.88		$15.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.11		0.41	0.34	0.40	0.36		0.29
Net realized and unrealized gain/(loss) on investments(c)	(0.49)		2.09	(4.61)	0.29	1.25		0.49

Total from Investment Operations	(0.38)		2.50	(4.27)	0.69	1.61		0.78

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)		(0.41)	(0.40)	(0.54)	(0.36)		(0.28)
Distributions from capital gains	—		—	(0.14)	—	(0.00	)(d)	—

Total Distributions	(0.11)		(0.41)	(0.54)	(0.54)	(0.36)		(0.28)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.49)		2.09	(4.81)	0.15	1.25		0.50

NET ASSET VALUE, END OF PERIOD	$14.07		$14.56	$12.47	$17.28	$17.13		$15.88

TOTAL RETURN	(2.63	)%(e)	20.38%	(25.12)%	4.06%	10.29%		5.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,384		$13,137	$10,243	$15,219	$12,970		$12,161
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Net investment income including expense paid directly by the advisor	1.50	%(f)	3.07%	2.24%	2.29%	2.20%		1.84%
Operating expenses including expense paid directly by the advisor	0.63	%(f)	0.67%	0.70%	0.68%	0.69%		0.67%
Net investment income excluding expense paid directly by the advisor	1.39	%(f)	2.99%	2.24%	2.29%	2.18%		1.82%
Operating expenses excluding expense paid directly by the advisor	0.74	%(f)	0.75%	0.70%	0.68%	0.71%		0.69%
PORTFOLIO TURNOVER RATE	12	%(e)	28%	26%	24%	13%		3%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	157	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.57		$12.48	$17.29	$17.14	$15.89		$15.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.15		0.48	0.42	0.49	0.45		0.36
Net realized and unrealized gain/(loss) on investments(c)	(0.49)		2.09	(4.62)	0.29	1.24		0.51

Total from Investment Operations	(0.34)		2.57	(4.20)	0.78	1.69		0.87

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)		(0.48)	(0.47)	(0.63)	(0.44)		(0.36)
Distributions from capital gains	—		—	(0.14)	—	(0.00	)(d)	—

Total Distributions	(0.15)		(0.48)	(0.61)	(0.63)	(0.44)		(0.36)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.49)		2.09	(4.81)	0.15	1.25		0.51

NET ASSET VALUE, END OF PERIOD	$14.08		$14.57	$12.48	$17.29	$17.14		$15.89

TOTAL RETURN	(2.38	)%(e)	20.97%	(24.73)%	4.57%	10.81%		5.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$71,872		$76,923	$52,881	$63,372	$53,958		$35,693
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.02	%(f)	3.58%	2.79%	2.79%	2.73%		2.31%
Operating expenses including expense paid directly by the advisor	0.13	%(f)	0.17%	0.20%	0.18%	0.20%		0.20%
Net investment income excluding expense paid directly by the advisor	1.91	%(f)	3.50%	2.79%	2.79%	2.70%		2.29%
Operating expenses excluding expense paid directly by the advisor	0.24	%(f)	0.25%	0.20%	0.18%	0.23%		0.22%
PORTFOLIO TURNOVER RATE	12	%(e)	28%	26%	24%	13%		3%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	158	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.56		$12.46	$17.27	$17.13	$15.88		$15.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.42	0.36	0.45	0.39		0.30
Net realized and unrealized gain/(loss) on investments(c)	(0.50)		2.11	(4.61)	0.26	1.25		0.51

Total from Investment Operations	(0.38)		2.53	(4.25)	0.71	1.64		0.81

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.12)		(0.43)	(0.42)	(0.57)	(0.39)		(0.30)
Distributions from capital gains	—		—	(0.14)	—	(0.00	)(d)	—

Total Distributions	(0.12)		(0.43)	(0.56)	(0.57)	(0.39)		(0.30)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.50)		2.10	(4.81)	0.14	1.25		0.51

NET ASSET VALUE, END OF PERIOD	$14.06		$14.56	$12.46	$17.27	$17.13		$15.88

TOTAL RETURN(e)	(2.55	)%(f)	20.66%	(25.02)%	4.16%	10.45%		5.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$19,649		$21,999	$19,506	$29,735	$10,820		$6,450
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.66	%(g)	3.17%	2.40%	2.57%	2.41%		1.97%
Operating expenses including expense paid directly by the advisor	0.48	%(g)	0.52%	0.55%	0.54%	0.55%		0.55%
Net investment income excluding expense paid directly by the advisor	1.55	%(g)	3.09%	2.40%	2.57%	2.38%		1.95%
Operating expenses excluding expense paid directly by the advisor	0.59	%(g)	0.60%	0.55%	0.54%	0.58%		0.57%
PORTFOLIO TURNOVER RATE	12	%(f)	28%	26%	24%	13%		3%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	159	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.54		$12.45	$17.25	$17.11	$15.86		$15.36
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.07		0.35	0.26	0.31	0.28		0.20
Net realized and unrealized gain/(loss) on investments(c)	(0.49)		2.09	(4.60)	0.29	1.25		0.51

Total from Investment Operations	(0.42)		2.44	(4.34)	0.60	1.53		0.71

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)		(0.35)	(0.32)	(0.46)	(0.28)		(0.21)
Distributions from capital gains	—		—	(0.14)	—	(0.00	)(d)	—

Total Distributions	(0.08)		(0.35)	(0.46)	(0.46)	(0.28)		(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.50)		2.09	(4.80)	0.14	1.25		0.50

NET ASSET VALUE, END OF PERIOD	$14.04		$14.54	$12.45	$17.25	$17.11		$15.86

TOTAL RETURN(e)	(2.87	)%(f)	19.82%	(25.49)%	3.49%	9.75%		4.64%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,466		$15,548	$12,770	$21,040	$21,272		$16,448
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.03	%(g)	2.64%	1.72%	1.77%	1.71%		1.30%
Operating expenses including expense paid directly by the advisor	1.13	%(g)	1.17%	1.20%	1.18%	1.20%		1.20%
Net investment income excluding expense paid directly by the advisor	0.92	%(g)	2.56%	1.72%	1.77%	1.69%		1.28%
Operating expenses excluding expense paid directly by the advisor	1.24	%(g)	1.25%	1.20%	1.18%	1.22%		1.22%
PORTFOLIO TURNOVER RATE	12	%(f)	28%	26%	24%	13%		3%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	160	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.15		$11.95	$17.70	$17.47	$15.96		$15.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.35	0.27	0.33	0.27		0.24
Net realized and unrealized gain/(loss) on investments(c)	(0.58)		2.23	(5.41)	0.40	1.53		0.66

Total from Investment Operations	(0.49)		2.58	(5.14)	0.73	1.80		0.90

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)		(0.38)	(0.35)	(0.50)	(0.29)		(0.24)
Distributions from capital gains	—		—	(0.26)	—	(0.00	)(d)	(0.01)

Total Distributions	(0.09)		(0.38)	(0.61)	(0.50)	(0.29)		(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.58)		2.20	(5.75)	0.23	1.51		0.65

NET ASSET VALUE, END OF PERIOD	$13.57		$14.15	$11.95	$17.70	$17.47		$15.96

TOTAL RETURN	(3.49	)%(e)	21.84%	(29.56)%	4.16%	11.40%		5.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,533		$12,083	$11,049	$16,134	$11,166		$7,546
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.23	%(f)	2.80%	1.81%	1.83%	1.80%		1.57%
Operating expenses including expense paid directly by the advisor	0.63	%(f)	0.68%	0.70%	0.68%	0.67%		0.63%
Net investment income excluding expense paid directly by the advisor	1.10	%(f)	2.70%	1.81%	1.83%	1.78%		1.57%
Operating expenses excluding expense paid directly by the advisor	0.76	%(f)	0.78%	0.70%	0.68%	0.69%		0.63%
PORTFOLIO TURNOVER RATE	6	%(e)	28%	35%	18%	14%		2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	161	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.17		$11.97	$17.72	$17.49	$15.97		$15.32
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.44	0.35	0.42	0.38		0.31
Net realized and unrealized gain/(loss) on investments(c)	(0.58)		2.20	(5.41)	0.39	1.51		0.65

Total from Investment Operations	(0.46)		2.64	(5.06)	0.81	1.89		0.96

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.12)		(0.44)	(0.43)	(0.58)	(0.37)		(0.30)
Distributions from capital gains	—		—	(0.26)	—	(0.00	)(d)	(0.01)

Total Distributions	(0.12)		(0.44)	(0.69)	(0.58)	(0.37)		(0.31)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.58)		2.20	(5.75)	0.23	1.52		0.65

NET ASSET VALUE, END OF PERIOD	$13.59		$14.17	$11.97	$17.72	$17.49		$15.97

TOTAL RETURN	(3.25	)%(e)	22.39%	(29.16)%	4.66%	11.96%		6.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$46,538		$51,974	$40,382	$67,402	$54,430		$45,890
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.72	%(f)	3.43%	2.28%	2.31%	2.25%		2.03%
Operating expenses including expense paid directly by the advisor	0.13	%(f)	0.18%	0.20%	0.18%	0.20%		0.20%
Net investment income excluding expense paid directly by the advisor	1.59	%(f)	3.33%	2.28%	2.31%	2.23%		2.03%
Operating expenses excluding expense paid directly by the advisor	0.26	%(f)	0.29%	0.20%	0.18%	0.22%		0.20%
PORTFOLIO TURNOVER RATE	6	%(e)	28%	35%	18%	14%		2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	162	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.13		$11.93	$17.67	$17.44	$15.93		$15.29
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.10		0.37	0.30	0.36	0.34		0.26
Net realized and unrealized gain/(loss) on investments(c)	(0.58)		2.23	(5.41)	0.39	1.48		0.65

Total from Investment Operations	(0.48)		2.60	(5.11)	0.75	1.82		0.91

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)		(0.40)	(0.37)	(0.52)	(0.31)		(0.26)
Distributions from capital gains	—		—	(0.26)	—	(0.00	)(d)	(0.01)

Total Distributions	(0.10)		(0.40)	(0.63)	(0.52)	(0.31)		(0.27)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.58)		2.20	(5.74)	0.23	1.51		0.64

NET ASSET VALUE, END OF PERIOD	$13.55		$14.13	$11.93	$17.67	$17.44		$15.93

TOTAL RETURN(e)	(3.43	)%(f)	22.04%	(29.44)%	4.32%	11.56%		5.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$17,471		$19,428	$20,190	$30,036	$20,836		$20,121
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.37	%(g)	2.95%	1.96%	1.98%	1.93%		1.70%
Operating expenses including expense paid directly by the advisor	0.48	%(g)	0.53%	0.55%	0.53%	0.55%		0.55%
Net investment income excluding expense paid directly by the advisor	1.24	%(g)	2.85%	1.96%	1.98%	1.92%		1.70%
Operating expenses excluding expense paid directly by the advisor	0.61	%(g)	0.63%	0.55%	0.53%	0.56%		0.55%
PORTFOLIO TURNOVER RATE	6	%(f)	28%	35%	18%	14%		2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	163	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.11		$11.91	$17.64	$17.42	$15.91		$15.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.05		0.29	0.20	0.23	0.22		0.16
Net realized and unrealized gain/(loss) on investments(c)	(0.59)		2.22	(5.40)	0.40	1.50		0.65

Total from Investment Operations	(0.54)		2.51	(5.20)	0.63	1.72		0.81

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)		(0.31)	(0.27)	(0.41)	(0.21)		(0.16)
Distributions from capital gains	—		—	(0.26)	—	(0.00	)(d)	(0.01)

Total Distributions	(0.05)		(0.31)	(0.53)	(0.41)	(0.21)		(0.17)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.59)		2.20	(5.73)	0.22	1.51		0.64

NET ASSET VALUE, END OF PERIOD	$13.52		$14.11	$11.91	$17.64	$17.42		$15.91

TOTAL RETURN(e)	(3.75	)%(f)	21.20%	(29.86)%	3.60%	10.88%		5.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$30,035		$33,843	$31,953	$55,880	$48,233		$37,020
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.72	%(g)	2.32%	1.29%	1.30%	1.26%		1.03%
Operating expenses including expense paid directly by the advisor	1.13	%(g)	1.18%	1.20%	1.18%	1.20%		1.20%
Net investment income excluding expense paid directly by the advisor	0.59	%(g)	2.22%	1.29%	1.30%	1.24%		1.03%
Operating expenses excluding expense paid directly by the advisor	1.26	%(g)	1.28%	1.20%	1.18%	1.22%		1.20%
PORTFOLIO TURNOVER RATE	6	%(f)	28%	35%	18%	14%		2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than ($0.005) per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2010	164	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99		$11.61	$18.66	$18.19	$16.12	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.05		0.28	0.13	0.14	0.15	0.13
Net realized and unrealized gain/(loss) on investments(c)	(0.88)		2.41	(6.61)	0.72	2.06	0.94

Total from Investment Operations	(0.83)		2.69	(6.48)	0.86	2.21	1.07

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)		(0.31)	(0.23)	(0.38)	(0.14)	(0.12)
Distributions from capital gains	—		—	(0.34)	(0.01)	—	—

Total Distributions	(0.05)		(0.31)	(0.57)	(0.39)	(0.14)	(0.12)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.88)		2.38	(7.05)	0.47	2.07	0.95

NET ASSET VALUE, END OF PERIOD	$13.11		$13.99	$11.61	$18.66	$18.19	$16.12

TOTAL RETURN	(5.90	)%(d)	23.35%	(35.30)%	4.70%	13.77%	7.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,432		$12,610	$12,597	$18,724	$15,282	$14,422
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.66	%(e)	2.26%	0.86%	0.76%	0.82%	0.82%
Operating expenses including expense paid directly by the advisor	0.65	%(e)	0.68%	0.70%	0.68%	0.68%	0.67%
Net investment income excluding expense paid directly by the advisor	0.53	%(e)	2.16%	0.86%	0.76%	0.83%	0.82%
Operating expenses excluding expense paid directly by the advisor	0.78	%(e)	0.78%	0.70%	0.68%	0.69%	0.67%
PORTFOLIO TURNOVER RATE	7	%(d)	32%	31%	7%	19%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	165	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.00		$11.61	$18.68	$18.21	$16.14	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.08		0.36	0.21	0.24	0.23	0.20
Net realized and unrealized gain/(loss) on investments(c)	(0.88)		2.40	(6.64)	0.71	2.06	0.96

Total from Investment Operations	(0.80)		2.76	(6.43)	0.95	2.29	1.16

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)		(0.37)	(0.30)	(0.47)	(0.22)	(0.19)
Distributions from capital gains	—		—	(0.34)	(0.01)	—	—

Total Distributions	(0.08)		(0.37)	(0.64)	(0.48)	(0.22)	(0.19)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.88)		2.39	(7.07)	0.47	2.07	0.97

NET ASSET VALUE, END OF PERIOD	$13.12		$14.00	$11.61	$18.68	$18.21	$16.14

TOTAL RETURN	(5.73	)%(d)	24.04%	(35.05)%	5.19%	14.30%	7.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$39,661		$50,952	$39,210	$64,364	$51,586	$39,186
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.13	%(e)	2.95%	1.35%	1.24%	1.35%	1.30%
Operating expenses including expense paid directly by the advisor	0.14	%(e)	0.18%	0.20%	0.18%	0.20%	0.20%
Net investment income excluding expense paid directly by the advisor	0.99	%(e)	2.85%	1.35%	1.24%	1.33%	1.30%
Operating expenses excluding expense paid directly by the advisor	0.28	%(e)	0.28%	0.20%	0.18%	0.22%	0.20%
PORTFOLIO TURNOVER RATE	7	%(d)	32%	31%	7%	19%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2010	166	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99		$11.61	$18.67	$18.19	$16.13	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.31	0.15	0.18	0.16	0.15
Net realized and unrealized gain/(loss) on investments(c)	(0.88)		2.40	(6.62)	0.72	2.06	0.95

Total from Investment Operations	(0.82)		2.71	(6.47)	0.90	2.22	1.10

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)		(0.33)	(0.25)	(0.41)	(0.16)	(0.14)
Distributions from capital gains	—		—	(0.34)	(0.01)	—	—

Total Distributions	(0.06)		(0.33)	(0.59)	(0.42)	(0.16)	(0.14)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.88)		2.38	(7.06)	0.48	2.06	0.96

NET ASSET VALUE, END OF PERIOD	$13.11		$13.99	$11.61	$18.67	$18.19	$16.13

TOTAL RETURN(d)	(5.83	)%(e)	23.53%	(35.25)%	4.91%	13.85%	7.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,758		$20,268	$17,808	$29,580	$21,064	$20,159
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.79	%(f)	2.52%	0.99%	0.92%	0.97%	0.96%
Operating expenses including expense paid directly by the advisor	0.49	%(f)	0.53%	0.55%	0.53%	0.55%	0.55%
Net investment income excluding expense paid directly by the advisor	0.65	%(f)	2.42%	0.99%	0.92%	0.99%	0.96%
Operating expenses excluding expense paid directly by the advisor	0.63	%(f)	0.63%	0.55%	0.53%	0.57%	0.55%
PORTFOLIO TURNOVER RATE	7	%(e)	32%	31%	7%	19%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	167	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.92		$11.55	$18.57	$18.12	$16.07	$15.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.01		0.23	0.05	0.05	0.06	0.05
Net realized and unrealized gain/(loss) on investments(c)	(0.88)		2.39	(6.58)	0.71	2.05	0.95

Total from Investment Operations	(0.87)		2.62	(6.53)	0.76	2.11	1.00

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.01)		(0.25)	(0.15)	(0.30)	(0.06)	(0.05)
Distributions from capital gains	—		—	(0.34)	(0.01)	—	—

Total Distributions	(0.01)		(0.25)	(0.49)	(0.31)	(0.06)	(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.88)		2.37	(7.02)	0.45	2.05	0.95

NET ASSET VALUE, END OF PERIOD	$13.04		$13.92	$11.55	$18.57	$18.12	$16.07

TOTAL RETURN(d)	(6.17	)%(e)	22.79%	(35.66)%	4.18%	13.15%	6.64%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,550		$30,775	$26,814	$45,687	$38,013	$26,399
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.14	%(f)	1.88%	0.34%	0.25%	0.36%	0.31%
Operating expenses including expense paid directly by the advisor	1.14	%(f)	1.18%	1.20%	1.18%	1.20%	1.19%
Net investment income excluding expense paid directly by the advisor	0.00	%(f)(g)	1.78%	0.34%	0.25%	0.34%	0.31%
Operating expenses excluding expense paid directly by the advisor	1.28	%(f)	1.28%	1.20%	1.18%	1.22%	1.19%
PORTFOLIO TURNOVER RATE	7	%(e)	32%	31%	7%	19%	2%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

(g) Less than 0.01%.

June 30, 2010	168	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$12.60	$16.21	$16.26	$15.57	$15.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.45	0.44	0.53	0.49	0.37
Net realized and unrealized gain/(loss) on investments(c)	(0.19)		1.80	(3.47)	0.04	0.69	0.22

Total from Investment Operations	(0.05)		2.25	(3.03)	0.57	1.18	0.59

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.14)		(0.46)	(0.49)	(0.61)	(0.48)	(0.38)
Distributions from capital gains	—		—	(0.09)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.14)		(0.46)	(0.58)	(0.62)	(0.49)	(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.19)		1.79	(3.61)	(0.05)	0.69	0.20

NET ASSET VALUE, END OF PERIOD	$14.20		$14.39	$12.60	$16.21	$16.26	$15.57

TOTAL RETURN	(0.35	)%(d)	18.08%	(18.97)%	3.51%	7.76%	3.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,436		$4,725	$3,445	$4,955	$5,263	$2,740
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.95	%(e)	3.40%	3.00%	3.19%	3.10%	2.39%
Operating expenses including expense paid directly by the advisor	0.68	%(e)	0.75%	0.78%	0.74%	0.69%	0.64%
Net investment income excluding expense paid directly by the advisor	1.84	%(e)	3.32%	3.00%	3.19%	3.01%	2.31%
Operating expenses excluding expense paid directly by the advisor	0.79	%(e)	0.83%	0.78%	0.74%	0.78%	0.72%
PORTFOLIO TURNOVER RATE	12	%(d)	25%	20%	49%	19%	11%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	169	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.41		$12.61	$16.22	$16.27	$15.57	$15.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.18		0.52	0.52	0.62	0.56	0.45
Net realized and unrealized gain/(loss) on investments(c)	(0.20)		1.80	(3.47)	0.03	0.71	0.20

Total from Investment Operations	(0.02)		2.32	(2.95)	0.65	1.27	0.65

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)		(0.52)	(0.57)	(0.69)	(0.56)	(0.45)
Distributions from capital gains	—		—	(0.09)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.18)		(0.52)	(0.66)	(0.70)	(0.57)	(0.46)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.20)		1.80	(3.61)	(0.05)	0.70	0.19

NET ASSET VALUE, END OF PERIOD	$14.21		$14.41	$12.61	$16.22	$16.27	$15.57

TOTAL RETURN	(0.18	)%(d)	18.83%	(18.61)%	4.03%	8.33%	4.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$47,490		$40,855	$24,869	$24,914	$15,923	$14,277
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.47	%(e)	3.90%	3.63%	3.78%	3.52%	2.95%
Operating expenses including expense paid directly by the advisor	0.18	%(e)	0.25%	0.29%	0.24%	0.20%	0.20%
Net investment income excluding expense paid directly by the advisor	2.36	%(e)	3.82%	3.63%	3.78%	3.44%	2.87%
Operating expenses excluding expense paid directly by the advisor	0.29	%(e)	0.33%	0.29%	0.24%	0.28%	0.28%
PORTFOLIO TURNOVER RATE	12	%(d)	25%	20%	49%	19%	11%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2010	170	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$12.60	$16.20	$16.25	$15.56	$15.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.15		0.46	0.48	0.57	0.52	0.40
Net realized and unrealized gain/(loss) on investments(c)	(0.20)		1.81	(3.48)	0.02	0.68	0.20

Total from Investment Operations	(0.05)		2.27	(3.00)	0.59	1.20	0.60

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)		(0.48)	(0.51)	(0.63)	(0.50)	(0.40)
Distributions from capital gains	—		—	(0.09)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.15)		(0.48)	(0.60)	(0.64)	(0.51)	(0.41)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.20)		1.79	(3.60)	(0.05)	0.69	0.19

NET ASSET VALUE, END OF PERIOD	$14.19		$14.39	$12.60	$16.20	$16.25	$15.56

TOTAL RETURN(d)	(0.35	)%(e)	18.35%	(18.86)%	3.61%	7.96%	3.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,635		$3,118	$2,590	$3,233	$1,787	$3,437
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.09	%(f)	3.48%	3.28%	3.42%	3.18%	2.62%
Operating expenses including expense paid directly by the advisor	0.53	%(f)	0.61%	0.63%	0.59%	0.55%	0.55%
Net investment income excluding expense paid directly by the advisor	1.98	%(f)	3.41%	3.28%	3.42%	3.14%	2.54%
Operating expenses excluding expense paid directly by the advisor	0.64	%(f)	0.68%	0.63%	0.59%	0.59%	0.63%
PORTFOLIO TURNOVER RATE	12	%(e)	25%	20%	49%	19%	11%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	171	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.35		$12.57	$16.16	$16.21	$15.52	$15.33
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.10		0.37	0.38	0.44	0.40	0.30
Net realized and unrealized gain/(loss) on investments(c)	(0.19)		1.80	(3.46)	0.05	0.70	0.20

Total from Investment Operations	(0.09)		2.17	(3.08)	0.49	1.10	0.50

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)		(0.39)	(0.42)	(0.53)	(0.40)	(0.30)
Distributions from capital gains	—		—	(0.09)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.11)		(0.39)	(0.51)	(0.54)	(0.41)	(0.31)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.20)		1.78	(3.59)	(0.05)	0.69	0.19

NET ASSET VALUE, END OF PERIOD	$14.15		$14.35	$12.57	$16.16	$16.21	$15.52

TOTAL RETURN(d)	(0.66	)%(e)	17.54%	(19.38)%	3.02%	7.22%	3.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,694		$6,387	$6,258	$10,464	$10,376	$8,856
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.45	%(f)	2.82%	2.60%	2.70%	2.51%	1.94%
Operating expenses including expense paid directly by the advisor	1.18	%(f)	1.26%	1.28%	1.24%	1.20%	1.20%
Net investment income excluding expense paid directly by the advisor	1.34	%(f)	2.75%	2.60%	2.70%	2.44%	1.86%
Operating expenses excluding expense paid directly by the advisor	1.29	%(f)	1.33%	1.28%	1.24%	1.27%	1.28%
PORTFOLIO TURNOVER RATE	12	%(e)	25%	20%	49%	19%	11%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	172	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99		$12.76	$14.43	$14.83	$14.93	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.21		0.60	0.63	0.77	0.65	0.52
Net realized and unrealized gain/(loss) on investments(c)	0.35		1.23	(1.66)	(0.40)	(0.10)	(0.23)

Total from Investment Operations	0.56		1.83	(1.03)	0.37	0.55	0.29

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)		(0.60)	(0.64)	(0.77)	(0.65)	(0.52)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total Distributions	(0.20)		(0.60)	(0.64)	(0.77)	(0.65)	(0.53)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36		1.23	(1.67)	(0.40)	(0.10)	(0.24)

NET ASSET VALUE, END OF PERIOD	$14.35		$13.99	$12.76	$14.43	$14.83	$14.93

TOTAL RETURN	4.06	%(d)	14.58%	(7.20)%	2.58%	3.81%	1.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,373		$2,040	$2,035	$3,067	$3,037	$3,399
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.93	%(e)	4.45%	4.62%	5.24%	4.37%	3.48%
Operating expenses including expense paid directly by the advisor	0.84	%(e)	0.97%	0.95%	0.79%	0.69%	0.66%
Net investment income excluding expense paid directly by the advisor	2.82	%(e)	4.37%	4.62%	5.24%	4.23%	3.32%
Operating expenses excluding expense paid directly by the advisor	0.95	%(e)	1.05%	0.95%	0.79%	0.83%	0.82%
PORTFOLIO TURNOVER RATE	15	%(d)	27%	46%	61%	14%	20%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	173	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$14.00		$12.77	$14.45	$14.84	$14.94	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.24		0.66	0.69	0.84	0.73	0.60
Net realized and unrealized gain/(loss) on investments(c)	0.36		1.24	(1.66)	(0.38)	(0.10)	(0.23)

Total from Investment Operations	0.60		1.90	(0.97)	0.46	0.63	0.37

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.24)		(0.67)	(0.71)	(0.85)	(0.73)	(0.59)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total Distributions	(0.24)		(0.67)	(0.71)	(0.85)	(0.73)	(0.60)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36		1.23	(1.68)	(0.39)	(0.10)	(0.23)

NET ASSET VALUE, END OF PERIOD	$14.36		$14.00	$12.77	$14.45	$14.84	$14.94

TOTAL RETURN	4.31	%(d)	15.14%	(6.79)%	3.16%	4.32%	2.38%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$14,936		$13,880	$10,464	$11,696	$10,400	$8,415
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	3.40	%(e)	4.91%	5.09%	5.75%	4.91%	3.94%
Operating expenses including expense paid directly by the advisor	0.34	%(e)	0.46%	0.46%	0.29%	0.20%	0.20%
Net investment income excluding expense paid directly by the advisor	3.29	%(e)	4.83%	5.09%	5.75%	4.76%	3.79%
Operating expenses excluding expense paid directly by the advisor	0.45	%(e)	0.55%	0.46%	0.29%	0.35%	0.36%
PORTFOLIO TURNOVER RATE	15	%(d)	27%	46%	61%	14%	20%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2010	174	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99		$12.77	$14.44	$14.84	$14.92	$15.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.22		0.63	0.69	0.80	0.73	0.56
Net realized and unrealized gain/(loss) on investments(c)	0.37		1.22	(1.68)	(0.39)	(0.12)	(0.25)

Total from Investment Operations	0.59		1.85	(0.99)	0.41	0.61	0.31

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.22)		(0.63)	(0.68)	(0.81)	(0.69)	(0.55)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total Distributions	(0.22)		(0.63)	(0.68)	(0.81)	(0.69)	(0.56)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.37		1.22	(1.67)	(0.40)	(0.08)	(0.25)

NET ASSET VALUE, END OF PERIOD	$14.36		$13.99	$12.77	$14.44	$14.84	$14.92

TOTAL RETURN(d)	4.26	%(e)	14.86%	(7.03)%	2.88%	4.13%	2.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$762		$726	$997	$689	$617	$720
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	3.19	%(f)	4.69%	5.03%	5.45%	4.71%	3.73%
Operating expenses including expense paid directly by the advisor	0.59	%(f)	0.71%	0.71%	0.57%	0.45%	0.45%
Net investment income excluding expense paid directly by the advisor	3.08	%(f)	4.62%	5.03%	5.45%	4.62%	3.57%
Operating expenses excluding expense paid directly by the advisor	0.70	%(f)	0.79%	0.71%	0.57%	0.54%	0.61%
PORTFOLIO TURNOVER RATE	15	%(e)	27%	46%	61%	14%	20%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	175	June 30, 2010

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$13.96		$12.74	$14.41	$14.81	$14.91	$15.15
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.17		0.54	0.57	0.69	0.60	0.44
Net realized and unrealized gain/(loss) on investments(c)	0.36		1.21	(1.67)	(0.39)	(0.12)	(0.23)

Total from Investment Operations	0.53		1.75	(1.10)	0.30	0.48	0.21

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)		(0.53)	(0.57)	(0.70)	(0.58)	(0.44)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total Distributions	(0.17)		(0.53)	(0.57)	(0.70)	(0.58)	(0.45)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36		1.22	(1.67)	(0.40)	(0.10)	(0.24)

NET ASSET VALUE, END OF PERIOD	$14.32		$13.96	$12.74	$14.41	$14.81	$14.91

TOTAL RETURN(d)	3.83	%(e)	13.97%	(7.68)%	2.07%	3.31%	1.38%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,788		$3,839	$2,474	$2,872	$3,033	$1,546
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.45	%(f)	3.99%	4.18%	4.74%	3.99%	2.95%
Operating expenses including expense paid directly by the advisor	1.34	%(f)	1.47%	1.46%	1.29%	1.20%	1.20%
Net investment income excluding expense paid directly by the advisor	2.34	%(f)	3.91%	4.18%	4.74%	3.79%	2.79%
Operating expenses excluding expense paid directly by the advisor	1.45	%(f)	1.55%	1.46%	1.29%	1.40%	1.36%
PORTFOLIO TURNOVER RATE	15	%(e)	27%	46%	61%	14%	20%

(a) The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as Accessor Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sale charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2010	176	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2010, the Trust has 33 registered funds. This semi-annual report describes 16 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Frontier Markets Fund (“Frontier Markets Fund”) (prior to May 1, 2010, known as the Accessor Frontier Markets Fund), the Forward High Yield Bond Fund (“High Yield Bond Fund”) (prior to May 1, 2010, known as the Accessor High Yield Bond Fund), the Forward International Equity Fund (“International Equity Fund”) (prior to May 1, 2010, known as the Accessor International Equity Fund), the Forward Investment Grade Fixed-Income Fund (“Investment Grade Fixed-Income Fund”) (prior to May 1, 2010, known as the Accessor Investment Grade Fixed-Income Fund), the Forward Large Cap Growth Fund (“Large Cap Growth Fund”) (prior to May 1, 2010, known as the Accessor Growth Fund), the Forward Large Cap Value Fund (“Large Cap Value Fund”) (prior to May 1, 2010, known as the Accessor Value Fund), the Forward Mortgage Securities Fund (“Mortgage Securities Fund”) (prior to May 1, 2010, known as the Accessor Mortgage Securities Fund), the Forward Small to Mid Cap Fund (“Small to Mid Cap Fund”) (prior to May 1, 2010, known as the Accessor Small to Mid Cap Fund), the Forward Strategic Alternatives Fund (“Strategic Alternatives Fund”) (prior to May 1, 2010, known as the Accessor Strategic Alternatives Fund), the Forward U.S. Government Money Fund (the “U.S. Government Money Fund”) (prior to May 1, 2010, known as the Accessor U.S. Government Money Fund) (collectively, the “Underlying Funds), and the Forward Aggressive Growth Allocation Fund (“Aggressive Growth Allocation Fund”) (prior to May 1, 2010, known as the Accessor Aggressive Growth Allocation Fund), the Forward Balanced Allocation Fund (“Balanced Allocation Fund”) (prior to May 1, 2010, known as the Accessor Balanced Allocation Fund), the Forward Growth & Income Allocation Fund (“Growth & Income Allocation Fund”) (prior to May 1, 2010, known as the Accessor Growth & Income Allocation Fund), the Forward Growth Allocation Fund (“Growth Allocation Fund”) (prior to May 1, 2010, known as the Accessor Growth Allocation Fund), the Forward Income & Growth Allocation Fund (“Income & Growth Allocation Fund”) (prior to May 1, 2010, known as the Accessor Income & Growth Allocation Fund) and the Forward Income Allocation Fund (“Income Allocation Fund”) (prior to May 1, 2010, known as the Accessor Income Allocation Fund) (collectively, the “Allocation Funds”).

The Frontier Markets Fund seeks capital growth. The High Yield Bond Fund seeks high current income. The International Equity Fund seeks capital growth. The Investment Grade Fixed-Income Fund seeks generation of current income. The Large Cap Growth Fund seeks capital growth. The Large Cap Value Fund seeks capital growth. The Mortgage Securities Fund seeks generation of current income. The Small to Mid Cap Fund seeks capital growth. The Strategic Alternatives Fund seeks to provide long-term capital appreciation and income. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity. The Aggressive Growth Allocation Fund is a “fund of funds” and seeks high potential capital appreciation. The Balanced Allocation Fund is a “fund of funds” and seeks moderate current income and some potential capital appreciation. The Growth & Income Allocation Fund is a “fund of funds” and seeks moderate potential capital appreciation. The Growth Allocation Fund is a “fund of funds” and

177	June 30, 2010

Notes to Financial Statements (Unaudited)

seeks high potential capital appreciation. The Income & Growth Allocation Fund is a “fund of funds” and seeks high current income and some potential capital appreciation. The Income Allocation Fund is a “fund of funds” and seeks high current income and some stability of principal.

The Frontier Markets Fund and the Strategic Alternatives Fund offer Investor Class, Institutional Class and Class Z shares. The U.S. Government Money Fund offers Investor Class, Institutional Class, Class A, Class C and Class Z shares. The High Yield Bond Fund, the International Equity Fund, the Investment Grade Fixed-Income Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mortgage Securities Fund and the Small to Mid Cap Fund offer Investor Class, Institutional Class, Class C and Class Z shares. The Allocation Funds offer Investor Class, Institutional Class, Class A and Class C shares. Prior to May 1, 2010, the Class A, Class C and Class Z shares, respectively, were known as A Class, C Class and Z Class, respectively.

Effective November 20, 2009, the Class A Shares were exchanged for Institutional Class Shares for the following funds: Large Cap Growth Fund, Large Cap Value Fund, Small to Mid Cap Fund, International Equity Fund and High Yield Bond Fund. Each class of shares of each Forward Fund has identical rights and privileges as the other classes of shares of such Forward Fund, except that (i) each class of shares bears class specific expenses allocated to it; (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes; and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

On June 10, 2010, the Board of Trustees of the Trust, including all of the Independent Trustees, approved on behalf of the International Equity Fund, Investment Grade Fixed-Income Fund, Large Cap Growth Fund and Large Cap Value Fund, the automatic conversion of all outstanding Class C shares of each Fund into Investor Class shares of the same Fund. The conversion occurred on August 9, 2010.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares of all Funds, except the U.S. Government Money Fund and the Income Allocation Fund, are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. The U.S. Government Money Fund is not subject to a sales charge. The Income Allocation Fund is subject to an initial sales charge of up to 3.75% imposed at the time of purchase. Class A Shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months of purchase, in accordance with the Fund’s prospectus. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

June 30, 2010	178

Notes to Financial Statements (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the

179	June 30, 2010

Notes to Financial Statements (Unaudited)

close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Funds’ value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S.

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dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2010, the Funds held no securities sold short.

Structured Notes: The Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid

181	June 30, 2010

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secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Commitments: The Funds (other than the Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

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Dollar Rolls: The Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate

183	June 30, 2010

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of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: The Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate Sub-Advisor has determined to be creditworthy. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2010, the U.S. Government Money Fund held a repurchase agreement and has disclosed the details in the Portfolio of Investments. There were no other Funds with a repurchase agreement.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Short Term Investment Trust Liquid Assets Portfolio Institutional Class. This collateral must be valued daily and should the market value of

June 30, 2010	184

Notes to Financial Statements (Unaudited)

the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2010, the Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Frontier Markets Fund
Common Stocks(a)	$7,315,758	—	—	$7,315,758
Exchange-Traded Products	23,873,994	—	—	23,873,994
U.S. Treasury Bonds & Notes	—	$4,908,460	—	4,908,460
Warrants	—	7,486,856	—	7,486,856
Short-Term Bank Debt Instruments	27,431,130	—	—	27,431,130

Total Investments	$58,620,882	$12,395,316	—	$71,016,198

185	June 30, 2010

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

High Yield Bond Fund
Corporate Bonds(a)	—	$95,511,437	—	$95,511,437
Short-Term Bank Debt Instruments	$1,883,168	—	—	1,883,168

Total Investments	$1,883,168	$95,511,437	—	$97,394,605

International Equity Fund
Common Stocks
Australia	—	$3,051,932	—	$3,051,932
Austria	—	163,126	—	163,126
Belgium	—	109,931	—	109,931
Brazil	$2,440,448	—	—	2,440,448
Chile	299,639	—	—	299,639
China	—	2,548,622	—	2,548,622
Czech Republic	—	107,168	—	107,168
Denmark	—	1,419,613	—	1,419,613
Egypt	—	77,710	—	77,710
France	—	3,053,448	—	3,053,448
Germany	—	4,039,158	—	4,039,158
Greece	—	96,067	—	96,067
Hong Kong	—	1,081,013	—	1,081,013
India	872,201	209,594	—	1,081,795
Indonesia	—	532,077	—	532,077
Italy	—	788,665	—	788,665
Japan	775,443	9,467,030	—	10,242,473
Malaysia	—	482,354	—	482,354
Mexico	528,883	—	—	528,883
Netherlands	—	1,806,733	—	1,806,733
Norway	—	1,216,587	—	1,216,587
Poland	—	173,020	—	173,020
Russia	336,258	715,142	—	1,051,400
Singapore	—	864,566	—	864,566
South Africa	—	1,245,036	—	1,245,036
South Korea	150,912	2,081,499	—	2,232,411
Spain	—	1,949,533	—	1,949,533
Sweden	—	457,930	—	457,930
Switzerland	—	3,244,151	—	3,244,151
Taiwan	644,784	817,445	—	1,462,229
Thailand	—	548,639	—	548,639
Turkey	—	357,258	—	357,258
United Kingdom	—	10,467,950	—	10,467,950

Total Investments	$6,048,568	$53,172,997	—	$59,221,565

Investment Grade Fixed-Income Fund
Asset-Backed Securities	—	$1,669,826	—	$1,669,826
Collateralized Mortgage Obligations	—	13,638,580	—	13,638,580
Corporate Bonds(a)	—	23,573,199	—	23,573,199
Municipal Bonds	—	2,956,905	—	2,956,905
Foreign Government Obligations	—	1,010,170	—	1,010,170
U.S. Government Agency Securities	—	62,346,872	—	62,346,872
Short-Term Bank Debt Instruments	$274,102	—	—	274,102

Total Investments	$274,102	$105,195,552	—	$105,469,654

Large Cap Growth Fund
Common Stocks(a)	$90,413,478	—	—	$90,413,478
Short-Term Bank Debt Instruments	354,116	—	—	354,116

Total Investments	$90,767,594	—	—	$90,767,594

June 30, 2010	186

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Large Cap Value Fund
Common Stocks(a)	$84,944,752	—	—	$84,944,752
Short-Term Bank Debt Instruments	26,665	—	—	26,665

Total Investments	$84,971,417	—	—	$84,971,417

Mortgage Securities Fund
Asset-Backed Securities	—	$2,948,273	—	$2,948,273
Collateralized Mortgage Obligations	—	62,254,588	—	62,254,588
Project Loans	—	—	$2,200	2,200
U.S. Treasury Bonds & Notes	—	1,655,451	—	1,655,451
Options Purchased	$50	—	—	50

Total Investments	$50	$66,858,312	$2,200	$66,860,562

Small to Mid Cap Fund
Common Stocks(a)	$144,309,832	—	—	$144,309,832
Short-Term Bank Debt Instruments	136,708	—	—	136,708

Total Investments	$144,446,540	—	—	$144,446,540

Strategic Alternatives Fund
Corporate Bonds(a)	—	$13,372,999	—	$13,372,999
Exchange-Traded Funds	$59,938,129	—	—	59,938,129
Exchange-Traded Notes	14,278,291	—	—	14,278,291
Structured Notes	—	11,247,600	—	11,247,600
Options Purchased	3,922,725	—	—	3,922,725
Short-Term Bank Debt Instruments	11,028,685	—	—	11,028,685

Total Investments	$89,167,830	$24,620,599	—	$113,788,429

U.S. Government Money Fund
Commercial Paper	—	$38,994,459	—	$38,994,459
U.S. Agency Bonds	—	392,112,081	—	392,112,081
Repurchase Agreements	$130,000,000	—	—	130,000,000

Total Investments	$130,000,000	$431,106,540	—	$561,106,540

Aggressive Growth Allocation Fund
Affiliated Investment Companies	$49,517,212	—	—	$49,517,212
Short-Term Bank Debt Instruments	106,483	—	—	106,483

Total Investments	$49,623,695	—	—	$49,623,695

Balanced Allocation Fund
Affiliated Investment Companies	$112,476,508	—	—	$112,476,508
Short-Term Bank Debt Instruments	5,362,128	—	—	5,362,128

Total Investments	$117,838,636	—	—	$117,838,636

Growth & Income Allocation Fund
Affiliated Investment Companies	$100,109,333	—	—	$100,109,333
Short-Term Bank Debt Instruments	4,940,205	—	—	4,940,205

Total Investments	$105,049,538	—	—	$105,049,538

Growth Allocation Fund
Affiliated Investment Companies	$91,889,476	—	—	$91,889,476
Short-Term Bank Debt Instruments	2,719,904	—	—	2,719,904

Total Investments	$94,609,380	—	—	$94,609,380

187	June 30, 2010

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Income & Growth Allocation Fund
Affiliated Investment Companies	$56,037,828	—	—	$56,037,828
Short-Term Bank Debt Instruments	4,315,486	—	—	4,315,486

Total Investments	$60,353,314	—	—	$60,353,314

Income Allocation Fund
Affiliated Investment Companies	$21,567,533	—	—	$21,567,533
Short-Term Bank Debt Instruments	1,274,614	—	—	1,274,614

Total Investments	$22,842,147	—	—	$22,842,147

a) For detailed descriptions of sector and industry, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Frontier Markets Fund
Assets
Total Return Swap Contracts	—	$65,255	—	$65,255
Liabilities
Total Return Swap Contracts		(1,305,867)		(1,305,867)

Total	—	$(1,240,612)	—	$(1,240,612)

Investment Grade Fixed-Income Fund
Assets
Futures Contracts	$634,471	—	—	$634,471
Liabilities
Options Written	(6,813)	—	—	(6,813)
Futures Contracts	(66,937)	—	—	(66,937)

Total	$560,721	—	—	$560,721

Mortgage Securities Fund
Assets
TBA Purchase Commitments	—	$51,137,485	—	$51,137,485
Futures Contracts	$18,583			18,583
Liabilities
TBA Sale Commitments	—	(41,635,162)	—	(41,635,162)
Futures Contracts	(48,692)	—	—	(48,692)

Total	$(30,109)	$9,502,323	—	$9,472,214

Strategic Alternatives Fund
Liabilities
Options Written	$(954,205)	—	—	$(954,205)

Total	$(954,205)	—	—	$(954,205)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, currency contracts, futures and forward contracts.

June 30, 2010	188

Notes to Financial Statements (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Bond Fund	CORPORATE BONDS
Balance as of December 31, 2009	$1,215,625
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(1,215,625)

Balance as of June 30, 2010	$—

International Equity Fund	COMMON STOCK
Balance as of December 31, 2009	$308,862
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(308,862)

Balance as of June 30, 2010	$—

Investment Grade Fixed-Income Fund	ASSET BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	CORPORATE BONDS
Balance as of December 31, 2009	$4,284,862	$47,223	$1,480,719
Accrued discounts/premiums	(95,280)	(820)	26,315
Realized gain/(loss)(a)	(13,347,173)	(1,847,976)	(992,857)
Change in unrealized appreciation/(depreciation)(a)	16,438,817	1,831,618	1,050,982
Net purchase/(sales)	(7,218,347)	(30,045)	(83,701)
Transfers in and/(out) of Level 3	(62,879)	—	(1,481,458)

Balance as of June 30, 2010	$—	$—	$—

Mortgage Securities Fund	PROJECT LOAN
Balance as of December 31, 2009	$2,283
Accrued discounts/premiums	—
Realized gain/(loss)(a)	(1)
Change in unrealized appreciation/(depreciation)(a)	2
Net purchase/(sales)	(84)
Transfers in and/(out) of Level 3	—

Balance as of June 30, 2010	$2,220

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

For the six months ended June 30, 2010, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus

189	June 30, 2010

Notes to Financial Statements (Unaudited)

exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The International Equity Fund invests in foreign currency exchange contracts for hedging purposes, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the

June 30, 2010	190

Notes to Financial Statements (Unaudited)

contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2010, Investment Grade Fixed-Income and Strategic Alternatives held written options and paid premiums totaling $3,668 and $1,027,864, respectively. The other Funds held no purchased or written options.

Written option activity for the six months ended June 30, 2010 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
	NUMBER OF CONTRACTS	PREMIUM	NUMBER OF CONTRACTS	PREMIUM
Investment Grade Fixed-Income Fund
Options outstanding, December 31, 2009	145	$35,939	116	$57,726
Options written	113	30,983	113	46,657
Options expired	(49)	(12,128)	—	—
Options exercised	(205)	(52,430)	(225)	(103,079)
Options closed	—	—	—	—

Options outstanding, June 30, 2010	4	$2,364	4	$1,304

191	June 30, 2010

Notes to Financial Statements (Unaudited)

Mortgage Securities Fund
WRITTEN PUT OPTIONS	NUMBER OF CONTRACTS	PREMIUM
Options outstanding, December 31, 2009	81	$60,503
Options written	—	—
Options expired	(81)	(60,503)
Options exercised	—	—
Options closed	—	—

Options outstanding, June 30, 2010	—	—

Strategic Alternatives Fund
WRITTEN PUT OPTIONS	NUMBER OF CONTRACTS	PREMIUM
Options outstanding, December 31, 2009	4,195	$1,176,599
Options written	9,990	1,864,247
Options expired	(9,390)	(2,012,982)
Options exercised	—	—
Options closed	—	—

Options outstanding, June 30, 2010	4,795	$1,027,864

There were no other Funds that held more than one type of Derivative Instrument as of June 30, 2010.

Futures: The Funds (other than the U.S. Government Money Fund and the Allocation Funds) may invest in futures contracts in accordance with their investment objectives. The Funds do so for a variety of reasons including for cash management, hedging or non-hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement

June 30, 2010	192

Notes to Financial Statements (Unaudited)

between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2010, Investment Grade Fixed-Income and the Mortgage Securities Fund had futures contracts outstanding with an unrealized gain/(loss) of $567,534 and $(30,109), respectively. The other Funds held no futures contracts.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2010, Frontier Markets had warrants with a market value of $7,486,856. The other Funds held no warrants.

Balance Sheet—Fair Value of Derivatives Instruments as of June 30, 2010(a)

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	DERIVATICES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION
Frontier Markets Fund
Equity Contracts	Investments, at value	$7,486,856		—
Equity Contracts	Unrealized gain on swap contracts	65,255	Unrealized loss on swap contracts	$1,305,867

Total		$7,552,111		$1,305,867

Investment Grade Fixed-Income Fund
Equity Contracts	Variation margin receivable(b)	$567,534	Written options	$6,813

Total		$567,534		$6,813

193	June 30, 2010

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	DERIVATICES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION
Mortgage Securities Fund
Equity Contracts	Investments, at value	$50	Variation margin payable(b)	$30,109

Total		$50		$30,109

Strategic Alternatives Fund
Equity Contracts	Investments, at value	$3,922,725	Written options	$954,205

Total		$3,922,725		$954,205

(a) For open derivative instruments as of June 30, 2010, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2010.

(b) Includes cumulative appreciation/(depreciation) on futures as reported on the Portfolio of Investments.

There were no other Funds that held Derivative Instruments as of June 30, 2010.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2010:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Frontier Markets Fund
Equity Contracts	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	—	$3,088
Equity Contracts	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	$(2,187,619)	(1,334,201)

Total		$(2,187,619)	$(1,331,113)

Investment Grade Fixed-Income Fund
Equity Contracts	Net realized gain on option contracts/Net change in unrealized appreciation on option contracts	$68,892	$29,253
Equity Contracts	Net realized gain on futures contracts/net change in unrealized appreciation on futures contracts	100,068	174,808

Total		$168,960	$204,061

Mortgage Securities Fund
Equity Contracts	Net realized loss on option contracts/Net change in unrealized appreciation on option contracts	$(14,657)	$2,763
Equity Contracts	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	(62,403)	(23,885)

Total		$(77,060)	$(21,122)

Strategic Alternatives Fund
Equity Contracts	Net realized gain on option contracts/Net change in unrealized depreciation on option contracts	$337,237	$(758,560)

Total		$337,237	$(758,560)

June 30, 2010	194

Notes to Financial Statements (Unaudited)

There were no other Funds that held Derivatives Instruments during the six months ended June 30, 2010.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of

195	June 30, 2010

Notes to Financial Statements (Unaudited)

underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap

June 30, 2010	196

Notes to Financial Statements (Unaudited)

market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Frontier Markets Fund and International Equity Fund; quarterly for the Aggressive Growth Allocation Fund, Growth Allocation Fund, Growth & Income Allocation Fund, Large Cap Growth Fund, Large Cap Value Fund, Small to Mid Cap Fund and the Strategic Alternatives Fund; monthly for the Balanced Allocation Fund, High Yield Bond Fund, Income Allocation Fund, Income & Growth Allocation Fund, Investment Grade Fixed-Income Fund and Mortgage Securities Fund; and declared daily and paid monthly for the U.S. Government Money Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

197	June 30, 2010

Notes to Financial Statements (Unaudited)

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1), shareholder service and/or administrative services plans for a particular class of the Fund are charged to the operations of such class.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by Frontier Markets Fund, High Yield Bond Fund, Investment Grade Fixed-Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mortgage Securities Fund, Small to Mid Cap Fund, Strategic Alternatives Fund, Aggressive Growth Allocation Fund, Growth & Income Allocation Fund and the Growth Allocation Fund during the six months ended June 30, 2010 are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the other Funds.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2010, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Underlying Funds
Frontier Markets	0.85%
High Yield Bond	0.36%
International Equity	0.55%
Investment Grade Fixed-Income	0.33%
Large Cap Growth	0.45%
Large Cap Value	0.45%
Mortgage Securities	0.36%
Small to Mid Cap	0.60%
Strategic Alternatives	0.70%
U.S. Government Money	0.08%

Allocation Funds
Aggressive Growth Allocation	0.10	%( a)
Balanced Allocation	0.10	%( a)
Growth & Income Allocation	0.10	%( a)
Growth Allocation	0.10	%( a)
Income & Growth Allocation	0.10	%( a)
Income Allocation	0.10	%( a)

(a) Forward Management has contractually agreed to waive its investment management fee and reimburse the Allocation Funds’ transfer agent fees until April 30, 2011.

June 30, 2010	198

Notes to Financial Statements (Unaudited)

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the period ended June 30, 2010 were paid by the Underlying Funds.

Sub-Advisors: Each Fund (other than the U.S. Government Money Fund, the Frontier Markets Fund, the Strategic Alternatives Fund and the Allocation Funds) is sub-advised by a Sub-Advisor (each a “Sub-Advisor” and collectively, the “Sub-Advisors”), researched and recommended by Forward Management. During the six month’s ended June 30, 2010, the Sub-Advisors received a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid monthly.

FUND	SUB-ADVISORY FEE
High Yield Bond	0.25%

International Equity	0.45% on assets up to and including $500 million 0.425% on assets over $500 million up to and including $1 billion 0.40% on assets over $1 billion

Investment Grade Fixed-Income	0.25%

Large Cap Growth	0.25%

Large Cap Value	0.25%

Mortgage Securities	0.25% on assets up to and including $100 million
0.20% on assets over $100 million up to and including $200 million
0.15% on assets over $200 million

Small to Mid Cap	0.40%

For the Sub-Advisors of the Large Cap Growth Fund and Large Cap Value Fund (Smith Asset Management Group and Acadian Asset Management, respectively) each Sub-Advisor is paid a base fee (“Base Rate”) of 0.25% plus a performance component (“Performance Adjustment”). The Performance Adjustment rate will increase or decrease proportionately to the difference in performance (the “Performance Difference”) between the Fund and its benchmark index.

With regard to the Large Cap Growth Fund, to the extent that the Performance Difference between the Fund and the S&P 500/Citigroup Growth Index falls within a “null zone” that is equal to plus 100 basis points (1.00%) or minus 100 basis points (-1.00%), the Performance Adjustment rate shall be zero and there shall be no Performance Adjustment. The Performance Adjustment rate shall not exceed an absolute value of 15 basis points (0.15%) and the maximum Performance Adjustment rate shall be made when the Performance Difference reaches plus or minus 350 basis points (3.50%). Therefore, the minimum possible annual fee payable to the Sub-Advisor will be 10 basis points (0.10%) and the maximum possible annual fee will be 40 basis points (0.40%).

With regard to the Large Cap Value Fund, to the extent that the Performance Difference between the Fund and the S&P 500/Citigroup Value Index falls within a “null zone” that is equal to plus 75

199	June 30, 2010

Notes to Financial Statements (Unaudited)

basis points (0.75%) or minus 75 basis points (-0.75%), the Performance Adjustment rate shall be zero and there shall be no Performance Adjustment. The Performance Adjustment rate shall not exceed an absolute value of 5 basis points (0.05%) and the maximum Performance Adjustment rate shall be made when the Performance Difference reaches plus or minus 325 basis points (3.25%). Therefore, the minimum possible annual fee payable to the Sub-Advisor will be 20 basis points (0.20%) and the maximum possible annual fee will be 30 basis points (0.30%).

FUND	BASE SUB-ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	PERFORMANCE DIFFERENCE
Large Cap Growth	0.25%	+/-0.15%	1.00%
Large Cap Value	0.25%	+/-0.05%	0.75%

During the six months ended June 30, 2010, the Funds’ Sub-Advisory fees were adjusted in accordance with the policy described above as follows:

FUND	BASE SUB-ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	SUB-ADVISORY FEE
Large Cap Growth	$114,714	$(52,355)	$62,359
Large Cap Value	108,748	(21,623)	87,125

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares of the Frontier Markets Fund and the Allocation Funds (except the Income Allocation Fund), up to 0.25% of the Fund’s average daily net assets attributable to Class A shares of the U.S. Government Money Fund and the Income Allocation Fund, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) with respect to the Investor Class shares of each Fund (with the exception of the Frontier Markets Fund and the Strategic Alternatives Fund). Pursuant to the Shareholders Services Plans, the Trust will pay third party service organizations who provide administrative and support services. The amounts payable to service organizations under the Shareholder Services Plans for these expenses on an annual basis is up to 0.25% of the average daily net assets of each Fund attributable to Investor Class shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under the Funds’ Distribution and Shareholder Services Plans.

The Frontier Markets Fund and the Strategic Alternatives Fund have adopted Shareholder Services Plans that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares. The other Funds have adopted Shareholder Services Plans that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Institutional Class shares and up to 0.25% of the Fund’s average daily net assets attributable to Class C shares.

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect

June 30, 2010	200

Notes to Financial Statements (Unaudited)

to the U.S. Government Money Fund to assist the U.S. Government Money Fund’s efforts to maintain a $1.00 NAV per share. Any reduction and/or elimination of the U.S. Government Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time. Effective April 1, 2009, the Board of Trustees eliminated Rule 12b-1 fees for Class A and Class C Shares of the U.S. Government Money Fund. For the six months ended June 30, 2010, the Board of Trustees temporarily eliminated the Shareholder Services fees of the Investor Class shares of the U.S. Government Money Fund.

U.S. Government Money Fund Administrative Plan: The U.S. Government Money Fund has adopted an Administrative Plan with respect to Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund. Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own U.S. Government Money Fund shares either directly or through omnibus accounts. The amount payable to Forward Management is up to 0.25% of the average daily net assets of the Institutional Class shares, Investor Class shares, Class A shares and Class C shares of the U.S. Government Money Fund, respectively; provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares, Class A shares or Class C shares that will be allocated under the Funds’ Distribution and Service Plans or any non-distribution related amounts for the Investor Class shares that will be allocated under the Funds’ Administrative Plan.

The expenses of the Distribution Plans, Shareholder Services Plan and Administrative Plan are reflected as distribution and shareholder service fees and administrative fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. Prior to April 12, 2010, SEI Investments Distribution Co. served as the distributor.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator. Prior to April 12, 2010, SEI Investments Global Fund Services served as the administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2010, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

201	June 30, 2010

Notes to Financial Statements (Unaudited)

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2010, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Underlying Funds
Frontier Markets
Investor Class	National Financial Services, LLC	46.24%
	Sutton Place Associates, LLC	40.34%

Institutional Class	Charles Schwab & Co., Inc.	52.42%
	Maril & Co.	25.73%
	TD Ameritrade, Inc.	10.11%
	JP Morgan Retirement Plan Services	6.96%

Class Z	Brown Brothers Harriman & Co.	100.00%

High Yield Bond
Investor Class	National Financial Services, LLC	77.38%

Institutional Class	Charles Schwab & Co., Inc.	39.69%
	National Financial Services, LLC	15.73%
	Steph & Co.	12.99%
	Mitra & Co.	12.36%

Class C	First Clearing, LLC	50.62%
	Pershing, LLC	23.07%
	LPL Financial Services	13.51%
	Jesco & Co.	5.79%

June 30, 2010	202

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Class Z	Brown Brothers Harriman & Co.	100.00%

International Equity
Investor Class	National Financial Services, LLC	53.37%
	MG Trust Co.	16.01%
	Charles Schwab & Co., Inc.	10.06%
	Equity Trust Co.	7.72%

Institutional Class	State Street	20.60%
	Reliance Trust Co.	20.09%
	National Financial Services, LLC	19.96%
	The Washington Trust Co.	13.84%
	Charles Schwab & Co., Inc.	6.25%

Class C	Primevest Financial Services	25.36%
	Pershing, LLC	17.71%
	National Financial Services, LLC	17.18%
	First Clearing, LLC	16.16%

Class Z	Brown Brothers Harriman & Co.	100.00%

Investment Grade Fixed-Income
Investor Class	National Financial Services, LLC	52.14%
	Donaldson Lufkin & Jenrette, Inc.	21.54%
	Charles Schwab & Co., Inc.	11.14%
	Trust Company of Stern Agee & Leech	5.22%

Institutional Class	National Financial Services, LLC	27.74%
	The Washington Trust Co.	26.78%
	Fifth Third Bank	8.32%
	Creve & Co.	5.34%
	Fintegra Financial Solutions	5.11%

Class C	LPL Financial Services	44.05%
	Jesco & Co.	22.24%
	Primevest Financial Services	16.21%
	Pershing, LLC	10.41%

Class Z	Brown Brothers Harriman & Co.	100.00%

Large Cap Growth
Investor Class	National Financial Services, LLC	76.24%
	Equity Trust Co.	11.36%

Institutional Class	MSCS Financial Services	27.43%
	National Financial Services, LLC	18.64%
	The Washington Trust Co.	15.41%
	Charles Schwab & Co., Inc.	7.43%

Class C	Primevest Financial Services	31.74%
	Pershing, LLC	28.64%
	LPL Financial Services	9.62%
	Zions Investment Securities	9.34%

203	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Class Z	Brown Brothers Harriman & Co.	100.00%

Large Cap Value
Investor Class	National Financial Services, LLC	77.68%
	Charles Schwab & Co., Inc.	6.70%

Institutional Class	MSCS Financial Services	32.60%
	National Financial Services, LLC	20.46%
	The Washington Trust Co.	20.01%
	SEI Private Trust Co.	8.75%

Class C	Pershing, LLC	70.22%
	Jesco & Co.	12.91%
	LPL Financial Services	6.85%

Class Z	Brown Brothers Harriman & Co.	100.00%

Mortgage Securities
Investor Class	Charles Schwab & Co., Inc.	38.73%
	National Financial Services, LLC	27.10%
	MG Trust Co.	12.81%

Institutional Class	Zions Investment Securities	16.67%
	National Financial Services, LLC	15.07%
	Trust Company of Stern Agee & Leech	13.73%
	Fifth Third Bank	13.13%
	The Washington Trust Co.	12.47%
	Brown Brothers Harriman & Co.	5.16%

Class C	First Clearing, LLC	44.15%
	H. Beck, Inc.	26.10%
	Zions Investment Securities	11.10%
	Pershing, LLC	9.53%
	Jesco & Co.	5.05%

Class Z	Brown Brothers Harriman & Co.	100.00%

Small to Mid Cap
Investor Class	National Financial Services, LLC	45.15%
	ETrade Clearing LLC	26.40%
	Equity Trust Co.	6.64%
	Charles Schwab & Co., Inc.	5.84%

Institutional Class	Maril & Co.	54.48%
	JP Morgan Retirement Plan Services	15.81%
	National Financial Services, LLC	8.28%
	Charles Schwab & Co., Inc.	7.06%

Class C	First Clearing, LLC	38.76%
	Primevest Financial Services	34.89%
	Jesco & Co.	9.19%
	Pershing, LLC	7.87%

June 30, 2010	204

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Class Z	Brown Brothers Harriman & Co.	100.00%

Strategic Alternatives
Investor Class	National Financial Services, LLC	48.65%
	Charles Schwab & Co., Inc.	46.32%

Institutional Class	Maril & Co.	45.83%
	JP Morgan Retirement Plan Services	15.68%
	Setru & Co.	14.17%
	Stephenson National Bank & Trust	5.36%

Class Z	Brown Brothers Harriman & Co.	100.00%

U.S. Government Money
Investor Class	Trust Company of Stern Agee & Leech	43.71%
	MG Trust Co.	24.48%
	Equity Trust Co.	20.24%

Institutional Class	Nevada State Bank	59.18%
	Trust Company of Stern Agee & Leech	27.30%

Class A	Securities America	12.89%
	VSR Financial Services	12.77%
	Pershing, LLC	12.61%
	Primevest Financial Services	11.29%
	National Planning Corporation	10.09%

Class C	Pershing, LLC	28.15%
	LPL Financial Services	19.77%
	Capital Investment Group, Inc.	7.72%
	Zions Investment Securities	5.71%
	RBC Capital Markets	5.57%

Class Z	Zions Investment Securities	87.53%
	The Washington Trust Co.	9.88%

Allocation Funds Aggressive Growth Allocation
Investor Class	Equity Trust Co.	30.81%
	National Financial Services, LLC	14.09%
	MG Trust Co.	12.86%
	Bankedco & Co.	7.19%
	Trust Company of Stern Agee & Leech	5.06%

Institutional Class	National Financial Services, LLC	40.87%
	Baylake Bank Trust Department	8.44%
	HillsTrust	7.67%
	Trust Company of Stern Agee & Leech	5.26%

Class A	Pershing, LLC	49.54%
	D.A. Davidson & Co., inc.	5.56%
	Reliance Trust Co.	5.32%

Class C	Pershing, LLC	41.21%
	LPL Financial Services	6.73%
	National Financial Services, LLC	5.39%

205	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Balanced Allocation
Investor Class	Equity Trust Co.	22.24%
	Charles Schwab & Co., Inc.	21.23%
	Trust Company of Stern Agee & Leech	13.67%
	Bankedco & Co.	12.04%
	MG Trust Co.	6.08%

Institutional Class	National Financial Services, LLC	33.62%
	Baylake Bank Trust Department	16.15%
	Trust Company of Stern Agee & Leech	12.33%
	Orrstown Bank	9.54%
	Reliance Trust Co.	6.46%
	Bank of Edwardsville	5.11%

Class A	Reliance Trust Co.	58.01%
	Pershing, LLC	20.36%
	Primevest Financial Services	7.11%

Class C	Pershing, LLC	20.33%
	Peoples Bank	18.52%
	Primevest Financial Services	10.01%

Growth & Income Allocation
Investor Class	National Financial Services, LLC	23.78%
	Bankedco & Co.	15.97%
	Charles Schwab & Co., Inc.	8.88%

Institutional Class	National Financial Services, LLC	25.00%
	Trust Company of Stern Agee & Leech	13.00%
	The Washington Trust Co.	9.44%
	Baylake Bank Trust Department	8.31%
	Pershing, LLC	6.15%
	Reliance Trust Co.	5.53%

Class A	Pershing, LLC	40.55%
	Primevest Financial Services	15.85%
	Reliance Trust Co.	7.56%
	National Financial Services, LLC	6.29%

Class C	Pershing, LLC	19.60%
	National Financial Services, LLC	15.12%
	Primevest Financial Services	8.12%

Growth Allocation
Investor Class	Equity Trust Co.	16.55%
	National Financial Services, LLC	13.76%
	Baylake Bank Trust Department	11.44%
	MG Trust Co.	10.15%
	Bankedco & Co.	8.93%
	Charles Schwab & Co., Inc.	7.44%
	Trust Company of Stern Agee & Leech	6.79%

June 30, 2010	206

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Institutional Class	National Financial Services, LLC	38.29%
	The Washington Trust Co.	12.65%
	Baylake Bank Trust Department	6.31%

Class A	Pershing, LLC	44.52%
	Primevest Financial Services	8.91%
	National Financial Services, LLC	7.25%

Class C	Pershing, LLC	26.17%
	National Financial Services, LLC	9.68%
	Primevest Financial Services	7.35%

Income & Growth Allocation
Investor Class	Trust Company of Stern Agee & Leech	24.82%
	National Financial Services, LLC	18.01%
	Equity Trust Co.	14.59%
	MG Trust Co.	10.35%
	Charles Schwab & Co., Inc.	9.52%

Institutional Class	Reliance Trust Co.	45.60%
	Fifth Third Bank	15.48%
	Baylake Bank Trust Department	11.46%
	Orrstown Bank	8.79%
	National Financial Services, LLC	6.12%

Class A	Primevest Financial Services	31.81%
	Reliance Trust Co.	22.18%
	Pershing, LLC	15.47%

Class C	Pershing, LLC	21.94%
	Peoples Bank	13.57%
	The First Co.	11.32%
	Frandsen Bank & Trust	9.03%

Income Allocation
Investor Class	Equity Trust Co.	26.97%
	Trust Company of Stern Agee & Leech	21.17%
	MG Trust Co.	13.61%
	First Interstate Bank	6.93%
	Bankedco & Co.	5.12%
	Randy L. Copus & Associates LLC	5.10%

Institutional Class	Creve & Co.	22.03%
	National Financial Services, LLC	14.25%
	Baylake Bank Trust Department	11.53%
	Orrstown Bank	10.74%
	First Security Bank	6.97%
	The Washington Trust Co.	6.45%
	Trust Company of Stern Agee & Leech	5.56%

Class A	Reliance Trust Co.	48.78%
	Pershing, LLC	29.06%
	Equity Trust Co.	9.07%

207	June 30, 2010

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Class C	Pershing, LLC	40.76%
	Peoples Bank	25.87%
	Primevest Financial Services	9.83%
	National Financial Services, LLC	5.40%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2010, excluding U.S. Government Obligations and temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Underlying Funds
Frontier Markets	$29,339,127	$25,347,261
High Yield Bond	119,013,037	126,619,553
International Equity	19,461,811	47,576,512
Investment Grade Fixed-Income	49,376,891	74,352,823
Large Cap Growth	45,874,456	37,250,152
Large Cap Value	122,069,435	113,801,756
Mortgage Securities	261,443,609	249,578,688
Small to Mid Cap	41,420,353	63,128,967
Strategic Alternatives	18,074,030	25,621,165

Allocation Funds
Aggressive Growth Allocation	$6,900,000	$8,650,000
Balanced Allocation	15,160,000	23,774,633
Growth & Income Allocation	7,225,000	18,050,000
Growth Allocation	7,690,000	23,290,000
Income & Growth Allocation	9,900,000	6,391,525
Income Allocation	3,830,000	3,122,603

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2010 were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Investment Grade Fixed-Income	$28,135,103	$14,108,809
Mortgage Securities	43,674,956	43,514,422

June 30, 2010	208

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2010, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Underlying Funds
Frontier Markets	$70,979,139	$1,136,127	$(1,099,068)	$37,059
High Yield Bond	95,113,473	3,591,367	(1,310,235)	2,281,132
International Equity	54,469,606	10,432,597	(5,680,638)	4,751,959
Investment Grade Fixed-Income	110,572,399	5,321,728	(10,424,473)	(5,102,745)
Large Cap Growth	95,958,013	6,671,384	(11,861,803)	(5,190,419)
Large Cap Value	95,677,789	1,077,273	(11,783,645)	(10,706,372)
Mortgage Securities	65,813,662	2,005,806	(958,906)	1,046,900
Small to Mid Cap	139,377,652	21,923,346	(16,854,458)	5,068,888
Strategic Alternatives	121,019,875	1,868,874	(9,100,320)	(7,231,446)

Allocation Funds
Aggressive Growth Allocation	$59,583,655	$1,702,997	$(11,662,957)	$(9,959,960)
Balanced Allocation	128,082,800	4,565,199	(14,809,363)	(10,244,164)
Growth & Income Allocation	118,666,167	3,581,578	(17,198,207)	(13,616,629)
Growth Allocation	109,668,850	3,811,095	(18,870,565)	(15,059,470)
Income & Growth Allocation	62,661,095	2,052,364	(4,360,145)	(2,307,781)
Income Allocation	23,195,976	687,458	(1,041,287)	(353,829)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

POST OCTOBER LOSSES
Underlying Funds
High Yield Bond	$(172,021)
Large Cap Growth	(207,375)
Large Cap Value	(1,663,780)
Small to Mid Cap	(1,809,617)

Allocation Funds
Aggressive Growth Allocation	$(119,901)
Balanced Allocation	(55,926)
Growth & Income Allocation	(27,026)
Growth Allocation	(48,724)
Income & Growth Allocation	(28,482)

209	June 30, 2010

Notes to Financial Statements (Unaudited)

Capital Loss Carryforwards: As of December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRES IN 2010	EXPIRES IN 2011		EXPIRES IN 2012		EXPIRES IN 2013		EXPIRES IN 2014		EXPIRES IN 2015		EXPIRES IN 2016		EXPIRES IN 2017
Underlying Funds
High Yield Bond	$(947,550)	—		—		$(1,017,103)		$(81,754)		$(256,992)		$(9,772,131)		$(834,501)
International Equity	—	—		—		—		—		—		(23,256,838)		(68,399,407)
Investment Grade Fixed-Income	—	$(718,330	)(a)	$(397,737	)(a)	(886,525	)(a)	(739,784	) (a)	(405,644	)(a)	(1,874,984	)(a)	—
Large Cap Growth	(4,327,104)	(3,845,553)		—		—		—		—		(14,879,476)		(14,894,607)
Large Cap Value	—	—		—		—		—		—		(20,277,209)		(16,315,012)
Mortgage Securities	—	—		—		—		(2,062,933)		—		(732,858)		—
Small to Mid Cap	—	—		—		—		—		—		(16,657,935)		(32,035,780)
Strategic Alternatives	—	—		—		—		—		—		(880,655)		(967,268)
U.S. Government Money	—	—		—		—		—		—		—		(14,853)

Allocation Funds
Aggressive Growth Allocation	—	—		—		—		—		—		—		$(186,081)
Balanced Allocation	—	—		—		—		—		—		—		(66,635)
Growth & Income Allocation	—	—		—		—		—		—		—		(2,091,066)
Growth Allocation	—	—		—		—		—		—		—		(644,397)
Income & Growth Allocation	—	—		—		—		—		—		—		—
Income Allocation	—	—		—		—		$(69,163)		$(90,492)		$(207,103)		(32,036)

(a) Subject to limitations under §382 of the Code.

During the year ended December 31, 2009, Investment Grade Fixed Income Fund and Mortgage Securities Fund utilized capital loss carryovers of $26,495 and $2,585,387, respectively.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2010.

The tax character of distributions paid for year ended December 31, 2009 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	DISTRIBUTIONS IN EXCESS
Underlying Funds
Frontier Markets	$3,258,657	—	—
High Yield Bond	8,743,587	—	4,612
International Equity	4,452,466	—	—
Investment Grade Fixed-Income	4,673,219	107,060	—
Large Cap Growth	567,897	—	—
Large Cap Value	1,546,422	—	1,412
Mortgage Securities	2,000,339	—	—
Small to Mid Cap	1,041,668	—	—
Strategic Alternatives	977,511	—	56,493
U.S. Government Money	3,516,719	—	—

June 30, 2010	210

Notes to Financial Statements (Unaudited)

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	DISTRIBUTIONS IN EXCESS
Allocation Funds
Aggressive Growth Allocation	$1,092,239	—	$195
Balanced Allocation	3,761,591	—	437
Growth & Income Allocation	3,201,397	—	—
Growth Allocation	2,650,874	—	423
Income & Growth Allocation	1,656,205	—	—
Income Allocation	885,662	—	—

10. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase and sales costs, dividends income, shares and value of investment of each Allocation Fund in affiliated companies for the period ending June 30, 2010 were as follows:

Aggressive Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Frontier Markets	349,616	—	27,645	321,971	$3,580,312	—	$3,068
International Equity	951,548	24,823	450,880	525,491	6,731,544	—	(533,309)
Large Cap Growth	571,558	121,726	27,335	665,949	13,751,840	$53,542	8,615
Large Cap Value	791,168	171,607	37,799	924,976	13,754,390	118,258	(6,436)
Small to Mid Cap	322,102	3,640	40,262	285,480	6,703,069	32,644	(30,279)
Strategic Alternatives	297,478	—	—	297,478	3,135,419	13,072	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	48,807	45,022	—	93,829	1,860,638	—	—

Total					$49,517,212	$217,516	$(558,341)

Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Frontier Markets	453,265	—	40,603	412,662	$4,588,805	—	$(8,585)
High Yield Bond	860,587	—	38,555	822,032	7,825,745	$349,681	(44,179)
International Equity	1,077,969	23,050	530,572	570,447	7,307,423	—	(79,624)
Investment Grade Fixed-Income	2,872,642	305,292	355,787	2,822,147	30,676,732	500,977	(13,997)
Large Cap Growth	641,583	114,956	4,261	752,278	15,534,536	60,259	(170)
Large Cap Value	894,730	168,773	47,930	1,015,573	15,101,565	130,760	5,585
Mortgage Securities	1,055,172	7,710	223,053	839,829	11,278,898	170,141	42,527
Small to Mid Cap	357,508	—	32,027	325,481	7,642,302	36,822	(37,874)
Strategic Alternatives	1,237,195	—	224,719	1,012,476	10,671,498	44,491	(96,588)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	44,082	49,161	—	93,243	1,849,004	—	—
Forward International Fixed Income Fund	—	482,160	482,160	—	—	50,324	(325,367)

Total					$112,476,508	$1,343,455	$(558,272)

211	June 30, 2010

Notes to Financial Statements (Unaudited)

Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Frontier Markets	521,125	21,079	77,680	464,524	$5,165,512	—	$6,963
High Yield Bond	649,224	—	44,780	604,444	5,754,303	$260,310	(52,071)
International Equity	1,197,608	63,829	538,569	722,868	9,259,943	—	(231,960)
Investment Grade Fixed-Income	2,159,427	2,625	498,451	1,663,601	18,083,341	347,276	(39,003)
Large Cap Growth	723,219	104,010	21,027	806,202	16,648,075	66,065	15,556
Large Cap Value	1,006,468	175,055	74,603	1,106,920	16,459,907	143,951	(2,388)
Mortgage Securities	796,138	—	46,636	749,502	10,065,805	154,764	14,401
Small to Mid Cap	405,031	12,311	62,365	354,977	8,334,858	40,080	94,871
Strategic Alternatives	822,541	—	13,393	809,148	8,528,420	35,746	(10,714)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	63,720	27,514	—	91,234	1,809,169	—	—

Total					$100,109,333	$1,048,192	$(204,345)

Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Frontier Markets	611,747	—	98,494	513,253	$5,707,374	—	$(391)
High Yield Bond	310,459	—	25,484	284,975	2,712,958	$125,137	(24,867)
International Equity	1,574,950	17,731	680,885	911,796	11,680,101	—	(450,090)
Investment Grade Fixed-Income	1,042,499	1,213	438,954	604,758	6,573,718	150,684	21,649
Large Cap Growth	941,125	154,521	102,178	993,468	20,515,108	83,728	24,288
Large Cap Value	1,306,880	202,596	129,818	1,379,658	20,515,513	182,833	(10,066)
Mortgage Securities	385,716	—	30,281	355,435	4,773,490	74,354	9,221
Small to Mid Cap	529,745	—	94,086	435,659	10,229,275	51,589	(96,149)
Strategic Alternatives	708,794	—	39,875	668,919	7,050,408	29,959	(27,045)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	74,974	32,516	—	107,490	2,131,531	—	—

Total					$91,889,476	$698,284	$(553,450)

Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Frontier Markets	144,385	13,193	—	157,578	$1,752,266	—	—
High Yield Bond	517,046	40,776	—	557,822	5,310,469	$219,713	—
International Equity	267,755	22,772	122,324	168,203	2,154,684	—	$(57,823)
Investment Grade Fixed-Income	1,725,838	153,751	10,446	1,869,143	20,317,584	318,737	(104)
Large Cap Growth	167,411	70,140	—	237,551	4,905,429	17,537	—
Large Cap Value	234,875	86,602	—	321,477	4,780,358	38,990	—
Mortgage Securities	633,954	37,771	84,746	586,979	7,883,124	112,662	3,694
Small to Mid Cap	95,826	12,469	4,801	103,494	2,430,042	10,829	(4,512)
Strategic Alternatives	581,337	81,740	95,073	568,004	5,986,763	23,804	(34,533)
U.S. Government Money	265	—	—	265	265	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	13,557	12,507	—	26,064	516,844	—	—
Forward International Fixed Income Fund	—	233,089	233,089	—	—	21,291	(143,475)

Total					$56,037,828	$763,563	$(236,753)

June 30, 2010	212

Notes to Financial Statements (Unaudited)

Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/10	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
High Yield Bond	317,033	30,674	—	347,707	$3,310,167	$141,415	—
Investment Grade Fixed-Income	940,663	254,678	95,058	1,100,283	11,960,073	169,969	$(20,085)
Mortgage Securities	346,628	35,477	—	382,105	5,131,674	74,356	—
U.S. Government Money	1,040,619	125,000	—	1,165,619	1,165,619	381	—
Forward Funds — Institutional Class shares
Forward International Fixed Income Fund	188,161	24,031	212,192	—	—	22,147	(128,238)

Total					$21,567,533	$408,268	$(148,323)

11. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. New Accounting Standards

Financial Accounting Standards Board (“FASB”) Issues Accounting Standards Update (“ASU”) 2010-06: In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Forward Management has evaluated this disclosure requirement of ASU 2010-06 and has implemented the disclosure requirement on the Fund’s financial statement disclosures. In addition, effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Forward Management is currently evaluating the impact this disclosure requirement of ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

13. Reorganization of Accessor Short-Intermediate Fixed-Income Fund into Accessor Intermediate Fixed-Income Fund (now known as the “Forward Investment Grade Fixed-Income Fund”)

On March 5, 2009, the Board of Trustees, including all of the Independent Trustees, approved a reorganization of the Accessor Short-Intermediate Fixed-Income Fund (the “Acquired Fund”) into the Accessor Intermediate Fixed-Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two Funds managed by the Sub-Advisor with substantially the same investment objectives and principal investment strategies. The reorganization did not require approval by the shareholders of the Acquired Fund.

As of the close of business on April 30, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Acquiring Fund issued 3,790,485, 15,309 and 46,984 shares of Institutional Class (formerly Advisor Class), Investor Class and C Class, respectively, in exchange for net assets of the Acquired Fund valued at $36,540,066, $147,495 and $452,976, respectively. The investment portfolio of the Acquired Fund, with a Fair Value of

213	June 30, 2010

Notes to Financial Statements (Unaudited)

$36,169,635 and identified cost of $47,967,906 at April 30, 2009, was the principal asset acquired by the Fund. On May 1, 2009, the combined value of the Acquired Fund (which included accumulated realized losses of $5,514,293, undistributed net investment income of $(10,147) and unrealized depreciation of $11,798,271) and the Acquiring Fund was $89,116,866. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforwards totaled $5,406,522 for potential utilization and are subject to tax limitations. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2009, were as follows:

Net investment income	$5,223,517
Net loss on investments	(203,035)

Net increase in net assets resulting from operations	$5,020,482

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since December 31, 2008.

14. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined there are no subsequent events that necessitated adjustments.

On June 10, 2010, the Board of Trustees, including all of the Independent Trustees, approved, on behalf of the Frontier Markets Fund: (i) a change of name of the Frontier Markets Fund to; and (ii) changes to the principal investment strategies and principal risks of the Frontier Markets Fund. Effective September 20, 2010, the name of the Frontier Markets Fund shall be “Forward Frontier MarketStrat Fund.” Also effective September 20, 2010, the principal investment strategies of the Frontier Markets Fund shall be as follows: “Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.”

On June 10, 2010, the Board of Trustees, including all of the Independent Trustees, approved, on behalf of the Strategic Alternatives Fund, changes to the principal investment strategies and principal risks of the Fund. Effective September 20, 2010, the principal investment strategies of the Strategic Alternatives Fund shall be as follows: “Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund

June 30, 2010	214

Notes to Financial Statements (Unaudited)

may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.”

On June 10, 2010, the Board of Trustees, including all of the Independent Trustees, approved on behalf of the Small to Mid Cap Fund: (i) a change of name of the Small to Mid Cap Fund; (ii) the termination of the sub-advisory agreement among Forward Management, LLC, the Trust and Los Angeles Capital Management Equity and Research, Inc. (“LA Capital”); and (iii) changes to the principal investment strategies. Effective on September 20, 2010, the name of the Small to Mid Cap Fund shall be “Forward SMIDPlus Fund.” Also effective on September 20, 2010, the Small to Mid Cap Fund’s principal investment strategies and corresponding principal risks will be changed in order to: (i) remove the Fund’s policy of investing at least 80% of its assets in common stocks of small and medium capitalization issuers; and (ii) incorporate a “portable alpha” investment strategy for the Fund in an effort towards enhancing the Fund’s total return. “Portable alpha” is an investment approach that combines derivatives which track a broad-based market index (referred to as “beta”) with an unrelated investment strategy—or set of strategies—with the intent of generating attractive risk adjusted return (referred to as “alpha”). Under the Fund’s new “portable alpha” investment strategy, Forward Management will invest the Fund’s assets in synthetics or other instruments (i.e., swaps, structured notes, futures and options) that have similar economic characteristics to common stocks of small and medium capitalization issuers. However, Forward Management will be able to purchase such synthetics or other instruments with only a fraction of the Fund’s assets that would be necessary to purchase small and mid cap stocks directly, meaning that Forward Management will be able to invest the remainder of the Fund’s assets in fixed income instruments (e.g., U.S. corporate bonds, U.S. Government or agency securities, municipal debt and mortgage backed securities) that are of investment grade quality. Forward Management will actively manage the fixed income instruments held by the Small to Mid Cap Fund with a view towards enhancing the Fund’s total return and principal risks of the Fund. In addition, effective September 20, 2010, in connection with the aforementioned changes to the Small to Mid Cap Fund’s principal investment strategies, the Russell 2500 Index will be added as the new primary index for the Fund.

215	June 30, 2010

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Reality Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on recycled paper using soy-based inks.	SAR FWD002698 082010

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2010

By:	/s/ BARBARA TOLLE
Barbara Tolle
Treasurer

Date:	September 1, 2010